GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 97.3%
Alabama – 0.8%
Alabama State Port Authority RB for Docks Facilities Series 2010 (A-/NR)(a)
$2,500,000	5.750%	10/01/2020	$ 2,586,100
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
100,000	5.000	11/15/2021	100,346
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B/B3)
6,750,000	5.750	10/01/2049	7,398,000
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
150,000	5.000	10/01/2024	171,452
150,000	5.000	10/01/2025	175,023
725,000	5.000	10/01/2030	835,584
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
725,000	5.000	10/01/2044	812,043
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(b)
1,500,000	0.000	10/01/2046	1,457,850
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
1,000,000	5.000	10/01/2021	1,059,280
13,500,000	6.000	10/01/2042	15,923,115
7,465,000	6.500	10/01/2053	8,904,999
Prattville Industrial Development Board RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)(c)(d)
225,000	2.000	10/01/2024	226,971
Prattville Industrial Development Board Recovery Zone Facility RB Refunding for International Paper Company Series 2019 C (BBB/Baa2)(c)(d)
225,000	2.000	10/01/2024	226,971
Selma Industrial Development Board Gulf Opportunity Zone RB Refunding for International Paper Company Series 2019 A (BBB/Baa2)(c)(d)
1,750,000	2.000	10/01/2024	1,765,330
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 A (A/A3)
3,820,000	4.000	06/01/2024	4,186,032
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A/A3)(c)
	(1 Mo. LIBOR + 0.85%),
10,000,000	1.990	06/01/2024	10,016,200
UAB Medicine Finance Authority RB Series 2019 B (AA-/Aa3)
1,350,000	4.000	09/01/2036	1,535,031
2,030,000	4.000	09/01/2037	2,298,914
1,350,000	4.000	09/01/2038	1,523,651

			61,202,892

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
1,100,000	5.000	06/01/2046	1,102,750
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (NR/NR)(e)
37,350,000	0.000	06/01/2046	4,254,165
State of Alaska GO Unlimited Bonds Series 2016 A (AA/Aa3)
5,450,000	5.000	08/01/2027	6,514,494

			11,871,409

Arizona – 1.5%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(c)
	(3 Mo. LIBOR + 0.81%),
19,150,000	2.216	01/01/2037	19,087,188
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
1,400,000	5.000	11/01/2044	1,669,388

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (BBB+/NR)
$570,000	5.000%	01/01/2043	$ 643,644
3,250,000	4.500	01/01/2049	3,416,757
2,095,000	5.000	01/01/2054	2,328,739
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (BBB/NR)
1,565,000	5.000	01/01/2037	1,752,675
1,105,000	5.000	01/01/2038	1,233,180
300,000	5.000	01/01/2043	329,307
2,125,000	5.000	01/01/2049	2,310,810
600,000	5.125	01/01/2054	653,280
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (NR/Baa1)
365,000	5.000	05/01/2024	406,354
300,000	5.000	05/01/2029	353,238
650,000	5.000	05/01/2031	762,951
Chandler Industrial Development Authority RB for Intel Corp. Series 2007 (AMT) (A+/A1)(c)(d)
10,000,000	2.700	08/14/2023	10,399,300
Chandler Industrial Development Authority RB for Intel Corp. Series 2019 (AMT) (A+/A1)(c)(d)
7,300,000	5.000	06/03/2024	8,360,909
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A+/A1)
1,375,000	3.000	07/01/2049	1,365,444
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A+/A1)
1,110,000	5.000	07/01/2023	1,247,196
1,115,000	5.000	07/01/2024	1,287,580
1,215,000	5.000	07/01/2025	1,437,503
915,000	4.000	07/01/2044	1,008,019
2,980,000	5.000	07/01/2044	3,590,900
2,290,000	3.250	07/01/2049	2,315,075
1,375,000	5.000	07/01/2049	1,646,480
City of Phoenix Civic Improvement Corporation RB Taxable Refunding for Rental Car Facility Charge Series 2019 B (A/A2)
3,005,000	2.163	07/01/2022	3,013,594
1,950,000	2.226	07/01/2023	1,956,201
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (AAA/Aa2)
7,000,000	5.000	07/01/2030	8,486,800
Entertainment Center Community Facilities District RB Series 2017 (AA+/NR)
5,206,000	4.000	07/01/2037	5,388,835
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
400,000	3.500	07/01/2029	412,432
385,000	4.100	07/01/2034	399,553
1,150,000	4.750	07/01/2043	1,193,125
Glendale City Subordinate RB Refunding Series 2017 (AA/A1)
2,500,000	5.000	07/01/2028	3,099,000
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (A-/NR)
5,000,000	5.000	11/15/2042	5,665,950
Maricopa County IDA RB for Banner Health Series 2017 A (AA-/NR)
4,360,000	4.000	01/01/2041	4,819,849
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (AA-/Ba2)
200,000	4.000	07/01/2025	223,768
200,000	4.000	07/01/2026	226,480
200,000	4.000	07/01/2027	228,804
325,000	4.000	07/01/2028	374,579
250,000	4.000	07/01/2029	289,845
500,000	4.000	07/01/2034	551,970
700,000	5.000	07/01/2039	839,097

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (BBB+/A3)
$8,905,000	5.000%	12/01/2037	$ 11,895,744
Yavapai County IDA Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(c)(d)
4,000,000	2.800	06/01/2021	4,071,760

			120,743,303

Arkansas – 0.3%
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (A/NR)
2,790,000	5.000	12/01/2047	3,335,222
4,630,000	3.200	12/01/2049	4,541,428
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA) (FNMA) (FHLMC) (AA+/NR)
195,000	5.500	07/01/2023	195,000
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (BBB+/NR)
550,000	5.000	08/01/2026	645,497
500,000	5.000	08/01/2028	584,920
Pulaski County Little Rock School District Construction GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa2)
5,395,000	3.000	02/01/2023	5,620,565
5,185,000	3.000	02/01/2024	5,398,103
Pulaski County Little Rock School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (NR/Aa2)
3,335,000	3.000	02/01/2023	3,396,397

			23,717,132

California – 10.8%
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (AA/Aa2)(e)
1,000,000	0.000	08/01/2037	639,810
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
875,000	4.000	09/01/2024	956,191
745,000	4.000	09/01/2025	819,798
535,000	4.000	09/01/2026	587,906
590,000	4.000	09/01/2027	647,236
575,000	4.000	09/01/2028	629,706
465,000	4.000	09/01/2029	507,947
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
1,000,000	5.000	05/01/2040	1,192,160
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
150,000	4.000	09/01/2020	152,875
190,000	4.000	09/01/2021	198,464
195,000	4.000	09/01/2022	208,096
205,000	4.000	09/01/2023	222,595
210,000	4.000	09/01/2024	231,011
220,000	4.000	09/01/2025	245,502
230,000	4.000	09/01/2026	259,562
235,000	4.000	09/01/2027	264,098
255,000	4.000	09/01/2029	283,229
275,000	4.000	09/01/2031	303,113
290,000	4.000	09/01/2032	318,672
300,000	5.000	09/01/2033	347,490
215,000	5.000	09/01/2034	248,630
330,000	5.000	09/01/2035	381,087
345,000	3.000	09/01/2036	349,730
360,000	3.000	09/01/2037	363,190
370,000	3.000	09/01/2038	371,854
380,000	3.000	09/01/2039	380,559
1,160,000	5.000	09/01/2044	1,323,038
1,475,000	5.000	09/01/2049	1,675,674

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (BB+/NR)(e)
$31,220,000	0.000%	06/01/2055	$ 2,541,932
California Educational Facilities Authority RB for Stanford University Series 2010 U-1 (AAA/Aaa)
5,000,000	5.250	04/01/2040	7,482,400
California Educational Facilities Authority RB for Stanford University Series 2014 U-6 (AAA/Aaa)
3,500,000	5.000	05/01/2045	5,226,410
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (AA/A1)
500,000	5.000	02/01/2042	589,420
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A+/A1)
375,000	5.000	11/15/2028	471,994
350,000	5.000	11/15/2029	438,112
565,000	5.000	11/15/2030	702,329
1,000,000	5.000	11/15/2042	1,207,380
12,000,000	5.000	11/15/2056	14,346,840
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
1,300,000	5.000	02/01/2034	1,540,695
1,150,000	5.000	02/01/2035	1,358,357
450,000	5.000	02/01/2042	522,491
1,450,000	5.000	02/01/2047	1,671,458
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (BBB/NR)
2,000,000	5.000	06/30/2028	2,476,080
1,600,000	5.000	12/31/2028	1,975,952
2,695,000	5.000	12/31/2043	3,145,954
3,500,000	5.000	12/31/2047	4,065,215
California Municipal Finance Authority RB for United Airlines, Inc. Project Series 2019 (AMT) (BB/NR)
13,050,000	4.000	07/15/2029	14,832,499
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
200,000	5.000	10/01/2026	241,796
200,000	5.000	10/01/2027	246,170
150,000	5.000	10/01/2028	188,358
225,000	5.000	10/01/2029	280,649
125,000	5.000	10/01/2030	154,626
225,000	5.000	10/01/2031	277,362
225,000	5.000	10/01/2032	275,866
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB/NR)
900,000	5.000	12/31/2037	1,065,897
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
400,000	5.000	06/01/2035	451,976
California Pollution Control Financing Authority RB Refunding for Waste Management, Inc. Series 2015 B-1 (AMT) (A-/NR)
4,130,000	3.000	11/01/2025	4,411,583
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(f)
2,000,000	6.750	12/01/2028	2,040,400
10,325,000	7.500	12/01/2040	10,752,248
California Pollution Control Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2001 A (AMT) (A-/NR)(c)(d)
1,250,000	2.500	05/01/2024	1,292,288
California Pollution Control Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2003 A (A-/NR)(c)(d)
3,500,000	2.500	05/01/2024	3,616,445
California Pollution Control Financing Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2015 A-1 (AMT) (A-/NR)
10,000,000	3.375	07/01/2025	10,845,700

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (BBB/Baa3)(f)
$13,845,000	5.000%	07/01/2030	$ 15,069,729
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (BBB/Baa3)(f)
280,000	5.000	07/01/2022	306,650
360,000	5.000	07/01/2023	406,415
445,000	5.000	07/01/2024	516,654
1,330,000	5.000	07/01/2029	1,669,549
California State Various Purpose GO Bonds Series 2010 (AA-/Aa2)
1,250,000	6.000	03/01/2033	1,260,300
1,500,000	5.500	03/01/2040	1,510,515
California State Various Purpose GO Bonds Series 2017 (AA-/Aa2)
1,250,000	5.000	08/01/2046	1,479,125
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
465,000	4.250	09/01/2022	495,909
290,000	5.000	09/01/2030	334,486
320,000	5.000	09/01/2037	362,842
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
875,000	5.000	09/02/2034	1,073,144
595,000	5.000	09/02/2039	718,575
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
1,055,000	5.000	09/02/2033	1,257,655
950,000	5.000	09/02/2038	1,113,390
375,000	5.000	09/02/2043	436,245
1,130,000	5.000	09/02/2048	1,309,162
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
4,475,000	5.000	09/02/2029	5,244,297
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 B (NR/NR)
645,000	4.000	09/02/2023	689,873
670,000	4.000	09/02/2024	725,328
1,500,000	5.000	09/02/2034	1,798,740
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(f)
750,000	3.000	06/01/2029	776,032
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (A-/NR)
250,000	5.000	08/01/2028	315,220
300,000	5.000	08/01/2029	376,422
315,000	5.000	08/01/2030	393,262
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (BB+/NR)(f)
500,000	5.000	07/01/2024	542,450
900,000	5.000	07/01/2029	1,041,966
California Statewide Communities Development Authority RB for Sutter Health Series 2011 A (AA-/Aa3)(a)
2,000,000	6.000	08/15/2020	2,062,680
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
150,000	5.000	04/01/2030	181,544
70,000	5.000	04/01/2031	84,324
385,000	4.000	04/01/2032	429,879
455,000	4.000	04/01/2034	503,448
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (BB-/NR)(f)
1,725,000	5.000	12/01/2031	1,973,227

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
$1,300,000	5.000%	09/02/2038	$ 1,523,587
1,500,000	5.000	09/02/2048	1,737,825
California Statewide Communities Development Authority Special Assessment for Statewide Community Infrastructure Program Series 2019 C (NR/NR)
115,000	4.000	09/02/2021	118,877
180,000	4.000	09/02/2022	189,099
345,000	4.000	09/02/2023	367,239
355,000	4.000	09/02/2024	381,373
1,015,000	4.000	09/02/2029	1,121,270
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
975,000	5.000	05/15/2042	1,135,914
1,000,000	5.000	05/15/2047	1,159,000
800,000	5.000	05/15/2050	925,864
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
1,750,000	5.000	05/15/2022	1,896,475
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (CCC/NR)(e)
22,510,000	0.000	06/01/2046	2,569,291
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
230,000	4.000	09/01/2026	257,786
245,000	4.000	09/01/2027	276,852
250,000	4.000	09/01/2028	284,883
165,000	3.000	09/01/2037	163,876
170,000	3.000	09/01/2038	168,315
175,000	3.000	09/01/2039	172,435
180,000	3.000	09/01/2040	176,589
620,000	3.125	09/01/2044	612,095
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA/Aa2)(e)
3,500,000	0.000	06/01/2034	2,451,575
City of Azusa Community Facilities District No. 2005-1 Special Tax Series 2019 (AGM) (AA/NR)
595,000	5.000	09/01/2044	707,729
890,000	5.000	09/01/2049	1,052,549
City of Oroville RB for Oroville Hospital Series 2019 (BB+/NR)
1,140,000	5.000	04/01/2024	1,278,191
1,325,000	5.000	04/01/2027	1,564,335
1,000,000	5.000	04/01/2029	1,206,240
1,250,000	5.000	04/01/2030	1,501,787
1,500,000	5.000	04/01/2031	1,793,235
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2026	116,953
100,000	5.000	09/01/2027	116,461
100,000	5.000	09/01/2028	116,153
100,000	5.000	09/01/2029	115,747
140,000	5.000	09/01/2031	160,996
250,000	5.000	09/01/2032	286,917
230,000	5.000	09/01/2033	263,306
150,000	5.000	09/01/2034	171,359
150,000	5.000	09/01/2035	170,861
700,000	5.000	09/01/2036	796,005
275,000	5.000	09/01/2037	312,015
250,000	5.000	09/01/2038	283,155
500,000	5.000	09/01/2039	565,385
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
325,000	3.000	09/01/2029	325,907
405,000	5.000	09/01/2034	462,729
445,000	5.000	09/01/2039	504,941

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(f)
$595,000	4.000%	09/01/2028	$ 649,294
City of Santee Community Facilities District No. 2017-1 Special Tax Bonds Series 2019 (NR/NR)
1,420,000	4.000	09/01/2044	1,549,121
City of Stockton Community Facilities District No. 2005-1 Special Tax Bonds Series 2019 (NR/NR)
320,000	2.000	09/01/2024	322,704
330,000	2.250	09/01/2026	333,831
350,000	2.375	09/01/2028	351,603
380,000	2.750	09/01/2031	382,565
405,000	3.000	09/01/2033	413,529
415,000	3.000	09/01/2034	422,325
270,000	3.000	09/01/2035	273,850
900,000	3.125	09/01/2037	916,173
740,000	3.125	09/01/2039	748,932
810,000	3.250	09/01/2041	821,413
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
345,000	5.000	09/01/2044	402,884
465,000	5.000	09/01/2049	541,455
City of Upland Community Facilities District No. 2015-1 Special Tax Improvement Area No.1 Series 2019 B (NR/NR)
95,000	3.125	09/01/2037	96,788
700,000	3.250	09/01/2041	711,620
600,000	3.500	09/01/2049	611,334
940,000	4.000	09/01/2049	1,010,133
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (AA/NR)
275,000	3.125	08/01/2035	287,067
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000	5.000	09/01/2034	520,497
725,000	5.000	09/01/2039	830,654
County of Sacramento RB Refunding for Airport System Series 2018 C (AMT) (A+/A2)
1,225,000	5.000	07/01/2039	1,475,525
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
400,000	3.125	09/01/2044	391,552
1,655,000	3.125	09/01/2049	1,600,435
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (A-/Baa2)
1,300,000	3.950	01/15/2053	1,398,839
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (AA/A2)(b)
3,000,000	0.000	01/15/2032	3,298,590
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2014 Subseries B-3 (A-/Baa2)(c)(d)
1,175,000	5.500	01/15/2023	1,294,721
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (A+/NR)
500,000	5.000	09/01/2032	545,395
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(e)
43,000,000	0.000	06/01/2047	7,242,920
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC-/NR)(e)
9,375,000	0.000	06/01/2047	1,579,031
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/Aa3)
11,000,000	5.000	06/01/2045	12,621,180

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BB-/NR)
$17,115,000	3.500%	06/01/2036	$ 17,499,403
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BBB-/NR)
22,180,000	5.000	06/01/2034	26,184,155
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
2,440,000	5.000	06/01/2047	2,522,643
10,080,000	5.250	06/01/2047	10,484,107
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)
14,450,000	5.000	06/01/2047	14,939,422
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B-/B3)
3,915,000	5.300	06/01/2037	4,091,488
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (A-/NR)
1,420,000	3.678	06/01/2038	1,448,656
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
650,000	5.000	09/01/2025	764,140
650,000	5.000	09/01/2026	781,814
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
480,000	5.000	09/01/2025	564,288
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
430,000	5.000	09/01/2026	517,200
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
180,000	4.000	09/01/2025	199,281
175,000	4.000	09/01/2026	195,862
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2019 A (NR/NR)
350,000	5.000	09/01/2030	437,857
310,000	5.000	09/01/2032	384,890
360,000	5.000	09/01/2034	444,345
460,000	5.000	09/01/2036	563,771
Lammersville Joint Unified School District Improvement Community Facilities District No. 2014-1 Special Tax Bonds Series 2019 (NR/NR)
775,000	5.000	09/01/2043	890,607
2,500,000	5.000	09/01/2048	2,862,900
Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (AA/NR)
3,000,000	3.500	09/01/2035	3,218,070
Los Angeles Community College District GO Bonds for 2008 Election Series 2010 C (AA+/Aaa)(a)
5,000,000	5.250	08/01/2020	5,127,100
Los Angeles Department of Airports RB Senior Refunding Series 2018 B (AMT) (AA/Aa2)
2,275,000	5.000	05/15/2034	2,795,520
Los Angeles Department of Airports Subordinated RB Series 2016 B (AMT) (AA-/Aa3)
1,000,000	5.000	05/15/2029	1,201,170
Los Angeles Department of Airports Subordinated RB Series 2018 A (AMT) (AA-/Aa3)
7,000,000	5.250	05/15/2048	8,509,270
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (AA-/Aa3)
5,000,000	5.000	05/15/2030	6,156,200
1,000,000	5.000	05/15/2035	1,213,190
Los Angeles Department of Airports Subordinated RB Series 2018 D (AMT) (AA-/Aa3)
6,000,000	5.000	05/15/2030	7,618,320

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (A+/Aa3)
$44,275,000	5.720%	05/01/2027	$ 52,914,381
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA/Aa3)(e)
2,000,000	0.000	08/01/2037	1,244,600
4,500,000	0.000	08/01/2038	2,699,190
4,500,000	0.000	08/01/2039	2,598,345
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (AA-/NR)(e)
1,205,000	0.000	08/01/2026	1,078,415
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(e)
2,510,000	0.000	08/01/2035	1,696,710
Mizuho Floater & Residual Trust Special Tax Series 2019-MIZ9003 (NR/A1)(c)(d)(f)
23,540,000	1.810	01/09/2020	23,540,000
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
1,750,000	6.500	11/01/2039	2,735,793
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
3,455,000	6.125	11/01/2029	4,406,611
2,000,000	6.500	11/01/2039	3,126,620
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(b)
5,000,000	0.000	08/01/2035	5,277,450
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (BBB+/A3)(g)
	(3 Mo. LIBOR + 0.72%),
5,595,000	2.126	07/01/2027	5,537,372
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
11,335,000	5.000	11/01/2047	13,289,607
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)
6,450,000	7.000	08/01/2038	8,921,511
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(e)
2,150,000	0.000	08/01/2031	1,605,340
4,150,000	0.000	08/01/2032	2,997,919
3,500,000	0.000	08/01/2033	2,448,495
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A1)
4,000,000	5.000	05/01/2031	4,326,520
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
650,000	4.000	09/01/2020	659,386
590,000	4.000	09/01/2023	630,368
320,000	4.000	09/01/2024	346,413
400,000	4.000	09/01/2025	439,908
1,490,000	4.000	09/01/2026	1,654,317
305,000	4.000	09/01/2027	337,241
500,000	4.000	09/01/2028	548,815
1,280,000	4.000	09/01/2029	1,398,746
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,585,000	5.000	09/01/2027	4,963,996
1,000,000	5.375	09/01/2031	1,091,130
485,000	5.250	09/01/2034	525,929
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
750,000	5.000	09/01/2025	877,755
1,075,000	5.000	09/01/2026	1,285,915
1,000,000	5.000	09/01/2027	1,219,190

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
$35,000	4.000%	09/01/2021	$ 36,465
50,000	4.000	09/01/2022	53,114
85,000	4.000	09/01/2023	91,690
80,000	4.000	09/01/2024	87,534
150,000	4.000	09/01/2025	165,725
275,000	5.000	09/01/2026	324,137
210,000	5.000	09/01/2027	251,569
160,000	5.000	09/01/2028	191,318
170,000	5.000	09/01/2029	202,689
110,000	5.000	09/01/2030	130,849
100,000	5.000	09/01/2031	118,679
185,000	5.000	09/01/2032	219,049
165,000	5.000	09/01/2033	194,918
175,000	4.000	09/01/2034	193,170
150,000	4.000	09/01/2035	165,186
125,000	3.000	09/01/2036	125,101
470,000	5.000	09/01/2039	548,857
250,000	3.250	09/01/2041	251,855
400,000	5.000	09/01/2045	463,096
1,000,000	5.000	09/01/2049	1,155,080
Sacramento City Unified School District GO RB Refunding Series 2012 (BBB/A2)
125,000	5.000	07/01/2020	127,248
Sacramento City Unified School District GO RB Refunding Series 2015 (AGM) (AA/NR)
500,000	5.000	07/01/2020	509,665
1,000,000	5.000	07/01/2029	1,151,490
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa3)(g)
	(3 Mo. LIBOR + 0.53%),
13,150,000	1.808	12/01/2035	12,579,290
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(g)
	(3 Mo. LIBOR + 0.55%),
2,375,000	1.828	06/01/2034	2,284,679
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(e)
5,000,000	0.000	07/01/2039	3,008,950
San Diego Unified School District GO Bonds for Election of 2012 Series 2013 C (AA-/Aa2)
3,500,000	4.000	07/01/2042	3,727,395
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2011 C (AMT) (A+/A1)
3,800,000	5.000	05/01/2021	3,988,556
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2012 A (AMT) (A+/A1)
4,750,000	5.000	05/01/2026	5,178,925
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2013 A (AMT) (A+/A1)
2,000,000	5.500	05/01/2028	2,282,440
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 A (AMT) (A+/NR)
10,000,000	5.000	05/01/2023	11,211,100
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 D (AMT) (A+/A1)
20,000,000	5.000	05/01/2048	23,720,200
San Francisco City & County Airport Commission San Francisco International Airport RB Series 2019 A (AMT) (A+/A1)
9,380,000	5.000	05/01/2044	11,327,476
21,500,000	5.000	05/01/2049	25,800,430
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (A-/NR)
1,000,000	5.000	08/01/2033	1,195,680

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Jacinto Unified School District Financing Authority Special Tax RB Series 2019 (NR/NR)
$500,000	5.000%	09/01/2036	$ 592,710
1,550,000	5.000	09/01/2044	1,813,205
2,275,000	5.000	09/01/2049	2,649,238
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (NR/Baa2)(e)
1,605,000	0.000	01/15/2026	1,392,626
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (A-/NR)
1,000,000	5.000	01/15/2029	1,162,040
State of California GO Bonds Series 2004 A-5 (AA+/Aa1)(c)(d)
13,560,000	1.360	01/02/2020	13,560,000
State of California Various Purpose GO Bonds for Bid Group B Series 2019 (AA-/Aa2)
48,905,000	3.050	04/01/2029	50,912,550
State of California Various Purpose GO Refunding Bonds for Bid Group B Series 2019 (AA-/Aa2)
6,255,000	5.000	04/01/2024	7,276,316
8,400,000	5.000	04/01/2025	10,065,384
12,650,000	5.000	04/01/2026	15,541,157
12,650,000	5.000	04/01/2027	15,915,345
State of California Various Purpose GO Refunding Bonds Series 2019 (AA-/Aa2)
30,000,000	5.000	04/01/2036	38,065,200
Stockton Public Financing Authority Wastewater RB Series 2019 (A/NR)
8,550,000	1.400	06/01/2022	8,541,536
Stockton Unified School District GO Refunding Bonds Series 2016 (A+/A1)
2,735,000	5.000	08/01/2025	3,277,952
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B-/B3)
1,650,000	5.375	06/01/2038	1,656,864
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (A/NR)
885,000	5.000	06/01/2026	1,064,107
1,180,000	5.000	06/01/2027	1,446,456
870,000	5.000	06/01/2028	1,083,402
1,745,000	5.000	06/01/2029	2,200,375
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (A-/NR)
1,745,000	5.000	06/01/2032	2,165,527
870,000	5.000	06/01/2034	1,072,771
435,000	5.000	06/01/2035	534,654
870,000	5.000	06/01/2036	1,065,863
870,000	5.000	06/01/2039	1,057,320
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (BBB-/NR)
3,100,000	5.000	06/01/2048	3,602,076
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(e)
7,975,000	0.000	06/01/2054	1,226,396
University of California RB Series 2019 BD (AA/Aa2)
25,320,000	3.349	07/01/2029	26,943,772
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(g)
	(3 Mo. LIBOR + 0.74%),
7,880,000	2.020	05/15/2043	7,537,062
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE) (AA-/Baa2)(e)
1,175,000	0.000	08/01/2025	1,073,351

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
$800,000	5.000%	09/01/2047	$ 913,552

			853,026,347

Colorado – 3.6%
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/Aa2)
6,910,000	5.250	12/01/2040	8,347,073
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/NR)(a)
325,000	5.250	12/01/2026	403,517
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
2,078,000	4.500	12/01/2029	2,154,803
Board of Governors of Colorado State University System RB Refunding Series 2017 C (AA/NR)
14,280,000	5.000	03/01/2043	17,285,797
Board of Governors of Colorado State University System RB Refunding Series 2017 C (NR/NR)(a)
9,555,000	5.000	03/01/2028	12,114,593
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Series 2017 A (NR/NR)
525,000	5.000	12/01/2037	556,458
Broadway Station Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
735,000	5.000	12/01/2035	788,412
500,000	5.125	12/01/2048	534,905
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
1,000,000	5.250	12/01/2038	1,046,020
Centerra Metropolitan District No. 1 Special RB Refunding & Improvement Bonds Series 2017 (NR/NR)(f)
4,000,000	5.000	12/01/2029	4,307,920
500,000	5.000	12/01/2047	525,535
Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (AA+/Aa1)
3,510,000	6.000	12/15/2029	4,692,835
10,805,000	6.000	12/15/2030	14,413,654
City Center West Residential Metropolitan District No. 2 GO Bonds Senior Series 2019 A (NR/NR)
1,035,000	5.000	12/01/2049	1,085,943
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (NR/Ba1)(f)
1,500,000	5.000	10/01/2029	1,698,360
2,500,000	5.000	10/01/2039	2,763,050
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (NR/Baa3)
415,000	4.000	11/01/2029	440,601
400,000	5.000	11/01/2039	433,748
700,000	5.000	11/01/2049	752,353
Colorado Educational & Cultural Facilities Authority RB Refunding for West Ridge Academy Charter School Project Series 2019 A (NR/Aa3)
325,000	5.000	06/01/2049	353,977
350,000	5.000	06/01/2054	379,823
Colorado Health Facilities Authority RB for CommonSpirit Health Obligated Group Catholic Health Initiatives Project Series 2019 B-1 (BBB+/Baa1)(c)(d)
2,000,000	5.000	08/01/2025	2,310,600
Colorado Health Facilities Authority RB for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(c)(d)
4,285,000	5.000	08/01/2026	5,055,614
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 B (AA/Aa2)(c)(d)
6,000,000	5.000	11/19/2026	7,382,520

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
$855,000	5.000%	08/01/2035	$ 1,032,831
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
855,000	5.000	08/01/2035	1,032,832
2,140,000	5.000	08/01/2036	2,575,233
855,000	5.000	08/01/2037	1,024,213
1,285,000	5.000	08/01/2038	1,534,097
2,570,000	5.000	08/01/2039	3,057,529
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (A-/NR)(a)
1,150,000	5.000	06/01/2027	1,445,987
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (A+/NR)
1,730,000	4.000	11/01/2039	1,927,116
7,435,000	5.000	11/01/2039	9,079,102
8,285,000	5.000	11/01/2044	9,966,441
1,950,000	5.000	11/01/2049	2,327,383
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
1,200,000	4.000	01/01/2036	1,370,100
Colorado Health Facilities Authority Taxable RB Refunding for Sanford Obligated Group Series 2019 B (A+/NR)
1,250,000	2.496	11/01/2024	1,253,463
2,730,000	2.678	11/01/2025	2,749,847
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
3,210,000	4.000	12/01/2029	3,273,815
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
460,000	3.500	12/01/2021	467,866
500,000	4.500	12/01/2027	528,705
Cottonwood Highlands Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2049	956,610
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,255,000	5.000	12/01/2039	1,287,919
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(f)
2,730,000	5.000	12/01/2029	2,765,299
3,105,000	5.500	12/01/2039	3,164,243
Denver City & County Airport RB Refunding for Department of Aviation Series 2019 D (A+/A1)(c)(d)
7,960,000	5.000	11/15/2022	8,806,944
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A/A2)
17,000,000	5.000	12/01/2030	21,575,040
11,500,000	5.250	12/01/2048	13,880,845
Denver City & County Airport RB Series 2013 A (AMT) (A/A2)
5,000,000	5.500	11/15/2029	5,722,950
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (BB/NR)
1,750,000	5.000	10/01/2032	1,908,025
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(f)
4,995,000	5.000	12/01/2025	5,897,097
5,145,000	5.000	12/01/2026	6,196,329
5,285,000	5.000	12/01/2027	6,480,996
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
765,000	5.000	12/01/2024	883,376
205,000	5.000	12/01/2025	242,023
Denver Health & Hospital Authority RB Series 2019 A (BBB/NR)
880,000	5.000	12/01/2030	1,100,959
1,230,000	5.000	12/01/2031	1,534,893
3,500,000	5.000	12/01/2032	4,351,620

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area RB Series 2018 A (NR/NR)(f)
$5,655,000	5.250%	12/01/2039	$ 6,040,841
E-470 Public Highway Authority RB Series 2010 A (A/A2)(e)
6,000,000	0.000	09/01/2040	3,228,180
E-470 Public Highway Authority Senior RB Series 2017 B (A/A2)(c)
	(1 Mo. LIBOR + 1.05%),
2,000,000	2.251	09/01/2021	2,016,740
First Creek Village Metropolitan District GO Bonds Series 2019 A (NR/Ba1)
522,000	3.000	12/01/2029	524,010
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2039	965,133
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
1,375,000	5.000	12/01/2039	1,457,445
1,000,000	5.000	12/01/2049	1,042,570
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
500,000	5.500	12/01/2048	517,385
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (BBB-/NR)
100,000	4.000	12/01/2020	101,960
215,000	4.000	12/01/2022	226,713
160,000	4.000	12/01/2023	170,751
175,000	4.000	12/01/2024	188,552
100,000	4.000	12/01/2025	108,431
215,000	4.000	12/01/2026	234,240
290,000	4.000	12/01/2029	315,311
205,000	4.000	12/01/2030	221,355
225,000	4.000	12/01/2031	242,516
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
490,000	4.375	12/01/2031	499,403
500,000	5.000	12/01/2046	517,625
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2049	669,025
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
1,000,000	5.625	12/01/2048	1,047,090
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A-/A2)
2,000,000	6.250	11/15/2028	2,554,360
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
5,000,000	5.000	12/01/2039	5,161,300
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2049	944,298
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
850,000	5.000	12/01/2049	867,366
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
2,875,000	5.000	12/01/2039	2,998,855
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
524,000	4.500	12/01/2028	541,444
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,240,000	5.000	12/01/2049	1,278,651

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
$75,000	5.000%	12/01/2025	$ 88,177
125,000	5.000	12/01/2026	149,467
150,000	5.000	12/01/2027	181,860
235,000	5.000	12/01/2028	288,310
175,000	5.000	12/01/2029	217,423
300,000	4.000	12/01/2030	342,381
300,000	4.000	12/01/2031	340,632
375,000	4.000	12/01/2032	424,193
220,000	4.000	12/01/2034	247,509
325,000	4.000	12/01/2039	359,538
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	520,640
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-1 (NR/Ba1)
165,000	3.000	12/01/2022	167,163
1,000,000	5.000	12/01/2037	1,133,870
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-2 (NR/Ba1)
40,000	3.000	12/01/2022	40,521
100,000	3.500	12/01/2027	104,749
115,000	5.000	12/01/2037	130,395
325,000	5.000	12/01/2047	363,665
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	1,050,530
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/Baa1)
350,000	5.000	12/01/2032	410,049
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
1,000,000	5.000	12/01/2030	1,051,520
6,920,000	5.000	12/01/2047	7,144,485
University of Colorado Enterprise System RB Refunding Series 2019 A-2 (AA+/Aa1)
4,830,000	1.780	06/01/2024	4,778,947
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (AA/NR)(h)
195,000	5.000	12/01/2026	226,233
205,000	5.000	12/01/2027	240,928
210,000	5.000	12/01/2028	249,339
210,000	5.000	12/01/2029	252,206
215,000	5.000	12/01/2030	255,792
230,000	5.000	12/01/2031	272,771
250,000	5.000	12/01/2032	295,700
255,000	5.000	12/01/2033	300,671
285,000	5.000	12/01/2034	335,171
100,000	5.000	12/01/2035	117,248
695,000	5.000	12/01/2050	804,595
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (AA/NR)
100,000	5.000	12/15/2021	106,235
105,000	5.000	12/15/2022	114,658
115,000	5.000	12/15/2023	128,495
130,000	5.000	12/15/2024	148,448
125,000	5.000	12/15/2025	145,296
135,000	5.000	12/15/2026	156,592
125,000	5.000	12/15/2027	144,563
125,000	5.000	12/15/2028	144,114
125,000	5.000	12/15/2029	143,654
125,000	5.000	12/15/2030	143,183
135,000	5.000	12/15/2031	154,360
160,000	5.000	12/15/2032	182,576
1,045,000	3.250	12/15/2050	1,077,217

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Wild Plum Metropolitan District GO Bonds Series 2019 A (NR/NR)
$595,000	5.000%	12/01/2049	$ 618,169
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
1,250,000	5.375	12/01/2048	1,307,500
Willow Bend Metropolitan District GO Bonds Series 2019 A (NR/NR)
600,000	5.000	12/01/2039	642,618

			284,155,745

Connecticut – 2.6%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
450,000	5.000	08/01/2026	532,678
965,000	5.000	08/01/2027	1,152,442
1,165,000	5.000	08/01/2028	1,410,489
750,000	5.500	08/01/2029	931,733
350,000	5.500	08/01/2030	431,953
525,000	5.500	08/01/2031	644,579
500,000	5.500	08/01/2032	611,165
405,000	5.500	08/01/2033	493,075
City of New Haven GO Refunding Bonds Series 2019 B (AGM) (AA/A2)
1,350,000	5.000	02/01/2024	1,537,259
1,400,000	5.000	02/01/2026	1,666,630
600,000	5.000	02/01/2027	728,862
1,050,000	5.000	02/01/2028	1,292,130
Connecticut State GO Bonds Series 2018 C (A/A1)
680,000	5.000	06/15/2028	852,740
Connecticut State GO Refunding Bonds Series 2017 B (A/A1)
5,000,000	5.000	04/15/2028	6,251,900
Connecticut State Health & Educational Facilities Authority RB for Yale New Haven Health System Series 2014 B (AA-/Aa3)(c)(d)
2,290,000	1.800	07/01/2024	2,328,174
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2001 V-1 (AAA/Aaa)(c)(d)
15,000,000	1.330	01/02/2020	15,000,000
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (BBB-/NR)
390,000	5.000	07/01/2025	457,602
575,000	5.000	07/01/2026	686,579
440,000	5.000	07/01/2027	533,935
530,000	5.000	07/01/2028	651,539
485,000	5.000	07/01/2029	601,895
875,000	5.000	07/01/2030	1,075,515
645,000	5.000	07/01/2031	783,817
575,000	5.000	07/01/2032	693,755
475,000	5.000	07/01/2033	569,644
450,000	5.000	07/01/2034	538,308
870,000	4.000	07/01/2039	941,262
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-1 (AAA/Aaa)(c)(d)
22,650,000	5.000	02/01/2028	28,764,368
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-2 (AAA/Aaa)(c)(d)
23,330,000	5.000	02/01/2023	25,990,087
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)(f)
3,675,000	4.750	10/01/2048	3,815,973
Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (AA/Aa3)
5,540,000	5.000	11/01/2026	6,874,198
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (B-/NR)(f)
3,755,000	7.000	02/01/2045	3,839,863
State of Connecticut GO Bonds Series 2018 (A/A1)
1,770,000	5.000	06/15/2027	2,184,870
755,000	5.000	06/15/2029	942,029
165,000	5.000	06/15/2032	203,069

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut GO Unlimited Bonds Series 2019 A (A/A1)
$1,500,000	5.000%	04/15/2025	$ 1,773,930
6,395,000	5.000	04/15/2026	7,722,026
1,350,000	5.000	04/15/2028	1,688,013
1,000,000	5.000	04/15/2035	1,236,960
1,000,000	5.000	04/15/2036	1,233,200
1,000,000	5.000	04/15/2039	1,220,310
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purpose Build America Bonds Series 2010 B (A+/A1)
3,220,000	4.576	11/01/2022	3,428,881
State of Connecticut Special Tax Obligation RB Refunding for Transportation Infrastructure Purposes Series 2013 A (A+/A1)
1,000,000	5.000	10/01/2029	1,125,620
State of Connecticut State Revolving Fund RB Series 2017 A (AAA/Aaa)
9,655,000	5.000	05/01/2036	11,834,423
State of Connecticut State Revolving Fund RB Series 2019 A (AAA/Aaa)
6,910,000	5.000	02/01/2032	8,847,841
4,000,000	5.000	02/01/2033	5,100,680
14,215,000	5.000	02/01/2036	17,954,682
8,640,000	5.000	02/01/2037	10,880,784
6,295,000	5.000	02/01/2039	7,874,667
University of Connecticut RB Refunding Series 2010 A (A+/A1)
2,775,000	5.000	02/15/2021	2,787,654
West Haven GO Bonds Series 2017 A (BBB/Baa3)
325,000	5.000	11/01/2025	364,237
325,000	5.000	11/01/2026	369,102
325,000	5.000	11/01/2027	372,743
West Haven GO Bonds Series 2017 B (BBB/Baa3)
645,000	5.000	11/01/2024	712,016
240,000	5.000	11/01/2026	272,568

			202,814,454

Delaware – 0.1%
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (BBB/NR)
700,000	5.000	06/01/2025	812,686
760,000	5.000	06/01/2026	898,411
685,000	5.000	06/01/2027	823,199
600,000	5.000	06/01/2029	735,240
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (BBB-/NR)
460,000	4.000	08/01/2029	512,210
615,000	5.000	08/01/2039	712,004
Delaware State GO Bonds Series 2018 A (AAA/Aaa)
2,455,000	5.000	02/01/2025	2,926,679
University of Delaware RB Series 2015 (AA+/Aa1)(a)
1,805,000	5.000	05/01/2025	2,156,903

			9,577,332

District of Columbia – 1.1%
District of Columbia GO Refunding Bonds Series 2017 A (AA+/Aaa)
10,000,000	5.000	06/01/2035	12,162,000
1,300,000	4.000	06/01/2037	1,463,215
District of Columbia RB for International School Series 2019 (BBB/NR)
860,000	5.000	07/01/2039	1,032,490
District of Columbia RB for KIPP DC Obligated Group Series 2019 (BBB+/NR)
1,275,000	4.000	07/01/2039	1,393,766
550,000	4.000	07/01/2044	593,984
District of Columbia RB Refunding Series 2019 C (AAA/Aa1)
7,000,000	5.000	10/01/2028	9,045,260
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A-/Baa1)
615,000	6.500	05/15/2033	700,872

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2012 C (AA+/Aa2)
$5,000,000	5.000%	10/01/2030	$ 5,498,250
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (AA+/Aa2)(c)(d)
6,390,000	1.750	10/01/2024	6,508,982
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A/A2)
850,000	5.000	10/01/2031	1,065,568
850,000	5.000	10/01/2033	1,057,179
850,000	5.000	10/01/2034	1,054,586
850,000	5.000	10/01/2035	1,051,586
1,375,000	5.000	10/01/2036	1,696,338
850,000	5.000	10/01/2037	1,044,727
850,000	5.000	10/01/2038	1,040,927
1,275,000	5.000	10/01/2039	1,556,316
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (A-/Baa2)
695,000	4.000	10/01/2044	764,444
925,000	5.000	10/01/2047	1,114,579
1,390,000	4.000	10/01/2049	1,519,062
1,160,000	4.000	10/01/2053	1,263,530
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (AA/A2)
2,130,000	3.000	10/01/2050	2,079,838
3,260,000	4.000	10/01/2053	3,577,035
Metropolitan Washington Airports Authority RB Refunding Series 2010 B (AMT) (AA-/Aa3)
3,000,000	5.000	10/01/2022	3,083,280
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (AA-/Aa3)
3,400,000	5.000	10/01/2029	3,718,546
Metropolitan Washington Airports Authority RB Refunding Series 2015 B (AMT) (AA-/Aa3)
3,620,000	5.000	10/01/2020	3,720,202
Metropolitan Washington Airports Authority RB Refunding Series 2017 A (AMT) (AA-/Aa3)
9,155,000	5.000	10/01/2024	10,649,828
Metropolitan Washington Airports Authority RB Refunding Series 2018 A (AMT) (AA-/Aa3)
6,375,000	5.000	10/01/2034	7,783,493

			87,239,883

Florida – 8.6%
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
175,000	4.000	05/01/2024	178,096
220,000	4.500	05/01/2029	231,647
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
360,000	2.500	05/01/2024	366,556
370,000	3.000	05/01/2025	384,915
380,000	3.000	05/01/2026	394,964
395,000	3.125	05/01/2027	410,867
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
310,000	4.250	05/01/2027	310,915
390,000	4.750	05/01/2036	393,584
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
815,000	4.125	05/01/2023	823,720
Arlington Ridge Community Development District Special Assessment RB Series 2019 (NR/NR)
565,000	3.600	05/01/2029	570,786
550,000	4.000	05/01/2036	560,714

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
$290,000	3.125%	11/01/2024	$ 289,090
500,000	3.500	11/01/2030	495,530
440,000	4.000	11/01/2040	437,518
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(f)
505,000	4.200	05/01/2024	513,666
630,000	4.550	05/01/2029	663,635
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
170,000	3.350	11/01/2024	170,744
200,000	3.700	11/01/2029	203,008
590,000	4.125	11/01/2039	598,797
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
190,000	5.000	05/01/2028	196,259
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
555,000	5.375	05/01/2028	575,940
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (A-/NR)
175,000	2.250	05/01/2022	178,145
175,000	2.500	05/01/2023	180,077
180,000	2.500	05/01/2024	185,693
185,000	3.000	05/01/2025	195,129
190,000	3.000	05/01/2026	201,041
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(f)
155,000	3.625	06/01/2024	156,431
450,000	4.000	06/01/2030	464,337
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
215,000	5.000	11/01/2031	227,902
100,000	5.250	11/01/2046	106,382
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(f)
305,000	4.000	11/01/2024	309,551
370,000	4.500	11/01/2029	388,146
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
85,000	4.500	11/01/2025	89,050
185,000	5.000	11/01/2036	204,135
320,000	5.000	11/01/2048	349,558
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
510,000	4.250	05/01/2029	562,428
465,000	4.500	05/01/2035	507,478
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
135,000	2.500	05/01/2023	139,004
140,000	2.750	05/01/2024	145,704
90,000	3.000	05/01/2025	94,740
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
315,000	3.500	05/01/2023	333,673
325,000	3.500	05/01/2024	348,631
340,000	3.500	05/01/2025	367,543
350,000	3.500	05/01/2026	380,033
365,000	3.500	05/01/2027	397,051
Bellagio Community Development District Special Assessment Bonds Series 2016 (BBB/NR)
155,000	2.500	11/01/2022	157,711
160,000	2.750	11/01/2023	164,190
170,000	3.000	11/01/2025	177,744

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$385,000	3.500%	06/15/2024	$ 388,049
1,000,000	4.000	06/15/2032	1,031,740
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
250,000	3.250	12/15/2024	249,317
750,000	3.500	12/15/2030	746,610
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (BBB-/NR)
19,365,000	5.875	07/01/2054	21,048,012
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(f)
24,360,000	5.250	12/01/2058	25,397,249
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (A-/NR)
558,000	4.250	05/01/2031	610,804
Central Florida Expressway Authority RB Senior Lien Series 2019 A (A+/A1)
1,100,000	5.000	07/01/2024	1,279,124
1,250,000	5.000	07/01/2025	1,491,287
Central Florida Expressway Authority RB Senior Lien Series 2019 B (A+/A1)
5,000,000	5.000	07/01/2024	5,814,200
1,850,000	5.000	07/01/2025	2,207,105
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (BBB/NR)
110,000	3.500	11/01/2025	117,570
115,000	3.500	11/01/2026	124,337
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
235,000	2.500	05/01/2023	239,897
245,000	2.500	05/01/2024	250,177
250,000	3.000	05/01/2025	260,717
255,000	3.000	05/01/2026	266,419
535,000	4.250	05/01/2037	577,335
Century Gardens Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
127,000	3.875	11/01/2024	129,825
189,000	4.200	11/01/2029	199,134
750,000	5.000	11/01/2049	802,230
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(f)
1,350,000	5.500	10/01/2036	1,453,302
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(f)
1,000,000	5.000	10/01/2029	1,100,300
1,000,000	5.000	10/01/2034	1,103,260
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
1,000,000	4.000	10/01/2034	1,092,800
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (BBB-/NR)
415,000	5.000	01/01/2037	467,942
1,485,000	5.000	01/01/2047	1,650,993
1,395,000	5.000	01/01/2052	1,542,870
City of West Palm Beach Utility System RB Series 2017 A (AA+/Aa2)
15,000,000	5.000	10/01/2042	18,022,650
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (AA/A2)(b)
5,000,000	0.000	05/01/2038	4,726,000
Coco Palms Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)(f)
200,000	3.625	06/15/2024	203,686
295,000	4.000	06/15/2029	308,263
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
745,000	5.375	05/01/2036	745,670

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
$880,000	2.375%	05/01/2023	$ 895,664
900,000	2.500	05/01/2024	923,544
925,000	2.750	05/01/2025	960,649
915,000	3.000	05/01/2026	964,273
980,000	3.200	05/01/2027	1,038,418
1,015,000	3.250	05/01/2028	1,070,013
1,500,000	3.750	05/01/2046	1,567,470
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
215,000	3.200	12/15/2024	215,985
250,000	3.500	12/15/2029	252,615
325,000	4.000	12/15/2039	330,609
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(f)
345,000	3.750	11/01/2023	348,671
595,000	4.500	11/01/2028	619,728
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
129,000	3.000	05/01/2023	134,057
133,000	3.250	05/01/2024	139,982
138,000	3.500	05/01/2025	147,156
143,000	3.625	05/01/2026	154,473
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (A-/NR)
190,000	2.875	05/01/2021	193,849
195,000	3.000	05/01/2022	201,521
205,000	3.250	05/01/2023	215,432
210,000	3.375	05/01/2024	223,188
220,000	3.500	05/01/2025	237,127
215,000	4.125	05/01/2035	232,996
County of Broward RB for Airport System Series 2012 Q-1 (A+/A1)(a)
855,000	5.000	10/01/2022	943,663
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A/A1)
2,810,000	5.000	09/01/2033	3,463,465
2,955,000	5.000	09/01/2034	3,632,641
3,005,000	5.000	09/01/2035	3,682,868
1,610,000	4.000	09/01/2036	1,811,443
3,520,000	4.000	09/01/2038	3,931,136
County of Escambia PCRB for Gulf Power Co. Project Series 2003 (A/A2)
7,500,000	2.600	06/01/2023	7,774,950
County of Escambia RB Refunding for International Paper Company, Series 2019 B (BBB/Baa2)(c)(d)
400,000	2.000	10/01/2024	403,504
County of Miami-Dade Aviation RB Series 2019 A (AMT) (A/NR)
4,500,000	4.000	10/01/2044	4,937,580
12,720,000	5.000	10/01/2044	15,406,082
County of Miami-Dade Florida Transit System RB Refunding Series 2019 (AA/NR)
18,060,000	4.000	07/01/2039	20,513,270

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
County of Osceola Transportation RB Refunding Series 2019 A-1 (BBB+/NR)(h)
$375,000	5.000%	10/01/2026	$ 451,073
475,000	5.000	10/01/2027	582,132
500,000	5.000	10/01/2028	623,065
450,000	5.000	10/01/2029	569,043
570,000	5.000	10/01/2030	716,558
365,000	5.000	10/01/2031	457,108
415,000	5.000	10/01/2032	517,903
350,000	5.000	10/01/2033	435,603
265,000	5.000	10/01/2034	328,934
425,000	5.000	10/01/2035	525,899
600,000	5.000	10/01/2036	740,184
525,000	5.000	10/01/2037	645,020
800,000	5.000	10/01/2038	979,768
1,000,000	5.000	10/01/2039	1,221,350
925,000	5.000	10/01/2044	1,117,372
1,160,000	5.000	10/01/2049	1,392,476
1,390,000	4.000	10/01/2054	1,502,868
County of Osceola Transportation RB Refunding Series 2019 A-2 (BBB+/NR)(e)(h)
155,000	0.000	10/01/2025	137,766
275,000	0.000	10/01/2026	236,945
360,000	0.000	10/01/2027	299,992
500,000	0.000	10/01/2028	401,740
700,000	0.000	10/01/2029	540,582
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(f)
550,000	3.875	11/01/2024	554,955
740,000	4.250	11/01/2030	761,157
Crossings at Fleming Island Community Development District Special Assessment RB Refunding Senior Lien Series 2014 A-1 (BBB/NR)
1,995,000	4.000	05/01/2024	2,094,331
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
245,000	3.750	11/01/2023	248,565
730,000	4.500	11/01/2028	768,033
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
3,125,000	5.400	05/01/2039	3,331,469
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
1,675,000	5.300	05/01/2039	1,802,434
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
745,000	4.250	12/15/2028	771,090
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
690,000	3.750	05/01/2034	737,244
960,000	4.000	05/01/2037	1,034,967
East Homestead Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)
200,000	3.750	11/01/2024	204,514
East Homestead Community Development District Special Assessment Expansion Bonds Area Project Series 2019 (NR/NR)
280,000	4.125	11/01/2029	295,257
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
250,000	3.250	11/01/2025	250,178
375,000	3.625	11/01/2030	375,416
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
250,000	3.250	11/01/2025	250,177
250,000	3.625	11/01/2030	250,278

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(f)
$335,000	4.125%	11/01/2024	$ 339,020
445,000	4.250	11/01/2029	460,094
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
1,200,000	3.250	05/01/2023	1,200,396
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(f)
425,000	4.000	12/15/2029	466,251
425,000	5.000	12/15/2034	496,668
490,000	5.000	12/15/2039	563,387
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(c)(d)(f)
1,825,000	6.250	01/01/2024	1,753,624
9,090,000	6.375	01/01/2026	8,669,770
25,550,000	6.500	01/01/2029	24,310,314
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 B (AMT) (NR/Aaa)(c)(d)
47,000,000	1.900	03/17/2020	47,051,230
Florida Higher Educational Facilities Financial Authority RB for Florida Institute of Technology, Inc. Series 2019 (BBB-/NR)
450,000	5.000	10/01/2020	461,434
250,000	5.000	10/01/2022	271,942
250,000	5.000	10/01/2023	279,003
350,000	5.000	10/01/2024	399,543
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(f)
2,000,000	4.500	06/01/2033	2,198,040
250,000	4.750	06/01/2038	275,850
4,500,000	5.000	06/01/2048	5,015,745
Florida Higher Educational Facilities Financial Authority RB for Ringling College of Art & Design, Inc. Series 2019 (BBB+/NR)
2,000,000	5.000	03/01/2044	2,353,640
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (BBB-/NR)
1,700,000	5.000	03/01/2039	1,928,157
Florida State Full Faith and Credit State Board of Education Public Education Capital Outlay Tax-Exempt Refunding Bonds Series 2015 E (AAA/Aaa)
2,990,000	5.000	06/01/2022	3,270,312
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
200,000	4.000	11/01/2028	205,346
500,000	5.000	11/01/2038	542,665
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
505,000	3.350	11/01/2024	507,202
500,000	3.700	11/01/2029	507,530
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000	3.750	11/01/2039	460,485
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
840,000	4.250	05/01/2026	869,366
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
355,000	3.750	11/01/2024	360,066
600,000	4.125	11/01/2029	620,874
1,305,000	4.750	11/01/2039	1,356,900
2,100,000	5.000	11/01/2050	2,182,530
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
920,000	5.000	11/15/2036	979,092

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Greater Orlando Aviation Authority Airport Facilities RB Series 2019 A (AMT) (AA-/Aa3)
$4,605,000	5.000%	10/01/2022	$ 5,062,599
14,000,000	5.000	10/01/2023	15,852,480
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A+/A1)
1,290,000	5.000	10/01/2047	1,505,404
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AMT) (AA-/Aa3)
2,375,000	5.000	10/01/2021	2,536,263
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
290,000	3.000	11/01/2024	290,232
695,000	3.500	11/01/2030	699,538
1,000,000	4.375	11/01/2049	1,035,120
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
190,000	3.375	05/01/2021	190,408
550,000	3.875	05/01/2026	558,206
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
780,000	3.100	05/01/2024	775,601
950,000	3.300	05/01/2029	938,685
370,000	3.700	05/01/2033	368,058
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
500,000	3.100	05/01/2024	497,180
600,000	3.300	05/01/2029	592,854
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(f)
265,000	4.000	05/01/2024	289,883
265,000	4.000	05/01/2025	293,578
140,000	4.000	05/01/2026	156,766
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
100,000	3.250	11/01/2024	99,510
400,000	3.500	11/01/2030	397,136
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
125,000	3.625	11/01/2030	124,110
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
215,000	4.000	05/01/2024	231,370
225,000	4.000	05/01/2025	245,205
235,000	4.000	05/01/2026	258,441
240,000	4.000	05/01/2027	266,580
250,000	4.000	05/01/2028	276,838
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
585,000	3.375	05/01/2023	615,379
605,000	3.500	05/01/2024	643,787
630,000	3.625	05/01/2025	676,727
650,000	3.750	05/01/2026	695,747
1,015,000	4.200	05/01/2031	1,105,335
1,000,000	4.350	05/01/2036	1,075,210
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(f)
280,000	4.000	12/15/2024	285,345
550,000	4.250	12/15/2029	574,734
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,225,000	4.250	05/01/2031	1,363,400

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
$100,000	3.375%	11/01/2025	$ 100,179
375,000	3.875	11/01/2031	376,762
500,000	4.200	11/01/2039	502,380
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
150,000	4.250	11/01/2022	152,500
370,000	4.875	11/01/2027	391,297
865,000	5.375	11/01/2037	934,555
790,000	5.500	11/01/2047	850,222
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
75,000	4.875	11/01/2027	79,317
335,000	5.500	11/01/2047	361,227
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
790,000	4.000	11/01/2028	823,828
700,000	4.500	11/01/2038	730,464
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(f)
210,000	4.000	11/01/2024	214,087
250,000	5.000	11/01/2039	267,617
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)(f)
1,175,000	4.500	05/01/2038	1,226,817
1,855,000	4.625	05/01/2048	1,937,084
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
315,000	3.125	05/01/2025	315,145
370,000	3.400	05/01/2030	368,712
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
155,000	3.000	05/01/2024	154,933
225,000	3.250	05/01/2029	224,276
200,000	3.850	05/01/2039	200,772
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
230,000	3.600	05/01/2024	232,693
285,000	3.800	05/01/2029	294,163
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(f)
385,000	3.650	05/01/2022	388,877
520,000	4.300	05/01/2027	543,223
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(f)
245,000	2.900	05/01/2024	243,613
285,000	3.200	05/01/2029	283,504
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
425,000	3.600	05/01/2024	429,968
515,000	3.800	05/01/2029	531,588
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
1,440,000	4.250	05/01/2025	1,486,368
1,675,000	4.875	05/01/2035	1,772,552
960,000	4.875	05/01/2045	1,004,112
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
310,000	4.000	05/01/2022	314,780
940,000	4.625	05/01/2027	1,001,833
1,000,000	5.250	05/01/2037	1,096,620

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
$350,000	3.900%	05/01/2023	$ 355,425
535,000	4.250	05/01/2028	557,871
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
1,570,000	4.350	05/01/2024	1,607,915
1,970,000	4.750	05/01/2029	2,119,070
2,250,000	5.300	05/01/2039	2,457,405
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
190,000	4.000	05/01/2021	191,887
230,000	4.250	05/01/2026	239,800
4,860,000	5.000	05/01/2036	5,162,243
4,830,000	5.125	05/01/2046	5,134,918
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
230,000	3.500	05/01/2024	232,479
275,000	3.875	05/01/2029	285,703
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
205,000	3.625	11/01/2023	206,808
560,000	4.125	11/01/2028	575,417
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (BBB/NR)
100,000	3.000	05/01/2020	100,437
200,000	3.000	05/01/2021	203,052
445,000	3.000	05/01/2022	455,168
460,000	3.000	05/01/2023	473,381
375,000	3.000	05/01/2024	387,469
490,000	3.000	05/01/2025	507,346
500,000	3.000	05/01/2026	517,805
520,000	3.000	05/01/2027	537,654
535,000	3.000	05/01/2028	552,543
550,000	3.000	05/01/2029	566,263
1,605,000	3.000	05/01/2035	1,597,136
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
670,000	3.125	05/01/2024	667,561
535,000	3.375	05/01/2030	531,753
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
330,000	3.500	05/01/2025	358,479
340,000	3.500	05/01/2026	370,865
500,000	4.000	05/01/2036	549,250
Lee Memorial Health System Hospital RB Refunding Series 2019 A-2 (A+/A2)(c)(d)
11,700,000	5.000	04/01/2026	13,812,084
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,480,000	5.000	05/01/2038	1,565,588
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
825,000	5.375	05/01/2030	825,635
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
840,000	3.000	05/01/2025	835,884
980,000	3.400	05/01/2030	976,589
1,420,000	4.000	05/01/2040	1,436,742
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
245,000	3.800	05/01/2024	246,789
300,000	4.000	05/01/2029	305,394

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$605,000	3.250%	06/15/2024	$ 608,055
885,000	3.625	06/15/2030	902,346
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
1,000,000	4.750	11/01/2029	1,054,590
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (A/NR)
750,000	4.450	05/01/2030	819,698
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
200,000	3.500	05/01/2023	202,632
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA/Aa3)(a)
2,700,000	6.000	02/01/2021	2,842,533
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (AA-/Aa3)(f)
9,500,000	5.000	03/01/2030	10,521,155
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
250,000	4.000	11/01/2023	256,965
250,000	4.750	11/01/2027	270,563
850,000	5.125	11/01/2039	929,781
2,350,000	5.250	11/01/2049	2,573,720
Miami-Dade County Industrial Development Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2018 A (AMT) (A-/NR)(c)
(SIFMA Municipal Swap Index Yield + 0.80%),
7,935,000	2.410	11/01/2021	7,945,712
Miromar Lakes Community Development District Capital Improvement RB Refunding Series 2015 (NR/NR)
155,000	3.500	05/01/2020	155,431
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
300,000	3.125	12/15/2024	300,468
675,000	3.375	12/15/2030	672,725
1,500,000	4.000	12/15/2039	1,530,435
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (BBB/NR)(f)(h)
125,000	3.500	05/01/2026	132,126
130,000	3.500	05/01/2027	137,956
135,000	3.500	05/01/2028	143,573
140,000	3.500	05/01/2029	149,111
700,000	3.500	05/01/2038	720,097
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(f)(h)
85,000	3.125	05/01/2025	84,998
45,000	3.500	05/01/2031	44,998
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (BAM) (AA/NR)
655,000	5.000	10/01/2030	833,625
575,000	5.000	10/01/2031	727,271
1,025,000	5.000	10/01/2033	1,288,364
1,205,000	5.000	10/01/2034	1,509,359
1,000,000	5.000	10/01/2036	1,241,890
1,975,000	5.000	10/01/2037	2,438,829
2,075,000	5.000	10/01/2038	2,550,092
2,180,000	5.000	10/01/2039	2,671,764
2,630,000	5.000	10/01/2044	3,185,377
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA/A2)
1,250,000	5.375	10/01/2040	1,287,963

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
$3,285,000	5.875%	11/01/2037	$ 3,766,417
3,500,000	6.000	11/01/2047	4,032,280
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
370,000	4.375	11/01/2023	380,212
640,000	4.875	11/01/2028	690,234
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (BBB/NR)
2,300,000	4.000	05/15/2053	2,330,705
1,825,000	5.000	05/15/2053	2,037,959
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
205,000	3.400	05/01/2025	204,498
245,000	3.750	05/01/2030	244,160
965,000	4.150	05/01/2040	963,639
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
215,000	3.500	11/01/2025	234,092
225,000	3.500	11/01/2026	246,105
230,000	3.500	11/01/2027	252,444
240,000	3.500	11/01/2028	264,931
585,000	4.000	11/01/2033	655,276
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
520,000	2.500	05/01/2022	530,504
530,000	2.750	05/01/2023	549,128
350,000	3.750	05/01/2031	376,310
1,045,000	4.000	05/01/2036	1,128,610
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
280,000	3.500	05/01/2021	282,064
300,000	4.000	05/01/2027	313,554
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
250,000	4.500	05/01/2024	251,673
500,000	4.750	05/01/2030	509,275
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
350,000	4.250	05/01/2031	394,166
1,030,000	4.500	05/01/2038	1,158,287
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
265,000	4.000	05/01/2026	286,078
275,000	4.000	05/01/2027	298,694
285,000	4.125	05/01/2028	313,455
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
450,000	4.000	05/01/2024	481,756
490,000	4.000	05/01/2026	533,752
530,000	4.000	05/01/2028	584,240
1,350,000	4.500	05/01/2031	1,546,817
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
1,330,000	4.500	11/01/2033	1,376,111
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,700,000	5.000	07/01/2029	3,208,842
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
275,000	4.750	11/01/2029	290,752
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000	3.250	11/01/2024	99,953
250,000	3.500	11/01/2030	250,178

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Randal Park Community Development District Randal Walk Special Assessment RB Series 2018 (NR/NR)(f)
$150,000	4.100%	05/01/2024	$ 152,493
185,000	4.500	05/01/2029	194,879
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
535,000	4.250	11/01/2025	548,616
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
250,000	3.750	05/01/2024	252,578
425,000	4.000	05/01/2030	435,170
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
200,000	3.500	05/01/2024	201,084
500,000	4.000	05/01/2030	509,200
750,000	4.500	05/01/2040	767,175
750,000	4.750	05/01/2050	766,980
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
890,000	4.000	05/01/2035	955,807
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
685,000	3.375	06/15/2024	688,295
1,000,000	3.750	06/15/2031	1,020,660
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
305,000	4.000	11/01/2024	309,758
740,000	4.500	11/01/2029	773,056
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
250,000	4.000	11/01/2023	253,570
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,485,000	3.625	05/01/2024	1,507,067
1,895,000	4.000	05/01/2029	1,979,005
2,500,000	4.750	05/01/2039	2,660,675
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
420,000	3.000	05/01/2023	433,709
435,000	3.250	05/01/2024	456,915
450,000	3.450	05/01/2025	478,732
465,000	3.625	05/01/2026	500,884
990,000	4.125	05/01/2036	1,066,181
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(f)
585,000	4.250	11/01/2024	596,132
730,000	4.500	11/01/2029	763,595
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
475,000	4.000	05/01/2024	481,745
590,000	4.625	05/01/2029	618,108
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
350,000	2.500	11/01/2023	357,129
355,000	2.750	11/01/2024	366,527
370,000	3.000	11/01/2025	386,232
585,000	4.250	11/01/2037	634,684
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
255,000	2.875	05/01/2024	254,222
300,000	3.250	05/01/2029	299,511
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
265,000	2.500	05/01/2023	270,867
270,000	2.500	05/01/2024	277,404
280,000	3.000	05/01/2025	295,912
290,000	3.000	05/01/2026	307,916

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$400,000	3.500%	06/15/2024	$ 404,328
500,000	4.000	06/15/2030	518,145
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
300,000	3.125	12/15/2025	300,048
500,000	3.625	12/15/2030	502,295
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-1 (AGM) (AA/NR)
400,000	2.500	05/01/2029	400,512
725,000	2.875	05/01/2033	731,721
1,455,000	3.000	05/01/2038	1,460,674
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,300,000	3.500	05/01/2029	1,303,926
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
190,000	2.500	05/01/2023	195,387
190,000	2.500	05/01/2024	195,770
200,000	3.000	05/01/2025	210,430
205,000	3.000	05/01/2026	216,164
1,135,000	3.500	05/01/2031	1,212,033
1,370,000	4.000	05/01/2036	1,481,285
Tampa Bay Water Utility System RB Refunding Series 2015 A (AA+/Aa1)
10,160,000	4.000	10/01/2028	11,581,181
4,225,000	4.000	10/01/2029	4,798,121
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
115,000	3.625	05/01/2021	116,218
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (A+/NR)
205,000	3.000	05/01/2027	216,052
210,000	3.125	05/01/2028	222,130
230,000	3.375	05/01/2032	241,419
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
345,000	3.500	05/01/2032	369,157
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(f)
565,000	5.200	05/01/2028	592,561
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	4.625	05/01/2028	309,387
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-1 (AGM) (AA/NR)
4,705,000	3.000	05/01/2033	4,796,700
5,300,000	3.000	05/01/2037	5,363,335
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
670,000	3.500	05/01/2024	673,162
765,000	3.850	05/01/2029	778,028
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 B (AGM) (AA/NR)
2,025,000	3.000	05/01/2033	2,072,851
3,425,000	3.000	05/01/2040	3,455,243
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(f)
2,685,000	3.450	05/01/2024	2,697,217
3,210,000	3.750	05/01/2029	3,263,960
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
1,065,000	4.375	11/01/2023	1,086,097
2,005,000	5.000	11/01/2029	2,131,997
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
505,000	4.250	06/15/2028	520,660

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$375,000	3.125%	12/15/2025	$ 374,287
735,000	3.625	12/15/2031	736,757
450,000	4.000	12/15/2040	451,094
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (A-/Baa1)
750,000	5.000	04/01/2030	906,210
650,000	5.000	04/01/2031	781,839
550,000	5.000	04/01/2033	657,784
5,000,000	5.000	04/01/2048	5,792,950
Town of Palm Beach GO Bonds for Underground Utility Project Series 2018 (AAA/Aaa)
2,000,000	4.000	07/01/2043	2,247,740
7,000,000	4.000	07/01/2047	7,819,910
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
135,000	3.500	05/01/2024	135,105
360,000	4.000	05/01/2030	364,147
595,000	4.375	05/01/2039	602,628
Trevesta Community Development District Special Assessment Area 1 Pase 2 Project Series 2018 (NR/NR)(f)
335,000	4.375	11/01/2024	341,971
500,000	5.250	11/01/2039	538,740
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
310,000	3.875	05/01/2024	311,758
495,000	4.125	05/01/2029	502,405
Triple Creek Community Development District Special Assessment Series 2019 B (NR/NR)
2,200,000	4.875	05/01/2032	2,260,324
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
250,000	4.000	11/01/2024	255,232
495,000	4.500	11/01/2029	523,334
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
200,000	3.000	11/01/2024	198,926
400,000	3.375	11/01/2030	399,448
100,000	4.000	11/01/2050	100,076
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
90,000	3.625	11/01/2020	90,456
530,000	4.375	11/01/2025	547,177
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (A/NR)
1,000,000	4.250	05/01/2031	1,088,870
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
350,000	2.125	05/01/2022	353,923
360,000	2.250	05/01/2023	366,480
370,000	2.500	05/01/2024	381,862
375,000	2.625	05/01/2025	390,180
390,000	3.000	05/01/2026	415,292
400,000	3.125	05/01/2027	427,208
415,000	3.250	05/01/2028	443,295
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
500,000	3.000	12/15/2024	496,580
1,000,000	3.375	12/15/2030	997,260

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
University Park Recreation District Special Assessment Series 2019 (BAM) (AA/NR)
$300,000	2.500%	05/01/2027	$ 304,509
310,000	2.500	05/01/2028	312,706
315,000	2.625	05/01/2029	318,137
1,060,000	3.000	05/01/2034	1,092,860
2,130,000	3.125	05/01/2038	2,187,915
1,725,000	3.250	05/01/2040	1,779,545
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(f)
500,000	4.000	05/01/2024	508,155
1,000,000	4.625	05/01/2029	1,039,740
1,000,000	5.000	05/01/2038	1,064,040
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
325,000	4.000	11/01/2024	329,713
395,000	4.500	11/01/2029	414,003
Veranda Community Development District II Special Assessment Area 1 Preserve West Project Series 2018 A (NR/NR)
300,000	4.000	11/01/2024	304,335
375,000	4.500	11/01/2029	393,064
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,560,000	3.750	05/01/2026	1,581,481
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(f)
345,000	3.250	05/01/2024	363,113
360,000	3.500	05/01/2025	384,073
370,000	3.625	05/01/2026	399,685
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
530,000	4.750	11/01/2025	547,888
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (A/NR)
500,000	4.250	05/01/2030	536,250
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
500,000	3.125	05/01/2025	500,140
500,000	3.500	05/01/2030	500,350
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(f)
1,000,000	3.250	05/01/2023	1,019,290
1,000,000	3.800	05/01/2028	1,056,440
1,995,000	4.000	05/01/2033	2,127,328
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)(f)
675,000	2.625	05/01/2024	678,793
1,250,000	3.000	05/01/2029	1,266,563
1,500,000	3.375	05/01/2034	1,531,920
3,965,000	3.550	05/01/2039	4,041,961
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
345,000	4.000	05/01/2026	382,847
345,000	4.000	05/01/2027	384,930
350,000	4.000	05/01/2028	387,573
365,000	4.000	05/01/2029	402,872
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (AA/NR)
1,935,000	3.500	05/01/2032	2,057,021
2,265,000	4.000	05/01/2037	2,440,311
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
170,000	3.750	05/01/2024	170,779
250,000	4.000	05/01/2029	252,867

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
$220,000	2.750%	11/01/2024	$ 226,019
225,000	3.000	11/01/2025	233,123
230,000	3.200	11/01/2026	240,456
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
765,000	5.500	05/01/2034	820,822
925,000	5.750	05/01/2044	999,370
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
2,150,000	4.000	05/01/2031	2,305,488
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
500,000	5.125	11/01/2038	528,350
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
2,365,000	5.500	11/01/2045	2,519,174
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
300,000	3.250	11/01/2024	301,227
375,000	3.625	11/01/2029	380,400
1,000,000	4.000	11/01/2039	1,012,130
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
500,000	4.000	05/01/2024	507,000
750,000	4.250	05/01/2029	773,565
Westside Community Development District Solara Phase 2 Assessment Area Special Assessment RB Series 2019 (NR/NR)
295,000	3.625	05/01/2024	298,227
355,000	3.900	05/01/2029	366,282
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(f)
675,000	3.500	05/01/2024	674,710
810,000	3.750	05/01/2029	812,584
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
600,000	3.500	06/15/2024	603,606
1,285,000	3.750	06/15/2030	1,313,720
Willows Community Development District Special Assessment RB Series 2019 (NR/NR)
250,000	3.875	05/01/2024	253,120
500,000	4.370	05/01/2029	516,290
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
200,000	4.250	11/01/2029	209,004
680,000	4.875	11/01/2039	721,677
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
135,000	4.875	05/01/2036	141,311
250,000	5.000	05/01/2047	261,340
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (BBB+/NR)
1,450,000	4.500	05/01/2036	1,549,818

			678,406,139

Georgia – 2.0%
Atlanta Airport RB Refunding Series 2012 C (AA-/Aa3)
1,250,000	5.000	01/01/2027	1,339,950
Atlanta Airport RB Refunding Series 2019 B (AMT) (AA-/Aa3)
6,060,000	5.000	07/01/2029	7,705,229
Bartow County Development Authority RB for Georgia Power Company Plant Bowen Project First Series 2013 (A-/Baa1)(c)(d)
5,250,000	1.550	08/19/2022	5,234,932

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A-/NR)(c)(d)
$3,000,000	2.150%	06/13/2024	$ 3,048,420
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2008 (A-/Baa1)(c)(d)
3,500,000	1.650	06/18/2021	3,504,025
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2012 (A-/Baa1)(c)(d)
5,100,000	1.550	08/19/2022	5,086,689
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fourth Series 1994 (A-/Baa1)(c)(d)
1,600,000	2.250	05/25/2023	1,628,208
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A-/NR)(c)(d)
2,500,000	2.925	03/12/2024	2,615,650
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Vogtle Series 2017 F (A-/Baa1)(c)(d)
9,475,000	3.000	02/01/2023	9,729,499
City of Atlanta RB for Water & Wastewater Series 2018 B (AA-/Aa2)
4,750,000	3.500	11/01/2043	5,016,380
County of Fulton RB Refunding for Water & Sewerage Series 2013 A (AA/Aa2)
7,585,000	4.000	01/01/2035	8,086,217
Fayette County Hospital Authority RB Refunding for Piedmont Healthcare, Inc. Obligated Group Series 2019 A (AA-/A1)(c)(d)
1,050,000	5.000	07/01/2024	1,199,887
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BBB-/NR)
700,000	5.000	03/01/2027	756,609
Main Street Natural Gas, Inc. Gas Supply RB Series 2018 A (NR/Aa2)(c)(d)
14,250,000	4.000	09/01/2023	15,469,230
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
2,500,000	5.000	05/15/2025	2,913,525
3,000,000	5.000	05/15/2026	3,557,190
3,000,000	5.000	05/15/2027	3,611,610
2,455,000	5.000	05/15/2028	2,995,149
2,800,000	5.000	05/15/2029	3,450,356
4,875,000	5.000	05/15/2049	6,643,943
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 B (NR/Aa1)(c)(d)
14,050,000	4.000	12/02/2024	15,670,246
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(g)
	(3 Mo. LIBOR + 0.65%),
5,200,000	2.056	10/01/2033	5,003,648
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A/Baa3)
2,210,000	5.000	01/01/2023	2,437,608
4,155,000	5.000	01/01/2024	4,701,341
4,360,000	5.000	01/01/2025	5,042,950
4,575,000	5.000	01/01/2026	5,388,161
4,805,000	5.000	01/01/2027	5,761,099
5,040,000	5.000	01/01/2028	6,126,926
5,295,000	5.000	01/01/2029	6,447,033
Municipal Electric Authority RB Refunding Series 2019 A (A-/A2)
830,000	5.000	01/01/2024	940,515
900,000	5.000	01/01/2025	1,045,188
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(f)
1,275,000	4.000	01/01/2038	1,351,067
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)
1,925,000	1.900	08/01/2024	1,929,716

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Savannah Economic Development Authority Recovery Zone Facility RB Refunding for International Paper Company Series 2019 A (BBB/Baa2)(c)(d)
$400,000	2.000%	10/01/2024	$ 403,504

			155,841,700

Guam – 0.4%
Guam Government Business Privilege Tax RB Refunding Series 2015 D (BB/NR)
3,000,000	5.000	11/15/2022	3,252,810
Guam Government Business Privilege Tax RB Series 2012 B-1 (BB/NR)
2,980,000	5.000	01/01/2029	3,129,387
Guam Government GO Bonds Series 2019 (AMT) (BB-/Ba1)
2,695,000	5.000	11/15/2031	3,154,605
Guam Government Limited Obligation RB Section 30 Series 2016 A (BB/NR)
2,755,000	5.000	12/01/2025	3,180,592
2,255,000	5.000	12/01/2026	2,645,431
2,000,000	5.000	12/01/2027	2,335,580
Guam Power Authority RB Refunding Series 2012 A (AGM) (AA/A2)
1,500,000	5.000	10/01/2024	1,645,380
2,790,000	5.000	10/01/2030	3,038,282
Guam Power Authority RB Series 2014 A (AGM) (AA/A2)
325,000	5.000	10/01/2039	365,762
250,000	5.000	10/01/2044	279,575
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
1,030,000	5.000	01/01/2046	1,157,432
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
350,000	5.000	07/01/2025	406,676
525,000	5.000	07/01/2026	621,579
350,000	5.000	07/01/2027	421,204
370,000	5.000	07/01/2028	442,764
725,000	5.000	07/01/2029	863,098
700,000	5.000	07/01/2030	828,394
700,000	5.000	07/01/2031	824,894
700,000	5.000	07/01/2032	822,143
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (A/Baa2)
400,000	5.000	07/01/2029	486,124
600,000	5.000	07/01/2031	720,972
250,000	5.000	07/01/2033	298,488
225,000	5.000	07/01/2034	268,022
425,000	5.000	07/01/2036	503,527

			31,692,721

Hawaii – 0.4%
City & County Honolulu RB for Wastewater System Series 2018 A (AA/Aa2)
3,000,000	4.000	07/01/2042	3,344,220
City & County Honolulu RB for Wastewater System Series 2019 A (AA/Aa2)
260,000	5.000	07/01/2020	265,065
500,000	5.000	07/01/2021	529,130
430,000	5.000	07/01/2022	471,022
200,000	5.000	07/01/2023	226,404
City & County Honolulu RB Refunding for Wastewater System Series 2019 A (AA-/Aa3)
1,310,000	5.000	07/01/2020	1,335,322
City & County Honolulu RB Refunding for Wastewater System Series 2019 B (AA/Aa2)
250,000	4.000	07/01/2020	253,640
680,000	5.000	07/01/2021	719,617
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (AMT) (A-/Baa2)
5,025,000	4.000	03/01/2037	5,405,694

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Hawaii – (continued)
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (A-/Baa2)
$9,055,000	3.200%	07/01/2039	$ 9,194,538
Hawaii State GO Bonds Series 2013 EH (NR/NR)(a)
1,275,000	5.000	08/01/2023	1,450,414
Honolulu City & County GO Bonds Refunding Series 2019 J (AA+/Aa1)
6,565,000	1.967	08/01/2025	6,507,491
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
30,000	4.000	05/15/2026	33,266
75,000	5.000	05/15/2029	90,988
35,000	5.000	05/15/2030	42,298
150,000	5.000	05/15/2031	180,029
180,000	5.000	05/15/2032	215,372
60,000	3.000	05/15/2033	59,999
100,000	3.000	05/15/2034	99,420
150,000	3.000	05/15/2035	148,174
670,000	3.250	05/15/2039	668,070
575,000	5.000	05/15/2044	661,693

			31,901,866

Idaho – 0.0%
Nez Perce County PCRB Refunding for Potlatch Corp. Project Series 2016 (BBB-/Baa3)
2,000,000	2.750	10/01/2024	2,074,900

Illinois – 11.2%
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (BB-/B1)
555,000	5.382	12/01/2023	573,959
2,250,000	5.482	12/01/2024	2,339,257
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A/NR)
3,550,000	6.000	04/01/2046	4,230,500
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A/NR)
760,000	5.000	04/01/2034	866,841
575,000	5.000	04/01/2035	654,131
525,000	5.000	04/01/2036	595,844
490,000	5.000	04/01/2037	554,876
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB-/Baa2)(e)
2,015,000	0.000	12/01/2026	1,691,552
600,000	0.000	12/01/2027	486,636
2,930,000	0.000	12/01/2029	2,196,943
2,660,000	0.000	12/01/2030	1,917,887
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(e)
915,000	0.000	12/01/2027	742,120
965,000	0.000	12/01/2028	754,244
410,000	0.000	12/01/2030	295,614
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (BBB+/Ba1)(e)
670,000	0.000	01/01/2031	458,179
Chicago Illinois Board of Education GO Bonds Series 2015 C (BB-/NR)
2,500,000	6.000	12/01/2035	2,849,000
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(e)
4,510,000	0.000	12/01/2031	3,125,610
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL-RE) (BB-/Baa2)(e)
3,430,000	0.000	12/01/2023	3,138,073

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (BB-/B1)
$2,500,000	5.500%	12/01/2026	$ 2,956,225
6,330,000	5.500	12/01/2027	7,602,393
3,000,000	5.500	12/01/2028	3,646,830
2,000,000	5.500	12/01/2029	2,461,300
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (BB-/NR)
1,000,000	5.250	12/01/2039	1,097,920
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2012 A (BB-/B1)
5,135,000	5.000	12/01/2042	5,425,179
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (BB-/B1)
2,300,000	6.038	12/01/2029	2,493,154
2,500,000	6.138	12/01/2039	2,715,550
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB-/NR)
5,160,000	7.000	12/01/2044	6,260,989
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB-/NR)
7,125,000	6.500	12/01/2046	8,573,655
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
1,825,000	5.000	12/01/2025	2,117,894
2,190,000	5.000	12/01/2026	2,586,062
2,375,000	5.000	12/01/2027	2,848,765
7,445,000	5.000	12/01/2028	9,053,120
700,000	5.000	12/01/2030	842,079
1,800,000	5.000	12/01/2031	2,158,686
1,000,000	5.000	12/01/2032	1,195,270
2,000,000	5.000	12/01/2033	2,385,020
600,000	5.000	12/01/2034	713,700
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (AA/NR)
5,000,000	5.000	12/01/2027	6,005,450
5,230,000	5.000	12/01/2028	6,369,094
5,500,000	5.000	12/01/2029	6,662,425
4,690,000	5.000	12/01/2030	5,650,278
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (BB-/NR)(e)
2,000,000	0.000	12/01/2025	1,709,940
2,000,000	0.000	12/01/2026	1,651,700
300,000	0.000	12/01/2027	238,803
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (BB-/NR)
2,500,000	4.000	12/01/2027	2,698,500
4,000,000	5.000	12/01/2028	4,706,800
5,000,000	5.000	12/01/2029	5,940,550
5,000,000	5.000	12/01/2030	5,905,700
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 B (BB-/NR)
125,000	5.000	12/01/2021	131,580
750,000	5.000	12/01/2022	807,075
1,200,000	5.000	12/01/2023	1,316,268
1,250,000	5.000	12/01/2024	1,393,900
1,200,000	5.000	12/01/2025	1,359,468
1,000,000	5.000	12/01/2026	1,147,080
1,000,000	5.000	12/01/2027	1,162,950
1,000,000	5.000	12/01/2028	1,176,700
1,000,000	5.000	12/01/2029	1,188,110
1,000,000	5.000	12/01/2030	1,181,140
1,000,000	5.000	12/01/2031	1,177,290
1,000,000	5.000	12/01/2032	1,173,000
1,000,000	5.000	12/01/2033	1,170,110

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (AGM-CR) (NATL-RE) (AA/A2)(e)
$1,465,000	0.000%	01/01/2030	$ 1,110,382
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (NATL-RE) (BBB+/Baa2)(e)
1,050,000	0.000	01/01/2028	840,693
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(e)
750,000	0.000	01/01/2032	493,193
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
300,000	5.500	01/01/2037	338,139
3,020,000	5.500	01/01/2040	3,386,628
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
1,500,000	5.250	01/01/2033	1,641,555
630,000	5.000	01/01/2034	682,977
11,590,000	5.000	01/01/2036	12,532,035
Chicago Illinois GO Bonds Project Refunding Series 2017 A (BBB+/NR)
3,460,000	6.000	01/01/2038	4,153,453
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
650,000	5.000	01/01/2040	664,976
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
2,905,000	5.000	01/01/2034	3,041,070
Chicago Illinois GO Bonds Series 2010 B (BBB+/Ba1)
1,120,000	7.517	01/01/2040	1,353,923
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
1,320,000	5.500	01/01/2039	1,482,334
Chicago Illinois GO Bonds Series 2015 B (BBB+/NR)
13,893,000	7.375	01/01/2033	16,642,147
Chicago Illinois GO Bonds Series 2019 (BBB+/NR)
2,700,000	5.000	01/01/2027	3,117,933
3,760,000	5.000	01/01/2028	4,397,583
4,890,000	5.000	01/01/2029	5,767,364
2,720,000	5.000	01/01/2031	3,178,238
Chicago Illinois GO Bonds Series 2019 A (BBB+/NR)
3,000,000	5.500	01/01/2049	3,535,080
Chicago Illinois GO Refunding Bonds Capital Appreciation Series 2007 C (NATL-RE) (BBB+/Baa2)
4,405,000	5.000	01/01/2030	4,420,373
Chicago Illinois GO Refunding Bonds Series 2012 B (BBB+/Ba1)
2,385,000	5.432	01/01/2042	2,462,274
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
2,575,000	5.000	01/01/2024	2,828,148
4,435,000	5.000	01/01/2025	4,966,224
5,600,000	5.000	01/01/2038	6,159,720
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A/A3)
2,500,000	5.500	01/01/2029	2,790,825
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (A/NR)
7,000,000	5.000	01/01/2039	8,562,890
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2012 A (AMT) (A/A2)
4,700,000	5.000	01/01/2020	4,700,000
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 A (AMT) (A/NR)
2,095,000	5.000	01/01/2023	2,319,207
4,760,000	5.000	01/01/2024	5,421,545
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (A/NR)
9,105,000	5.000	01/01/2037	10,666,508
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (A/NR)
8,000,000	5.250	01/01/2035	9,703,120
Chicago Illinois Sales Tax Refunding Series 2002 (ETM) (BBB-/NR)(a)
1,105,000	5.000	01/01/2025	1,306,198

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Tax Increment Allocation RB Refunding for Pilsen Redevelopment Project Series 2014 A (A+/NR)
$1,135,000	5.000%	06/01/2020	$ 1,150,913
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
475,000	5.250	01/01/2042	558,021
1,330,000	4.000	01/01/2052	1,413,178
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2000 (A/Baa2)
1,500,000	5.000	11/01/2028	1,769,190
1,780,000	5.000	11/01/2029	2,090,574
1,000,000	5.000	11/01/2030	1,169,380
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
1,500,000	5.000	11/01/2026	1,800,450
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (A/Baa2)
15,475,000	5.000	11/01/2042	16,567,226
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (AA/A2)
265,000	5.432	01/01/2042	303,237
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (AA/A2)
5,650,000	6.314	01/01/2044	7,225,220
Cook County High School District No. 209 Proviso Township GO Bonds Limited Tax School Series 2018 B (AGM) (AA/NR)
10,350,000	5.500	12/01/2036	12,937,293
Cook County Illinois GO Refunding Bonds Series 2010 A (AA-/A2)
4,000,000	5.250	11/15/2033	4,119,520
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
840,000	4.000	12/01/2023	921,581
County of Will Illinois GO Bonds Series 2019 (AA+/Aa1)
1,500,000	4.000	11/15/2047	1,664,430
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (BBB+/NR)
605,000	5.000	12/01/2034	701,135
775,000	5.000	12/01/2039	884,422
1,000,000	5.000	12/01/2044	1,127,990
Illinois Finance Authority RB for Cook County School District No. 73 East Prairie Series 2018 (BAM) (AA/A1)
2,325,000	4.000	12/01/2036	2,566,660
1,420,000	4.000	12/01/2037	1,560,722
4,230,000	4.000	12/01/2042	4,592,765
Illinois Finance Authority RB for Cook County School District No. 95 Brookfield Series 2018 (NR/Aa2)
500,000	4.000	12/01/2038	545,940
400,000	4.000	12/01/2040	435,284
1,085,000	4.000	12/01/2042	1,174,849
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2017 A (AA+/Aa2)
19,555,000	4.000	07/15/2047	21,286,009
Illinois Finance Authority RB for Northwestern University Series 2015 (AAA/Aa1)
5,185,000	5.000	12/01/2026	6,257,154
Illinois Finance Authority RB Refunding for Edward Elmhurst Healthcare Obligation Group Series 2018 A (A/NR)
4,000,000	4.250	01/01/2044	4,292,800
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,425,000	4.000	05/15/2027	1,503,019

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (NR/Baa3)
$750,000	5.000%	09/01/2026	$ 879,930
500,000	5.000	09/01/2027	594,775
500,000	5.000	09/01/2028	601,665
1,600,000	5.000	09/01/2030	1,925,856
1,000,000	5.000	09/01/2031	1,196,990
1,000,000	5.000	09/01/2032	1,192,900
1,035,000	5.000	09/01/2033	1,231,236
1,150,000	5.000	09/01/2034	1,363,406
Illinois Finance Authority RB Refunding for University of Chicago Series 2018 A (AA-/Aa2)
2,100,000	5.000	10/01/2041	2,527,980
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
10,685,000	5.000	01/01/2026	12,463,625
8,170,000	5.000	01/01/2027	9,687,741
15,355,000	5.000	01/01/2028	18,472,065
11,790,000	5.000	01/01/2029	14,335,107
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (AA/NR)
4,160,000	5.000	06/15/2027	4,684,243
Illinois State GO Bonds for Build America Bonds Series 2010-5 (BBB-/Baa3)
1,780,000	7.350	07/01/2035	2,160,564
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa3)
39,035,000	5.100	06/01/2033	42,080,901
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
5,000,000	5.500	07/01/2024	5,542,850
1,950,000	5.500	07/01/2025	2,160,873
2,150,000	5.500	07/01/2026	2,380,609
3,165,000	5.500	07/01/2027	3,500,174
5,500,000	5.250	07/01/2028	6,023,325
9,490,000	5.500	07/01/2038	10,384,527
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
375,000	4.500	12/01/2041	400,523
Illinois State GO Bonds Series 2017 C (BBB-/Baa3)
26,930,000	5.000	11/01/2029	30,822,462
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
18,405,000	5.000	11/01/2021	19,431,447
14,700,000	5.000	11/01/2022	15,867,474
3,615,000	5.000	11/01/2023	3,979,645
46,925,000	5.000	11/01/2024	52,386,131
27,000,000	5.000	11/01/2025	30,492,450
13,905,000	5.000	11/01/2027	16,095,316
600,000	5.000	11/01/2028	690,882
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
7,860,000	5.000	05/01/2020	7,947,010
16,380,000	5.000	05/01/2031	18,856,492
1,760,000	5.000	05/01/2042	1,968,243
1,760,000	5.000	05/01/2043	1,964,565
Illinois State GO Bonds Series 2019 C (BBB-/Baa3)
9,175,000	4.000	11/01/2042	9,598,426
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
3,960,000	4.000	02/01/2030	4,354,258
1,185,000	4.000	02/01/2031	1,297,231
Illinois State GO Refunding Bonds Series 2017 D (BBB-/Baa3)
2,235,000	5.000	11/01/2020	2,296,440
Illinois State Sales Tax RB Junior Obligation Series 2016 A (BBB/NR)
1,605,000	5.000	06/15/2022	1,712,134
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (BBB/NR)
675,000	4.000	06/15/2021	693,313
2,875,000	5.000	06/15/2022	3,066,906
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 D (BBB/NR)
3,185,000	4.000	06/15/2021	3,271,409

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 B (AA-/A1)
$2,745,000	5.000%		01/01/2025	$ 3,228,202
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 C (AA-/A1)
12,280,000	5.000		01/01/2026	14,794,944
Kendall Kane & Will Counties Community Unit School District No. 308 GO Bonds Series 2011 A (NR/A2)
4,545,000	5.000		02/01/2029	4,702,666
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(e)
5,600,000	0.000		12/15/2032	3,745,896
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/Baa2)(e)
2,685,000	0.000		12/15/2031	1,873,620
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/NR)
1,555,000	5.700		06/15/2024	1,708,618
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (NR/NR)(a)
460,000	5.700		06/15/2022	514,887
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2012 B (ST APPROP) (BBB/NR)
4,390,000	5.000		12/15/2028	4,693,744
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB/NR)
2,000,000	5.000		12/15/2028	2,340,520
300,000	5.000		12/15/2032	345,912
600,000	5.000		12/15/2033	690,528
500,000	5.000		12/15/2034	574,195
1,260,000	0.000	(b)	12/15/2037	863,465
3,500,000	0.000	(b)	12/15/2042	2,381,575
3,850,000	0.000	(b)	12/15/2047	2,597,172
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (BBB/NR)(h)
1,390,000	4.000		06/15/2050	1,450,646
1,160,000	5.000		06/15/2050	1,334,812
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (BBB+/NR)(a)
1,125,000	6.000		06/01/2021	1,201,804
Regional Transportation Authority Illinois GO Refunding Bonds Series 2017 A (AA/NR)
4,415,000	5.000		07/01/2029	5,361,223
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (AA/NR)(e)
6,020,000	0.000		12/01/2025	5,283,935
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
4,000,000	3.500		03/01/2030	4,231,280
State of Illinois GO Bonds Series 2010-1 (BBB-/Baa3)
1,100,000	6.630		02/01/2035	1,289,794
State of Illinois GO Bonds Series 2012 A (BBB-/Baa3)
300,000	5.000		01/01/2034	313,362
State of Illinois GO Bonds Series 2014 (BBB-/Baa3)
570,000	5.000		02/01/2024	629,063
State of Illinois GO Bonds Series 2016 (BBB-/Baa3)
2,820,000	4.000		06/01/2032	2,975,777
State of Illinois GO Bonds Series 2017 A (BBB-/Baa3)
3,455,000	5.000		12/01/2027	4,035,060
State of Illinois GO Bonds Series 2017 D (BBB-/Baa3)
1,850,000	3.250		11/01/2026	1,882,671
9,450,000	5.000		11/01/2026	10,814,391
State of Illinois GO Refunding Bonds Series 2016 (BBB-/Baa3)
3,800,000	5.000		02/01/2028	4,376,460

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Refunding Bonds Series 2018 A (BBB-/Baa3)
$500,000	5.000%	10/01/2028	$ 585,925
State of Illinois GO Unlimited Bonds Series 2016 (BBB-/Baa3)
2,360,000	5.000	11/01/2020	2,425,466
State of Illinois GO Unlimited Bonds Series 2017 A (BBB-/Baa3)
1,500,000	4.000	12/01/2033	1,593,075
5,000,000	4.250	12/01/2037	5,337,050
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (BBB-/Baa3)
5,100,000	5.000	10/01/2027	5,944,203
Village of Hillside Illinois Tax Increment RB Refunding Series 2018 (NR/NR)
1,150,000	5.000	01/01/2024	1,190,296
2,690,000	5.000	01/01/2030	2,869,611
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,000,000	4.250	01/01/2029	999,260
Village of Romeoville GO Refunding Bonds Series 2019 (AA/Aa2)
3,055,000	5.000	12/30/2027	3,805,338
3,235,000	5.000	12/30/2028	4,078,559
Village of Romeoville RB Refunding for Lewis University Series 2018 B (BBB+/NR)
210,000	4.125	10/01/2041	216,627
420,000	4.125	10/01/2046	431,546

			884,111,942

Indiana – 0.5%
City of Mishawaka RB for Sewerage Works Series 2018 (AGM) (AA/NR)
1,845,000	2.000	09/01/2038	1,628,305
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2015 (AMT) (A-/A1)(c)(d)
3,000,000	5.000	11/01/2022	3,276,240
City of Whiting Environmental Facilities RB Refunding for BP Products North America, Inc. Project Series 2019 A (AMT) (A-/A1)(c)(d)
11,500,000	5.000	06/05/2026	13,590,010
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (BBB/NR)
540,000	5.000	09/15/2034	649,641
680,000	5.000	09/15/2039	803,155
445,000	4.000	09/15/2044	474,895
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (A-/NR)(c)(d)
2,300,000	2.100	11/01/2026	2,333,212
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (AA-/Aa3)(c)
(SIFMA Municipal Swap Index Yield + 0.55%),
3,940,000	2.160	11/01/2023	3,955,484
Indiana Municipal Power Agency Power Supply System RB Refunding Series 2016 A (A+/A1)
3,000,000	5.000	01/01/2042	3,488,070
Purdue University RB Refunding Series 2016 CC (AAA/Aaa)
7,245,000	5.000	07/01/2026	8,930,332
Purdue University RB Series 2007 A (AAA/Aaa)
3,035,000	5.250	07/01/2029	3,912,115

			43,041,459

Iowa – 0.1%
City of Davenport GO Corporate Bonds Series 2019 IA (AA/Aa3)
1,060,000	4.000	06/01/2031	1,210,615
Coralville Iowa COPS Series 2016 E (BB/NR)
460,000	4.000	06/01/2020	460,984
500,000	4.000	06/01/2021	502,985
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project RB Refunding Series 2019 (B+/NR)
2,335,000	3.125	12/01/2022	2,368,858

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Iowa – (continued)
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (BBB/NR)
$1,700,000	4.000%	05/15/2055	$ 1,719,907
2,300,000	5.000	05/15/2055	2,565,374
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-2 (BBB/NR)
1,750,000	2.875	05/15/2049	1,760,378

			10,589,101

Kansas – 0.1%
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
250,000	4.000	05/15/2020	251,370
450,000	4.000	05/15/2021	458,698
1,300,000	4.000	05/15/2023	1,356,134
1,015,000	4.000	05/15/2024	1,067,699
1,060,000	5.000	05/15/2025	1,174,300
1,165,000	5.000	05/15/2027	1,320,399

			5,628,600

Kentucky – 2.0%
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A-/A1)(g)
	(3 Mo. LIBOR + 0.53%),
9,505,000	1.809	11/01/2027	9,433,523
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
1,200,000	4.000	06/01/2037	1,300,980
400,000	4.000	06/01/2045	425,472
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (AA/A2)
955,000	4.000	06/01/2037	1,037,359
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
855,000	5.000	08/01/2035	1,032,831
855,000	5.000	08/01/2036	1,028,890
Kentucky Public Energy Authority Gas Supply RB Series 2018 B (NR/A1)(c)(d)
25,000,000	4.000	01/01/2025	27,606,000
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A3)(c)(d)
16,000,000	4.000	06/01/2025	17,720,000
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A3)(c)(d)
42,955,000	4.000	06/01/2025	47,611,752
Kentucky State Property & Building Commission RB Refunding Project No. 112 Series 2016 B (ST APPROP) (A-/A1)
8,145,000	5.000	11/01/2025	9,648,241
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (A/NR)
2,000,000	4.000	10/01/2034	2,185,420
Louisville & Jefferson County Metropolitan Government PCRB for Louisville Gas & Electric Company Project Series 2001 B (AMT) (A/A1)(c)(d)
3,080,000	2.550	05/03/2021	3,127,832
Louisville & Jefferson County Metropolitan Sewer District RB for Kentucky Sewer & Drainage System Series 2011 A (AA/Aa3)
2,295,000	5.000	05/15/2030	2,451,886
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 A (AA/Aa3)
10,000,000	4.000	05/15/2038	11,276,400
Louisville & Jefferson County Metropolitan Sewer District RB Series 2019 (SP-1+/MIG1)
21,465,000	3.000	10/23/2020	21,774,740

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
University of Kentucky General Receipts Refunding Bonds Series 2015 A (AA/Aa2)
$3,260,000	4.000%	04/01/2026	$ 3,693,971

			161,355,297

Louisiana – 1.4%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (BB+/NR)
520,000	4.000	12/01/2020	530,618
770,000	4.000	12/01/2021	802,094
815,000	4.000	12/01/2022	865,106
1,135,000	4.000	12/01/2023	1,225,425
1,150,000	4.000	12/01/2024	1,260,331
1,385,000	5.000	12/01/2025	1,609,786
1,455,000	5.000	12/01/2026	1,716,100
1,530,000	5.000	12/01/2027	1,826,636
1,605,000	5.000	12/01/2028	1,933,046
1,000,000	5.000	12/01/2029	1,214,680
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(f)
500,000	3.625	06/01/2024	498,775
1,000,000	3.750	06/01/2030	990,620
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Ragin Cajun Facilities, Inc. Series 2017 (AGM) (AA/NR)
1,230,000	5.000	10/01/2026	1,480,969
2,750,000	5.000	10/01/2027	3,371,473
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (BBB/Baa2)
14,185,000	3.500	11/01/2032	14,976,807
Louisiana Local Government Environmental Facilities & Community Development Authority Subordinate Lien RB for East Baton Rouge Sewerage Commission Projects Series 2014 A (A+/A1)
6,250,000	4.375	02/01/2039	6,724,750
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
900,000	2.750	10/01/2023	942,057
670,000	5.000	10/01/2023	755,512
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A/A3)
900,000	4.000	07/01/2044	978,948
900,000	4.000	07/01/2049	970,344
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
2,125,000	3.375	09/01/2028	2,162,102
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
1,625,000	3.500	06/01/2030	1,660,945
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (NR/A3)
3,695,000	4.000	05/15/2042	3,935,027
3,000,000	5.000	05/15/2046	3,433,110
New Orleans Aviation Board GARB Series 2015 B (AMT) (A/A2)
3,750,000	5.000	01/01/2034	4,264,725
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A/A2)
1,000,000	5.000	01/01/2048	1,143,940
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (A/A2)
500,000	5.000	04/01/2030	546,535
St. John Baptist Parish RB Refunding for Marathon Oil Corp. Series 2017 A-1 (BBB/Baa3)(c)(d)
11,300,000	2.000	04/01/2023	11,371,642

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
St. John Baptist Parish RB Refunding for Marathon Oil Corp. Series 2017 A-2 (BBB/Baa3)(c)(d)
$15,505,000	2.100%	07/01/2024	$ 15,653,073
St. John Baptist Parish RB Refunding for Marathon Oil Corp. Series 2017 A-3 (BBB/Baa3)(c)(d)
21,235,000	2.200	07/01/2026	21,418,046

			110,263,222

Maine – 0.5%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (A-/Baa1)
480,000	3.000	01/01/2025	515,381
800,000	3.000	01/01/2026	865,040
800,000	3.000	01/01/2027	868,664
300,000	5.000	01/01/2028	372,690
225,000	5.000	01/01/2029	283,471
270,000	5.000	01/01/2030	344,946
370,000	5.000	01/01/2031	469,852
810,000	5.000	01/01/2032	1,021,151
690,000	5.000	01/01/2033	864,515
620,000	5.000	01/01/2034	774,274
Finance Authority of Maine RB Refunding for Supplemental Education Loan Series 2019 A-1 (AMT) (AGM) (AA/A2)
250,000	5.000	12/01/2020	257,863
305,000	5.000	12/01/2021	324,667
400,000	5.000	12/01/2022	438,268
500,000	5.000	12/01/2023	562,225
500,000	5.000	12/01/2024	575,585
450,000	5.000	12/01/2025	528,507
1,530,000	5.000	12/01/2026	1,825,106
1,500,000	5.000	12/01/2027	1,814,940
1,000,000	5.000	12/01/2028	1,215,250
Maine Turnpike Authority RB Refunding Series 2015 (AA-/Aa3)
1,575,000	5.000	07/01/2026	1,882,708
State of Maine GO Bonds Series 2018 D (AA/Aa2)
9,765,000	5.000	06/01/2024	11,372,905
10,470,000	5.000	06/01/2025	12,542,955

			39,720,963

Maryland – 1.1%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
425,000	4.000	09/01/2027	454,690
650,000	4.500	09/01/2033	701,480
City of Annapolis GO Refunding Bonds for Public Improvements Series 2015 B (AA+/Aa2)
1,725,000	4.000	08/01/2027	2,051,491
City of Baltimore Tax Allocation Refunding for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(f)
100,000	2.600	06/01/2021	100,040
100,000	2.650	06/01/2022	100,068
150,000	2.700	06/01/2023	150,144
100,000	2.750	06/01/2024	100,123
160,000	3.000	06/01/2024	160,138
125,000	2.800	06/01/2025	125,185
135,000	2.850	06/01/2026	135,234
175,000	2.950	06/01/2027	175,460
190,000	3.050	06/01/2028	190,559
200,000	3.150	06/01/2029	200,644
300,000	3.375	06/01/2029	300,378
200,000	3.200	06/01/2030	200,878
200,000	3.250	06/01/2031	200,946
250,000	3.300	06/01/2032	251,262
270,000	3.350	06/01/2033	271,447

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
$385,000	3.000%	07/01/2020	$ 387,037
880,000	3.000	07/01/2024	890,384
950,000	4.000	07/01/2029	1,007,142
County of Baltimore GO Bonds for Build America Bonds Series 2010 C (AAA/Aaa)
1,830,000	3.810	11/01/2023	1,939,288
County of Montgomery Public Improvement GO Bonds Series 2013 A (AAA/Aaa)
13,475,000	4.000	11/01/2027	14,813,606
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (ASSURED GTY) (AA/NR)
40,000	5.600	07/01/2020	40,144
555,000	5.700	07/01/2029	556,992
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
1,410,000	3.750	07/01/2039	1,425,750
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (NR/Baa3)
1,000,000	5.000	06/01/2044	1,189,720
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (A-/Baa1)
6,620,000	1.700	09/01/2022	6,681,765
Maryland State Economic Development Corporation Student Housing RB Refunding for University of Maryland College Park Projects Series 2016 (AGM) (AA/A2)
600,000	4.000	06/01/2020	606,762
Maryland State GO Bonds for State & Local Facilities Loan Second Series 2014 B (AAA/Aaa)(a)
15,900,000	5.000	08/01/2022	17,493,021
Maryland State GO Bonds for State & Local Facilities Loan Series 2013 B (AAA/Aaa)
10,000,000	5.000	03/15/2025	11,934,200
State of Maryland Department of Transportation RB Series 2015 (AAA/Aa1)
15,780,000	4.000	02/01/2030	17,032,143
State of Maryland Department of Transportation Third Issue RB Series 2015 (AAA/Aa1)
5,145,000	4.000	12/15/2026	5,690,576

			87,558,697

Massachusetts – 2.5%
Commonwealth of Massachusetts GO Bonds Series 2014 A (AA/NR)
7,265,000	5.000	12/01/2041	7,746,234
Commonwealth of Massachusetts GO Bonds Series 2014 A (NR/NR)(a)
7,175,000	5.000	12/01/2021	7,702,721
Commonwealth of Massachusetts GO Refunding Bonds Series 2004 A (AMBAC) (AA/Aa1)
28,900,000	5.500	08/01/2030	39,316,716
Massachusetts Development Finance Agency RB for Harvard University Series 2010 B-2 (AAA/Aaa)(a)
5,000,000	5.250	02/01/2021	5,224,450
Massachusetts Development Finance Agency RB for Harvard University Series 2016 A (AAA/Aaa)
5,000,000	5.000	07/15/2036	7,070,800
25,890,000	5.000	07/15/2040	37,403,542
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (BB/NR)(f)
1,600,000	4.000	11/15/2023	1,675,024
1,200,000	5.000	11/15/2028	1,391,688
Massachusetts Development Finance Agency RB for Wellesley College Series 2012 J (AA+/Aa1)
7,000,000	5.000	07/01/2042	7,606,060

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (A-/NR)
$225,000	4.000%	12/01/2042	$ 243,126
245,000	5.000	12/01/2042	282,679
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
825,000	5.000	07/01/2038	985,999
1,850,000	5.000	07/01/2039	2,202,073
Massachusetts School Building Authority RB Series 2018 B (AA/Aa3)
10,735,000	4.000	02/15/2039	11,487,309
Massachusetts School Building Authority RB Taxable Refunding Series 2019 B (AA/Aa3)
2,195,000	2.078	10/15/2023	2,194,583
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(g)
	(3 Mo. LIBOR + 0.57%),
1,970,000	1.849	05/01/2037	1,946,931
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(g)
	(3 Mo. LIBOR + 0.57%),
1,735,000	1.849	05/01/2037	1,714,683
Massachusetts State GO Bonds Consolidated Loan Series 2018 D (AA/Aa1)
7,500,000	4.000	05/01/2039	8,487,600
Massachusetts State GO Bonds Consolidated Loan Series 2019 G (AA/Aa1)
17,475,000	4.000	09/01/2037	20,245,836
Massachusetts Transportation Trust Fund Metropolitan Highway System Senior RB Refunding Series 2019 A (A+/A2)
8,500,000	5.000	01/01/2026	10,300,640
10,000,000	5.000	01/01/2027	12,387,900
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Series 2019 A (AA/Aa2)(c)(d)
5,525,000	5.000	01/01/2023	6,133,523
Massachusetts Water Resources Authority RB Refunding Series 2012 B (AA+/Aa1)(a)
7,220,000	5.000	08/01/2022	7,933,625

			201,683,742

Michigan – 2.9%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(d)
23,263,183	4.000	04/01/2034	20,725,170
City of Detroit Financial Recovery Series 2014 B-2 (NR/NR)(d)
331,114	4.000	04/01/2034	294,989
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
1,075,000	5.000	07/01/2026	1,225,446
1,130,000	5.000	07/01/2027	1,284,561
1,000,000	5.000	07/01/2028	1,132,700
1,000,000	5.000	07/01/2029	1,129,420
3,435,000	5.000	07/01/2033	3,846,582
3,330,000	5.000	07/01/2036	3,712,517
Ecorse Public School District GO Refunding Bonds Series 2019 (Q-SBLF) (NR/Aa1)
6,200,000	2.192	05/01/2026	6,132,296
15,160,000	2.302	05/01/2027	14,990,208
Great Lakes Water Authority Sewage Disposal System RB Refunding for Second Lien Series 2016 C (A/A3)
3,000,000	5.000	07/01/2035	3,518,370
Great Lakes Water Authority Water Supply System Refunding Senior Lien RB Series 2016C (AA-/A2)
8,300,000	5.250	07/01/2033	9,942,902
17,775,000	5.250	07/01/2034	21,254,634
Lansing Board of Water & Light Michigan Utility System RB Series 2019 A (AA-/Aa3)
39,250,000	5.000	07/01/2044	48,037,682

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
$1,850,000	5.000%	11/15/2048	$ 2,229,713
3,700,000	4.000	11/15/2050	4,035,664
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
3,750,000	4.000	02/15/2047	4,096,688
17,000,000	4.000	02/15/2050	18,509,430
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (BB+/NR)
1,000,000	3.875	10/01/2023	1,059,030
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 D-4 (AA-/A2)
1,000,000	5.000	07/01/2034	1,134,380
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL-RE) (A+/A3)
650,000	5.000	07/01/2036	734,155
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-1 (A+/A2)
1,000,000	5.000	07/01/2044	1,071,010
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A2)
325,000	5.000	07/01/2032	372,911
250,000	5.000	07/01/2033	284,665
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A/A3)
1,945,000	5.000	07/01/2033	2,251,979
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (AA/A2)
400,000	5.000	07/01/2035	454,168
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (AA-/A2)
1,000,000	5.000	07/01/2029	1,171,470
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2011 (AA-/Aa3)(a)
4,470,000	5.000	12/01/2021	4,794,343
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2015 (AA-/Aa3)(a)
4,290,000	5.000	06/01/2022	4,681,591
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (AA/A2)
15,000,000	4.250	12/31/2038	16,649,850
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(c)(d)
1,115,000	1.450	09/01/2021	1,112,993
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC-/NR)(e)
9,500,000	0.000	06/01/2052	554,610
Okemos Public Schools GO Bonds Series 2019 (Q-SBLF) (NR/Aa1)
2,000,000	5.000	05/01/2023	2,249,180
2,125,000	5.000	05/01/2024	2,463,768
Van Buren Public Schools Michigan GO Unlimited Refunding Bonds Series 2019 (Q-SBLF) (AA/NR)
2,485,000	4.000	11/01/2026	2,898,653
2,585,000	4.000	11/01/2027	3,037,789

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Warren Consolidated School District Unlimited Tax GO Refunding Bonds for School Building and Site Bonds Series 2016 (Q-SBLF) (AA/NR)
$1,145,000	5.000%	05/01/2025	$ 1,347,906
1,215,000	5.000	05/01/2026	1,463,698
3,705,000	5.000	05/01/2027	4,443,888
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2015 B (Q-SBLF) (AA/NR)
2,160,000	5.000	05/01/2022	2,334,766
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2017 B (AMT) (A/A2)
400,000	5.000	12/01/2033	480,944
1,065,000	5.000	12/01/2034	1,277,585
650,000	5.000	12/01/2035	777,660
800,000	5.000	12/01/2036	954,696
880,000	5.000	12/01/2037	1,046,364

			227,203,024

Minnesota – 0.3%
City of Minneapolis GO Green Bonds Series 2019 (AAA/NR)
2,390,000	2.000	12/01/2029	2,388,614
2,940,000	2.000	12/01/2030	2,919,861
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (AA-/A2)
3,300,000	5.000	05/01/2048	3,982,374
1,325,000	4.000	05/01/2049	1,455,406
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (A-/NR)
1,560,000	4.250	02/15/2048	1,711,585
Duluth Independent School District No.709 COPS Refunding Series 2019 A (NR/Ba2)
340,000	3.000	03/01/2020	340,469
390,000	3.000	03/01/2021	393,327
610,000	3.000	03/01/2022	617,649
630,000	3.000	03/01/2023	638,738
650,000	3.250	03/01/2024	664,222
Duluth Independent School District No.709 COPS Refunding Series 2019 B (SD CRED PROG) (NR/Aa2)
365,000	5.000	02/01/2020	366,000
300,000	5.000	02/01/2021	311,379
320,000	5.000	02/01/2022	343,222
380,000	5.000	02/01/2023	420,288
400,000	5.000	02/01/2024	455,316
375,000	5.000	02/01/2025	438,154
370,000	5.000	02/01/2027	449,739
350,000	5.000	02/01/2028	432,775
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BBB-/NR)
500,000	5.000	05/01/2047	565,935
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
165,000	4.000	12/01/2026	185,998
165,000	4.000	12/01/2027	187,292
205,000	4.000	12/01/2028	234,450
125,000	4.000	12/01/2029	144,378
250,000	4.000	12/01/2030	286,030
170,000	4.000	12/01/2031	193,344
Minnesota State Trunk Highway GO Refunding Bonds Series 2017 E (AAA/Aa1)
1,680,000	3.000	10/01/2029	1,833,434
University of Minnesota GO Bonds Series 2013 A (AA/Aa1)
3,185,000	4.000	02/01/2029	3,409,033

			25,369,012

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – 0.6%
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development RB for Chevron USA, Inc. Series 2010 G (AA/Aa2)(c)(d)
$35,110,000	1.600%	01/02/2020	$ 35,110,000
Mississippi Business Finance Corp. RB for Mississippi Power Co. Project First Series 2010 (A-/NR)(c)(d)
4,120,000	2.750	12/09/2021	4,171,912
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
5,950,000	2.500	04/01/2022	5,972,312
Mississippi State GO Bonds Series 2015 F (AA/Aa2)
1,000,000	4.000	11/01/2035	1,109,490
Warren County Gulf Opportunity Zone RB Refunding for International Paper Company, Series 2018 (BBB/Baa2)(c)(d)
2,700,000	2.900	09/01/2023	2,810,970

			49,174,684

Missouri – 0.6%
Branson IDA Tax Increment RB Refunding for Branson Shoppes Redevelopment Project Series 2017 A (NR/NR)
400,000	3.000	11/01/2020	402,308
350,000	3.000	11/01/2021	353,227
350,000	4.000	11/01/2022	362,586
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(f)
1,000,000	4.500	12/01/2029	1,038,140
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 A (AMT) (A/A2)
4,200,000	5.000	03/01/2030	5,216,148
4,410,000	5.000	03/01/2031	5,444,586
4,630,000	5.000	03/01/2032	5,694,530
4,865,000	5.000	03/01/2033	5,964,003
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (A-/NR)
830,000	5.000	09/01/2038	999,038
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (BBB-/NR)
320,000	5.000	09/01/2025	369,213
860,000	5.000	09/01/2027	1,023,013
1,355,000	5.000	09/01/2028	1,624,658
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
420,000	4.000	02/15/2037	471,017
675,000	4.000	02/15/2038	753,894
500,000	4.000	02/15/2039	556,085
1,850,000	4.000	02/15/2044	2,032,614
5,000,000	4.000	02/15/2049	5,449,750
Missouri Southern State University Auxiliary System RB Series 2019 A (AGM) (AA/NR)
275,000	5.000	10/01/2029	334,703
Missouri Southern State University RB Series 2019 A (AGM) (AA/NR)
210,000	5.000	10/01/2026	247,871
210,000	5.000	10/01/2029	257,298
150,000	5.000	10/01/2032	181,096
230,000	4.000	10/01/2034	251,388
125,000	4.000	10/01/2035	136,191
150,000	4.000	10/01/2036	162,921
170,000	4.000	10/01/2037	184,175
145,000	4.000	10/01/2038	156,454
110,000	4.000	10/01/2039	118,548
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for Union Electric Co. Project Series 1992 (A/A2)
4,270,000	1.600	12/01/2022	4,269,787
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,405,000	4.375	11/15/2035	1,522,219

			45,577,461

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Montana – 0.0%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
$575,000	5.000%	07/01/2029	$ 711,804

Nebraska – 0.1%
Nebraska Educational Health Cultural & Social Services Finance Authority RB Refunding for Immanuel Retirement Communities Obligated Group Series 2019 A (AA/NR)
415,000	4.000	01/01/2033	460,015
1,000,000	4.000	01/01/2034	1,106,680
1,000,000	4.000	01/01/2035	1,104,030
1,250,000	4.000	01/01/2036	1,377,050
1,185,000	4.000	01/01/2037	1,302,801
1,500,000	4.000	01/01/2038	1,645,080
2,000,000	4.000	01/01/2039	2,187,020

			9,182,676

Nevada – 0.7%
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
100,000	3.000	06/01/2020	100,393
135,000	3.000	06/01/2021	136,454
240,000	3.000	06/01/2022	243,295
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
100,000	3.000	06/01/2021	101,021
395,000	3.250	06/01/2022	402,908
200,000	3.500	06/01/2025	206,880
185,000	3.500	06/01/2026	191,120
200,000	3.500	06/01/2027	206,598
150,000	3.500	06/01/2028	155,423
170,000	3.500	06/01/2029	175,229
175,000	3.250	06/01/2030	175,987
310,000	3.250	06/01/2031	309,699
415,000	3.500	06/01/2032	420,652
470,000	3.500	06/01/2033	474,503
1,000,000	3.500	06/01/2034	1,006,370
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
250,000	4.250	06/01/2034	264,690
300,000	4.500	06/01/2039	319,332
250,000	4.625	06/01/2043	265,848
400,000	4.625	06/01/2049	423,152
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (NR/Ba2)(f)
695,000	2.500	06/15/2024	703,389
1,505,000	2.750	06/15/2028	1,535,837
Clark County School District Building GO Bonds Series 2018 A (A+/A1)
7,335,000	5.000	06/15/2033	8,958,162
Clark County School District Building GO Bonds Series 2019 B (AGM) (AA/A1)
8,540,000	5.000	06/15/2030	10,713,942
Clark County School District GO Bonds Series 2018 A (A+/A1)
5,000,000	5.000	06/15/2030	6,166,750
11,180,000	5.000	06/15/2031	13,732,282
Henderson Nevada Local Improvement District No. T-18 (Inspirada) Special Assessment Refunding Limited Obligation Series 2016 (NR/NR)
1,285,000	4.000	09/01/2025	1,358,952
State of Nevada GO Refunding Bonds for Capital Improvements & Cultural Affairs Series 2015 B (AA+/Aa1)
5,000,000	5.000	11/01/2026	5,954,350

			54,703,218

New Hampshire – 0.8%
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (A-/Baa1)(c)(d)
2,695,000	2.800	10/02/2023	2,807,759

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Hampshire – (continued)
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2018 A (AMT) (A-/NR)(c)
(SIFMA Municipal Swap Index Yield + 0.75%),
$7,400,000	2.360%	10/01/2021	$ 7,397,484
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (A/NR)
8,965,000	5.000	08/01/2032	10,687,356
3,880,000	5.000	08/01/2033	4,613,941
4,075,000	5.000	08/01/2034	4,838,329
4,290,000	5.000	08/01/2035	5,080,432
4,505,000	5.000	08/01/2036	5,317,387
4,735,000	5.000	08/01/2037	5,570,585
4,980,000	5.000	08/01/2038	5,837,606
5,235,000	5.000	08/01/2039	6,126,259
5,505,000	5.000	08/01/2040	6,422,738

			64,699,876

New Jersey – 5.3%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
300,000	5.000	03/01/2024	340,332
250,000	5.000	03/01/2026	297,492
Borough of Stone Harbor GO Bonds Series 2018 (AA/NR)
1,345,000	4.000	11/01/2026	1,535,829
County of Cape May GO Bonds Series 2019 (NR/Aa1)
1,975,000	4.000	10/01/2025	2,278,834
Garden State Preservation Trust Capital Appreciation RB Series 2003 B (AGM) (AA/A2)(e)
2,560,000	0.000	11/01/2021	2,497,306
Hawthorne School District GO Bonds Series 2019 (BAM) (SCH BD RES FD) (AA/NR)
1,100,000	3.000	09/01/2034	1,133,913
1,350,000	3.000	09/01/2035	1,387,557
1,350,000	3.000	09/01/2036	1,383,493
1,350,000	3.000	09/01/2037	1,378,525
1,350,000	3.000	09/01/2038	1,375,070
1,100,000	3.000	09/01/2039	1,116,753
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (BBB-/NR)
500,000	5.000	07/01/2032	564,745
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB+/Baa1)
4,000,000	5.500	06/15/2033	4,723,400
New Jersey Economic Development Authority RB for School Facilities Construction Series 2018 EEE (BBB+/Baa1)
5,805,000	5.000	06/15/2028	6,966,639
10,295,000	5.000	06/15/2029	12,371,810
New Jersey Economic Development Authority RB Refunding for Port Newark Container Terminal LLC Project Series 2017 (AMT) (NR/Ba1)
4,325,000	5.000	10/01/2047	4,917,179
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,300,000	5.000	06/01/2042	1,511,822
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 K (AMBAC) (BBB+/Baa1)
1,590,000	5.250	12/15/2020	1,647,717
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 N-1 (AMBAC) (BBB+/Baa1)
2,635,000	5.500	09/01/2024	3,072,041
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2015 XX (BBB+/Baa1)
22,710,000	5.000	06/15/2021	23,882,744

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (BBB+/Baa1)
$9,340,000	5.000%	06/15/2029	$ 11,224,158
New Jersey Economic Development Authority RB Refunding for The Seeing Eye, Inc. Project Series 2017 (A/NR)
785,000	3.000	06/01/2032	817,907
1,545,000	5.000	06/01/2032	1,883,247
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (BBB+/Baa1)
5,380,000	5.000	06/15/2037	6,172,904
New Jersey Economic Development Authority State Pension RB Series 1997 B (AGM) (AA/A2)(e)
12,640,000	0.000	02/15/2020	12,614,594
New Jersey Educational Facilities Authority RB for Princeton University Series 2014 A (AAA/Aaa)
8,220,000	5.000	07/01/2026	9,605,563
New Jersey Educational Facilities Authority RB Refunding for Princeton University Series 2017 I (AAA/Aaa)
2,675,000	5.000	07/01/2033	3,326,389
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A/A2)
1,250,000	3.000	07/01/2040	1,275,438
New Jersey Health Care Facilities Financing Authority RB Refunding for RWJ Barnabas Health Obligated Group Series 2019 B-1 (AA-/A1)(c)(d)
10,910,000	5.000	07/01/2024	12,621,561
New Jersey State Turnpike Authority RB Refunding Series 2017 C-5 (A+/A2)(c)
	(1 Mo. LIBOR + 0.46%),
5,000,000	1.656	01/01/2021	5,004,050
New Jersey State Turnpike Authority RB Series 2015 E (A+/A2)
8,930,000	5.000	01/01/2032	10,388,626
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(e)
24,175,000	0.000	12/15/2035	14,766,090
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (BBB+/Baa1)(e)
5,000,000	0.000	12/15/2035	3,006,400
6,925,000	0.000	12/15/2038	3,666,926
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(e)
9,830,000	0.000	12/15/2026	8,344,884
3,185,000	0.000	12/15/2029	2,410,631
1,155,000	0.000	12/15/2031	814,552
5,000,000	0.000	12/15/2036	2,879,300
1,495,000	0.000	12/15/2037	825,285
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
755,000	5.000	06/15/2046	829,284
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2005 B (NATL-RE) (BBB+/Baa1)
9,055,000	5.500	12/15/2021	9,768,443
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (AGM-CR) (AA/A2)
20,730,000	5.250	12/15/2022	23,084,721
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(e)
18,515,000	0.000	12/15/2031	13,258,962
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (AMBAC) (BBB+/Baa1)
1,705,000	5.250	12/15/2022	1,888,202
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2013 A (BBB+/Baa1)
3,110,000	5.000	06/15/2020	3,160,164

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB+/Baa1)(e)
$25,925,000	0.000%	12/15/2036	$ 14,929,171
17,215,000	0.000	12/15/2037	9,503,196
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB+/Baa1)(e)
17,200,000	0.000	12/15/2038	9,107,744
15,000,000	0.000	12/15/2039	7,599,000
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/Baa1)(a)
6,515,000	5.500	06/15/2021	6,921,341
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (BBB+/Baa1)
4,350,000	5.250	06/15/2036	4,560,366
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (BBB+/Baa1)(a)
1,000,000	5.000	06/15/2021	1,055,940
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (BBB+/Baa1)
1,390,000	4.000	12/15/2039	1,472,191
1,620,000	5.000	12/15/2039	1,889,649
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
2,290,000	5.000	06/15/2030	2,666,636
1,825,000	5.000	06/15/2031	2,118,278
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB+/Baa1)
2,905,000	4.000	12/15/2031	3,151,983
2,000,000	5.000	12/15/2032	2,356,700
3,345,000	5.000	12/15/2033	3,932,650
7,775,000	5.000	12/15/2034	9,117,665
2,770,000	5.000	12/15/2035	3,238,740
3,455,000	5.000	12/15/2036	4,028,426
2,410,000	4.250	12/15/2038	2,597,112
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2014 BB-1 (BBB+/Baa1)
7,000,000	5.000	06/15/2029	8,412,110
6,155,000	5.000	06/15/2030	7,345,931
2,215,000	5.000	06/15/2031	2,626,458
3,000,000	5.000	06/15/2032	3,540,990
5,000,000	5.000	06/15/2033	5,884,900
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (BBB+/Baa1)
3,060,000	5.000	06/15/2034	3,593,021
10,000,000	5.000	06/15/2037	11,645,000
3,000,000	5.250	06/15/2043	3,513,630
10,000,000	4.500	06/15/2049	10,798,200
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (AA/A2)
3,195,000	5.500	12/15/2022	3,580,956
South Jersey Port Corp. RB Refunding for Marine Terminal Series 2012 R (AMT) (BBB-/Baa1)
1,670,000	4.000	01/01/2023	1,759,546
730,000	4.000	01/01/2024	767,018
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
1,000,000	5.000	01/01/2037	1,167,970
South Jersey Transportation Authority RB Refunding Series 2019 A (AGM) (AA/A2)
1,000,000	5.000	11/01/2029	1,275,620
1,500,000	5.000	11/01/2030	1,899,000
1,000,000	5.000	11/01/2031	1,259,420
1,000,000	5.000	11/01/2032	1,252,880
725,000	5.000	11/01/2033	905,953

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
Tobacco Settlement Financing Corp. RB Refunding Series 2018 A (BBB+/NR)
$2,200,000	5.000%	06/01/2046	$ 2,498,628
2,250,000	5.250	06/01/2046	2,607,390
Tobacco Settlement Financing Corp. RB Series 2018 B (BB+/NR)
2,000,000	5.000	06/01/2046	2,226,140
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB/NR)
1,985,000	3.200	06/01/2027	2,025,673
Township of Rockaway GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa1)
1,535,000	2.000	07/15/2022	1,567,803
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(f)
6,455,000	6.750	12/01/2041	6,691,769

			417,114,276

New Mexico – 0.1%
City of Farmington Refunding RB for Public Service Co. of New Mexico of New Mexico Project Series 2016 A (BBB+/Baa2)(c)(d)
2,445,000	1.875	10/01/2021	2,453,093
City of Farmington Refunding RB for Public Service Co. of New Mexico of New Mexico Project Series 2016 B (BBB+/Baa2)(c)(d)
4,250,000	1.875	10/01/2021	4,264,067
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 A (BBB+/Baa2)(c)(d)
1,200,000	5.200	06/01/2020	1,217,712
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB+/Baa2)
2,500,000	5.900	06/01/2040	2,545,550

			10,480,422

New York – 6.1%
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BBB-/Baa2)
200,000	5.875	04/01/2042	200,608
City of New Rochelle RB for Iona College Project Series 2015 A (BBB/Baa2)
325,000	5.000	07/01/2025	375,424
335,000	5.000	07/01/2026	385,380
425,000	5.000	07/01/2027	487,764
Essex County Industrial Development Agency RB Refunding for International Paper Company Series 2019 A (AMT) (BBB/Baa2)(c)(d)
500,000	2.100	10/01/2024	506,680
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A (AAA/Aaa)(g)
	(1 Mo. LIBOR + 0.50%),
7,185,997	2.305	01/25/2033	7,100,514
Long Island Power Authority RB Refunding Series 2014 C (A/A2)(c)
	(1 Mo. LIBOR + 0.75%),
9,000,000	1.946	10/01/2023	9,073,350
Long Island Power Authority RB Series 2019 B (A/A2)(c)(d)
12,825,000	1.650	09/01/2024	12,931,447
Metropolitan Transportation Authority RB Anticipating Notes Series 2019 C (SP-1/MIG1)
35,250,000	4.000	07/01/2020	35,731,515
Metropolitan Transportation Authority RB Anticipating Notes Series 2019 D-1 (SP-1/MIG1)
54,680,000	5.000	09/01/2022	59,800,782
Metropolitan Transportation Authority RB Refunding RMKT 11/01/16 Subseries 2012 G-3 (A/A1)(c)
	(1 Mo. LIBOR + 0.70%),
5,000,000	1.845	02/01/2020	5,001,500
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (A/A1)(c)
	(1 Mo. LIBOR + 0.55%),
7,555,000	1.695	11/01/2022	7,535,055

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Series 2011 B (A/A1)(c)
	(1 Mo. LIBOR + 0.55%),
$7,510,000	1.695%	11/01/2022	$ 7,490,174
New York City GO Bonds Fiscal 2012 Series I (AA/Aa1)
3,000,000	5.000	08/01/2029	3,277,080
New York City Housing Development Corp. Multi-Family RB for Sustainable Neighborhood Series 2018 L-1 (AA+/Aa2)(c)(d)
3,500,000	2.750	12/29/2023	3,636,395
New York City Industrial Development Agency RB for Churchill School & Center for Learning Disabilities, Inc. Series 1999 (ASSURED GTY) (AA/NR)
1,425,000	2.250	10/01/2029	1,425,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2015 B-1 (AAA/Aa1)
5,655,000	5.000	08/01/2039	6,464,061
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (AAA/Aa1)
15,685,000	2.570	11/01/2023	15,940,195
17,020,000	2.640	11/01/2024	17,365,336
11,900,000	2.740	11/01/2025	12,169,059
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2020 Subseries A-3 (AAA/Aa1)
10,000,000	4.000	05/01/2044	11,195,500
New York City Water & Sewer System RB Refunding Series 2012 AA (AA+/Aa1)
20,600,000	5.000	06/15/2033	21,692,624
New York City Water & Sewer System Second General Resolution RB Refunding Series 2019 EE (AA+/Aa1)
19,225,000	4.000	06/15/2040	21,854,595
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
4,840,000	3.500	02/15/2048	5,051,411
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (NR/A2)(c)
855,000	2.625	09/15/2069	858,181
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (NR/Baa2)(c)
1,070,000	2.800	09/15/2069	1,078,036
New York State Dormitory Authority Columbia University RB Series 2011 A (AAA/Aaa)
12,125,000	5.000	10/01/2041	12,690,631
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 A (AA+/Aa1)
1,400,000	5.000	02/15/2027	1,722,168
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (AA+/Aa1)
6,190,000	5.000	02/15/2027	7,614,443
New York State Dormitory Authority RB for Cornell University Series 2019 D (AA/Aa1)
3,000,000	5.000	07/01/2035	4,195,830
3,300,000	5.000	07/01/2036	4,659,204
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-1 (A-/A3)(c)(d)
9,620,000	5.000	05/01/2022	10,238,951
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-2 (A-/A3)(c)(d)
5,770,000	5.000	05/01/2024	6,516,003
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (AA+/Aa1)
5,275,000	5.000	03/15/2026	6,453,171
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 A (NR/Baa1)
1,400,000	5.000	07/01/2033	1,737,442

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (NR/Baa1)
$100,000	3.560%	07/01/2026	$ 102,574
100,000	3.670	07/01/2027	102,441
40,000	3.760	07/01/2028	41,026
200,000	3.820	07/01/2029	205,300
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (BBB+/Baa1)
540,000	5.000	07/01/2032	673,720
465,000	5.000	07/01/2034	576,972
505,000	5.000	07/01/2035	624,766
440,000	5.000	07/01/2036	542,696
545,000	4.000	07/01/2040	603,658
590,000	5.000	07/01/2041	717,759
2,315,000	4.000	07/01/2045	2,535,990
New York State Dormitory Authority RB Refunding for Northwell Health Obligated Group Series 2019 A (A-/A3)
1,080,000	5.000	05/01/2022	1,173,614
960,000	5.000	05/01/2023	1,077,264
New York State Dormitory Authority RB Refunding Series 2018 C (AA+/NR)
24,995,000	5.000	03/15/2024	28,980,953
New York State Dormitory Authority RB Refunding Series 2018 C (ETM) (NR/NR)(a)
5,000	5.000	03/15/2024	5,805
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (AA+/Aa1)
425,000	4.900	03/15/2023	460,118
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A3)(d)
5,350,000	2.368	01/31/2020	5,350,000
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2014 (AMT) (B/B2)(c)(d)(f)
1,440,000	2.875	12/03/2029	1,449,274
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2014 A (AA+/Aa1)
5,000,000	5.000	03/15/2031	5,726,200
New York State Urban Development Corp. Taxable Refunding RB Series 2017 B (AA+/Aa1)
16,745,000	2.860	03/15/2024	17,252,876
New York State Urban Development Corp. Taxable Refunding RB Series 2017 D-1 (AA+/Aa1)
11,875,000	2.980	03/15/2025	12,376,362
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BBB-/Baa3)
2,605,000	5.000	01/01/2022	2,781,281
3,000,000	5.000	01/01/2028	3,664,290
8,000,000	5.000	01/01/2030	9,678,000
1,700,000	5.000	01/01/2033	2,038,759
1,200,000	5.000	01/01/2034	1,436,208
9,310,000	4.000	01/01/2036	10,142,500
2,450,000	5.000	01/01/2036	2,913,491
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM-CR) (AA/A2)
1,500,000	4.000	07/01/2046	1,577,550
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
700,000	5.000	07/01/2041	779,884
11,375,000	5.250	01/01/2050	12,742,161
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (BB-/NR)
3,615,000	5.000	08/01/2021	3,793,473
2,250,000	5.000	08/01/2031	2,347,515

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
$2,075,000	5.000%	07/01/2046	$ 2,306,466
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (AA/NR)
420,000	4.000	12/01/2032	480,648
505,000	4.000	12/01/2033	575,463
420,000	4.000	12/01/2034	477,242
420,000	4.000	12/01/2035	475,658
525,000	4.000	12/01/2036	592,709
420,000	4.000	12/01/2037	472,038
420,000	4.000	12/01/2038	470,610
1,260,000	3.000	12/01/2039	1,260,353
840,000	3.000	12/01/2040	835,934
1,680,000	4.000	12/01/2049	1,851,713
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (BBB-/NR)
345,000	4.000	07/01/2039	374,742
3,040,000	3.000	07/01/2044	2,965,277
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (AA-/Aa3)
2,500,000	5.000	09/01/2033	3,120,650
2,000,000	5.000	09/01/2034	2,489,960
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (BBB+/A3)(h)
600,000	5.000	09/01/2038	732,786
820,000	5.000	09/01/2039	998,613
805,000	4.000	09/01/2040	891,803
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB-/Baa2)
1,000,000	5.000	11/01/2023	1,122,760
1,000,000	5.000	11/01/2024	1,150,810
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
200,000	4.000	10/15/2029	215,258

			482,791,482

North Carolina – 1.3%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/2038	2,037,160
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Company Series 2019 A (BBB/Baa2)(c)(d)
375,000	2.000	10/01/2024	378,285
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Company Series 2019 C (AMT) (BBB/Baa2)(c)(d)
1,750,000	2.100	10/01/2024	1,773,380
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)(c)(d)
400,000	2.000	10/01/2024	403,504
County of Mecklenburg GO Bonds for Public Improvement Series 2018 (AAA/Aaa)
5,250,000	5.000	03/01/2029	6,696,952
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2014 A (AA+/Aa1)
38,115,000	5.000	10/01/2041	40,967,145
North Carolina Capital Facilities Finance Agency RB Refunding for Duke University Project Series 2014 B (AA+/Aa1)
25,000,000	5.000	10/01/2044	26,842,000

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
$590,000	3.000%	07/01/2026	$ 623,182
1,785,000	3.000	07/01/2027	1,889,512
1,040,000	4.000	07/01/2030	1,163,552
1,080,000	5.000	07/01/2031	1,267,790
1,110,000	5.000	07/01/2032	1,297,867
1,375,000	5.000	07/01/2033	1,602,288
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
620,000	4.000	09/01/2025	642,649
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (AA/NR)
3,000,000	3.000	01/01/2042	2,980,950
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (BBB/NR)
4,500,000	5.000	01/01/2043	5,429,070
5,000,000	5.000	01/01/2044	6,018,600

			102,013,886

Ohio – 2.4%
American Municipal Power, Inc. RB for Hydroelectric Projects Series 2010 C (A/A2)
2,290,000	6.973	02/15/2024	2,704,215
American Municipal Power, Inc. RB Refunding for Prairie State Energy Campus Project Series 2019 B (A/A1)
6,060,000	5.000	02/15/2025	7,142,801
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 1st Subordinate Series 2007 B (BBB+/NR)(e)
73,450,000	0.000	06/01/2047	5,182,632
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 2nd Subordinate Series 2007 C (NR/NR)(e)
157,000,000	0.000	06/01/2052	8,377,520
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
1,000,000	6.500	06/01/2047	1,019,010
2,585,000	5.875	06/01/2047	2,596,968
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (CCC+/Ca)
47,650,000	5.125	06/01/2024	47,714,328
335,000	5.375	06/01/2024	336,360
6,495,000	5.875	06/01/2030	6,529,553
1,825,000	5.750	06/01/2034	1,834,107
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (CCC+/Caa3)
1,700,000	6.250	06/01/2037	1,753,924
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
275,000	5.000	11/01/2020	280,794
285,000	5.000	11/01/2021	297,748
400,000	5.000	11/01/2022	426,784
420,000	5.000	11/01/2023	456,805
City of Cleveland RB Refunding for Airport System Series 2019 B (AMT) (A/A2)
1,560,000	5.000	01/01/2020	1,560,000
1,000,000	5.000	01/01/2021	1,037,450
805,000	5.000	01/01/2022	863,620
1,235,000	5.000	01/01/2023	1,366,787
1,365,000	5.000	01/01/2024	1,554,134
City of Columbus Various Purpose Unlimited Tax Bonds Series 2017 A (AAA/Aaa)
11,470,000	4.000	04/01/2033	13,077,062

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (BB+/NR)
$400,000	4.000%	09/01/2040	$ 419,856
625,000	4.000	09/01/2045	648,887
850,000	5.000	09/01/2049	969,587
County of Miami Ohio Hospital Facilities Improvement RB Kettering Health Network Series 2019 (A+/A2)
5,000,000	5.000	08/01/2049	5,868,150
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (BBB-/Baa3)
10,000,000	8.223	02/15/2040	13,552,400
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
2,865,000	5.500	02/15/2057	3,334,115
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (BBB-/NR)
250,000	5.000	12/01/2025	294,075
325,000	5.000	12/01/2026	388,615
325,000	5.000	12/01/2027	393,767
425,000	5.000	12/01/2028	520,251
400,000	5.000	12/01/2029	493,368
680,000	5.000	12/01/2030	830,382
800,000	5.000	12/01/2031	969,728
660,000	5.000	12/01/2032	793,921
1,170,000	5.000	12/01/2033	1,392,639
1,200,000	5.000	12/01/2035	1,418,736
650,000	5.000	12/01/2037	765,889
1,630,000	5.000	12/01/2038	1,908,893
Lakewood City School District GO Refunding Bonds Series 2014 C (AA/Aa2)
3,215,000	5.000	12/01/2027	3,771,645
Miami University RB Refunding Series 2011 (AA/Aa3)
2,550,000	5.000	09/01/2036	2,698,818
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(f)
700,000	4.500	01/15/2048	755,769
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (BB+/Ba1)
925,000	2.875	02/01/2026	938,718
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (BB+/Ba1)
2,305,000	2.875	02/01/2026	2,339,183
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 A (BBB+/Baa1)(c)(d)
2,500,000	2.400	10/01/2029	2,517,650
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 B (AMT) (BBB+/Baa1)(c)(d)
3,500,000	2.600	10/01/2029	3,507,840
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 C (AMT) (BBB+/NR)(c)(d)
8,000,000	2.100	10/01/2024	8,037,840
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (BB+/Ba1)
3,130,000	3.250	09/01/2029	3,230,097
Ohio State Higher Education GO Bonds for Federally Taxable Build America Bonds Series 2010 E (AA+/Aa1)
2,290,000	4.461	08/01/2022	2,435,781
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(f)
925,000	5.000	12/01/2033	1,026,001
1,795,000	5.000	12/01/2038	1,961,881
2,725,000	5.000	12/01/2048	2,913,052
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (A-/NR)
2,800,000	3.250	11/01/2022	2,924,684

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio Water Development Authority RB for Water Pollution Control Loan Fund Series 2014 (AAA/Aaa)
$6,085,000	5.000%	06/01/2021	$ 6,419,858

			186,554,678

Oklahoma – 0.3%
Cleveland County Educational Facilities Authority RB for Norman Public Schools Project Series 2019 (A+/NR)
4,235,000	5.000	06/01/2024	4,892,823
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (A-/Baa1)
925,000	4.000	09/01/2045	996,484
840,000	5.000	09/01/2045	992,393
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (AA/A2)
3,670,000	4.000	08/15/2048	4,030,247
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
2,150,000	5.000	08/15/2029	2,624,784
5,000,000	5.250	08/15/2048	5,909,100
Oklahoma Turnpike Authority RB Second Senior Series 2017 C (AA-/Aa3)
1,400,000	4.000	01/01/2042	1,554,882
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(c)(d)
1,500,000	5.000	06/01/2025	1,683,570

			22,684,283

Oregon – 0.8%
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
1,385,000	3.500	03/01/2029	1,427,062
1,540,000	3.750	03/01/2032	1,591,590
Multnomah County Oregon Hospital Facilities Authority RB Refunding for Adventist Health System/West Obligated Group Series 2019 (A/NR)(c)(d)
7,715,000	5.000	03/01/2025	8,935,436
Oregon State Business Development Commission RB for Intel Corp. Project Series 2019 250 (AMT) (A+/A1)(c)(d)
10,000,000	5.000	03/01/2022	10,758,700
Oregon State Department of Transportation Highway User Tax RB Refunding Series 2015 A (AAA/Aa1)
3,180,000	5.000	11/15/2025	3,753,513
Oregon State Facilities Authority RB Refunding For Reed College Project Series 2017 A (AA-/Aa2)
8,895,000	5.000	07/01/2047	10,564,325
Port of Portland RB for International Airport Series 2019 25-B (AMT) (AA-/NR)
2,665,000	5.000	07/01/2032	3,327,546
2,365,000	5.000	07/01/2033	2,941,918
1,000,000	5.000	07/01/2034	1,240,800
1,000,000	5.000	07/01/2035	1,237,160
Portland Oregon Community College District GO Bonds Series 2013 (AA+/Aa1)
2,000,000	5.000	06/15/2026	2,257,920
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aaa)
7,090,000	4.000	04/01/2029	8,120,673
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (NR/A3)(f)
190,000	5.000	11/01/2034	225,122
500,000	5.000	11/01/2036	587,135
Washington County School District No. 1 GO Bonds Series 2017 (SCH BD GTY) (NR/Aa1)
4,155,000	5.000	06/15/2029	5,172,019

			62,140,919

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – 3.6%
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
$4,000,000	5.000%	04/01/2030	$ 4,917,680
18,400,000	4.000	04/01/2044	19,693,152
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A+/A1)
3,050,000	4.000	07/15/2035	3,444,761
3,180,000	4.000	07/15/2036	3,580,394
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B/B3)
1,850,000	4.875	11/01/2024	1,931,067
1,350,000	5.125	05/01/2030	1,442,016
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba3)(f)
2,420,000	5.000	05/01/2027	2,813,928
1,600,000	5.000	05/01/2032	1,845,424
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (NR/Ba3)(f)
750,000	5.000	05/01/2023	811,485
750,000	5.000	05/01/2028	884,730
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
100,000	5.000	10/01/2031	113,222
390,000	5.000	10/01/2032	440,735
410,000	5.000	10/01/2033	462,665
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
1,000,000	5.000	08/01/2025	1,176,130
Commonwealth Financing Authority Taxable RB Series 2005 A (NATL-RE) (A/A1)
1,695,000	5.380	06/01/2021	1,735,951
Commonwealth Financing Authority Taxable RB Series 2006 C (AGM) (AA/A1)
4,485,000	5.114	06/01/2021	4,613,226
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (AA/A1)
24,905,000	4.000	06/01/2039	27,505,331
Commonwealth of Pennsylvania COPS Series 2018 A (A/A2)
1,250,000	4.000	07/01/2046	1,371,088
Commonwealth of Pennsylvania GO Bonds Series 2015 (A+/Aa3)
3,925,000	5.000	08/15/2025	4,697,087
Delaware County Authority RB for Villanova University Series 2015 (AA-/A1)
4,945,000	5.000	08/01/2045	5,716,469
Doylestown Hospital Authority RB Taxable Refunding Series 2019 B (BBB-/Ba1)
1,150,000	3.950	07/01/2024	1,147,918
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000	5.000	12/01/2038	821,962
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa3)(g)
	(3 Mo. LIBOR + 0.77%),
15,800,000	2.050	05/01/2037	15,405,000
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (AA-/Aa3)
725,000	4.000	06/01/2044	805,845
1,300,000	5.000	06/01/2044	1,579,162
3,325,000	4.000	06/01/2049	3,671,930
2,350,000	5.000	06/01/2049	2,836,662
Lancaster County Hospital Authority RB for Brethren Village Project Series 2017 (BB+/NR)
1,155,000	5.000	07/01/2020	1,169,611
900,000	5.000	07/01/2022	951,399

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Lancaster School District GO Refunding Bonds Series 2019 B (AGM) (ST AID WITHHLDG) (AA/NR)
$295,000	4.000%	06/01/2021	$ 306,310
500,000	4.000	06/01/2022	531,920
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A/A2)
850,000	4.000	09/01/2037	947,877
850,000	4.000	09/01/2038	944,673
850,000	4.000	09/01/2039	942,030
North Penn Water Authority RB Refunding Series 2019 (NR/Aa3)(g)
(SIFMA Municipal Swap Index Yield + 0.16%),
640,000	1.770	11/01/2020	639,974
(SIFMA Municipal Swap Index Yield + 0.26%),
1,400,000	1.870	11/01/2021	1,400,042
(SIFMA Municipal Swap Index Yield + 0.46%),
1,600,000	2.070	11/01/2023	1,599,680
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (BB+/NR)
1,000,000	5.000	11/01/2039	1,113,370
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (BBB+/NR)
155,000	5.000	05/01/2020	156,737
230,000	5.000	05/01/2021	240,136
155,000	5.000	05/01/2022	166,726
50,000	5.000	05/01/2023	55,245
100,000	5.000	05/01/2024	113,140
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 10/01/10 Series 2008 (A/A1)
2,500,000	4.000	10/01/2023	2,553,325
Pennsylvania Economic Development Financing Authority RB for CarbonLite P LLC Project Series 2019 (AMT) (NR/NR)(f)
1,750,000	5.250	06/01/2026	1,814,067
Pennsylvania Economic Development Financing Authority RB for Solid Waste Disposal Project Series 2009 (A-/NR)(c)(d)
6,460,000	2.800	12/01/2021	6,647,211
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (BBB/NR)
750,000	5.000	06/30/2042	849,068
Pennsylvania Economic Development Financing Authority RB Refunding for American Water Co. Project Series 2019 (A+/A1)
8,250,000	3.000	04/01/2039	8,436,780
Pennsylvania Higher Educational Facilities Authority Duquesne University of the Holy Spirit RB Series 2019 A (A/A2)
350,000	4.000	03/01/2037	395,689
675,000	5.000	03/01/2038	830,655
500,000	5.000	03/01/2039	613,680
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (ASSURED GTY) (AA/WR)(g)
	(3 Mo. LIBOR + 0.60%),
1,405,000	2.006	07/01/2027	1,401,558
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM-CR) (AA/Aa3)
4,000,000	5.000	09/15/2025	4,826,080
Pennsylvania State GO Bonds Consolidated Loan of 2018 Series 2018 A (A+/Aa3)
6,675,000	5.000	08/15/2023	7,570,251
Pennsylvania Turnpike Commission RB Refunding Series 2018 B (A+/A1)(g)
(SIFMA Municipal Swap Index Yield + 0.70%),
6,050,000	2.310	12/01/2023	6,090,112

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Turnpike Commission RB Series 2013 C (A+/A1)(a)
$1,720,000	5.500%	12/01/2023	$ 2,008,203
Pennsylvania Turnpike Commission RB Series 2018 A (AA/Aa3)
30,675,000	5.250	12/01/2044	37,891,907
Pennsylvania Turnpike Commission RB Series 2019 A (A-/A3)
4,250,000	5.000	12/01/2036	5,248,538
4,250,000	5.000	12/01/2038	5,189,250
21,160,000	5.000	12/01/2044	25,299,742
Pennsylvania Turnpike Commission RB Subordinate Series 2017 A (A-/A3)
3,500,000	5.500	12/01/2042	4,195,905
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A-/A3)
10,000,000	5.250	06/01/2047	11,877,200
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
350,000	4.000	06/15/2029	359,839
500,000	5.000	06/15/2039	530,380
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
4,500,000	5.000	07/01/2028	5,313,285
Pittsburgh Water & Sewer Authority First Lien RB Refunding Series 2017 C (AGM) (AA/A2)(c)
	(1 Mo. LIBOR + 0.64%),
2,500,000	1.890	12/01/2020	2,500,775
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (AA/A2)
850,000	5.000	09/01/2034	1,070,048
1,755,000	5.000	09/01/2035	2,202,595
1,700,000	5.000	09/01/2036	2,127,040
1,700,000	5.000	09/01/2037	2,118,659
Pittsburgh Water & Sewer Authority Subordinate RB Refunding Series 2019 B (AGM) (AA/NR)
2,125,000	4.000	09/01/2034	2,435,420
425,000	4.000	09/01/2035	485,554
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
180,000	5.000	11/15/2021	185,884
450,000	5.000	11/15/2028	468,212
State Public School Building Authority RB Refunding for Philadelphia School District Project Series 2016 A (AGM) (ST AID WITHHLDG) (AA/A2)
2,500,000	5.000	06/01/2031	2,946,000
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,274,306

			284,501,108

Puerto Rico – 4.0%
Commonwealth of Puerto Rico GO Bonds Public Improvement Series 1999 (NR/WR)(i)
125,000	5.250	07/01/2018	99,062
Commonwealth of Puerto Rico GO Bonds Public Improvement Series 2006 B (NR/WR)(i)
390,000	5.250	07/01/2016	292,500
500,000	5.250	07/01/2017	396,250
Commonwealth of Puerto Rico GO Refunding Bonds for Public Improvement Series 2009 B (NR/Ca)(i)
2,000,000	6.000	07/01/2039	1,627,500
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (NR/Ca)
2,480,000	6.125	07/01/2024	2,659,800
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (NR/Ca)
1,060,000	5.750	07/01/2037	1,118,565

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)(i)
$51,980,000	8.000%		07/01/2035	$ 33,072,275
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (NR/Ca)(i)
3,955,000	5.000		07/01/2041	2,689,400
Puerto Rico Commonwealth GO Refunding Bonds Subseries 2003 C-7 (NATL-RE) (NR/Baa2)
2,000,000	6.000		07/01/2027	2,062,620
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
930,000	5.250		07/01/2041	1,047,822
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/C)
6,485,000	5.250		07/01/2038	7,062,035
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
2,050,000	5.250		07/01/2033	2,318,181
55,000	5.250		07/01/2034	62,267
795,000	5.250		07/01/2036	898,819
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (AA/A2)
40,000	5.500		07/01/2031	46,095
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)
485,000	5.500		07/01/2023	522,767
440,000	5.500		07/01/2024	479,547
400,000	0.000	(e)	07/01/2028	274,936
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(g)
	(3 Mo. LIBOR + 0.52%),
21,915,000	1.926		07/01/2029	21,641,063
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL-RE) (NR/Baa2)
350,000	5.250		07/01/2029	381,101
215,000	5.250		07/01/2030	234,389
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)(i)
1,000,000	5.250		07/01/2019	738,750
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (D/NR)(i)
8,215,000	6.750		07/01/2036	6,397,431
Puerto Rico Electric Power Authority RB Series 2016 E-1-RSA-1 (NR/NR)(i)
590,915	10.000		01/01/2021	505,232
Puerto Rico Electric Power Authority RB Series 2016 E-2-RSA-1 (NR/NR)(i)
590,915	10.000		07/01/2021	505,232
Puerto Rico Electric Power Authority RB Series 2016 E-3-RSA-1 (NR/NR)(i)
196,972	10.000		01/01/2022	168,411
Puerto Rico Electric Power Authority RB Series 2016 E-4-RSA-1 (NR/NR)(i)
196,972	10.000		07/01/2022	168,411
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (ASSURED GTY) (AA/A3)
60,000	5.250		07/01/2041	67,601
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (NR/Baa2)
7,175,000	5.250		07/01/2035	7,783,153
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (AGM-CR) (AA/A2)
1,555,000	5.250		07/01/2034	1,760,447
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (FGIC) (AA/A3)
180,000	5.250		07/01/2039	202,905

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (NR/C)
$2,425,000	5.250%	07/01/2030	$ 2,654,381
2,945,000	5.250	07/01/2031	3,227,425
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
285,000	5.250	07/01/2034	322,654
14,780,000	5.250	07/01/2036	16,709,677
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (NR/Baa2)
880,000	5.250	07/01/2032	961,066
1,495,000	5.250	07/01/2033	1,615,273
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-RE-IBC) (NR/Baa2)
5,265,000	4.750	07/01/2038	5,271,897
Puerto Rico Highway & Transportation Authority RB Series 2007 N (AMBAC) (NR/C)
160,000	5.500	07/01/2026	177,171
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (NR/Ca)(d)
3,240,000	10.000	07/01/2035	3,422,056
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(e)
476,000	0.000	07/01/2024	417,785
16,610,000	0.000	07/01/2027	13,262,919
3,658,000	0.000	07/01/2029	2,714,382
25,274,000	0.000	07/01/2031	17,352,370
16,819,000	0.000	07/01/2033	10,699,912
11,769,000	0.000	07/01/2046	3,153,033
9,587,000	0.000	07/01/2051	1,871,095
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
69,469,000	4.329	07/01/2040	70,422,115
143,000	4.536	07/01/2053	146,127
7,274,000	4.784	07/01/2058	7,555,067
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
13,081,000	4.500	07/01/2034	13,958,343
1,555,000	4.550	07/01/2040	1,609,922
9,634,000	4.750	07/01/2053	10,058,089
31,054,000	5.000	07/01/2058	32,949,226

			317,816,552

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (AGM) (MUN GOVT GTD) (AA/Aa3)
500,000	5.000	05/15/2024	576,925

South Carolina – 0.5%
Clemson University Athletic Facilities RB Series 2015 (NR/Aa3)
1,385,000	4.000	05/01/2025	1,568,928
1,570,000	4.000	05/01/2026	1,764,507
Lexington County School District No. 1/SC GO Refunding Bonds Series 2019 A (SCSDE) (AA/Aa1)
2,495,000	5.000	02/01/2031	3,154,154
Lexington County School District No. 2 GO Bonds Series 2017 C (SCSDE) (AA/Aa1)
4,530,000	5.000	03/01/2031	5,539,601
1,590,000	4.000	03/01/2032	1,801,931
South Carolina Ports Authority RB Series 2018 (AMT) (A+/A1)
3,750,000	5.000	07/01/2037	4,510,500
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A/A2)
875,000	3.056	12/01/2023	894,705

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Public Service Authority Santee Cooper RB Series 2016 D (A/A2)
$5,505,000	2.388%	12/01/2023	$ 5,517,166
South Carolina Transportation Infrastructure Bank RB Refunding Series 2012 A (A/Aa3)(a)
5,665,000	5.000	10/01/2021	6,045,575
South Carolina Transportation Infrastructure Bank RB Refunding Series 2013 B (A/Aa3)(c)
	(1 Mo. LIBOR + 0.45%),
12,505,000	1.595	10/01/2022	12,518,506

			43,315,573

South Dakota – 0.1%
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
630,000	5.000	01/01/2024	716,763
1,075,000	5.000	01/01/2025	1,254,600
730,000	5.000	01/01/2026	870,715
South Dakota Health & Educational Facilities Authority RB Refunding for Avera Health Obligated Group Series 2019 A (AA-/A1)(c)(d)
3,525,000	5.000	07/01/2024	4,034,116

			6,876,194

Tennessee – 0.4%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
1,115,000	5.000	08/01/2035	1,346,909
City of Johnson GO Refunding Bonds Series 2019 B (NR/Aa2)
1,225,000	4.000	06/01/2037	1,414,030
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
6,020,000	5.000	07/01/2034	6,687,799
1,800,000	4.000	07/01/2040	1,927,548
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA COLL) (NR/NR)(c)(d)
925,000	4.850	06/01/2025	938,218
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
400,000	5.000	07/01/2040	466,992
700,000	5.000	07/01/2046	806,176
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (BBB-/NR)
90,000	3.000	10/01/2024	92,375
Metropolitan Government Nashville & Davidson County Industrial Development Board RB for Waste Management, Inc. Series 2001 (A-/NR)(c)(d)
3,000,000	2.850	08/02/2021	3,062,520
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(f)
650,000	4.500	06/01/2028	706,400
Tennergy Corporation Tenn Gas Supply RB Series 2019 A (AA/Aa2)(c)(d)
11,325,000	5.000	10/01/2024	13,021,145

			30,470,112

Texas – 7.7%
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (A-/Baa1)
250,000	5.000	01/01/2040	289,425
435,000	5.000	01/01/2046	499,985

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 A (A-/Baa1)(h)
$530,000	5.000%	01/01/2026	$ 636,859
595,000	5.000	01/01/2027	729,529
620,000	5.000	01/01/2028	772,842
650,000	5.000	01/01/2029	821,997
690,000	5.000	01/01/2030	884,421
1,010,000	5.000	01/01/2032	1,283,730
1,115,000	5.000	01/01/2034	1,402,692
585,000	5.000	01/01/2035	733,268
610,000	5.000	01/01/2036	761,463
645,000	5.000	01/01/2037	802,690
675,000	5.000	01/01/2038	836,899
1,420,000	5.000	01/01/2039	1,757,037
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(f)
250,000	5.750	09/01/2029	258,087
City of Austin RB for Airport System Series 2019 B (AMT) (A/A1)
1,700,000	5.000	11/15/2032	2,144,907
2,000,000	5.000	11/15/2033	2,516,900
City of Austin RB Refunding for Airport System Series 2019 (AMT) (A/A1)
1,510,000	5.000	11/15/2022	1,666,164
1,950,000	5.000	11/15/2023	2,215,181
4,790,000	5.000	11/15/2024	5,588,397
1,150,000	5.000	11/15/2025	1,373,353
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(f)
1,225,000	4.000	11/01/2023	1,256,127
1,975,000	4.500	11/01/2024	2,016,159
2,815,000	4.000	11/01/2028	2,927,403
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
250,000	4.200	09/01/2027	254,205
575,000	4.800	09/01/2037	591,801
650,000	5.250	09/01/2046	669,455
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(f)
145,000	4.375	09/01/2023	147,256
300,000	5.375	09/01/2038	319,635
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
245,000	4.625	09/01/2023	248,798
370,000	5.000	09/01/2028	387,249
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(f)
215,000	3.125	08/15/2024	215,267
340,000	3.500	08/15/2029	342,482
905,000	4.000	08/15/2039	913,860
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (AA/NR)
150,000	4.000	08/15/2025	164,179
155,000	4.000	08/15/2026	171,011
160,000	4.000	08/15/2027	177,776
165,000	4.000	08/15/2028	184,021
170,000	4.000	08/15/2029	190,052
925,000	3.000	08/15/2034	931,688
City of Fort Worth Water & Sewer System RB Refunding & Improvement Series 2015 A (AA+/Aa1)
8,245,000	5.000	02/15/2024	9,520,254
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
425,000	4.125	09/01/2027	436,420

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
$150,000	3.250%	09/01/2022	$ 150,961
570,000	4.500	09/01/2027	599,663
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
425,000	4.000	09/01/2024	463,714
440,000	4.000	09/01/2025	484,057
460,000	4.000	09/01/2026	509,519
480,000	4.000	09/01/2027	534,931
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(f)
150,000	3.250	09/01/2024	150,253
290,000	3.625	09/01/2029	292,132
785,000	4.125	09/01/2039	791,508
City of Houston Airport System RB Refunding for United Airlines, Inc. Project Series 2018 C (AMT) (BB/Ba3)
1,750,000	4.500	07/01/2020	1,774,290
City of Houston GO Bonds Refunding Series 2019 A (AA/Aa3)
13,745,000	5.000	03/01/2029	17,587,827
City of Houston RB Refunding for Airport System Subordinate Lien Series 2012 A (AMT) (A+/NR)
2,300,000	5.000	07/01/2029	2,489,796
2,500,000	5.000	07/01/2031	2,700,550
City of Houston RB Refunding for Airport System Subordinated Lien Series 2012 B (A+/NR)
23,090,000	5.000	07/01/2028	25,173,180
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (BBB+/NR)
130,000	5.000	08/15/2024	149,938
130,000	5.000	08/15/2025	152,801
150,000	5.000	08/15/2026	179,530
100,000	5.000	08/15/2027	121,527
125,000	5.000	08/15/2028	153,721
150,000	5.000	08/15/2029	185,997
200,000	5.000	08/15/2030	245,790
280,000	5.000	08/15/2032	340,729
300,000	5.000	08/15/2034	362,523
175,000	5.000	08/15/2035	210,837
250,000	5.000	08/15/2036	300,283
250,000	5.000	08/15/2037	299,365
300,000	5.000	08/15/2038	357,759
300,000	5.000	08/15/2039	357,348
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(f)
785,000	3.875	09/01/2024	792,536
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(f)
425,000	4.250	09/01/2029	430,767
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(f)
175,000	3.500	09/15/2024	174,393
250,000	3.750	09/15/2029	248,982
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(f)
205,000	4.375	09/15/2029	204,186
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
1,415,000	4.000	09/01/2025	1,523,559
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(f)
330,000	3.750	09/15/2025	329,987

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(f)
$200,000	3.500%	09/15/2024	$ 201,278
280,000	3.750	09/15/2029	285,099
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(f)
200,000	5.000	09/15/2024	201,336
400,000	5.250	09/15/2029	406,620
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(f)
530,000	4.250	09/15/2024	533,170
490,000	5.125	09/15/2024	492,871
795,000	4.500	09/15/2029	808,555
775,000	5.375	09/15/2029	787,772
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(f)
375,000	4.500	09/01/2025	374,794
200,000	4.875	09/01/2025	199,890
465,000	4.875	09/01/2030	464,586
265,000	5.250	09/01/2030	264,767
475,000	5.250	09/01/2040	474,368
310,000	5.625	09/01/2040	309,597
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2019 (NR/NR)(f)
100,000	3.125	09/01/2024	100,118
145,000	3.500	09/01/2029	145,386
380,000	4.000	09/01/2039	381,497
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(f)
250,000	4.000	09/01/2028	258,195
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(f)
191,000	3.500	09/01/2024	192,148
369,000	3.750	09/01/2029	375,937
436,000	4.250	09/01/2039	447,105
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
280,000	4.000	09/01/2024	283,702
415,000	4.250	09/01/2029	428,819
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(f)
185,000	3.750	09/01/2024	184,210
365,000	4.000	09/01/2029	362,960
580,000	5.000	09/01/2029	576,891
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(f)
250,000	3.750	09/15/2024	250,140
370,000	4.125	09/15/2029	370,588
1,050,000	4.625	09/15/2039	1,051,617
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2015 A (AA-/Aa2)(c)(d)
26,495,000	1.750	12/01/2024	26,943,560
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2015 C (AA-/Aa2)(c)(d)
30,610,000	1.750	12/01/2024	30,993,237
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2018 (AA-/Aa2)(c)(d)
2,800,000	2.750	12/01/2022	2,914,632
City of San Antonio RB Refunding for Electric & Gas Systems Series 2019 (AA/Aa1)
2,000,000	4.000	02/01/2026	2,307,080
1,250,000	4.000	02/01/2027	1,462,825
1,500,000	4.000	02/01/2028	1,775,985
2,000,000	4.000	02/01/2029	2,387,960
2,000,000	4.000	02/01/2030	2,412,320

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Clifton Higher Education Finance Corp. RB Refunding for IDEA Public Schools Series 2017 (PSF-GTD) (AAA/NR)
$4,370,000	4.000%	08/15/2036	$ 4,922,018
3,875,000	4.000	08/15/2037	4,350,308
Comal Independent School District GO Refunding Bonds Series 2017 (PSF-GTD) (NR/Aaa)
1,970,000	5.000	02/01/2025	2,333,524
2,095,000	5.000	02/01/2026	2,545,278
County of Cameron State Highway 550 Project GO Bonds Series 2012 (AGM) (AA/Aa3)
8,870,000	5.000	02/15/2030	9,531,258
County of Fort Bend GO Refunding Bonds Series 2015 B (AA+/Aa1)
3,740,000	5.000	03/01/2023	4,188,613
Dallas-Fort Worth International Airport Joint Improvement RB Series 2012 D (AMT) (A+/A1)
18,430,000	5.000	11/01/2042	19,508,708
Dallas-Fort Worth International Airport Joint RB Improvement Bonds Series 2013 A (AMT) (A+/A1)(a)
10,000,000	5.000	11/01/2020	10,303,500
Dallas-Fort Worth International Airport Joint RB Improvement Bonds Series 2014 B (AMT) (A+/NR)
1,700,000	5.000	11/01/2022	1,873,961
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (A+/NR)
2,500,000	5.250	11/01/2030	2,829,975
Denton Independent School District Unlimited Tax Building GO Bonds Series 2014 B (PSF-GTD) (AAA/NR)(c)(d)
4,000,000	2.000	08/01/2024	4,105,360
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(f)
175,000	3.750	08/15/2024	176,913
235,000	4.000	08/15/2029	241,575
775,000	4.500	08/15/2035	804,124
575,000	5.000	08/15/2044	603,279
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(f)
395,000	5.000	09/01/2027	421,627
225,000	5.000	09/01/2032	235,773
330,000	5.125	09/01/2037	343,655
Grand Parkway Transportation Corp. System RB Subordinate Tier Series 2018 A (AA+/NR)
18,225,000	5.000	10/01/2037	22,351,505
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(b)
2,930,000	0.000	10/01/2046	3,140,697
4,075,000	0.000	10/01/2047	4,373,412
Gulf Coast IDA RB for Exxon Mobil Project Series 2012 (AA+/Aaa)(c)(d)
19,000,000	1.700	01/02/2020	19,000,000
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2019 A (A+/A1)
4,700,000	5.000	12/01/2024	5,514,416
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2019 B-2 (A+/A1)(c)(d)
8,000,000	5.000	12/01/2024	9,316,240
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(g)
(SIFMA Municipal Swap Index Yield + 0.95%),
6,770,000	2.560	06/01/2023	6,875,477
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(g)
	(3 Mo. LIBOR + 0.67%),
19,920,000	1.950	08/15/2035	19,074,595

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(f)
$745,000	4.000%	09/01/2029	$ 755,832
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
95,000	3.000	09/01/2024	100,179
100,000	3.500	09/01/2025	107,969
100,000	3.500	09/01/2026	108,204
105,000	3.500	09/01/2027	113,510
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (BB/NR)
2,495,000	5.000	07/15/2028	2,982,623
Houston Airport System RB Refunding for United Airlines, Inc. Series 2015 B-2 (AMT) (BB/NR)
2,500,000	5.000	07/15/2020	2,544,400
Houston Airport System RB Refunding Subordinate Lien Series 2018 B (A/A1)
350,000	5.000	07/01/2031	437,045
325,000	5.000	07/01/2032	404,310
Houston Airport System RB Refunding Subordinate Lien Series 2018 D (A/A1)
2,000,000	5.000	07/01/2029	2,527,860
2,150,000	5.000	07/01/2030	2,699,411
2,000,000	5.000	07/01/2031	2,497,400
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)
3,425,000	4.000	02/15/2042	3,778,357
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(f)
1,315,000	5.000	09/01/2038	1,373,162
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(a)(e)
33,515,000	0.000	08/15/2024	11,275,322
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2016 (PSF-GTD) (AAA/NR)(e)
2,500,000	0.000	08/16/2020	2,481,075
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (A/NR)
2,000,000	5.000	05/15/2030	2,537,480
1,495,000	5.000	05/15/2031	1,884,911
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 2001 A (A-/Baa1)
6,350,000	2.600	11/01/2029	6,590,157
Mission Economic Development Corp. RB for Waste Management, Inc. Series 2008 (A-/NR)
2,500,000	2.500	08/01/2020	2,502,850
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(f)
5,000,000	4.625	10/01/2031	5,404,950
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (BBB-/NR)
1,370,000	5.000	09/15/2032	1,560,389
710,000	5.000	09/15/2033	806,446
750,000	5.000	09/15/2034	850,463
790,000	5.000	09/15/2035	893,624
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (BB+/NR)(f)
335,000	4.000	08/15/2029	358,829
610,000	5.000	08/15/2039	675,849
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (BB+/Ba1)
765,000	5.000	04/01/2027	842,969
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2014 A (BBB-/NR)
1,000,000	5.000	04/01/2039	988,540

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BB/B2)
$645,000	4.000%	04/01/2022	$ 647,032
320,000	4.000	04/01/2023	320,950
275,000	4.000	04/01/2024	275,520
365,000	4.000	04/01/2025	364,639
375,000	4.000	04/01/2026	373,136
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
250,000	5.000	04/01/2030	276,373
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA/NR)(a)(b)
1,000,000	0.000	09/01/2031	1,259,040
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A+/A1)
2,750,000	5.000	01/01/2038	3,327,335
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
2,000,000	5.000	01/01/2032	2,415,120
North Texas Tollway Authority RB Special Project System Series 2011 A (AA/NR)(a)
1,000,000	5.500	09/01/2021	1,071,350
1,000,000	6.000	09/01/2021	1,079,380
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A+/A1)
550,000	5.000	01/01/2022	591,745
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A+/A1)
6,000,000	6.500	01/01/2043	7,384,260
Pasadena Independent School District GO Bonds Series 2015 B (PSF-GTD) (AAA/Aaa)(c)(d)
3,280,000	1.500	08/15/2024	3,296,826
Round Rock Independent School District GO Refunding Bonds Series 2019 A (PSF-GTD) (AAA/Aaa)
4,630,000	4.000	08/01/2032	5,454,557
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(f)
250,000	3.250	09/15/2024	249,452
355,000	3.625	09/15/2029	354,553
State of Texas Anticipation Notes Series 2019 (SP-1+/MIG1)
25,000,000	4.000	08/27/2020	25,466,750
State of Texas College Student Loan GO Unlimited Bonds Series 2019 (AMT) (AAA/Aaa)
3,005,000	4.000	08/01/2025	3,428,194
5,905,000	5.000	08/01/2026	7,205,458
4,590,000	5.000	08/01/2027	5,705,967
5,010,000	5.000	08/01/2028	6,328,431
6,835,000	5.000	08/01/2029	8,644,498
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
2,475,000	5.000	05/15/2020	2,497,696
2,100,000	5.000	05/15/2021	2,170,623
2,730,000	5.000	05/15/2022	2,883,863
Tarrant County Cultural Education Facilities Finance Corporation Christus Health Obligation Group RB Series 2018 B (A+/A1)
13,655,000	5.000	07/01/2036	16,653,228
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(g)
	(3 Mo. LIBOR + 0.70%),
5,665,000	1.969	12/15/2026	5,661,658
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/A2)
4,750,000	6.250	12/15/2026	5,590,323

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A-/A2)(g)
(SIFMA Municipal Swap Index Yield + 0.55%),
$3,055,000	2.160%	09/15/2027	$ 3,021,273
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (BBB/Baa2)
5,000,000	5.000	12/31/2030	6,308,100
10,000,000	5.000	12/31/2031	12,555,700
3,000,000	5.000	12/31/2032	3,743,490
4,000,000	5.000	12/31/2033	4,975,080
5,000,000	5.000	12/31/2034	6,201,300
4,000,000	5.000	12/31/2035	4,944,720
4,000,000	5.000	12/31/2036	4,925,640
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (BBB-/Baa3)
4,165,000	5.000	06/30/2058	4,852,725
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (A-/Baa1)
1,380,000	5.000	08/15/2042	1,559,303
Texas Transportation Commission State Highway Fund First Tier RB for Build America Bonds Series 2010 (AAA/Aaa)
2,000,000	5.028	04/01/2026	2,248,360
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases 2-3 Project Series 2018 (NR/NR)(f)
170,000	4.750	09/01/2023	172,776
360,000	5.250	09/01/2028	377,028
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(f)
345,000	4.500	09/01/2027	349,520
University Houston Consolidated RB Refunding Series 2017 C (AA/Aa2)
8,500,000	3.250	02/15/2041	8,723,720
University of Texas System Revenue Financing System RB Refunding Series 2017 C (AAA/Aaa)
5,865,000	5.000	08/15/2026	7,233,480
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2018 (NR/NR)
342,000	4.000	12/01/2023	350,410
520,000	4.250	12/01/2029	535,543
1,159,000	4.625	12/01/2035	1,198,950
1,604,000	5.000	12/01/2045	1,663,252

			609,245,712

Utah – 1.0%
Jordan School District GO School Building Bonds Series 2019 B (SCH BD GTY) (AAA/Aaa)
1,625,000	5.000	06/15/2022	1,779,359
2,175,000	5.000	06/15/2023	2,463,383
2,355,000	5.000	06/15/2024	2,752,689
2,400,000	5.000	06/15/2025	2,887,968
2,750,000	5.000	06/15/2027	3,464,862
Salt Lake City Corporation Airport RB Series 2018 A (AMT) (A+/A2)
18,635,000	5.000	07/01/2037	22,398,338
18,640,000	5.250	07/01/2048	22,363,154
Salt Lake City RB for International Airport Series 2017 A (AMT) (A+/A2)
2,650,000	5.000	07/01/2047	3,079,883
Salt Lake City RB for International Airport Series 2018 A (AMT) (A+/A2)
5,000,000	5.000	07/01/2029	6,172,450
5,500,000	5.000	07/01/2030	6,749,600
Utah Charter School Finance Authority RB Refunding for Summit Academy, Inc. Series 2019 A (AA/NR)
700,000	5.000	04/15/2039	852,257
625,000	5.000	04/15/2044	750,244
1,150,000	5.000	04/15/2049	1,371,766

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)
Utah Transit Authority Sales Tax RB Refunding Subordinate Series 2015 A (AA/Aa2)
$3,065,000	4.000%	06/15/2034	$ 3,370,489

			80,456,442

Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
745,000	5.000	05/01/2025	820,916
585,000	5.000	05/01/2026	651,953

			1,472,869

Virgin Islands – 0.2%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa2)
350,000	5.000	10/01/2020	352,485
1,410,000	5.000	10/01/2029	1,415,668
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa2)
700,000	5.000	10/01/2032	701,736
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B/NR)
4,700,000	5.000	10/01/2039	4,644,164
Virgin Islands Public Finance Authority RB Series 2014 A (AGM-CR) (AA/A2)(f)
5,000,000	5.000	10/01/2034	5,596,800

			12,710,853

Virginia – 1.9%
Amelia County IDA Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(c)(d)
2,500,000	2.125	04/01/2020	2,503,875
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (BBB/Baa2)
19,500,000	5.000	11/01/2023	22,103,250
Chesapeake Economic Development Authority RB Refunding for Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(c)(d)
1,700,000	1.900	06/01/2023	1,723,137
County of Arlington GO Bonds for Public Improvement Series 2019 (AAA/Aaa)
6,990,000	5.000	06/15/2030	9,147,743
Fairfax County Economic Development Authority Residential Care Facilities Mortgage RB Refunding for Goodwin House Incorporated Series 2016 A (BBB+/NR)
1,250,000	4.000	10/01/2042	1,304,025
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 A (BBB +/A2)(c)(d)
1,000,000	1.900	06/01/2023	1,011,250
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 C (BBB +/A2)(c)(d)
1,850,000	1.800	04/01/2022	1,859,750
Peninsula Ports Authority of Virginia Coal Terminal RB Refunding for Dominion Terminal Associates Project Series 2003 (BBB/Baa2)(c)(d)
2,250,000	1.700	10/01/2022	2,247,345
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B-/B3)
9,455,000	6.706	06/01/2046	9,106,583
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC-/NR)(e)
122,865,000	0.000	06/01/2047	14,808,918
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (CCC-/NR)(e)
13,500,000	0.000	06/01/2047	1,501,335
University of Virginia RB Series 2013 (AAA/Aaa)(a)
50,850,000	5.000	12/01/2022	56,593,508

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (AA+/Aa1)
$4,345,000	1.400%	12/01/2023	$ 4,348,997
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (A/WR)(a)
4,750,000	5.000	07/01/2025	5,648,510
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
2,580,000	5.000	12/31/2047	2,949,946
1,000,000	5.000	12/31/2052	1,139,050
1,885,000	5.000	12/31/2056	2,140,323
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB/NR)
950,000	5.000	07/01/2034	1,011,028
3,325,000	5.000	01/01/2040	3,528,490
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (BBB/NR)
750,000	5.500	01/01/2042	812,798
Virginia Small Business Financing Authority Solid Waste Disposal Facilities RB for Covanta Holding Corp. Project Series 2018 (AMT) (B/NR)(c)(d)(f)
300,000	5.000	07/01/2038	318,126
York County Economic Development Authority Pollution Control RB Refunding for Virginia Electric & Power Co. Project Series 2009 A (BBB+/A2)(c)(d)
3,200,000	1.900	06/01/2023	3,241,184

			149,049,171

Washington – 2.0%
City of Seattle Limited Tax GO Improvement & Refunding Bonds Series 2015 A (AAA/Aaa)
5,000,000	5.000	06/01/2026	5,985,900
City of Seattle RB for Municipal Light & Power Improvement Series 2018 A (AA/Aa2)
3,340,000	4.000	01/01/2033	3,828,275
6,715,000	4.000	01/01/2034	7,680,617
11,655,000	4.000	01/01/2043	12,935,651
City of Seattle RB Refunding for Drainage & Wastewater Series 2014 (AA+/Aa1)
13,715,000	4.000	05/01/2044	14,622,384
City of Seattle RB Refunding for Drainage & Wastewater Series 2017 (AA+/Aa1)
6,555,000	4.000	07/01/2035	7,465,031
King County GO Refunding Bonds Series 2019 A (AAA/Aaa)(c)(d)
19,275,000	1.670	01/02/2020	19,275,000
King County Junior Lien Sewer RB Series 2012 (AA/Aa2)(c)(d)
5,900,000	2.600	12/01/2021	5,970,269
Port of Seattle Intermediate Lien RB Series 2019 (AMT) (A+/A1)
9,295,000	5.000	04/01/2038	11,271,582
Port of Seattle Wash RB Refunding Series 2011 B (AMT) (AA-/Aa2)
1,625,000	5.000	09/01/2022	1,725,652
State of Washington GO Bonds Various Purpose Series 2014 D (AA+/Aaa)
15,055,000	5.000	02/01/2026	17,312,347
University of Washington RB Refunding Series 2012 A (AA+/Aaa)
2,500,000	5.000	07/01/2029	2,725,550
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
985,000	5.000	08/01/2036	1,185,329
1,715,000	5.000	08/01/2037	2,054,416
1,715,000	5.000	08/01/2038	2,047,453
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
1,285,000	5.000	08/01/2035	1,552,267
1,930,000	5.000	08/01/2036	2,322,524

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(c)(d)
$5,400,000	5.000%	08/01/2024	$ 6,122,628
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(c)(d)
1,265,000	5.000	08/01/2025	1,461,454
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-3 (BBB+/Baa1)(c)(d)
4,285,000	5.000	08/01/2026	5,055,614
Washington State Convention Center Public Facilities District RB Series 2018 (AA-/Aa3)
6,825,000	5.000	07/01/2048	8,133,489
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (BB/NR)(f)
745,000	5.000	01/01/2034	833,290
1,400,000	5.000	01/01/2039	1,550,234
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 C (AMBAC) (AA+/Aaa)(e)
6,855,000	0.000	06/01/2028	5,925,736
Washington State Various Purpose GO Bonds Series 2018 C (AA+/Aaa)
8,950,000	5.000	02/01/2043	10,810,705
Washington State Various Purpose GO Refunding Bonds Series R-2010B (AA+/Aaa)
25,000	5.000	01/01/2024	25,000

			159,878,397

West Virginia – 0.7%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (BBB/NR)
770,000	3.000	03/01/2035	770,608
2,165,000	3.000	03/01/2037	2,129,624
2,165,000	3.250	03/01/2041	2,148,481
State of West Virginia GO Bonds for State Road Series 2019 A (AA-/Aa2)
6,145,000	5.000	06/01/2035	7,717,444
9,700,000	5.000	12/01/2036	12,164,964
State of West Virginia GO Bonds Series 2018 B (AA-/Aa2)
8,740,000	5.000	06/01/2035	10,811,555
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
770,000	5.000	01/01/2033	933,779
910,000	5.000	01/01/2034	1,098,634
1,095,000	5.000	01/01/2035	1,315,642
2,330,000	5.000	01/01/2036	2,784,886
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (NR/Baa1)
2,325,000	5.000	09/01/2029	2,907,483
2,645,000	5.000	09/01/2030	3,288,449
2,100,000	5.000	09/01/2031	2,594,277
1,700,000	5.000	09/01/2032	2,089,589

			52,755,415

Wisconsin – 0.9%
County of Dane GO Bonds Series 2019 A (AAA/NR)
4,970,000	2.000	06/01/2021	5,021,241
3,080,000	2.000	06/01/2023	3,152,380
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB/Baa3)
1,000,000	4.300	11/01/2030	1,089,430
Public Finance Authority Minnesota College of Osteopathic Medicine Senior RB Series 2019 A-1 (NR/NR)(f)
24,345	5.500	12/01/2048	24,345

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Minnesota College of Osteopathic Medicine Senior Taxable RB Series 2019 A-2 (NR/NR)(f)
$51,733	7.250%	12/01/2048	$ 51,733
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (BBB-/NR)
500,000	5.200	12/01/2037	584,405
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(f)
370,000	5.000	06/01/2029	411,558
710,000	5.000	06/01/2039	768,852
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (BBB+/NR)
1,000,000	4.000	01/01/2030	1,139,730
8,955,000	4.000	01/01/2046	9,500,628
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(f)
605,000	4.000	09/01/2029	632,122
770,000	5.000	09/01/2039	840,909
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (BB/NR)(f)
2,320,000	6.125	10/01/2049	2,217,526
Public Finance Authority RB Refunding for Waste Management, Inc. Project Series 2016 A-2 (AMT) (A-/NR)
2,000,000	2.875	05/01/2027	2,095,500
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (BBB/NR)
425,000	5.000	11/15/2044	486,621
570,000	5.000	11/15/2049	650,729
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (AMT) (BBB+/NR)
6,000,000	5.250	07/01/2028	6,498,840
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (NR/Baa3)(e)
13,850,000	0.000	12/15/2027	10,480,849
Public Finance Authority Waste Management Inc. Project RB Refunding Series 2016 A-3 (AMT) (A-/NR)(c)(d)
10,000,000	2.000	06/01/2021	10,068,100
State of Wisconsin GO Unlimited Bonds Series 2012 B (AA/Aa1)
3,090,000	3.000	05/01/2026	3,160,668
Wisconsin State Health & Educational Facilities Authority RB for Ascension Health Credit Group Series 2012 D (AA+/Aa2)(a)
7,750,000	5.000	11/15/2021	8,306,837
Wisconsin State Health & Educational Facilities Authority RB for Saint John’s Communities, Inc. Project Series 2018 A (BBB-/NR)
275,000	4.000	09/15/2021	282,928
225,000	4.000	09/15/2022	234,891
250,000	4.000	09/15/2023	264,348
365,000	4.000	09/15/2024	384,356
Wisconsin State Health & Educational Facilities Authority RB Refunding for Fort Healthcare, Inc. Series 2014 (BBB+/NR)
410,000	5.000	05/01/2020	414,297

			68,763,823

Wyoming – 0.3%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A/A3)
21,840,000	3.625	07/15/2039	23,289,958

TOTAL MUNICIPAL BONDS (Cost $7,379,390,682)			$7,699,799,651

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – 0.1%
Health Care Equipment & Services – 0.1%
CommonSpirit Health
$470,000	4.350%	11/01/2042	$ 482,753
Prime Healthcare Foundation, Inc. Series B
4,975,000	7.000	12/01/2027	5,948,587

			6,431,340

TOTAL CORPORATE BONDS (Cost $5,322,881)			$ 6,431,340

TOTAL INVESTMENTS – 97.4% (Cost $7,384,713,563)			$7,706,230,991

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%			205,755,373

NET ASSETS – 100.0%			$7,911,986,364

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b)	Zero coupon bond until next reset date.

(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2019.

(d)	Variable Rate Demand Instruments – rate shown is that which is in effect on December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

(h)	When-issued security.

(i)	Security is currently in default.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GARB	— General Airport Revenue Bond
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate

Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
SIFMA	— The Securities Industry and Financial Markets Association
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
U.S.	— United States
USD	— United States Dollar
WR	— Withdrawn Rating

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury Ultra Bond	(37)	03/20/2020	$(6,703,938)	$242,853

SWAP CONTRACTS — At December 31, 2019, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at December 31, 2019(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.150%	Bank of America NA	03/20/2023	USD 1,000	$26,952	$(15,959)	$42,911
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.150	JPMorgan Chase Bank NA	03/20/2023	1,000	26,952	(15,960)	42,912

TOTAL						$53,904	$(31,919)	$85,823

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.250%	3 Month LIBOR	12/21/2041	USD	19,600		$(599,607)	$(1,137,918)	$538,311
2.250	3 Month LIBOR	03/18/2050		509,680	(b)	(17,992,641)	(28,559,187)	10,566,546

TOTAL						$(18,592,248)	$(29,697,105)	$11,104,857

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2019.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 97.7%
Alabama – 1.9%
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B/B3)
$17,275,000	5.750%	10/01/2049	$ 18,933,400
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
850,000	5.000	10/01/2024	971,559
850,000	5.000	10/01/2025	991,797
4,125,000	5.000	10/01/2030	4,754,186
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(a)
5,750,000	0.000	10/01/2038	5,629,767
6,000,000	0.000	10/01/2042	5,849,820
2,325,000	0.000	10/01/2046	2,259,668
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
8,300,000	6.000	10/01/2042	9,789,767
19,850,000	7.000	10/01/2051	24,064,949
78,290,000	6.500	10/01/2053	93,392,141

			166,637,054

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
6,280,000	5.000	06/01/2046	6,295,700
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (NR/NR)(b)
6,780,000	0.000	06/01/2046	772,242

			7,067,942

Arizona – 2.0%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (A-/A3)
4,500,000	4.500	03/01/2030	4,717,665
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(c)
	(3 Mo. LIBOR + 0.81%),
63,640,000	2.216	01/01/2037	63,431,261
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
1,500,000	4.000	11/01/2049	1,634,970
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (BBB+/NR)
1,000,000	5.000	01/01/2043	1,129,200
5,250,000	4.500	01/01/2049	5,519,378
3,300,000	5.000	01/01/2054	3,668,181
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (BBB/NR)
575,000	5.000	01/01/2043	631,172
3,200,000	5.000	01/01/2049	3,479,808
1,000,000	5.125	01/01/2054	1,088,800
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (NR/Baa1)
1,000,000	5.000	05/01/2038	1,151,020
2,780,000	5.000	05/01/2043	3,172,397
2,500,000	5.000	05/01/2048	2,836,275
2,000,000	5.000	05/01/2051	2,263,560
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A+/A1)
1,625,000	3.000	07/01/2049	1,613,706
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A+/A1)
1,085,000	4.000	07/01/2044	1,195,301
3,520,000	5.000	07/01/2044	4,241,600
2,710,000	3.250	07/01/2049	2,739,675
1,625,000	5.000	07/01/2049	1,945,840

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
$1,250,000	6.250%	12/01/2042	$ 1,328,463
1,325,000	6.250	12/01/2046	1,406,646
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
635,000	3.500	07/01/2029	654,736
600,000	4.100	07/01/2034	622,680
1,925,000	4.750	07/01/2043	1,997,187
La Paz County Industrial Development Authority RB for American Fiber Optics LLC Series 2018 A (NR/NR)(d)
3,100,000	6.000	08/01/2028	3,181,065
16,130,000	6.250	08/01/2040	16,696,969
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BBB+/Baa2)
5,000,000	6.250	01/01/2038	5,068,500
Maricopa County IDA RB for Banner Health Series 2017 A (AA-/NR)
16,075,000	4.000	01/01/2041	17,770,430
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (AA-/Ba2)
1,500,000	5.000	07/01/2049	1,772,655
1,650,000	5.000	07/01/2054	1,933,239
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (A-/A3)
5,350,000	4.500	06/01/2030	5,638,204
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (A-/A3)
3,390,000	4.000	09/01/2029	3,578,654
Tempe Industrial Development Authority RB for Tempe Life Care Village Obligated Group Series 2019 (NR/NR)
1,520,000	5.000	12/01/2050	1,674,873
1,900,000	5.000	12/01/2054	2,088,670
The Industrial Development Authority of the City of Phoenix RB Refunding for Downtown Phoenix Student Housing LLC Series 2018 (NR/Baa3)
850,000	5.000	07/01/2037	1,003,722
1,000,000	5.000	07/01/2042	1,166,670
University Medical Center Corp. RB Series 2011 (NR/WR)(e)
3,500,000	6.000	07/01/2021	3,747,555

			177,790,727

Arkansas – 0.2%
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (A/NR)
7,235,000	5.000	12/01/2047	8,648,864
5,370,000	3.200	12/01/2049	5,267,272

			13,916,136

California – 13.8%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE) (AA-/Aa2)(b)
1,600,000	0.000	08/01/2026	1,425,408
Alameda County Oakland Unified School District GO Bonds Election of 2012 Series 2015 A (A-/A1)
3,000,000	5.000	08/01/2040	3,471,060
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (AA/Aa2)(b)
4,995,000	0.000	08/01/2037	3,195,851
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A2)(b)
1,210,000	0.000	08/01/2036	738,899
Atascadero Unified School District GO Bonds for 2014 Election Series 2014 B (NATL-RE) (NR/Aa3)
3,000,000	4.000	08/01/2042	3,327,330

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
$465,000	5.000%	05/01/2040	$ 554,354
1,000,000	5.000	05/01/2043	1,187,320
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA/A2)(b)
1,055,000	0.000	08/01/2025	963,732
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (BBB-/NR)
2,755,000	5.250	05/01/2048	3,219,658
2,850,000	5.250	05/01/2053	3,320,364
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (BB+/NR)(b)
130,120,000	0.000	06/01/2055	10,594,370
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (AA/A1)
1,500,000	5.000	02/01/2042	1,768,260
4,000,000	5.000	02/01/2047	4,681,320
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A+/A1)
8,100,000	5.000	11/15/2056	9,684,117
California Municipal Finance Authority RB for CHF-Riverside II LLC UCR North District Phase 1 Student Housing Project Series 2019 (NR/Baa3)
1,400,000	5.000	05/15/2049	1,667,302
950,000	5.000	05/15/2052	1,128,543
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
1,800,000	5.000	02/01/2042	2,089,962
17,675,000	5.000	02/01/2047	20,374,503
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (BBB/NR)
3,200,000	5.000	12/31/2043	3,735,456
4,405,000	5.000	12/31/2047	5,116,363
California Municipal Finance Authority RB for United Airlines, Inc. Project Series 2019 (AMT) (BB/NR)
15,550,000	4.000	07/15/2029	17,673,975
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
250,000	5.000	10/01/2034	304,790
250,000	5.000	10/01/2036	303,077
300,000	5.000	10/01/2037	362,601
300,000	5.000	10/01/2038	361,287
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB/NR)
6,625,000	5.000	12/31/2037	7,846,186
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(d)
7,550,000	6.750	12/01/2028	7,702,510
38,300,000	7.500	12/01/2040	39,884,854
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (BBB/Baa3)(d)
9,200,000	5.000	07/01/2039	11,042,392
15,850,000	5.000	11/21/2045	18,729,945
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
1,715,000	5.000	09/01/2030	1,978,081
1,825,000	5.000	09/01/2037	2,069,331
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
850,000	4.000	09/02/2044	917,116
685,000	5.000	09/02/2049	814,431

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
$1,800,000	5.000%	09/02/2033	$ 2,145,762
1,620,000	5.000	09/02/2038	1,898,624
625,000	5.000	09/02/2043	727,075
1,940,000	5.000	09/02/2048	2,247,587
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
1,425,000	5.000	09/02/2039	1,690,164
950,000	5.000	09/02/2044	1,115,300
1,000,000	5.000	09/02/2048	1,173,080
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 B (NR/NR)
950,000	5.000	09/02/2039	1,124,962
1,080,000	5.000	09/02/2044	1,264,939
1,570,000	5.000	09/02/2049	1,831,672
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(d)
375,000	5.000	06/01/2034	446,591
475,000	5.000	06/01/2039	557,484
1,340,000	5.000	06/01/2051	1,546,414
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/2043	2,107,481
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (BB-/NR)(d)
9,000,000	5.500	12/01/2058	10,507,590
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (A-/NR)
500,000	5.000	08/01/2038	606,780
3,000,000	4.000	08/01/2045	3,112,620
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (BB+/NR)(d)
2,350,000	5.250	07/01/2039	2,743,860
3,125,000	5.250	07/01/2049	3,596,250
1,450,000	5.250	07/01/2052	1,662,309
California Statewide Communities Development Authority RB Refunding for California Baptist University Series 2017 A (NR/NR)(d)
1,270,000	3.000	11/01/2022	1,293,393
935,000	5.000	11/01/2032	1,104,590
1,875,000	5.000	11/01/2041	2,167,369
California Statewide Communities Development Authority RB Refunding for Enloe Medical Center Series 2015 (CA MTG INS) (AA-/NR)
2,850,000	5.000	08/15/2038	3,352,141
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
1,200,000	5.000	04/01/2047	1,394,844
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (BB-/NR)
6,235,000	5.500	12/01/2054	6,917,296
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
2,220,000	5.000	09/02/2038	2,601,818
2,500,000	5.000	09/02/2048	2,896,375
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
3,750,000	5.000	05/15/2042	4,368,900
5,750,000	5.000	05/15/2047	6,664,250
5,640,000	5.000	05/15/2050	6,527,341
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (CCC/NR)(b)
35,600,000	0.000	06/01/2046	4,063,384
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE) (NR/Baa2)(b)
7,000,000	0.000	09/01/2033	4,741,940

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
$190,000	3.000%	09/01/2037	$ 188,706
195,000	3.000	09/01/2038	193,068
205,000	3.000	09/01/2039	201,995
210,000	3.000	09/01/2040	206,020
715,000	3.125	09/01/2044	705,884
City of Azusa Community Facilities District No. 2005-1 Special Tax Series 2019 (AGM) (AA/NR)
685,000	5.000	09/01/2044	814,780
1,035,000	5.000	09/01/2049	1,224,033
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)(e)
750,000	6.500	12/01/2021	829,245
2,830,000	7.000	12/01/2021	3,153,469
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000	09/01/2045	3,372,810
City of Goleta Redevelopment Agency Tax Allocation for Goleta Old Town Redevelopment Project Series 2011 (NR/NR)
670,000	7.750	12/01/2031	673,002
5,000,000	8.000	06/01/2044	5,023,800
City of Oroville RB for Oroville Hospital Series 2019 (BB+/NR)
1,900,000	5.250	04/01/2034	2,309,545
3,565,000	5.250	04/01/2039	4,267,590
14,580,000	5.250	04/01/2049	17,053,060
13,840,000	5.250	04/01/2054	16,112,943
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (A-/NR)
600,000	5.000	09/02/2030	654,918
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
500,000	5.000	09/01/2044	563,785
700,000	5.000	09/01/2049	787,045
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(d)
280,000	5.000	09/01/2032	317,184
700,000	5.000	09/01/2037	789,320
1,745,000	5.000	09/01/2047	1,956,930
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
405,000	5.000	09/01/2044	472,951
535,000	5.000	09/01/2049	622,965
County of El Dorado Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
1,225,000	5.000	09/01/2044	1,401,645
200,000	4.000	09/01/2045	214,394
1,420,000	5.000	09/01/2049	1,620,703
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL-RE) (A-/Baa2)(b)
1,305,000	0.000	08/01/2027	1,123,801
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
1,485,000	5.000	09/01/2027	1,696,093
2,285,000	5.000	09/01/2037	2,673,198
6,680,000	5.000	09/01/2047	7,721,813
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
460,000	3.125	09/01/2044	450,285
2,000,000	3.125	09/01/2049	1,934,060
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL-RE) (A-/Baa2)(b)
5,400,000	0.000	08/01/2032	3,989,142
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (XLCA) (AA-/WR)(b)
4,180,000	0.000	04/01/2029	3,440,140

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL-RE) (AA-/Aa3)(b)
$3,460,000	0.000%	10/01/2032	$ 2,601,643
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (AA/A2)(b)
12,000,000	0.000	01/15/2035	7,997,280
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (A-/Baa2)
37,510,000	3.950	01/15/2053	40,361,885
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (A-/Baa2)(e)
13,535,000	6.000	01/15/2024	16,257,159
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (AA/A2)(a)
1,000,000	0.000	01/15/2032	1,099,530
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2014 Subseries B-3 (A-/Baa2)(f)(g)
4,425,000	5.500	01/15/2023	4,875,863
Fullerton Public Financing Authority Tax Allocation Series 2005 (AMBAC) (A/WR)
200,000	5.000	09/01/2027	201,272
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(b)
77,260,000	0.000	06/01/2047	13,013,674
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC-/NR)(b)
147,670,000	0.000	06/01/2047	24,872,058
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/Aa3)
7,975,000	5.000	06/01/2040	9,207,616
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
8,900,000	5.000	06/01/2047	9,201,443
5,400,000	5.250	06/01/2047	5,616,486
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)
3,500,000	5.000	06/01/2047	3,618,545
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B-/B3)
27,780,000	5.300	06/01/2037	29,032,322
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (CCC/NR)(b)
100,945,000	0.000	06/01/2036	34,639,277
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (CCC/NR)(b)
51,235,000	0.000	06/01/2047	8,304,169
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (CCC/NR)(b)
260,660,000	0.000	06/01/2057	15,227,757
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (A-/NR)
2,070,000	3.678	06/01/2038	2,111,773
Irvine Community Facilities District No. 2013-3 Special Tax Series 2018 (AGM) (AA/NR)
1,150,000	5.000	09/01/2051	1,359,208
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,655,000	5.000	09/01/2047	1,924,252
1,925,000	5.000	03/01/2057	2,212,479
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
2,750,000	6.000	09/01/2043	3,120,727

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
$215,000	6.625%	08/01/2024	$ 215,819
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(b)
49,925,000	0.000	08/01/2050	18,352,929
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A/NR)
1,625,000	6.750	09/01/2026	1,769,153
1,500,000	7.000	09/01/2031	1,640,505
875,000	7.250	09/01/2038	960,549
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(b)
3,750,000	0.000	08/01/2035	2,534,925
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
14,850,000	6.500	11/01/2039	23,215,154
M-S-R Energy Authority Gas RB Series 2009 B (BBB+/NR)
2,000,000	6.500	11/01/2039	3,126,620
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
9,870,000	6.125	11/01/2029	12,588,494
21,765,000	6.500	11/01/2039	34,025,442
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(a)
7,000,000	0.000	08/01/2030	7,472,500
Natomas Unified School District GO Bonds Election of 2014 Series 2013 (BAM) (AA/A1)
14,535,000	4.000	08/01/2042	15,853,906
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (ASSURED GTY) (AA/Aa3)(b)
860,000	0.000	08/01/2025	787,347
1,105,000	0.000	08/01/2026	988,279
5,550,000	0.000	08/01/2030	4,386,887
7,830,000	0.000	08/01/2032	5,791,381
7,000,000	0.000	08/01/2034	4,844,000
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
2,925,000	5.250	08/15/2045	3,330,844
Orange County California Community Facilities District No. 2017-1 Village of Esencia Special Tax Bonds Series 2018 A (NR/NR)
250,000	5.000	08/15/2027	302,575
200,000	5.000	08/15/2028	246,202
2,900,000	5.000	08/15/2047	3,419,390
Oxnard School District GO Bonds Election of 2016 Series 2016 B (BAM) (AA/NR)(g)
7,800,000	2.000	08/01/2021	8,424,234
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
11,500,000	5.000	11/01/2047	13,483,060
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)
10,750,000	7.000	08/01/2038	14,869,185
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE) (AA/Aa2)(b)
1,805,000	0.000	08/01/2025	1,658,921
Poway Unified School District GO Bonds Capital Appreciation for School Facility Improvement Series 2011 B (AA-/Aa3)(b)
1,300,000	0.000	08/01/2040	742,612
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
500,000	4.000	09/01/2029	546,385
500,000	4.000	09/01/2030	543,825
650,000	4.000	09/01/2031	702,650
900,000	3.000	09/01/2032	910,305
820,000	3.000	09/01/2033	826,896
750,000	3.000	09/01/2034	754,043

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (AA/Aa3)(b)
$6,170,000	0.000%	08/01/2036	$ 3,726,680
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,835,000	5.375	09/01/2031	5,275,614
880,000	5.250	09/01/2034	954,263
6,815,000	5.500	09/01/2045	7,395,297
River Islands Public Financing Authority Special Tax for Community Facilities District No. 2003-1 Series 2015 B (NR/NR)
22,500,000	5.500	09/01/2045	24,415,875
Riverside County Public Financing Authority Tax Allocation RB Refunding Series 2017 A (BAM) (AA/NR)
4,245,000	4.000	10/01/2040	4,666,953
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)(b)
2,220,000	0.000	10/01/2033	1,536,840
2,220,000	0.000	10/01/2035	1,435,940
1,840,000	0.000	10/01/2037	1,110,495
5,100,000	0.000	10/01/2038	2,969,577
8,425,000	0.000	10/01/2039	4,743,359
13,395,000	0.000	10/01/2040	7,228,880
7,275,000	0.000	10/01/2041	3,774,197
6,360,000	0.000	10/01/2042	3,173,577
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)
1,225,000	6.500	10/01/2025	1,338,925
1,950,000	6.750	10/01/2030	2,137,961
Riverside County Redevelopment Successor Agency Tax Allocation Refunding for Mid-County Redevelopment Project Area Series 2017 C (BAM) (AA/NR)
3,355,000	4.000	10/01/2040	3,690,970
Riverside County Redevelopment Successor Agency Tax Allocation Refunding Series 2017 A (BAM) (AA/NR)
8,585,000	4.000	10/01/2039	9,504,969
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (A-/NR)
2,000,000	5.750	06/01/2048	2,225,660
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
770,000	5.000	09/01/2029	931,831
1,865,000	5.000	09/01/2033	2,219,294
2,250,000	5.000	09/01/2035	2,662,267
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa3)(c)
	(3 Mo. LIBOR + 0.53%),
6,405,000	1.808	12/01/2035	6,127,023
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(c)
	(3 Mo. LIBOR + 0.55%),
3,920,000	1.828	06/01/2034	3,770,922
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE) (A+/A1)(b)
1,420,000	0.000	08/01/2025	1,291,433
San Diego County Regional Airport Authority RB Refunding Series 2019 B (AMT) (A/NR)
1,000,000	4.000	07/01/2044	1,108,710
3,250,000	5.000	07/01/2049	3,921,970
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (AA-/Aa2)(b)
10,000,000	0.000	07/01/2030	7,990,200
3,000,000	0.000	07/01/2031	2,323,380

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Francisco City & County Airport Commission San Francisco International Airport RB Series 2019 A (AMT) (A+/A1)
$22,765,000	5.000%	05/01/2044	$ 27,491,469
86,430,000	5.000	05/01/2049	103,717,729
San Francisco City & County Airport Commission San Francisco International Airport RB Series 2019 E (AMT) (A+/A1)
7,500,000	5.000	05/01/2045	9,042,900
5,000,000	5.000	05/01/2050	5,999,400
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)(e)
500,000	6.750	02/01/2021	531,240
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB+/NR)(e)
435,000	6.625	02/01/2021	461,600
2,500,000	7.000	02/01/2021	2,661,775
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (A-/NR)
3,000,000	5.000	01/15/2029	3,486,120
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE) (A+/Aa2)(b)
1,580,000	0.000	08/01/2024	1,484,015
1,595,000	0.000	08/01/2025	1,465,917
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)
2,000,000	5.000	09/01/2042	2,124,160
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2014 (NR/NR)
2,000,000	5.500	09/01/2044	2,150,800
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/2032	2,116,500
2,000,000	5.000	07/01/2042	2,108,540
Santee Community Development Commission Tax Allocation for Santee Community Redevelopment Project Series 2011 A (A/NR)(e)
3,000,000	7.000	02/01/2021	3,194,130
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Asset Backed RB Series 2007 C (NR/NR)(b)
88,700,000	0.000	06/01/2056	8,485,929
State of California GO Bonds Series 2004 A-5 (AA+/Aa1)(f)(g)
9,000,000	1.360	01/02/2020	9,000,000
State of California GO Unlimited Various Purpose Bonds Series 2019 (AA-/Aa2)
4,030,000	4.000	04/01/2049	4,574,937
4,730,000	5.000	04/01/2049	5,871,254
State of California Various Purpose GO Bonds for Bid Group B Series 2019 (AA-/Aa2)
46,860,000	3.050	04/01/2029	48,783,603
Stockton Public Financing Authority Water RB for Delta Water Supply Project Series 2010 A (A/A3)(e)
2,000,000	6.250	10/01/2023	2,384,920
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250	09/01/2042	4,319,720
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (BBB+/NR)
4,740,000	5.000	06/01/2048	5,600,974
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (BBB-/NR)
3,700,000	5.000	06/01/2048	4,299,252

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(b)
$9,510,000	0.000%	06/01/2054	$ 1,462,448
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
750,000	5.000	09/01/2040	846,270
1,000,000	5.000	09/01/2045	1,124,430
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A+/NR)(e)
1,500,000	6.875	12/01/2021	1,669,125
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(c)
	(3 Mo. LIBOR + 0.74%),
17,120,000	2.020	05/15/2043	16,374,938
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (A-/NR)
1,000,000	7.250	09/01/2031	1,106,160
5,000,000	7.500	09/01/2042	5,529,800
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
1,400,000	5.000	09/01/2047	1,598,716
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (AA/Aa2)(b)
8,360,000	0.000	08/01/2034	5,860,527
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (AA-/Aa2)(a)
19,135,000	0.000	08/01/2042	18,089,846

			1,236,038,896

Colorado – 4.5%
9th Avenue Metropolitan District No. 2 Limited Tax GO Bonds Series 2018 (NR/NR)
2,470,000	5.000	12/01/2048	2,602,516
Amber Creek Metropolitan District GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
750,000	5.000	12/01/2037	783,487
1,065,000	5.125	12/01/2047	1,106,450
Arista Metropolitan District GO Refunding Bonds Series 2018 A (NR/NR)
3,000,000	5.125	12/01/2048	3,214,860
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
2,375,000	5.125	12/01/2046	2,485,437
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Subordinate Series 2017 B (NR/NR)
670,000	7.000	12/15/2047	690,716
Broadway Station Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
2,500,000	5.125	12/01/2048	2,674,525
Bromley Park Metropolitan District No. 2 GO Bonds Subordinate Series 2018 B (NR/NR)
1,000,000	6.375	12/15/2047	1,038,930
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
2,250,000	5.375	12/01/2048	2,352,150
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,750,000	6.000	12/01/2037	1,846,652
4,000,000	6.125	12/01/2047	4,202,600
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
2,000,000	6.125	12/01/2047	2,061,220
Centerra Metropolitan District No. 1 Special RB Refunding & Improvement Bonds Series 2017 (NR/NR)(d)
6,500,000	5.000	12/01/2047	6,831,955

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Clear Creek Station Metropolitan District No. 2 GO Bonds Subordinate Series 2017 B (NR/NR)
$500,000	7.375%	12/15/2047	$ 520,730
Clear Creek Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
790,000	4.375	12/01/2032	819,759
Colorado Crossing Metropolitan District No. 2 Limited Property Tax Supported RB Series 2017 (NR/NR)
7,390,000	7.500	12/01/2047	7,635,644
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (NR/Ba1)(d)
4,000,000	5.000	10/01/2049	4,369,680
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (NR/Baa3)
2,750,000	5.000	11/01/2054	2,941,675
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (A-/NR)
3,500,000	4.500	12/01/2033	3,505,600
3,500,000	5.000	12/01/2033	3,775,975
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (A-/NR)
3,000,000	5.750	12/01/2036	3,431,970
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2013 (NR/WR)(e)
3,000,000	5.625	06/01/2023	3,452,130
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
11,365,000	4.000	08/01/2049	12,083,723
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (A-/NR)(e)
4,410,000	5.000	06/01/2027	5,545,046
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (A+/NR)
2,045,000	4.000	11/01/2039	2,278,007
8,790,000	5.000	11/01/2039	10,733,733
9,790,000	5.000	11/01/2044	11,776,881
2,300,000	5.000	11/01/2049	2,745,119
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (BBB/NR)
965,000	5.000	12/31/2047	1,056,801
965,000	5.000	12/31/2051	1,054,320
2,980,000	5.000	12/31/2056	3,247,485
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB/Baa3)
12,860,000	6.000	01/15/2041	13,115,528
Colorado Springs Urban Renewal Authority RB for Canyon Creek Project Series 2018 A (NR/NR)
3,000,000	5.750	12/01/2047	3,106,920
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
4,240,000	5.000	12/01/2039	4,477,864
1,750,000	5.000	12/01/2043	1,819,440
Copperleaf Metropolitan District No. 2 GO Refunding Series 2019 B (NR/NR)
510,000	5.000	12/15/2049	508,327
Copperleaf Metropolitan District No. 2 Limited Tax Convertible to Unlimited Tax GO Refunding Series 2015 (NR/NR)
500,000	5.250	12/01/2030	522,345
2,000,000	5.750	12/01/2045	2,088,980
Copperleaf Metropolitan District No. 3 GO Bonds Series 2017 A (NR/NR)
500,000	5.000	12/01/2037	525,000
700,000	5.125	12/01/2047	732,067
Copperleaf Metropolitan District No. 3 GO Bonds Subordinate Series 2017 B (NR/NR)
506,000	7.625	12/15/2047	526,073
Copperleaf Metropolitan District No. 6 GO Bonds Series 2018 A (NR/NR)
2,000,000	5.250	12/01/2048	2,097,860

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Copperleaf Metropolitan District No. 6 GO Bonds Subordinate Series 2018 B (NR/NR)
$820,000	7.500%	12/15/2048	$ 855,432
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
1,000,000	5.125	12/01/2037	1,058,460
2,100,000	5.250	12/01/2047	2,221,527
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
2,165,000	5.000	12/01/2049	2,184,615
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(d)
4,165,000	5.500	12/01/2039	4,244,468
10,900,000	5.750	12/01/2049	11,105,465
Creekwalk Marketplace Business Improvement District RB Series 2019 B (NR/NR)(d)
2,370,000	8.000	12/15/2049	2,409,745
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (BB/NR)
11,310,000	5.000	10/01/2032	12,331,293
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(d)
5,555,000	5.000	12/01/2028	6,803,097
7,200,000	5.000	12/01/2034	8,642,952
4,800,000	4.000	12/01/2035	5,298,144
4,800,000	4.000	12/01/2036	5,284,464
Denver Connection West Metropolitan District GO Bonds Series 2017 A (NR/NR)
2,470,000	5.375	08/01/2047	2,579,668
Denver Connection West Metropolitan District GO Bonds Subordinate Series 2017 B (NR/NR)
1,269,000	8.000	08/01/2047	1,309,062
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
425,000	5.000	12/01/2032	520,906
1,825,000	4.000	12/01/2038	2,012,993
1,690,000	5.000	12/01/2048	1,984,516
Denver Health & Hospital Authority RB Series 2019 A (BBB/NR)
1,185,000	4.000	12/01/2038	1,316,855
1,900,000	4.000	12/01/2039	2,105,390
950,000	4.000	12/01/2040	1,047,935
Dinosaur Ridge Metropolitan District RB Refunding and Improvement Bonds Series 2019 A (NR/NR)
3,800,000	5.000	06/01/2049	3,875,240
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL-RE) (A/A2)(b)
3,000,000	0.000	09/01/2039	1,323,720
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A2)(b)
15,000,000	0.000	09/01/2028	12,392,550
4,100,000	0.000	09/01/2034	2,753,273
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (A/A2)(b)
1,715,000	0.000	09/01/2028	1,085,235
E-470 Public Highway Authority RB Series 2010 A (A/A2)(b)
20,000,000	0.000	09/01/2040	10,760,600
First Creek Village Metropolitan District GO Bonds Series 2019 A (NR/Ba1)
1,080,000	5.000	08/01/2049	1,180,224
First Creek Village Metropolitan District GO Bonds Series 2019 B (NR/NR)
515,000	6.750	08/01/2049	517,256
Forest Trace Metropolitan District No. 3 GO Unlimited Bonds Series 2016 A (NR/NR)(e)
1,000,000	5.000	12/01/2021	1,088,830
Green Gables Metropolitan District No. 2 GO Bonds Senior Series 2018 A (NR/NR)
4,500,000	5.750	12/01/2048	4,732,515
Haskins Station Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2039	671,404
925,000	5.000	12/01/2049	940,059

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL-RE) (NR/Baa2)
$3,930,000	4.000%	12/01/2047	$ 4,211,938
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
1,000,000	5.000	12/01/2049	1,058,610
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
4,190,000	5.000	12/01/2049	4,368,368
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 B (NR/NR)
683,000	7.750	12/15/2049	698,559
Leyden Rock Metropolitan District No. 10 Limited Tax GO Refunding & Improvement Bonds Series 2016 A (NR/NR)
1,250,000	5.000	12/01/2045	1,310,138
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
1,260,000	5.500	12/01/2048	1,303,810
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
3,270,000	5.625	12/01/2037	3,445,076
5,380,000	5.750	12/01/2047	5,671,165
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (BBB-/NR)
330,000	4.000	12/01/2032	353,786
320,000	4.000	12/01/2033	341,619
190,000	4.000	12/01/2034	202,266
550,000	4.000	12/01/2036	580,828
215,000	4.000	12/01/2038	224,815
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
2,095,000	4.375	12/01/2031	2,135,203
1,825,000	5.000	12/01/2046	1,889,331
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2019 (NR/NR)
4,711,000	7.250	12/15/2049	4,687,728
Palisade Park West Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,500,000	5.125	12/01/2049	1,529,565
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(d)
1,000,000	5.000	12/01/2040	1,044,560
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
800,000	5.000	12/01/2049	823,416
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
2,000,000	5.625	12/01/2048	2,094,180
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported RB Refunding Series 2017 A (NR/NR)(d)
3,000,000	5.000	12/15/2041	3,169,230
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A-/A2)
4,200,000	6.500	11/15/2038	6,376,650
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
9,430,000	5.000	12/01/2049	9,608,510
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,150,000	5.000	12/01/2049	1,173,495
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
3,450,000	5.000	12/01/2039	3,598,626
5,695,000	5.000	12/01/2049	5,844,380
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
550,000	5.125	12/01/2037	583,611
1,000,000	5.125	12/01/2043	1,054,950
Serenity Ridge Metropolitan District No. 2 Subordinated GO Limited Tax Bonds Series 2018 B (NR/NR)
635,000	7.250	12/15/2035	657,009
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
1,500,000	5.500	12/01/2046	1,573,830

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
$750,000	4.500%	12/01/2031	$ 769,238
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,460,000	5.000	12/01/2049	1,505,508
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
375,000	4.000	12/01/2039	414,851
750,000	4.000	12/01/2044	819,735
1,210,000	3.000	12/01/2049	1,186,272
South Timnath Metropolitan District No. 1 GO Limited Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000	8.000	12/15/2048	2,288,835
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	520,640
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
2,550,000	5.125	12/01/2047	2,660,033
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/Baa1)
650,000	5.000	12/01/2039	745,043
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
8,920,000	5.000	12/01/2038	9,308,555
18,250,000	5.000	12/01/2047	18,842,030
Stone Creek Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
2,000,000	5.625	12/01/2047	2,079,300
Takoda Metropolitan District Limited Tax GO Refunding Bonds Series 2018 (NR/Baa3)
8,000,000	6.000	12/01/2050	9,538,960
Timnath Ranch Metropolitan District No. 4 Limited Tax GO Refunding Improvement Bonds Series 2018 A (NR/NR)
880,000	5.250	12/01/2037	914,030
2,400,000	5.375	12/01/2047	2,494,560
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (AA/NR)(h)
805,000	5.000	12/01/2050	931,940
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (AA/NR)
1,205,000	3.250	12/15/2050	1,242,150
Village at Dry Creek Metropolitan District No. 2 GO Bonds for Thornton Adams Series 2019 (NR/NR)
1,570,000	4.375	12/01/2044	1,611,574
Vista Ridge Metropolitan District GO Refunding Bonds Limited Tax Subseries 2006 B (NR/NR)(e)
1,725,000	9.500	12/01/2021	2,025,495
Westown Metropolitan District GO Bonds Series 2017 A (NR/NR)
880,000	5.000	12/01/2047	910,439
Whispering Pines Metropolitan District No. 1 GO Bonds Subordinated Series 2017 B (NR/NR)
1,490,000	7.375	12/15/2047	1,546,903
Whispering Pines Metropolitan District No. 1 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	1,065,180
2,500,000	5.000	12/01/2047	2,623,200
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
3,470,000	5.375	12/01/2048	3,629,620
Willow Bend Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,000,000	5.000	12/01/2049	1,054,570

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
$1,500,000	6.500%	12/01/2047	$ 1,688,550

			403,056,536

Connecticut – 0.6%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
900,000	5.500	08/01/2034	1,091,664
500,000	5.500	08/01/2035	604,005
420,000	5.500	08/01/2036	505,272
400,000	5.500	08/01/2037	478,912
410,000	5.500	08/01/2038	488,704
Connecticut State GO Bonds Series 2018 C (A/A1)
1,850,000	5.000	06/15/2028	2,319,956
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2001 V-1 (AAA/Aaa)(f)(g)
10,870,000	1.330	01/02/2020	10,870,000
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (BBB-/NR)
1,015,000	4.000	07/01/2039	1,098,139
3,500,000	4.000	07/01/2044	3,738,140
3,500,000	4.000	07/01/2049	3,723,020
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (B-/NR)(d)
20,240,000	7.000	02/01/2045	20,697,424
State of Connecticut GO Bonds Series 2018 (A/A1)
4,860,000	5.000	06/15/2027	5,999,135
2,100,000	5.000	06/15/2029	2,620,212
450,000	5.000	06/15/2032	553,824
State of Connecticut GO Unlimited Bonds Series 2019 A (A/A1)
1,000,000	5.000	04/15/2030	1,259,360
1,000,000	5.000	04/15/2034	1,240,410
500,000	4.000	04/15/2037	562,635
Town of Hamden GO Refunding Bonds Series 2013 (AGM) (AA/A2)
500,000	5.000	08/15/2023	565,165

			58,415,977

Delaware – 0.2%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
4,655,000	5.450	07/01/2035	4,656,722
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (A-/Baa1)
3,000,000	5.400	02/01/2031	3,067,560
Delaware Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 B (A-/NR)
3,785,000	5.000	11/15/2048	4,338,329
Delaware Economic Development Authority RB for Indian River Power LLC Project Series 2010 (NR/Baa2)
2,050,000	5.375	10/01/2045	2,100,164
Delaware Health Facilities Authority RB Refunding for Bayhealth Medical Center Obligated Group Series 2017 A (AA-/NR)
6,130,000	4.000	07/01/2043	6,715,047
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (BBB-/NR)
855,000	5.000	08/01/2049	973,743
795,000	5.000	08/01/2054	901,848

			22,753,413

District of Columbia – 1.3%
District of Columbia RB for International School Series 2019 (BBB/NR)
1,275,000	5.000	07/01/2049	1,502,103
1,140,000	5.000	07/01/2054	1,332,603

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia RB for KIPP DC Obligated Group Series 2019 (BBB+/NR)
$655,000	4.000%	07/01/2044	$ 707,380
1,300,000	4.000	07/01/2049	1,397,162
Metropolitan Washington Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (A-/Baa1)
37,100,000	6.500	10/01/2044	49,447,993
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (A-/Baa2)
805,000	4.000	10/01/2044	885,436
1,075,000	5.000	10/01/2047	1,295,321
1,610,000	4.000	10/01/2049	1,759,488
1,340,000	4.000	10/01/2053	1,459,595
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (AA/A2)
2,470,000	3.000	10/01/2050	2,411,831
4,095,000	4.000	10/01/2053	4,493,239
Metropolitan Washington Airports Authority Dulles Toll Road RB Third Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 C (ASSURED GTY) (AA/A3)
25,000,000	6.500	10/01/2041	32,190,000
Metropolitan Washington Airports Authority RB Refunding Series 2018 A (AMT) (AA-/Aa3)
14,485,000	5.000	10/01/2043	17,265,686

			116,147,837

Florida – 12.6%
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
635,000	5.000	05/01/2039	679,406
1,035,000	5.100	05/01/2049	1,107,046
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
3,180,000	6.300	05/01/2035	3,213,644
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
1,725,000	3.500	05/01/2031	1,798,657
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (AA/NR)
4,000,000	3.500	05/01/2032	4,255,320
6,755,000	3.700	05/01/2036	7,209,274
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
755,000	4.625	05/01/2028	782,633
1,875,000	5.000	05/01/2036	2,004,187
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B (NR/NR)
5,095,000	6.900	05/01/2025	5,584,782
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
3,675,000	6.900	05/01/2036	3,968,559
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
960,000	6.900	05/01/2036	1,028,179
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
530,000	4.000	11/01/2040	527,011
1,425,000	4.000	11/01/2050	1,390,372
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(d)
1,845,000	5.100	05/01/2039	1,973,431
3,080,000	5.200	05/01/2049	3,293,413
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
660,000	4.375	11/01/2049	673,721

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
$750,000	5.750%	05/01/2048	$ 850,987
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
1,850,000	6.000	05/01/2048	2,099,306
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (A-/NR)
1,070,000	3.625	05/01/2031	1,153,053
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(d)
900,000	4.500	06/01/2039	934,263
650,000	4.625	06/01/2049	674,602
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
185,000	4.250	11/01/2021	188,448
920,000	4.750	11/01/2026	970,674
705,000	5.000	11/01/2031	747,307
6,035,000	5.250	11/01/2046	6,420,154
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(d)
935,000	5.000	11/01/2049	993,120
750,000	5.125	11/01/2049	796,650
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
325,000	4.500	11/01/2025	340,486
990,000	5.000	11/01/2036	1,092,396
1,085,000	5.000	11/01/2048	1,185,221
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
1,860,000	4.250	05/01/2029	2,051,208
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
925,000	5.000	05/01/2035	975,949
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
955,000	3.750	05/01/2031	1,045,878
1,105,000	4.000	05/01/2037	1,185,223
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
1,610,000	4.250	05/01/2031	1,779,420
2,810,000	4.250	05/01/2037	3,067,874
Beaumont Community Development District Special Assessment Bonds for Assessment Area Two-Commercial Project Series 2019 (NR/NR)(d)
2,800,000	6.375	11/01/2049	2,984,912
Bellagio Community Development District Special Assessment Bonds Series 2013 (BBB/NR)
595,000	6.000	11/01/2027	684,708
490,000	3.750	11/01/2031	520,331
2,980,000	6.500	11/01/2043	3,725,686
1,495,000	4.125	11/01/2046	1,574,758
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
770,000	6.125	11/01/2033	905,682
1,000,000	6.500	11/01/2043	1,204,180
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
190,000	3.500	05/01/2021	191,220
500,000	4.100	05/01/2026	518,025
1,755,000	4.700	05/01/2036	1,826,972
3,200,000	4.875	05/01/2047	3,324,160
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
900,000	4.250	06/15/2039	926,838
1,150,000	4.500	06/15/2049	1,188,444

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
$7,305,000	5.750%	05/01/2035	$ 8,093,283
Brookstone Community Development District Special Assessment RB Series 2018 (NR/NR)(d)
490,000	3.875	11/01/2023	495,929
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.000	12/15/2039	1,008,160
1,350,000	4.000	12/15/2049	1,331,397
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (BBB-/NR)
30,555,000	5.875	07/01/2054	33,210,535
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(d)
55,260,000	5.250	12/01/2058	57,612,971
Carlton Lakes Community Development District Special Assessment RB Series 2018 (NR/NR)
355,000	4.000	05/01/2024	360,133
500,000	5.125	05/01/2038	525,840
1,000,000	5.250	05/01/2049	1,051,430
Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
375,000	4.125	12/15/2027	393,187
500,000	4.500	12/15/2032	535,060
975,000	4.700	12/15/2037	1,046,614
Century Parc Community Development District Special Assessment Refunding Series 2012 (A/NR)
200,000	3.500	11/01/2020	203,926
210,000	3.750	11/01/2021	219,612
215,000	3.875	11/01/2022	227,795
25,000	4.000	11/01/2023	26,545
1,705,000	4.500	11/01/2031	1,807,880
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(d)
900,000	5.500	10/01/2036	968,868
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(d)
5,400,000	5.000	10/01/2049	5,857,704
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
1,750,000	4.000	10/01/2034	1,912,400
City of Jacksonville RB for Jacksonville University Project Series 2018 B (NR/NR)(d)
3,000,000	5.000	06/01/2053	3,320,730
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (BBB-/NR)
480,000	5.000	01/01/2037	541,234
1,725,000	5.000	01/01/2047	1,917,820
1,615,000	5.000	01/01/2052	1,786,190
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (AA/A2)(a)
25,620,000	0.000	05/01/2046	23,818,402
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
2,250,000	5.000	05/01/2026	2,561,107
Coco Palms Community Development District Expansion Area Project Special Assessment Bonds Series 2019 (NR/NR)(d)
500,000	4.750	06/15/2039	532,500
1,000,000	5.000	06/15/2049	1,064,260
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
2,990,000	3.500	05/01/2032	3,145,869
1,500,000	3.625	05/01/2035	1,582,890
1,750,000	3.750	05/01/2046	1,828,715
Concorde Estates Community Development District RB for Capital Improvement Series 2017 B (NR/NR)(b)
4,705,000	0.000	11/01/2027	3,186,744

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(i)
$3,305,000	5.850%	05/01/2035	$ 33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(i)
3,980,000	5.000	05/01/2011	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,325,000	5.850	05/01/2035	3,327,327
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
1,665,000	5.850	05/01/2035	1,464,517
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)(b)(i)
2,939,931	0.000	05/01/2017	1,558,163
Copper Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
220,000	3.875	11/01/2024	224,180
270,000	4.000	11/01/2029	282,460
500,000	4.750	11/01/2038	540,430
1,000,000	5.000	11/01/2049	1,079,730
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
425,000	4.000	12/15/2039	432,335
1,000,000	4.250	12/15/2049	1,021,160
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(d)
3,665,000	5.125	11/01/2050	3,927,194
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
782,000	4.000	05/01/2031	854,624
1,407,000	4.250	05/01/2038	1,529,437
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (A-/NR)
960,000	3.750	05/01/2029	1,020,749
County of Osceola Transportation RB Refunding Series 2019 A-1 (BBB+/NR)(h)
1,075,000	5.000	10/01/2044	1,298,568
1,340,000	5.000	10/01/2049	1,608,549
1,610,000	4.000	10/01/2054	1,740,732
Covington Park Community Development District Special Assessment RB for Capital Improvement Series 2018 (BBB/NR)
500,000	4.000	05/01/2038	536,145
1,175,000	4.125	05/01/2048	1,257,379
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(d)
1,570,000	4.700	11/01/2039	1,623,631
2,500,000	4.750	11/01/2049	2,565,050
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
3,170,000	5.125	11/01/2048	3,451,750
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,895,000	5.400	05/01/2039	2,020,203
2,880,000	5.500	05/01/2044	3,089,376
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
2,665,000	5.400	05/01/2049	2,866,794
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,000,000	4.750	12/15/2038	1,077,640
2,995,000	5.000	12/15/2048	3,224,117
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
3,095,000	3.750	05/01/2034	3,306,915
4,280,000	4.000	05/01/2037	4,614,225

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
East Bonita Beach Road Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
$1,000,000	5.000%	11/01/2048	$ 1,052,040
East Homestead Community Development District Special Assessment Expansion Area Bonds Project Series 2019 (NR/NR)
500,000	4.750	11/01/2039	533,555
920,000	5.000	11/01/2049	984,832
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (A-/A3)
27,000,000	6.000	08/15/2036	27,700,110
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
985,000	4.000	11/01/2040	986,546
1,190,000	4.125	11/01/2050	1,186,847
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
400,000	4.000	11/01/2040	400,628
1,725,000	4.125	11/01/2050	1,718,945
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
905,000	6.375	11/01/2026	1,016,578
3,245,000	7.000	11/01/2045	3,928,916
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2015 (NR/NR)
900,000	5.250	11/01/2035	953,919
1,360,000	5.375	11/01/2046	1,440,743
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(d)
1,245,000	5.000	11/01/2039	1,297,950
1,800,000	5.125	11/01/2049	1,876,104
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,000,000	4.250	05/01/2029	2,095,640
2,605,000	5.000	05/01/2035	2,857,034
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (A-/NR)
1,480,000	4.375	05/01/2034	1,558,692
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(d)
3,150,000	5.000	12/15/2049	3,566,272
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(d)(f)(g)
3,000,000	6.250	01/01/2024	2,882,670
14,940,000	6.375	01/01/2026	14,249,324
42,000,000	6.500	01/01/2029	39,962,160
Florida Development Finance Corp. Solid Waste Disposal RB for Waste Pro USA, Inc. Project Series 2017 (AMT) (NR/NR)(d)(f)(g)
1,850,000	5.000	08/01/2022	1,971,415
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(d)
1,750,000	4.750	06/01/2038	1,930,950
3,000,000	5.000	06/01/2048	3,343,830
Florida Higher Educational Facilities Financial Authority RB for Ringling College of Art & Design, Inc. Series 2019 (BBB+/NR)
5,970,000	5.000	03/01/2049	6,992,124
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (BBB-/NR)
1,295,000	5.000	03/01/2044	1,452,744
1,550,000	5.000	03/01/2049	1,730,590
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (A-/NR)
600,000	5.000	04/01/2032	644,964
5,830,000	5.250	04/01/2042	6,289,579
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
725,000	5.000	11/01/2047	784,044

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
$1,000,000	4.125%	11/01/2039	$ 1,014,910
2,000,000	4.375	11/01/2049	2,041,580
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
700,000	4.000	05/01/2031	759,395
1,000,000	4.125	05/01/2038	1,072,620
Forest Brooke Community Development District Special Assessment Bonds Series 2019 A-1 (BBB/NR)
1,855,000	3.250	11/01/2049	1,779,483
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000	4.000	11/01/2049	249,125
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
3,165,000	5.000	11/15/2026	3,421,555
5,000,000	5.000	11/15/2036	5,321,150
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A+/A1)
3,540,000	5.000	10/01/2047	4,131,109
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
1,500,000	4.375	11/01/2049	1,552,680
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,525,000	4.500	05/01/2036	1,578,085
2,305,000	4.625	05/01/2046	2,388,856
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
925,000	3.750	05/01/2034	920,902
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
2,140,000	3.875	05/01/2039	2,106,980
1,400,000	4.100	05/01/2048	1,383,732
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(d)
1,725,000	4.000	05/01/2031	1,899,984
1,335,000	4.250	05/01/2035	1,467,659
1,810,000	4.250	05/01/2039	1,969,226
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
640,000	3.875	11/01/2039	631,680
1,150,000	4.000	11/01/2051	1,115,672
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
200,000	4.000	11/01/2039	197,262
500,000	4.250	11/01/2051	493,950
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
900,000	5.000	05/01/2034	993,933
2,170,000	5.125	05/01/2045	2,427,362
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (A/NR)
500,000	5.050	05/01/2031	546,320
500,000	5.150	05/01/2034	544,160
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
1,540,000	3.400	05/01/2037	1,603,602
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
1,970,000	5.700	05/01/2036	1,984,598
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
2,205,000	4.200	05/01/2031	2,401,245
2,000,000	4.350	05/01/2036	2,150,420

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(d)
$1,000,000	4.875%	12/15/2038	$ 1,065,300
1,000,000	5.000	12/15/2048	1,066,170
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,000,000	4.250	05/01/2031	1,112,980
2,150,000	4.250	05/01/2036	2,340,081
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
1,000,000	4.375	11/01/2050	1,004,710
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
2,295,000	5.000	11/01/2048	2,447,824
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(d)
470,000	5.125	11/01/2049	501,951
Islands at Doral III Community Development District Special Assessment Refunding Series 2013 (A-/NR)
2,500,000	4.125	05/01/2035	2,616,675
Isles Bartram Park Community Development District Special Assessment Bonds Series 2017 (NR/NR)
990,000	5.000	11/01/2047	1,045,014
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
600,000	4.000	05/01/2040	604,524
1,000,000	4.000	05/01/2050	989,540
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
250,000	3.850	05/01/2039	250,965
575,000	4.000	05/01/2049	575,862
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
2,100,000	6.700	05/01/2033	2,281,692
4,765,000	7.000	05/01/2043	5,215,388
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
6,320,000	5.600	05/01/2044	7,084,720
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
530,000	4.400	05/01/2039	552,122
810,000	4.500	05/01/2049	837,848
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(d)
1,000,000	5.000	05/01/2037	1,074,090
2,370,000	5.125	05/01/2047	2,534,668
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(d)
575,000	3.750	05/01/2039	570,291
555,000	4.000	05/01/2049	555,705
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
1,000,000	4.400	05/01/2039	1,041,740
1,140,000	4.500	05/01/2049	1,179,193
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)
19,205,000	8.000	05/01/2040	20,714,513
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
490,000	4.000	05/01/2022	497,556
1,125,000	4.625	05/01/2027	1,199,002
2,500,000	5.250	05/01/2037	2,741,550
5,820,000	5.375	05/01/2047	6,366,149

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
$1,175,000	5.000%	05/01/2038	$ 1,248,837
2,545,000	5.100	05/01/2048	2,706,378
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
3,760,000	5.450	05/01/2048	4,145,362
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
990,000	4.000	05/01/2021	999,831
1,325,000	4.250	05/01/2026	1,381,458
3,540,000	5.000	05/01/2036	3,760,152
13,945,000	5.125	05/01/2046	14,825,348
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
1,160,000	4.700	05/01/2039	1,236,398
1,250,000	4.875	05/01/2049	1,330,075
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (BBB/NR)
1,930,000	3.000	05/01/2035	1,920,543
1,990,000	3.000	05/01/2038	1,951,354
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
645,000	3.375	05/01/2030	641,085
895,000	4.000	05/01/2038	909,374
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BBB+/NR)
2,600,000	6.500	11/15/2031	2,831,764
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
1,435,000	4.000	05/01/2031	1,589,478
1,860,000	4.000	05/01/2036	2,043,210
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
985,000	5.125	05/01/2048	1,045,587
1,775,000	5.125	05/01/2049	1,866,732
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
3,755,000	5.400	05/01/2030	3,742,008
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
1,820,000	5.375	05/01/2030	1,821,401
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
2,000,000	4.000	05/01/2050	1,996,420
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
900,000	4.625	05/01/2039	925,371
1,400,000	4.750	05/01/2050	1,433,852
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,765,000	4.000	06/15/2039	1,794,176
1,465,000	4.375	06/15/2049	1,497,420
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,940,000	5.000	05/01/2032	2,011,411
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
2,800,000	5.125	11/01/2038	3,015,740
4,750,000	5.250	11/01/2049	5,103,400
Meadow Pointe II Community Development District Special Assessment RB Series 2018 (AGM) (AA/NR)
1,605,000	4.125	05/01/2039	1,772,032

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)(i)
$880,000	5.250%	05/01/2015	$ 61,600
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(i)
1,380,000	6.150	11/01/2014	96,600
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)
385,000	6.000	05/01/2036	398,229
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)
750,000	6.250	05/01/2038	782,917
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
590,000	7.250	05/01/2035	647,277
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(i)
1,075,000	5.250	05/01/2015	75,250
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
1,000,000	4.750	05/01/2037	1,051,010
1,700,000	5.000	05/01/2048	1,788,298
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center of Florida Series 2014 (A-/Baa1)
1,500,000	5.000	11/15/2039	1,676,985
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (AA-/Aa3)(d)
11,760,000	5.000	03/01/2030	13,024,082
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
600,000	4.000	11/01/2023	616,716
600,000	4.750	11/01/2027	649,350
4,000,000	5.125	11/01/2039	4,375,440
4,135,000	5.250	11/01/2049	4,528,652
Miami-Dade County Educational Facilities Authority RB for University of Miami Series 2018 A (A-/A3)
10,085,000	4.000	04/01/2053	10,897,145
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,440,000	5.000	05/01/2029	3,639,417
3,515,000	5.000	05/01/2037	3,698,307
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
2,425,000	5.000	05/01/2028	2,596,569
1,485,000	5.000	05/01/2035	1,566,823
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,000,000	4.000	12/15/2049	2,003,980
Monterra Community Development District Special Assessment Refunding Bonds Series 2015 (AGM) (AA/NR)
1,820,000	3.500	05/01/2036	1,899,188
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
740,000	5.250	11/01/2035	804,913
1,240,000	5.625	11/01/2045	1,357,205
Naples Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,185,000	5.125	11/01/2048	1,253,967
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-1 (NR/NR)
1,800,000	5.750	05/01/2038	1,800,702
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (BBB/NR)(d)(h)
815,000	3.500	05/01/2038	838,399

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(d)(h)
$55,000	3.500%	05/01/2031	$ 54,997
150,000	4.000	05/01/2038	152,918
New River Community Development District Special Assessment Series 2006 B (NR/NR)(i)
3,260,000	5.000	05/01/2013	33
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (A/NR)
3,000,000	5.000	10/01/2049	3,590,730
6,580,000	5.000	10/01/2054	7,844,215
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A/NR)
1,680,000	5.000	04/01/2024	1,798,239
1,765,000	5.000	04/01/2025	1,887,067
1,005,000	5.000	04/01/2026	1,075,149
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,680,000	5.375	11/01/2038	1,865,371
3,300,000	5.500	11/01/2049	3,661,977
Overoaks Community Development District Special Assessment for Capital Improvement Series 2010 A-1 (NR/NR)
885,000	6.125	05/01/2035	894,452
Overoaks Community Development District Special Assessment for Capital Improvement Series 2010 A-2 (NR/NR)
1,225,000	6.125	05/01/2035	1,239,492
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (BBB/NR)
2,700,000	4.000	05/15/2053	2,736,045
2,175,000	5.000	05/15/2053	2,428,801
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000	4.300	05/01/2050	1,172,956
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
400,000	4.000	11/01/2038	439,304
3,290,000	4.200	11/01/2048	3,597,451
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
3,155,000	3.750	05/01/2031	3,392,161
2,040,000	4.000	05/01/2036	2,203,221
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
700,000	4.000	05/01/2027	731,626
2,380,000	5.000	05/01/2039	2,613,335
Panther Trace II Community Development District Special Assessment RB Refunding Series 2014 (AGM) (AA/NR)
530,000	4.125	05/01/2035	568,054
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
925,000	5.250	05/01/2039	943,408
2,455,000	5.375	05/01/2050	2,498,625
Parkland Preserve Community Development District Special Assessment RB Series 2019 B (NR/NR)
1,100,000	5.500	11/01/2032	1,133,649
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
2,285,000	4.700	05/01/2049	2,566,535
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
800,000	4.375	05/01/2031	893,760
1,065,000	4.500	05/01/2034	1,189,232
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
3,225,000	4.375	05/01/2036	3,597,488

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
$2,260,000	5.000%	07/01/2039	$ 2,624,967
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (BBB/NR)
2,800,000	4.750	05/01/2033	2,975,784
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000	5.375	11/01/2049	1,125,434
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
250,000	4.000	11/01/2039	252,933
1,205,000	4.000	11/01/2050	1,198,601
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 1 (NR/NR)
950,000	6.600	05/01/2033	1,022,077
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 2 (NR/NR)
645,000	6.600	05/01/2036	693,936
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 3 (NR/NR)
2,365,000	6.600	05/01/2033	2,544,433
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
3,070,000	5.000	05/01/2025	3,238,512
6,830,000	5.000	05/01/2033	7,223,750
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)(i)
2,170,000	7.200	05/01/2022	22
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
470,000	4.500	05/01/2039	485,534
1,520,000	4.625	05/01/2050	1,566,983
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.500	05/01/2040	1,022,900
1,000,000	4.750	05/01/2050	1,022,640
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
2,390,000	4.000	05/01/2031	2,605,937
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
4,475,000	5.450	05/01/2036	4,499,926
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
1,410,000	4.125	06/15/2039	1,443,262
2,280,000	4.250	06/15/2049	2,324,437
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
995,000	5.500	05/01/2020	997,716
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
2,200,000	5.250	11/01/2039	2,342,340
2,825,000	5.375	11/01/2049	3,000,941
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
3,800,000	5.250	11/01/2049	4,082,910
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
4,000,000	5.000	05/01/2049	4,254,160
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(d)
2,100,000	5.125	11/01/2039	2,245,362
3,485,000	5.250	11/01/2049	3,710,480

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
$1,310,000	5.000%	05/01/2038	$ 1,381,984
2,505,000	5.375	05/01/2049	2,664,619
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,345,000	4.250	11/01/2037	1,459,231
330,000	4.125	11/01/2040	350,691
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (A/NR)
800,000	3.500	05/01/2032	848,424
495,000	3.625	05/01/2035	525,022
1,715,000	3.750	05/01/2038	1,816,836
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
465,000	4.350	05/01/2026	476,072
485,000	4.875	05/01/2035	505,462
95,000	5.000	05/01/2038	99,233
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,010,000	5.250	05/01/2034	2,169,674
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
375,000	3.600	05/01/2034	375,578
600,000	4.000	05/01/2043	605,562
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,710,000	5.800	05/01/2035	3,657,837
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,765,000	5.800	05/01/2035	2,496,684
Spencer Creek Community Development District Special Assessment RB Series 2019 (NR/NR)
350,000	3.750	05/01/2024	354,162
425,000	4.375	05/01/2029	443,870
1,000,000	5.000	05/01/2039	1,050,130
1,750,000	5.250	05/01/2049	1,850,345
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(d)
1,250,000	5.125	11/01/2037	1,353,250
1,790,000	5.250	11/01/2047	1,941,506
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
1,195,000	4.800	05/01/2035	1,219,880
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)(i)
418,112	5.500	11/01/2010	263,411
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,160,000	5.000	05/01/2034	2,295,065
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000	4.500	06/15/2039	1,147,311
2,600,000	4.625	06/15/2049	2,695,680
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,750,000	5.125	11/01/2034	2,014,530
3,500,000	5.500	11/01/2044	4,128,740
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,435,000	6.500	05/01/2039	2,753,206
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
420,000	4.000	12/15/2039	420,336
860,000	4.125	12/15/2049	861,032

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
$1,680,000	4.000%	05/01/2038	$ 1,705,906
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
345,000	3.250	05/01/2021	345,473
965,000	3.750	05/01/2026	975,943
1,550,000	4.000	05/01/2033	1,582,100
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,370,000	5.250	11/01/2034	1,434,596
2,355,000	6.000	11/01/2044	2,563,747
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
390,000	4.250	05/01/2026	407,137
1,110,000	4.800	05/01/2036	1,172,493
1,715,000	5.000	05/01/2046	1,814,864
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (A+/NR)
695,000	3.375	05/01/2032	729,507
1,345,000	3.600	05/01/2037	1,416,312
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
1,640,000	3.500	05/01/2032	1,754,833
1,780,000	3.750	05/01/2040	1,893,742
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(d)
375,000	5.625	05/01/2040	401,291
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	5.125	05/01/2039	318,015
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,170,000	4.250	05/01/2037	1,196,243
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(d)
8,970,000	4.400	05/01/2040	9,176,400
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
345,000	5.750	11/01/2027	385,517
1,965,000	6.250	11/01/2044	2,324,202
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
2,840,000	5.375	11/01/2039	3,124,511
4,750,000	5.500	11/01/2049	5,272,500
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,560,000	4.625	06/15/2038	1,625,879
2,445,000	4.750	06/15/2048	2,559,255
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
550,000	4.000	12/15/2040	551,337
1,145,000	4.125	12/15/2049	1,147,759
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (A-/Baa1)
13,300,000	5.000	04/01/2048	15,409,247
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
1,085,000	4.625	05/01/2050	1,095,318
Trevesta Community Development District Special Assessment Area 1 Pase 2 Project Series 2018 (NR/NR)(d)
1,000,000	5.375	11/01/2049	1,077,050
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
1,410,000	5.250	11/01/2027	1,499,013
2,745,000	6.125	11/01/2046	3,101,164

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Triple Creek Community Development District Special Assessment Series 2018 A (NR/NR)(d)
$785,000	4.700%	11/01/2029	$ 832,351
1,525,000	5.125	11/01/2038	1,670,256
2,175,000	5.375	11/01/2048	2,381,408
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
1,000,000	4.625	05/01/2039	1,020,850
2,000,000	4.750	05/01/2050	2,031,540
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000	5.000	11/01/2039	1,290,204
1,850,000	5.125	11/01/2049	1,988,251
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
385,000	3.500	11/01/2021	387,795
1,340,000	4.000	11/01/2027	1,380,308
3,160,000	4.625	11/01/2037	3,290,729
2,790,000	4.750	11/01/2047	2,908,519
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
1,695,000	4.000	11/01/2040	1,726,697
900,000	4.000	11/01/2050	900,684
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
170,000	4.250	11/01/2021	173,089
2,430,000	5.625	11/01/2045	2,699,487
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (A/NR)
2,265,000	4.375	05/01/2035	2,463,799
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
1,710,000	3.500	05/01/2032	1,825,921
2,550,000	3.625	05/01/2037	2,716,438
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
615,000	4.750	05/01/2037	639,028
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
2,300,000	3.750	12/15/2039	2,293,560
3,505,000	4.000	12/15/2049	3,519,230
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(d)
1,165,000	3.250	12/15/2022	1,174,297
2,000,000	4.000	12/15/2028	2,085,040
1,000,000	5.000	12/15/2032	1,131,670
1,705,000	5.000	12/15/2037	1,923,888
3,800,000	5.000	12/15/2047	4,242,282
Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)(d)
2,425,000	5.500	11/01/2047	2,609,494
University Park Recreation District Special Assessment Series 2019 (BAM) (AA/NR)
1,800,000	3.375	05/01/2045	1,854,234
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
500,000	5.500	05/01/2034	522,000
750,000	6.125	05/01/2042	794,693
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
465,000	6.000	11/01/2027	530,323
2,050,000	6.500	11/01/2043	2,703,499
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
665,000	6.375	11/01/2027	728,281
2,300,000	7.125	11/01/2044	2,671,680

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(d)
$335,000	4.000%	05/01/2024	$ 340,464
4,655,000	5.125	05/01/2049	4,954,549
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
1,000,000	5.000	11/01/2039	1,063,060
1,700,000	5.125	11/01/2049	1,806,573
Veranda Community Development District II Special Assessment Area 2 Preserve West Project Series 2018 A (NR/NR)
980,000	5.000	11/01/2039	1,041,799
1,600,000	5.125	11/01/2049	1,700,304
Veranda Community Development District II Special Assessment Area 3 4 & 5 Series 2018 B (NR/NR)
2,155,000	5.875	11/01/2032	2,177,498
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
730,000	3.375	05/01/2021	732,767
2,450,000	3.750	05/01/2026	2,483,736
4,360,000	4.000	05/01/2031	4,450,296
1,700,000	4.125	05/01/2034	1,740,358
1,000,000	4.250	05/01/2037	1,025,620
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(d)
1,985,000	4.000	05/01/2031	2,167,957
2,940,000	4.000	05/01/2037	3,149,446
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
745,000	5.125	11/01/2035	815,939
1,000,000	5.250	11/01/2046	1,088,910
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
1,000,000	3.750	05/01/2037	1,000,810
Village Community Development District No. 09 Special Assessment RB Series 2011 (NR/NR)
4,370,000	7.000	05/01/2041	4,692,506
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
2,600,000	5.000	05/01/2032	2,775,864
5,930,000	5.125	05/01/2043	6,367,515
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
4,400,000	6.000	05/01/2044	4,953,168
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(d)
1,000,000	4.250	05/01/2043	1,065,360
13,745,000	4.375	05/01/2050	14,678,423
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)(d)
10,000,000	3.700	05/01/2050	10,169,500
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (A/NR)
1,505,000	4.000	05/01/2033	1,566,269
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (A/NR)
1,200,000	4.000	05/01/2034	1,248,012
Village Community Development District No. 8 Special Assessment Refunding Phase II Series 2010 (NR/NR)
7,315,000	6.125	05/01/2039	7,419,605
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
1,835,000	5.500	05/01/2042	1,938,164
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.625	05/01/2039	1,024,320
1,515,000	4.875	05/01/2050	1,551,421

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
$1,000,000	3.750%	11/01/2031	$ 1,052,350
1,000,000	4.000	11/01/2036	1,050,690
1,300,000	4.125	11/01/2046	1,362,036
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
3,005,000	5.500	05/01/2034	3,224,275
3,825,000	5.750	05/01/2044	4,132,530
Watergrass Community Development District II Special Assessment Bonds Series 2018 (NR/NR)
4,040,000	5.250	05/01/2049	4,247,777
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
14,000	5.350	05/01/2039	14,005
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)
285,000	6.600	05/01/2039	286,206
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
3,235,000	4.200	05/01/2036	3,469,343
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
440,000	4.000	11/01/2024	447,242
1,640,000	5.125	11/01/2038	1,732,988
2,800,000	5.250	11/01/2049	2,957,920
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,210,000	5.125	11/01/2035	1,285,528
1,950,000	5.500	11/01/2045	2,077,121
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
1,215,000	4.250	11/01/2049	1,229,568
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
2,340,000	4.750	05/01/2039	2,425,550
3,790,000	5.000	05/01/2050	3,941,600
Westside Community Development District Special Assessment RB for Solara Phase 1 Assessment Area Series 2018 (NR/NR)(d)
535,000	5.000	05/01/2038	570,203
600,000	5.200	05/01/2048	641,328
Westside Community Development District Special Assessment RB for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000	4.625	05/01/2039	1,033,807
1,590,000	4.850	05/01/2049	1,666,495
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(d)
800,000	4.100	05/01/2037	804,280
795,000	4.125	05/01/2038	798,943
Westside Community Development District Special Assessment RB Series 2019 (NR/NR)
1,200,000	5.000	05/01/2039	1,249,860
2,000,000	5.200	05/01/2050	2,082,360
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
2,375,000	4.250	06/15/2039	2,440,147
3,525,000	4.375	06/15/2049	3,614,147
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
970,000	5.000	11/01/2049	1,027,094
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
75,000	4.000	11/01/2020	75,668
400,000	4.375	11/01/2025	421,744
1,770,000	5.000	11/01/2045	1,873,421

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
$440,000	5.375%	05/01/2035	$ 473,361
3,045,000	5.625	05/01/2045	3,289,361
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
780,000	4.875	05/01/2036	816,465
1,445,000	5.000	05/01/2047	1,510,545

			1,131,809,655

Georgia – 1.7%
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (A+/Aa3)
1,500,000	5.250	07/01/2040	1,759,560
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A/A1)
1,000,000	4.000	07/01/2040	1,067,190
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (BB+/Baa3)
11,700,000	8.750	06/01/2029	12,045,033
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
1,555,000	5.250	11/01/2028	1,555,420
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BBB-/NR)
900,000	5.000	03/01/2047	970,515
900,000	5.125	03/01/2052	973,890
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
6,650,000	5.000	05/15/2043	7,867,615
24,875,000	5.000	05/15/2049	33,901,142
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(c)
(3 Mo. LIBOR + 0.65%),
49,820,000	2.056	10/01/2033	47,938,797
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A/Baa3)
2,200,000	5.000	01/01/2034	2,620,178
6,000,000	5.000	01/01/2039	7,028,940
29,610,000	5.000	01/01/2049	33,998,498
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(d)
3,500,000	4.000	01/01/2038	3,708,810

			155,435,588

Guam – 0.7%
A.B. Won Pat International Airport Authority RB Refunding General Series 2013 B (AGM) (AA/A2)
1,500,000	5.750	10/01/2043	1,717,815
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B+/NR)
2,500,000	6.625	12/01/2030	2,548,325
3,355,000	6.875	12/01/2040	3,429,649
Guam Government Limited Obligation RB Section 30 Series 2016 A (BB/NR)
500,000	5.000	12/01/2031	573,330
4,515,000	5.000	12/01/2046	5,021,402
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (AGM) (AA/A2)
7,300,000	6.125	10/01/2043	8,415,805
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (BBB+/Baa2)
2,560,000	6.375	10/01/2043	2,943,258
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Baa2)
14,455,000	5.500	07/01/2043	15,805,820

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
$9,675,000	5.000%	01/01/2046	$ 10,871,991
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
1,165,000	5.000	07/01/2033	1,364,984
960,000	5.000	07/01/2035	1,119,792
1,920,000	5.000	07/01/2036	2,234,016
1,365,000	5.000	07/01/2037	1,583,536
Port Authority of Guam RB Series 2018 A (A/Baa2)
2,500,000	5.000	07/01/2048	2,931,225

			60,560,948

Hawaii – 0.2%
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (A-/Baa2)
12,170,000	3.200	07/01/2039	12,357,540
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
675,000	5.000	05/15/2044	776,770
2,750,000	5.000	05/15/2049	3,152,572

			16,286,882

Illinois – 13.4%
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (BB-/B1)
1,400,000	5.382	12/01/2023	1,447,824
5,440,000	5.482	12/01/2024	5,655,805
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A/NR)
16,000,000	6.000	04/01/2046	19,067,040
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A/NR)
1,700,000	5.000	04/01/2042	1,906,210
1,625,000	5.000	04/01/2046	1,814,150
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB-/Baa2)(b)
4,415,000	0.000	12/01/2027	3,580,830
440,000	0.000	12/01/2028	343,904
9,125,000	0.000	12/01/2029	6,842,016
6,905,000	0.000	12/01/2030	4,978,574
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(b)
125,000	0.000	12/01/2029	93,726
775,000	0.000	12/01/2030	558,783
Chicago Illinois Board of Education GO Bonds Series 2017 A (BB-/NR)(d)
5,500,000	7.000	12/01/2046	6,995,230
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(b)
22,095,000	0.000	12/01/2031	15,312,719
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)
9,685,000	5.500	12/01/2026	11,241,864
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (BB-/B1)
8,965,000	5.500	12/01/2029	11,032,777
Chicago Illinois Board of Education GO Refunding Bonds Series 2010 F (BB-/B1)
1,300,000	5.000	12/01/2031	1,328,184
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (BB-/NR)
19,950,000	5.250	12/01/2035	22,055,324
10,410,000	5.250	12/01/2039	11,429,347

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2011 A (BB-/B1)
$515,000	5.500%	12/01/2039	$ 540,596
1,355,000	5.000	12/01/2041	1,408,143
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (BB-/B1)
2,300,000	5.500	12/01/2030	2,863,063
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (BB-/B1)
9,750,000	6.038	12/01/2029	10,568,805
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2012 B (BB-/B1)
9,025,000	4.000	12/01/2035	9,174,364
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB-/NR)
54,375,000	7.000	12/01/2044	65,976,994
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB-/NR)
61,035,000	6.500	12/01/2046	73,444,636
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
1,500,000	5.000	12/01/2029	1,814,340
1,250,000	5.000	12/01/2030	1,503,712
1,025,000	5.000	12/01/2031	1,229,252
1,000,000	5.000	12/01/2032	1,195,270
1,250,000	5.000	12/01/2034	1,486,875
1,000,000	5.000	12/01/2035	1,186,000
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (AA/NR)
6,535,000	5.000	12/01/2029	7,916,172
1,000,000	5.000	12/01/2030	1,204,750
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(b)
11,415,000	0.000	01/01/2032	7,506,390
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
1,800,000	5.500	01/01/2037	2,028,834
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
8,375,000	5.250	01/01/2033	9,165,349
6,295,000	5.000	01/01/2034	6,824,346
10,500,000	5.000	01/01/2036	11,353,440
Chicago Illinois GO Bonds Project Refunding Series 2017 A (BBB+/NR)
6,100,000	6.000	01/01/2038	7,322,562
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
6,670,000	5.250	01/01/2035	6,853,158
3,000,000	5.000	01/01/2040	3,069,120
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
18,325,000	5.000	01/01/2033	19,194,704
7,095,000	5.000	01/01/2034	7,427,330
Chicago Illinois GO Bonds Series 2010 B (BBB+/Ba1)
3,145,000	7.517	01/01/2040	3,801,865
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
4,180,000	5.500	01/01/2039	4,694,056
Chicago Illinois GO Bonds Series 2015 B (BBB+/NR)
14,603,000	7.375	01/01/2033	17,492,642
Chicago Illinois GO Bonds Series 2019 A (BBB+/NR)
20,015,000	5.000	01/01/2044	22,500,062
17,105,000	5.500	01/01/2049	20,155,848
Chicago Illinois GO Refunding & Project Bonds Series 2009 C (BBB+/Ba1)
245,000	5.000	01/01/2034	245,615
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 E (BBB+/Ba1)
3,775,000	5.500	01/01/2042	4,221,280
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 F (BBB+/Ba1)
2,500,000	5.500	01/01/2042	2,795,550

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Refunding Bonds Series 2012 B (BBB+/Ba1)
$6,615,000	5.432%	01/01/2042	$ 6,829,326
Chicago Illinois GO Refunding Bonds Series 2014 A (BBB+/Ba1)
7,230,000	5.000	01/01/2035	7,828,499
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
14,455,000	5.000	01/01/2038	15,899,777
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (A/NR)
11,630,000	4.000	01/01/2044	12,943,376
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
1,500,000	5.000	01/01/2039	1,660,560
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
1,950,000	5.250	01/01/2042	2,290,821
5,460,000	4.000	01/01/2052	5,801,468
Chicago Park District GO Bonds Limited Tax Series 2018 A (AA+/NR)
2,585,000	4.000	01/01/2041	2,711,613
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (BBB+/Ba1)
2,685,000	5.500	01/01/2037	3,026,344
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (AA/A2)
735,000	5.432	01/01/2042	841,053
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (AA/A2)
7,350,000	6.314	01/01/2044	9,399,180
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
1,987,000	5.800	03/01/2037	1,951,472
County of Will Illinois GO Bonds Series 2019 (AA+/Aa1)
2,500,000	4.000	11/15/2047	2,774,050
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
1,312,000	5.625	03/01/2036	1,314,165
Illinois Finance Authority RB for BHF Chicago Housing Group C LLC Project Series 2018 A-1 (NR/NR)(i)
1,500,000	5.100	12/01/2043	450,000
2,150,000	5.250	12/01/2053	645,000
Illinois Finance Authority RB for Blue Island LLC Series 2018 A-1 (NR/NR)
1,400,000	5.000	12/01/2053	616,000
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (BBB-/NR)
805,000	6.125	05/15/2027	815,393
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (NR/NR)(e)
445,000	6.125	05/15/2020	453,019
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (BBB+/NR)
715,000	5.000	12/01/2034	828,614
920,000	5.000	12/01/2039	1,049,895
1,175,000	5.000	12/01/2044	1,325,388
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,645,000	4.000	05/15/2027	1,735,064
2,825,000	5.000	05/15/2037	3,119,732
1,055,000	5.000	05/15/2047	1,147,924
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (NR/Baa3)
1,500,000	4.000	09/01/2035	1,607,625
1,725,000	5.000	09/01/2036	2,032,757
2,000,000	4.000	09/01/2037	2,130,040
1,620,000	5.000	09/01/2038	1,898,349
2,000,000	4.000	09/01/2039	2,118,700
1,500,000	5.000	09/01/2040	1,748,205
1,500,000	4.000	09/01/2041	1,583,910

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa1)
$500,000	5.000%	09/01/2036	$ 576,525
3,470,000	5.000	09/01/2046	3,927,936
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A3)
1,780,000	6.000	05/15/2039	1,814,479
Illinois Finance Authority RB Series 2013 A (BBB-/NR)
3,935,000	5.250	05/15/2047	4,163,269
Illinois Finance Authority RB Series 2013 A (NR/NR)(e)
565,000	5.250	05/15/2023	640,072
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (BB-/B1)(g)
15,650,000	6.750	10/15/2040	16,070,515
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa3)
50,750,000	5.100	06/01/2033	54,710,023
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
500,000	5.000	03/01/2031	525,225
750,000	5.000	03/01/2037	784,125
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
5,050,000	5.500	07/01/2038	5,526,013
Illinois State GO Bonds Series 2014 (AGM-CR) (AA/A2)
20,000,000	5.000	02/01/2039	21,806,800
Illinois State GO Bonds Series 2014 (BBB-/Baa3)
2,500,000	5.000	05/01/2029	2,743,525
10,000,000	5.000	05/01/2030	10,942,900
2,000,000	5.000	04/01/2031	2,180,180
5,000,000	5.000	05/01/2031	5,458,150
5,000,000	5.000	05/01/2039	5,390,950
Illinois State GO Bonds Series 2016 (BBB-/Baa3)
4,415,000	5.000	11/01/2021	4,661,225
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
9,500,000	5.000	12/01/2035	10,805,205
1,770,000	4.500	12/01/2041	1,890,466
4,730,000	5.000	12/01/2042	5,287,714
Illinois State GO Bonds Series 2017 C (BBB-/Baa3)
59,670,000	5.000	11/01/2029	68,294,702
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
5,845,000	5.000	11/01/2025	6,601,051
67,685,000	5.000	11/01/2027	78,346,741
19,465,000	5.000	11/01/2028	22,413,364
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
5,280,000	5.000	05/01/2042	5,904,730
5,280,000	5.000	05/01/2043	5,893,694
Illinois State GO Bonds Series 2019 C (BBB-/Baa3)
10,825,000	4.000	11/01/2042	11,324,574
Illinois State GO Refunding Bonds Series 2012 (BBB-/Baa3)
7,300,000	5.000	08/01/2021	7,656,970
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
20,175,000	4.000	02/01/2030	22,183,623
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,946,000	6.250	03/01/2034	1,949,444
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(b)
13,500,000	0.000	12/15/2032	9,030,285
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (ETM) (NATL-RE) (NR/NR)(b)(e)
530,000	0.000	06/15/2030	433,169
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/NR)(b)
9,370,000	0.000	06/15/2030	6,945,138

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (AA/A2)(b)
$3,200,000	0.000%	06/15/2044	$ 1,398,656
Metropolitan Pier & Exposition Authority RB Refunding for Mccormick Place Expansion Dedicated Sales Tax Project Series 2010 B2 (ST APPROP) (BBB/Ba1)
50,030,000	5.000	06/15/2050	50,898,521
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (BBB/NR)(b)
66,700,000	0.000	12/15/2056	16,468,230
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (AA/A2)(b)
18,400,000	0.000	12/15/2056	4,884,832
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB/NR)(b)
64,400,000	0.000	12/15/2054	17,268,860
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (BBB/NR)(h)
1,610,000	4.000	06/15/2050	1,680,244
1,340,000	5.000	06/15/2050	1,541,938
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)(i)
4,544,000	6.000	03/01/2036	3,226,240
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	4.750	10/01/2029	899,632
1,010,000	4.750	10/01/2032	1,064,651
Regional Transportation Authority Illinois GO Bonds Series 2016 A (AA/A2)
7,730,000	4.000	06/01/2046	8,239,562
Sales Tax Securitization Corporation RB Refunding Series 2017 A (AA-/NR)
3,750,000	5.000	01/01/2028	4,511,250
5,830,000	5.000	01/01/2029	6,961,195
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (NR/NR)(e)
19,200,000	7.125	11/01/2023	23,426,880
5,000,000	7.625	11/01/2023	6,194,000
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
13,625,000	4.000	03/01/2040	14,455,580
State of Illinois GO Bonds Series 2010 A (BBB-/Baa3)
3,500,000	4.000	01/01/2021	3,579,380
State of Illinois GO Bonds Series 2010-1 (BBB-/Baa3)
630,000	6.630	02/01/2035	738,700
State of Illinois GO Bonds Series 2017 D (BBB-/Baa3)
13,955,000	3.250	11/01/2026	14,201,445
16,695,000	5.000	11/01/2026	19,105,424
State of Illinois GO Refunding Bonds Series 2018 A (BBB-/Baa3)
3,000,000	5.000	10/01/2027	3,496,590
8,230,000	5.000	10/01/2028	9,644,325
State of Illinois GO Unlimited Bonds Series 2017 A (BBB-/Baa3)
2,750,000	4.000	12/01/2033	2,920,637
7,950,000	4.250	12/01/2037	8,485,910
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (BBB-/Baa3)
2,000,000	5.000	10/01/2025	2,272,980
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,900,000	5.000	01/01/2039	1,925,517
Village of Romeoville RB Refunding for Lewis University Series 2018 B (BBB+/NR)
540,000	4.125	10/01/2041	557,043
1,080,000	4.125	10/01/2046	1,109,689

			1,202,467,442

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – 0.4%
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (BBB+/NR)
$1,300,000	5.000%	02/01/2029	$ 1,463,033
1,250,000	5.250	02/01/2034	1,405,475
1,500,000	5.000	02/01/2039	1,652,595
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (BBB/NR)
400,000	4.000	09/15/2049	424,828
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2011 N (AA/Aa2)(e)
2,000,000	5.125	03/01/2021	2,091,400
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (BB+/Ba1)
6,905,000	5.000	06/01/2039	7,199,291
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (BBB+/NR)
6,250,000	5.000	07/01/2048	6,821,688
Indiana Municipal Power Agency Power Supply System RB Refunding Series 2016 A (A+/A1)
10,965,000	5.000	01/01/2042	12,748,896
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (NR/WR)(i)
7,520,823	6.500	11/15/2031	2,256

			33,809,462

Iowa – 0.1%
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project RB Refunding Series 2019 (B+/NR)
3,945,000	3.125	12/01/2022	4,002,203
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (BBB/NR)
2,050,000	4.000	05/15/2055	2,074,005
2,700,000	5.000	05/15/2055	3,011,526

			9,087,734

Kansas – 0.1%
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,155,000	5.000	05/15/2028	1,312,253
1,215,000	5.000	05/15/2029	1,375,101
2,850,000	5.000	05/15/2034	3,176,211
1,900,000	5.000	05/15/2050	2,053,292

			7,916,857

Kentucky – 1.2%
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A-/A1)(c)
(3 Mo. LIBOR + 0.53%),
7,865,000	1.809	11/01/2027	7,805,855
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BB+/Baa3)(e)
8,000,000	6.375	06/01/2020	8,169,840
8,250,000	6.500	06/01/2020	8,429,025
Kentucky Economic Development Finance Authority Hospital RB Refunding for Louisville Arena Authority, Inc. Series 2017 A (AGM) (AA/A2)
900,000	4.000	12/01/2041	979,686
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
3,300,000	4.000	06/01/2037	3,577,695
2,925,000	4.000	06/01/2045	3,111,264
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (AA/A2)
1,000,000	4.000	06/01/2037	1,086,240

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
$9,470,000	5.000%	08/01/2049	$ 11,056,225
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A3)(f)(g)
37,725,000	4.000	06/01/2025	41,780,438
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A3)(f)(g)
16,230,000	4.000	06/01/2025	17,989,494
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2013 A (A/NR)
5,000,000	5.750	10/01/2042	5,643,550

			109,629,312

Louisiana – 1.8%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (BB+/NR)
2,125,000	5.000	12/01/2034	2,542,732
2,375,000	5.000	12/01/2039	2,789,248
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(d)
1,900,000	4.125	06/01/2039	1,878,663
2,300,000	4.375	06/01/2048	2,288,799
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlake Chemical Corp. Projects Series 2010 A-2 (BBB/Baa2)
5,000,000	6.500	11/01/2035	5,195,900
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Women’s Hospital Foundation Project Series 2010 A (NR/A2)(e)
19,265,000	6.000	10/01/2020	19,962,586
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
2,600,000	5.000	10/01/2039	3,068,884
4,850,000	4.000	10/01/2041	5,234,653
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A/A3)
5,225,000	5.000	07/01/2059	6,084,199
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
14,475,000	3.375	09/01/2028	14,727,733
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
13,950,000	3.500	06/01/2030	14,258,574
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (NR/A3)
12,725,000	4.000	05/15/2042	13,551,616
21,250,000	5.000	05/15/2046	24,317,863
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A/A2)
32,395,000	5.000	01/01/2045	36,216,314
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A/A2)
4,850,000	5.000	01/01/2048	5,548,109
Port of New Orleans Board of Commissioners RB Series 2018 A (AGM) (AA/A2)
2,000,000	5.000	04/01/2048	2,365,580

			160,031,453

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maine – 0.2%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (A-/Baa1)
$1,000,000	4.000%	01/01/2035	$ 1,154,300
1,355,000	4.000	01/01/2036	1,558,778
850,000	4.000	01/01/2037	974,746
1,030,000	4.000	01/01/2038	1,175,673
800,000	4.000	01/01/2039	909,728
1,400,000	4.000	01/01/2040	1,584,786
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2018 A (A+/A1)
4,000,000	5.000	07/01/2043	4,744,000
5,250,000	5.000	07/01/2048	6,186,128

			18,288,139

Maryland – 0.5%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
2,950,000	4.500	09/01/2033	3,183,640
1,500,000	5.000	09/01/2038	1,657,410
City of Baltimore Tax Allocation for Harbor Point Special Taxing District Project Series 2019 B (NR/NR)(d)
325,000	3.550	06/01/2034	325,510
200,000	3.700	06/01/2039	200,376
300,000	3.875	06/01/2046	300,564
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(d)
290,000	3.400	06/01/2034	291,641
310,000	3.450	06/01/2035	311,841
550,000	3.500	06/01/2039	553,504
1,650,000	3.625	06/01/2046	1,657,821
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
1,450,000	5.000	07/01/2036	1,617,780
County of Prince George’s Special Obligation Bonds for Westphalia Town Center Project Series 2018 (NR/NR)(d)
1,885,000	5.250	07/01/2048	2,087,392
Frederick County Maryland Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 A (NR/NR)
2,930,000	7.250	07/01/2043	3,101,464
Frederick County Maryland Tax Incremental & Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 B (NR/NR)(d)
8,785,000	7.125	07/01/2043	8,861,605
Maryland Economic Development Corp. RB for Baltimore City Project Series 2018 A (BBB/NR)
2,375,000	5.000	06/01/2058	2,635,086
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (NR/Baa3)
3,050,000	5.000	06/01/2049	3,608,669
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (BB+/WR)(e)
9,500,000	5.750	07/01/2020	9,718,690
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB/Baa1)
2,100,000	5.000	07/01/2031	2,252,754

			42,365,747

Massachusetts – 0.9%
Commonwealth of Massachusetts GO Limited Bonds Series 2016 E (AA/Aa1)
10,130,000	3.000	04/01/2044	10,237,986
Commonwealth of Massachusetts GO Refunding Bonds Series 2004 A (AMBAC) (AA/Aa1)
30,000,000	5.500	08/01/2030	40,813,200

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (BB/NR)(d)
$1,000,000	5.000%	11/15/2033	$ 1,141,360
900,000	5.000	11/15/2038	1,016,721
2,350,000	5.125	11/15/2046	2,652,727
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (BBB+/Baa1)
1,950,000	5.000	10/01/2036	2,232,321
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (A-/NR)
260,000	4.000	12/01/2042	280,946
280,000	5.000	12/01/2042	323,061
Massachusetts Development Finance Agency RB Series 2013 A (NR/NR)(d)(e)
2,250,000	6.500	11/15/2023	2,704,882
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
2,125,000	5.000	07/01/2044	2,489,905
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(c)
	(3 Mo. LIBOR + 0.57%),
5,390,000	1.849	05/01/2037	5,326,883
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(c)
	(3 Mo. LIBOR + 0.57%),
1,040,000	1.849	05/01/2037	1,027,821
Massachusetts State GO Bonds Consolidated Loan Series 2018 D (AA/Aa1)
6,370,000	4.000	05/01/2039	7,208,802

			77,456,615

Michigan – 2.2%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(g)
51,115,536	4.000	04/01/2034	45,538,831
City of Detroit Financial Recovery Series 2014 B-2 (NR/NR)(g)
971,333	4.000	04/01/2034	865,361
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
3,495,000	5.000	07/01/2037	3,889,096
15,335,000	5.000	07/01/2048	16,946,402
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC) (Q-SBLF) (AA/Aa1)
3,500,000	6.000	05/01/2020	3,553,900
3,000,000	6.000	05/01/2021	3,186,180
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (AA/A2)(c)
	(3 Mo. LIBOR + 0.60%),
4,675,000	2.006	07/01/2032	4,621,424
Detroit Michigan Water & Sewerage Department Sewage Disposal System RB Refunding Senior Lien Series 2012 A (A+/A2)
2,000,000	5.250	07/01/2039	2,159,820
Karegnondi Water Authority Water Supply System RB Refunding for Karegnondi Water Pipeline Series 2018 (A/NR)
1,425,000	5.000	11/01/2045	1,653,413
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
2,800,000	5.000	11/15/2048	3,374,700
5,975,000	4.000	11/15/2050	6,517,052
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
5,250,000	4.000	02/15/2047	5,735,363
24,000,000	4.000	02/15/2050	26,130,960
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A2)
2,175,000	5.000	07/01/2032	2,495,638
1,750,000	5.000	07/01/2033	1,992,655

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A/A3)
$355,000	5.000%	07/01/2033	$ 411,030
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (AA/A2)
2,600,000	5.000	07/01/2035	2,952,092
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-1 (AA-/A2)
1,250,000	5.000	07/01/2034	1,450,650
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-2 (A+/A3)
2,100,000	5.000	07/01/2034	2,427,600
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (AA-/A2)
750,000	5.000	07/01/2035	868,792
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (AA/A2)
22,545,000	4.125	06/30/2035	25,083,342
7,065,000	4.500	06/30/2048	7,858,046
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC-/NR)(b)
238,600,000	0.000	06/01/2052	14,089,330
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC-/NR)(b)
180,100,000	0.000	06/01/2052	10,514,238

			194,315,915

Minnesota – 0.6%
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (AA-/A2)
5,725,000	5.000	05/01/2048	6,908,816
2,300,000	4.000	05/01/2049	2,526,366
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
2,500,000	5.750	06/15/2032	2,709,500
3,750,000	6.000	06/15/2039	4,094,550
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (A-/NR)
3,265,000	4.250	02/15/2048	3,582,260
23,575,000	5.250	02/15/2053	28,227,291
Duluth Independent School District No.709 COPS Refunding Series 2019 A (NR/Ba2)
640,000	3.250	03/01/2025	652,697
660,000	4.000	03/01/2026	711,361
755,000	4.000	03/01/2029	813,679
1,260,000	4.000	03/01/2032	1,344,798
685,000	4.200	03/01/2034	730,765
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BBB-/NR)
2,400,000	5.000	05/01/2047	2,716,488
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
425,000	4.000	12/01/2034	474,198
650,000	4.000	12/01/2040	714,057

			56,206,826

Mississippi – 0.1%
Mississippi Business Finance Corp. Solid Waste Disposal RB for Waste Pro USA, Inc. Project Series 2017 (AMT) (NR/NR)(d)(f)(g)
2,000,000	5.000	08/01/2022	2,131,260

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
$9,800,000	2.500%	04/01/2022	$ 9,836,750

			11,968,010

Missouri – 0.4%
Branson Regional Airport Transportation Development District Taxable RB for Branson Airport Project Series 2018 A (NR/NR)(d)(g)
470,184	5.000	04/01/2023	72,930
Branson Regional Airport Transportation Development District Taxable RB for Branson Airport Project Series 2018 B (NR/NR)(d)(g)
2,373,898	5.000	04/01/2023	368,215
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (BBB-/Baa3)
1,925,000	5.000	03/01/2036	2,201,661
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(d)
4,750,000	5.250	12/01/2048	4,968,025
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)(d)
1,000,000	5.000	04/01/2036	1,045,710
1,150,000	5.000	04/01/2046	1,187,870
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (A-/NR)
2,430,000	5.000	09/01/2043	2,890,946
2,470,000	5.000	09/01/2048	2,919,639
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (BBB-/NR)
1,495,000	5.000	09/01/2030	1,793,821
1,065,000	5.000	09/01/2031	1,269,799
1,230,000	5.000	09/01/2033	1,454,045
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
8,000,000	4.000	02/15/2054	8,644,800
Missouri Southern State University RB Series 2019 A (AGM) (AA/NR)
400,000	3.000	10/01/2044	393,816
500,000	3.125	10/01/2049	493,870
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,900,000	4.750	11/15/2047	2,066,744
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)(i)
1,250,000	5.750	04/01/2027	325,000

			32,096,891

Nevada – 0.2%
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
500,000	4.000	06/01/2020	503,505
640,000	4.000	06/01/2021	654,791
350,000	5.000	06/01/2022	370,433
305,000	5.000	06/01/2023	328,564
200,000	4.250	06/01/2024	211,688
180,000	5.000	06/01/2024	196,470
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
315,000	4.250	06/01/2037	324,894
460,000	4.375	06/01/2042	472,738
530,000	4.500	06/01/2047	547,177
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
500,000	4.000	06/01/2039	520,295
1,400,000	4.000	06/01/2044	1,446,550

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
$350,000	4.250%	06/01/2034	$ 370,566
465,000	4.500	06/01/2039	494,965
350,000	4.625	06/01/2043	372,186
600,000	4.625	06/01/2049	634,728
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (NR/Ba2)(d)
805,000	2.500	06/15/2024	814,716
1,745,000	2.750	06/15/2028	1,780,755
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,715,000	5.000	03/01/2020	1,712,410
1,720,000	5.100	03/01/2021	1,704,916
895,000	5.100	03/01/2022	878,917
2,400,000	5.125	03/01/2025	2,299,272
Henderson Local Improvement District No. T-18 Limited Obligation Series 2016 (NR/NR)
2,200,000	4.000	09/01/2035	2,248,686

			18,889,222

New Hampshire – 1.0%
New Hampshire Business Finance Authority RB for Casella Waste Systems, Inc. Series 2013 (B/B2)(d)
1,800,000	2.950	04/01/2029	1,799,946
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2018 A (AMT) (A-/NR)(f)

(SIFMA Municipal Swap Index Yield + 0.75%),
16,450,000	2.360	10/01/2021	16,444,407
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (A/NR)
6,595,000	5.000	08/01/2033	7,842,510
6,930,000	5.000	08/01/2034	8,228,127
7,290,000	5.000	08/01/2035	8,633,182
7,660,000	5.000	08/01/2036	9,041,328
8,055,000	5.000	08/01/2037	9,476,466
8,470,000	5.000	08/01/2038	9,928,619
8,900,000	5.000	08/01/2039	10,415,225
9,360,000	5.000	08/01/2040	10,920,406

			92,730,216

New Jersey – 7.1%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
725,000	5.000	03/01/2032	861,278
965,000	5.000	03/01/2037	1,131,675
1,205,000	5.000	03/01/2042	1,396,716
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB+/Baa1)
2,500,000	5.000	06/15/2026	2,674,350
1,000,000	5.000	06/15/2028	1,065,860
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa2)
1,000,000	4.750	06/15/2032	1,058,120
1,000,000	5.000	06/15/2037	1,061,010
1,000,000	5.125	06/15/2043	1,061,030
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (BBB+/Baa2)
3,500,000	4.000	07/01/2032	3,736,145
New Jersey Economic Development Authority Private Activity RB for Goethals Bridge Replacement Project Series 2013 (AMT) (BBB/NR)
1,000,000	5.375	01/01/2043	1,128,130

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (BBB-/NR)
$500,000	5.000%	07/01/2037	$ 558,255
1,150,000	5.000	07/01/2047	1,261,929
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB+/Baa1)
4,500,000	5.000	06/15/2041	5,078,655
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (BB/Ba3)
7,500,000	5.500	04/01/2028	7,519,575
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (BB/Ba3)
8,500,000	5.250	09/15/2029	9,252,505
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (BB/Ba3)
5,000,000	5.625	11/15/2030	5,718,700
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (BB/Ba3)
5,000,000	5.625	11/15/2030	5,718,700
New Jersey Economic Development Authority State Lease RB for Health Department Project Series 2018 A (BBB+/Baa1)
2,470,000	5.000	06/15/2047	2,779,269
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (BBB+/Baa1)
5,000,000	5.000	06/15/2042	5,667,750
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
1,000,000	5.000	07/01/2028	1,178,170
1,000,000	5.000	07/01/2029	1,175,440
900,000	5.000	07/01/2030	1,051,758
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (AA/A2)
9,700,000	4.125	07/01/2038	10,387,342
5,600,000	5.000	07/01/2046	6,293,504
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(b)
134,205,000	0.000	12/15/2035	81,972,414
63,415,000	0.000	12/15/2036	37,132,653
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (BBB+/Baa1)(b)
41,545,000	0.000	12/15/2035	24,980,178
13,075,000	0.000	12/15/2038	6,923,474
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(b)
12,000,000	0.000	12/15/2026	10,187,040
9,180,000	0.000	12/15/2029	6,948,067
1,900,000	0.000	12/15/2034	1,191,718
New Jersey Transportation Trust Fund Authority RB for Federal Highway Reimbursement Notes Subseries 2016 A-1 (A+/Baa1)
3,335,000	5.000	06/15/2030	3,883,507
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB+/Baa1)
26,100,000	5.000	06/15/2038	28,743,669
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
2,500,000	5.250	06/15/2041	2,810,175
5,075,000	5.000	06/15/2045	5,580,521
1,750,000	5.000	06/15/2046	1,922,182
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (AA/A2)(b)
11,150,000	0.000	12/15/2033	7,575,421
25,400,000	0.000	12/15/2034	16,651,224
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(b)
12,530,000	0.000	12/15/2027	10,351,158
23,445,000	0.000	12/15/2030	17,303,348

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB+/Baa1)(b)
$52,985,000	0.000%	12/15/2036	$ 30,511,942
54,915,000	0.000	12/15/2037	30,314,728
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB+/Baa1)(b)
2,550,000	0.000	12/15/2033	1,662,498
28,010,000	0.000	12/15/2038	14,831,855
740,000	0.000	12/15/2039	374,884
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/Baa1)(e)
4,350,000	5.500	06/15/2021	4,621,309
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (BBB+/Baa1)(e)
12,875,000	5.000	06/15/2021	13,595,228
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (BBB+/Baa1)
1,610,000	4.000	12/15/2039	1,705,199
1,880,000	5.000	12/15/2039	2,192,926
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
5,765,000	5.000	06/15/2030	6,713,170
4,600,000	5.000	06/15/2031	5,339,220
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB+/Baa1)
6,120,000	4.000	12/15/2031	6,640,323
7,180,000	5.000	12/15/2033	8,441,382
6,070,000	5.000	12/15/2035	7,097,165
7,585,000	5.000	12/15/2036	8,843,883
5,275,000	4.250	12/15/2038	5,684,551
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (BBB+/Baa1)
5,675,000	5.000	06/15/2034	6,663,528
20,000,000	5.250	06/15/2043	23,424,200
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (BBB+/Baa1)
6,000,000	5.000	06/15/2044	6,888,060
New Jersey Turnpike Authority RB Series 2019 A (A+/A2)
28,250,000	4.000	01/01/2048	31,775,882
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
25,675,000	5.000	01/01/2048	29,328,809
Tobacco Settlement Financing Corp. RB Refunding Series 2018 A (BBB+/NR)
2,650,000	5.000	06/01/2046	3,009,711
2,750,000	5.250	06/01/2046	3,186,810
Tobacco Settlement Financing Corp. RB Series 2018 B (BB+/NR)
29,360,000	5.000	06/01/2046	32,679,735
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(d)
7,695,000	6.750	12/01/2041	7,977,253

			636,476,866

New Mexico – 0.2%
City of Santa Fe RB for El Castillo Retirement Residences Obligated Group Project Series 2019 A (BB+/NR)
500,000	5.000	05/15/2044	552,655
1,000,000	5.000	05/15/2049	1,099,260
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB+/Baa2)
14,000,000	5.900	06/01/2040	14,255,080
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 F (AMT) (BBB+/Baa2)
1,500,000	6.250	06/01/2040	1,528,845

			17,435,840

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – 2.6%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (AA/A2)
$1,240,000	3.000%	07/15/2043	$ 1,225,157
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BBB-/Baa2)
2,650,000	5.875	04/01/2042	2,658,056
Hempstead Town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (BBB/NR)
645,000	5.000	07/01/2030	770,653
865,000	5.000	07/01/2033	1,018,010
815,000	5.000	07/01/2035	955,506
640,000	5.000	07/01/2036	748,947
455,000	5.000	07/01/2038	529,347
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500	02/15/2048	2,119,740
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA/A3)
1,000,000	6.125	01/01/2029	1,003,920
3,000,000	6.375	01/01/2039	3,011,640
5,000,000	6.500	01/01/2046	5,020,100
New York City Resource Corp. RB Refunding for YMCA of Greater New York Project Series 2015 (A-/Baa1)
1,000,000	5.000	08/01/2040	1,137,210
New York City Water & Sewer System Second General Resolution RB Refunding Series 2019 EE (AA+/Aa1)
34,750,000	4.000	06/15/2040	39,503,105
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (NR/A2)(f)
1,145,000	2.625	09/15/2069	1,149,259
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (NR/Baa2)(f)
1,430,000	2.800	09/15/2069	1,440,739
New York State Dormitory Authority Personal Income Tax General Purpose RB Refunding Series 2018 A (AA+/Aa1)
12,000,000	4.000	03/15/2048	13,301,520
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (NR/Baa1)
150,000	3.560	07/01/2026	153,861
150,000	3.670	07/01/2027	153,662
60,000	3.760	07/01/2028	61,539
300,000	3.820	07/01/2029	307,950
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2014 (AMT) (B/B2)(d)(f)(g)
1,685,000	2.875	12/03/2029	1,695,851
New York State Urban Development Corp. Personal Income General Purpose RB Series 2019 A (AA+/Aa1)
13,620,000	4.000	03/15/2048	15,266,249
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BBB-/Baa3)
5,025,000	5.000	01/01/2033	6,026,332
3,600,000	5.000	01/01/2034	4,308,624
5,565,000	4.000	01/01/2036	6,062,622
7,100,000	5.000	01/01/2036	8,443,178
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (AGM) (AA/A2)
5,000,000	4.000	07/01/2035	5,346,350
12,600,000	4.000	01/01/2051	13,211,478

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
$9,480,000	4.000%	07/01/2033	$ 10,090,796
5,025,000	5.000	07/01/2034	5,644,884
12,500,000	4.000	07/01/2041	13,139,000
4,540,000	5.000	07/01/2041	5,058,105
21,200,000	5.250	01/01/2050	23,748,028
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
12,250,000	5.000	07/01/2046	13,616,488
Newburgh New York GO Serial Bonds Series 2012 A (NR/Baa2)
1,565,000	5.750	06/15/2035	1,694,660
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (AA/NR)
490,000	4.000	12/01/2032	560,756
590,000	4.000	12/01/2033	672,323
490,000	4.000	12/01/2034	556,782
490,000	4.000	12/01/2035	554,935
610,000	4.000	12/01/2036	688,672
490,000	4.000	12/01/2037	550,711
490,000	4.000	12/01/2038	549,045
1,470,000	3.000	12/01/2039	1,470,411
980,000	3.000	12/01/2040	975,257
1,960,000	4.000	12/01/2049	2,160,331
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (BBB-/NR)
405,000	4.000	07/01/2039	439,915
3,520,000	3.000	07/01/2044	3,433,479
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (BBB+/A3)
5,000,000	5.125	09/01/2040	5,130,450
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (BBB+/A3)(h)
700,000	5.000	09/01/2038	854,917
955,000	5.000	09/01/2039	1,163,018
945,000	4.000	09/01/2040	1,046,900
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB-/Baa2)
4,375,000	5.000	11/01/2046	4,902,319
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
475,000	5.000	10/15/2039	534,408
610,000	5.000	10/15/2049	676,679
530,000	5.000	10/15/2054	583,350

			237,127,224

North Carolina – 0.6%
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa2)
1,000,000	5.700	05/01/2034	1,013,910
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)
3,800,000	4.750	03/01/2032	3,968,872
1,000,000	5.000	03/01/2037	1,043,650
1,000,000	5.000	03/01/2042	1,039,380
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000	4.000	07/01/2039	1,591,275
1,650,000	5.000	07/01/2039	1,894,827
1,035,000	4.000	07/01/2044	1,080,757
1,160,000	5.000	07/01/2044	1,320,950
2,000,000	5.000	07/01/2049	2,271,120

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
$1,000,000	4.500%	09/01/2030	$ 1,038,310
2,000,000	5.000	09/01/2037	2,136,780
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (AA/NR)
8,500,000	5.000	01/01/2049	10,269,020
4,250,000	4.000	01/01/2055	4,671,685
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (BBB/NR)
16,000,000	5.000	01/01/2049	19,174,240
4,500,000	4.000	01/01/2055	4,861,035

			57,375,811

Ohio – 4.2%
Bowling Green City Student Housing RB for CFP I LLC - Bowling Green State University Project Series 2010 (NR/NR)(e)
7,000,000	6.000	06/01/2020	7,140,770
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 1st Subordinate Series 2007 B (BBB+/NR)(b)
292,520,000	0.000	06/01/2047	20,640,211
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 2nd Subordinate Series 2007 C (NR/NR)(b)
686,320,000	0.000	06/01/2052	36,622,035
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
2,605,000	5.875	06/01/2047	2,617,061
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (CCC+/Ca)
88,930,000	5.125	06/01/2024	89,050,056
100,000	5.375	06/01/2024	100,406
37,195,000	5.875	06/01/2030	37,392,877
2,140,000	5.750	06/01/2034	2,150,679
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (CCC+/Caa3)
23,905,000	6.250	06/01/2037	24,663,267
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000	5.250	11/01/2037	2,700,960
2,700,000	5.250	11/01/2047	2,989,764
2,320,000	5.250	11/01/2050	2,563,994
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (BB/Ba3)
22,320,000	5.375	09/15/2027	22,383,389
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (BB+/NR)
550,000	4.000	09/01/2040	577,302
825,000	4.000	09/01/2045	856,531
1,075,000	5.000	09/01/2049	1,226,242
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (BBB-/Baa3)
29,500,000	8.223	02/15/2040	39,979,580
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
6,250,000	5.000	02/15/2037	7,196,125
7,500,000	5.000	02/15/2042	8,535,300
7,500,000	4.750	02/15/2047	8,153,925
1,500,000	5.000	02/15/2057	1,688,535
1,000,000	5.500	02/15/2057	1,163,740
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (BBB-/NR)
2,500,000	5.000	12/01/2044	2,927,525
5,000,000	5.000	12/01/2051	5,818,550

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB-/NR)
$2,000,000	5.000%	01/01/2042	$ 2,127,320
1,610,000	5.000	01/01/2046	1,710,110
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (BB+/Ba2)
8,000,000	5.000	02/15/2048	8,539,440
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(d)
2,400,000	3.750	01/15/2028	2,591,688
2,880,000	4.250	01/15/2038	3,103,286
18,110,000	4.500	01/15/2048	19,552,824
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (BB+/Ba1)
4,140,000	3.250	09/01/2029	4,272,397
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(d)
1,075,000	5.000	12/01/2033	1,192,379
2,085,000	5.000	12/01/2038	2,278,843
5,000,000	5.000	12/01/2048	5,345,050

			379,852,161

Oklahoma – 0.8%
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (A-/Baa1)
1,075,000	4.000	09/01/2045	1,158,076
1,000,000	5.000	09/01/2045	1,181,420
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (AA/A2)
2,400,000	4.000	08/15/2052	2,617,488
2,500,000	4.125	08/15/2057	2,730,300
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
15,000,000	5.500	08/15/2052	17,880,750
9,500,000	5.500	08/15/2057	11,245,055
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
2,680,000	5.500	12/01/2035	2,938,191
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/2035	26,641,062
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(f)(g)
3,400,000	5.000	06/01/2025	3,816,092

			70,208,434

Oregon – 0.0%
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (NR/A3)(d)
860,000	5.000	11/01/2039	1,000,249

Pennsylvania – 2.8%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB-/NR)
1,500,000	5.000	09/01/2030	1,586,295
1,000,000	5.000	09/01/2035	1,051,980
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
32,000,000	4.000	04/01/2044	34,248,960
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B/B3)
3,900,000	4.875	11/01/2024	4,070,898
2,500,000	5.125	05/01/2030	2,670,400

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba3)(d)
$2,000,000	5.000%	05/01/2027	$ 2,325,560
1,400,000	5.000	05/01/2032	1,614,746
6,950,000	5.000	05/01/2042	7,794,842
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (NR/Ba3)(d)
250,000	5.000	05/01/2028	294,910
1,000,000	5.000	05/01/2033	1,166,410
2,750,000	5.000	05/01/2042	3,113,550
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2012 A (NR/Baa3)
18,000,000	5.000	05/01/2042	18,915,300
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
1,150,000	5.000	10/01/2037	1,289,874
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (NR/Baa3)
500,000	5.000	08/01/2035	539,320
1,000,000	5.000	08/01/2045	1,066,390
Clairton Municipal Authority Sewer RB Series 2012 B (BBB+/NR)
1,000,000	5.000	12/01/2042	1,077,510
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A/A1)
1,900,000	5.000	06/01/2034	2,308,747
1,900,000	5.000	06/01/2035	2,299,475
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (AA/A1)
6,000,000	4.000	06/01/2039	6,626,460
County of Allegheny GO Notes Refunding Series 2007 C-59B (AGM) (AA/Aa3)(c)
	(3 Mo. LIBOR + 0.55%),
740,000	1.829	11/01/2026	738,098
Cumberland County Municipal Authority RB for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
1,500,000	5.000	01/01/2038	1,641,105
Doylestown Hospital Authority RB Series 2019 A (BBB-/Ba1)
1,250,000	4.000	07/01/2045	1,304,687
2,375,000	5.000	07/01/2049	2,721,418
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000	5.000	12/01/2043	1,196,294
900,000	5.000	12/01/2048	975,771
1,750,000	5.000	12/01/2053	1,892,485
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa3)(c)
	(3 Mo. LIBOR + 0.77%),
52,950,000	2.050	05/01/2037	51,626,250
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (AA-/Aa3)
1,300,000	4.000	06/01/2044	1,444,963
2,300,000	5.000	06/01/2044	2,793,902
5,700,000	4.000	06/01/2049	6,294,738
4,150,000	5.000	06/01/2049	5,009,424
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (BB+/NR)
1,400,000	5.000	04/01/2027	1,459,346
1,500,000	5.000	04/01/2033	1,551,030
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (BB+/NR)
1,900,000	5.000	11/01/2044	2,099,443
2,100,000	5.000	11/01/2049	2,313,675
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (BBB+/NR)
945,000	5.000	05/01/2044	1,109,392
1,245,000	5.000	05/01/2049	1,456,862

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority RB for CarbonLite P LLC Project Series 2019 (AMT) (NR/NR)(d)
$5,725,000	5.750%	06/01/2036	$ 6,097,011
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB+/Baa3)
7,400,000	6.250	01/01/2032	7,530,536
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (BB-/B1)
2,460,000	8.000	05/01/2029	2,509,126
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (ASSURED GTY) (AA/WR)(c)
	(3 Mo. LIBOR + 0.60%),
10,880,000	2.006	07/01/2027	10,853,344
	(3 Mo. LIBOR + 0.65%),
10,750,000	2.056	07/01/2039	10,241,310
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB-/NR)
4,000,000	5.000	05/01/2042	4,175,520
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (NR/Baa3)
365,000	5.000	07/01/2031	420,666
400,000	5.000	07/01/2035	457,380
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A-/A3)
3,875,000	5.250	06/01/2047	4,602,415
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
1,375,000	5.000	06/15/2050	1,437,301
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
500,000	5.000	07/01/2028	590,365
2,000,000	5.000	07/01/2029	2,353,780
3,000,000	5.000	07/01/2030	3,518,730
2,615,000	5.000	07/01/2031	3,060,047
1,000,000	5.000	07/01/2032	1,167,040
4,425,000	5.000	07/01/2033	5,148,399
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
1,020,000	5.000	11/15/2021	1,053,344
2,450,000	5.000	11/15/2028	2,549,151
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,274,306
2,325,000	5.000	01/01/2038	2,669,379
Washington County Redevelopment Authority RB Refunding for Victory Center Tax Increment Financing Project Series 2018 (BB/NR)
1,000,000	5.000	07/01/2028	1,064,670
1,000,000	5.000	07/01/2035	1,061,520

			255,525,850

Puerto Rico – 6.1%
Commonwealth of Puerto Rico Public Improvement GO Unlimited Refunding Bonds Series 2011 E (NR/Ca)(i)
2,000,000	6.000	07/01/2029	1,547,500
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (NR/Ca)
7,495,000	6.000	07/01/2044	7,626,162
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (NR/Ca)
115,000	4.500	07/01/2027	117,185
370,000	5.000	07/01/2030	383,967

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 A (NR/Ca)(i)
$115,000	5.250%	07/01/2030	$ 92,862
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)(i)
65,870,000	8.000	07/01/2035	41,909,788
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (NR/Ca)(i)
5,185,000	5.500	07/01/2039	3,707,275
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
360,000	5.250	07/01/2041	405,608
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/C)
28,730,000	5.250	07/01/2038	31,286,395
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
300,000	5.250	07/01/2033	339,246
680,000	5.250	07/01/2034	769,842
1,905,000	5.250	07/01/2036	2,153,774
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 (NR/C)(i)
215,000	5.000	07/01/2028	29,025
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)
1,560,000	5.500	07/01/2023	1,681,477
1,995,000	5.500	07/01/2027	2,217,064
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (NR/Ca)(i)
4,000,000	5.250	07/01/2032	3,230,000
4,035,000	5.250	07/01/2037	3,258,262
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2011 C (NR/Ca)(i)
155,000	6.000	07/01/2035	117,994
205,000	6.500	07/01/2040	159,643
Puerto Rico Electric Power Authority RB Refunding Series 2005 SS-RSA-1 (D/NR)(i)
130,000	4.625	07/01/2030	98,150
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(c)
	(3 Mo. LIBOR + 0.52%),
52,372,000	1.926	07/01/2029	51,717,350
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL-RE) (NR/Baa2)
435,000	5.250	07/01/2035	474,107
Puerto Rico Electric Power Authority RB Refunding Series 2010 DDD-RSA-1 (D/NR)(i)
80,000	3.500	07/01/2020	59,100
155,000	3.625	07/01/2021	114,506
60,000	3.750	07/01/2022	44,325
390,000	3.875	07/01/2023	288,113
Puerto Rico Electric Power Authority RB Refunding Series 2010 DDD-RSA-1 (NR/NR)(i)
215,000	3.300	07/01/2019	153,187
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (NR/Ca)(i)
1,000	5.000	07/01/2024	738
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (D/NR)(i)
260,000	4.250	07/01/2020	196,300
25,000	5.250	07/01/2020	19,000
80,000	4.375	07/01/2021	60,400
100,000	4.375	07/01/2022	75,500
65,000	5.000	07/01/2022	49,237
190,000	4.500	07/01/2023	143,925
125,000	5.000	07/01/2024	94,688
90,000	4.625	07/01/2025	68,175

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)(i)
$65,000	3.700%	07/01/2017	$ 46,312
1,230,000	5.000	07/01/2017	910,200
145,000	4.250	07/01/2018	105,488
3,130,000	5.000	07/01/2019	2,316,200
Puerto Rico Electric Power Authority RB Series 2007 TT-RSA-1 (D/NR)(i)
1,295,000	5.000	07/01/2032	980,962
1,385,000	5.000	07/01/2037	1,049,138
Puerto Rico Electric Power Authority RB Series 2007 TT-RSA-1 (NR/NR)(i)
300,000	4.200	07/01/2019	218,250
Puerto Rico Electric Power Authority RB Series 2008 WW-RSA-1 (D/NR)(i)
2,000,000	5.500	07/01/2020	1,525,000
3,765,000	5.250	07/01/2033	2,861,400
Puerto Rico Electric Power Authority RB Series 2010 AAA (NR/Ca)(i)
4,000	5.250	07/01/2027	2,960
4,000	5.250	07/01/2028	2,960
Puerto Rico Electric Power Authority RB Series 2010 AAA-RSA-1 (D/NR)(i)
130,000	5.250	07/01/2023	98,800
1,485,000	5.250	07/01/2027	1,128,600
2,115,000	5.250	07/01/2028	1,607,400
Puerto Rico Electric Power Authority RB Series 2010 BBB-RSA-1 (D/NR)(i)
90,000	5.400	07/01/2028	67,163
Puerto Rico Electric Power Authority RB Series 2010 CCC-RSA-1 (D/NR)(i)
80,000	5.000	07/01/2022	60,600
90,000	4.250	07/01/2023	67,950
60,000	4.500	07/01/2023	45,450
50,000	4.600	07/01/2024	37,875
210,000	4.625	07/01/2025	159,075
900,000	5.000	07/01/2025	681,750
25,000	5.000	07/01/2026	18,937
40,000	4.800	07/01/2027	30,300
Puerto Rico Electric Power Authority RB Series 2010 EEE-RSA-1 (D/NR)(i)
1,175,000	5.950	07/01/2030	887,125
4,620,000	6.050	07/01/2032	3,505,425
115,000	6.250	07/01/2040	87,544
Puerto Rico Electric Power Authority RB Series 2010 XX-RSA-1 (D/NR)(i)
20,000	4.875	07/01/2027	15,150
7,590,000	5.250	07/01/2040	5,768,400
Puerto Rico Electric Power Authority RB Series 2010 YY-RSA-1 (D/NR)(i)
2,130,000	6.125	07/01/2040	1,618,800
Puerto Rico Electric Power Authority RB Series 2012 A-RSA-1 (D/NR)(i)
1,905,000	4.800	07/01/2029	1,435,894
14,720,000	5.000	07/01/2042	11,150,400
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (D/NR)(i)
715,000	7.250	07/01/2030	563,956
5,210,000	7.000	07/01/2033	4,076,825
6,190,000	7.000	07/01/2040	4,843,675
Puerto Rico Electric Power Authority RB Series 2016 A4-RSA-1 (NR/NR)(i)
747,236	10.000	07/01/2019	610,865
Puerto Rico Electric Power Authority RB Series 2016 B4-RSA-1 (NR/NR)(i)
747,235	10.000	07/01/2019	610,865
Puerto Rico Electric Power Authority RB Series 2016 E-1-RSA-1 (NR/NR)(i)
5,036,850	10.000	01/01/2021	4,306,507
Puerto Rico Electric Power Authority RB Series 2016 E-2-RSA-1 (NR/NR)(i)
5,036,850	10.000	07/01/2021	4,306,507
Puerto Rico Electric Power Authority RB Series 2016 E-3-RSA-1 (NR/NR)(i)
1,678,950	10.000	01/01/2022	1,435,502
Puerto Rico Electric Power Authority RB Series 2016 E-4-RSA-1 (NR/NR)(i)
1,678,950	10.000	07/01/2022	1,435,502
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (NR/Baa2)
1,235,000	5.250	07/01/2035	1,339,679
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (NR/C)
3,815,000	5.250	07/01/2031	4,180,859

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
$265,000	5.250%	07/01/2034	$ 300,012
18,105,000	5.250	07/01/2036	20,468,789
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (NR/Baa2)
1,245,000	5.250	07/01/2033	1,345,160
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-RE-IBC) (NR/Baa2)
4,920,000	4.750	07/01/2038	4,926,445
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (NR/C)(b)
4,785,000	0.000	07/01/2034	2,362,642
3,750,000	0.000	07/01/2035	1,744,950
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 P (COMWLTH GTD) (NR/Ca)(i)
1,000,000	6.125	07/01/2023	912,500
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(b)
1,796,000	0.000	07/01/2024	1,576,349
6,880,000	0.000	07/01/2027	5,493,611
4,736,000	0.000	07/01/2029	3,514,302
4,313,000	0.000	07/01/2031	2,961,176
10,295,000	0.000	07/01/2033	6,549,473
76,577,000	0.000	07/01/2046	20,515,744
39,344,000	0.000	07/01/2051	7,678,769
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
124,901,000	4.329	07/01/2040	126,614,642
562,000	4.536	07/01/2053	574,291
12,249,000	4.784	07/01/2058	12,722,301
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
3,939,000	4.500	07/01/2034	4,203,189
3,447,000	4.550	07/01/2040	3,568,748
24,351,000	4.750	07/01/2053	25,422,931
66,814,000	5.000	07/01/2058	70,891,658

			545,239,802

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. RB Refunding for Care New England Series 2013 A (BBB-/NR)(e)
2,500,000	6.000	09/01/2023	2,931,475
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC-/NR)(b)
124,220,000	0.000	06/01/2052	15,624,392

			18,555,867

South Carolina – 0.2%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
3,155,000	6.875	11/01/2035	3,164,276
South Carolina Jobs - Economic Development Authority Hospital RB Refunding for Palmetto Health Series 2011 A (AGM) (AA/WR)(e)
4,000,000	6.500	08/01/2021	4,332,280
South Carolina Jobs-Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 C (A-/NR)
2,365,000	5.000	11/15/2047	2,711,141
South Carolina Public Service Authority RB Tax-Exempt Series 2015 E (A/A2)
7,790,000	5.250	12/01/2055	8,945,802

			19,153,499

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – 0.2%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-2 (BBB+/Baa1)
$1,900,000	5.000%	08/01/2049	$ 2,218,250
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
5,230,000	4.000	07/01/2040	5,600,598
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (A-/Baa1)
1,500,000	5.000	08/15/2042	1,610,085
Johnson City Health & Educational Facilities Board RB for Mountain States Health Alliance Series 2010 A (NR/Baa1)(e)
5,500,000	6.500	07/01/2020	5,644,925
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
2,500,000	5.000	07/01/2040	2,918,700
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (BBB-/NR)
315,000	5.000	10/01/2029	373,848
230,000	5.000	10/01/2034	273,371
375,000	5.000	10/01/2039	438,611
450,000	5.000	10/01/2048	518,297
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(d)
850,000	5.125	06/01/2036	949,858
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (NR/NR)
2,000,000	5.375	12/01/2047	2,098,340

			22,644,883

Texas – 5.0%
Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)(d)
825,000	4.250	09/01/2023	832,615
500,000	4.625	09/01/2028	512,805
2,160,000	5.125	09/01/2038	2,244,045
2,580,000	5.250	09/01/2047	2,681,704
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)(e)
3,250,000	6.200	07/01/2020	3,330,210
Board of Managers, Joint Guadalupe County - City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (BB/NR)
1,950,000	5.250	12/01/2035	2,151,182
2,435,000	5.000	12/01/2040	2,613,461
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 A (A-/Baa1)
3,900,000	5.000	01/01/2045	4,452,552
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (A-/Baa1)
1,600,000	5.000	01/01/2040	1,852,320
2,465,000	5.000	01/01/2046	2,833,246
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 A (A-/Baa1)(h)
3,000,000	5.000	01/01/2044	3,667,170
3,940,000	5.000	01/01/2049	4,787,021
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(d)
2,190,000	6.500	09/01/2048	2,300,310
City of Austin RB for Airport System Series 2019 B (AMT) (A/A1)
15,000,000	5.000	11/15/2048	18,205,200
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(d)
6,000,000	5.125	11/01/2033	6,380,460

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(d)
$400,000	5.500%	09/01/2046	$ 426,040
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
1,125,000	5.625	09/01/2038	1,197,855
1,700,000	5.750	09/01/2047	1,809,514
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#2-3 Project Series 2019 (NR/NR)(d)
2,380,000	4.250	09/01/2049	2,352,178
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Major Improvement Area Project Series 2015 (NR/NR)
3,860,000	7.500	09/01/2045	4,191,342
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Neighorhood Improvement Area #1 Project Series 2015 (NR/NR)
1,790,000	6.250	09/01/2045	1,888,701
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(d)
1,360,000	4.250	08/15/2049	1,373,178
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Series 2018 (NR/NR)(d)
910,000	4.350	08/15/2039	925,807
1,920,000	4.500	08/15/2048	1,953,254
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (AA/NR)
2,050,000	3.250	08/15/2043	2,061,070
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
2,000,000	5.000	09/01/2047	2,109,140
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
1,390,000	4.500	09/01/2037	1,438,192
1,175,000	5.000	09/01/2044	1,241,493
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
2,235,000	4.500	09/01/2032	2,492,651
4,715,000	4.500	09/01/2038	5,170,940
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(d)
1,200,000	4.375	09/01/2049	1,209,828
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (BBB+/NR)
1,500,000	5.000	08/15/2043	1,773,135
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(d)
1,405,000	4.625	09/01/2039	1,451,379
900,000	4.750	09/01/2044	929,538
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(d)
1,225,000	4.875	09/01/2044	1,246,180
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(d)
580,000	4.250	09/15/2039	574,618
945,000	4.500	09/15/2049	941,872
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(d)
850,000	5.000	09/15/2049	847,331
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(d)
295,000	4.500	09/15/2040	294,982
525,000	4.625	09/15/2049	524,969

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(d)
$785,000	4.250%	09/15/2039	$ 804,421
1,240,000	4.375	09/15/2049	1,265,011
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(d)
1,155,000	5.750	09/15/2039	1,180,733
2,055,000	6.000	09/15/2049	2,100,251
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(d)
2,405,000	5.875	09/15/2039	2,458,271
5,000,000	5.125	09/15/2048	5,114,750
3,830,000	6.125	09/15/2048	3,913,838
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(d)
550,000	5.250	09/01/2040	549,268
355,000	5.625	09/01/2040	354,539
560,000	4.125	09/01/2049	562,190
1,510,000	5.375	09/01/2050	1,507,629
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(d)
1,355,000	4.125	09/01/2048	1,396,341
1,465,000	4.500	09/01/2048	1,509,946
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2018 (NR/NR)(d)
2,465,000	4.875	09/01/2048	2,592,465
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(d)
500,000	4.375	09/01/2049	511,655
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
400,000	4.875	09/01/2039	416,880
835,000	5.000	09/01/2049	870,028
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(d)
905,000	4.500	09/01/2039	899,109
1,185,000	5.500	09/01/2039	1,177,866
1,490,000	4.750	09/01/2049	1,478,184
2,140,000	5.750	09/01/2049	2,124,742
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(d)
1,760,000	4.750	09/15/2049	1,762,130
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR)
360,000	4.500	09/01/2023	363,326
780,000	5.000	09/01/2028	799,773
1,935,000	5.600	09/01/2038	2,008,782
2,550,000	5.700	09/01/2047	2,648,608
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Bonds Series 2015 (NR/NR)(d)
3,250,000	5.000	04/01/2032	3,442,465
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(d)
275,000	3.750	08/15/2024	278,006
350,000	4.000	08/15/2029	359,793
1,150,000	4.500	08/15/2035	1,193,217
875,000	5.000	08/15/2044	918,032
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (NR/Baa2)
1,545,000	4.750	05/01/2038	1,629,249
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (NR/Baa2)
5,685,000	4.750	11/01/2042	5,983,860

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(d)
$1,575,000	5.000%	09/01/2027	$ 1,681,171
895,000	5.000	09/01/2032	937,852
1,315,000	5.125	09/01/2037	1,369,415
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(a)
15,140,000	0.000	10/01/2046	16,228,717
11,100,000	0.000	10/01/2047	11,912,853
Grand Parkway Transportation Corp. System Toll RB First Tier Series 2013 A (BBB/NR)
11,850,000	5.500	04/01/2053	13,250,196
Gulf Coast IDA RB for Exxon Mobil Project Series 2012 (AA+/Aaa)(f)(g)
16,415,000	1.700	01/02/2020	16,415,000
Harris County Cultural Education Facilities Finance Corp. RB First Mortgage for Brazos Presbyterian Homes, Inc. Project Series 2013 B (BBB-/NR)(e)
3,030,000	7.000	01/01/2023	3,539,525
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(c)
	(3 Mo. LIBOR + 0.67%),
23,855,000	1.950	08/15/2035	22,842,594
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(d)
1,340,000	4.500	09/01/2039	1,366,251
1,800,000	4.750	09/01/2049	1,841,922
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
595,000	3.750	09/01/2032	636,430
510,000	3.875	09/01/2037	545,685
955,000	4.000	09/01/2047	1,015,585
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (BB/NR)
15,835,000	5.000	07/15/2028	18,929,792
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (BB/Ba3)
10,000,000	6.625	07/15/2038	10,629,300
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (BB/Ba3)
9,250,000	5.000	07/01/2029	10,299,598
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (BB/NR)
9,250,000	5.000	07/15/2035	10,388,213
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (BB/NR)
1,950,000	5.000	12/01/2045	2,082,931
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(d)
510,000	4.500	09/01/2023	515,100
785,000	5.000	09/01/2028	808,103
1,170,000	5.375	09/01/2038	1,220,930
1,930,000	5.125	09/01/2047	2,016,329
1,500,000	5.500	09/01/2047	1,566,030
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(d)
17,350,000	4.625	10/01/2031	18,755,177
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (BBB-/NR)
1,850,000	5.000	09/15/2043	2,062,306
2,800,000	5.000	09/15/2048	3,107,440
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (BB+/NR)(d)
1,465,000	5.000	08/15/2051	1,602,564
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BB/B2)
335,000	5.000	04/01/2031	345,660
300,000	5.000	04/01/2036	305,940

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
$1,000,000	5.000%	04/01/2047	$ 1,076,600
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Texas A&M University at Galveston Collegiate Housing Project Series 2014 A (NR/Baa3)
1,385,000	4.750	04/01/2046	1,405,498
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
8,500,000	5.000	01/01/2048	9,923,665
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A+/A1)
3,000,000	5.000	01/01/2039	3,490,410
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
175,000	5.750	09/15/2036	175,616
460,000	6.000	09/15/2046	462,075
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(d)
825,000	4.125	09/15/2039	821,098
1,445,000	4.375	09/15/2049	1,436,590
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
7,300,000	5.000	05/15/2045	7,861,954
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(c)
	(3 Mo. LIBOR + 0.70%),
6,520,000	1.969	12/15/2026	6,516,153
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/A2)
15,965,000	6.250	12/15/2026	18,789,368
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (BBB/Baa2)
5,000,000	4.000	12/31/2037	5,626,700
3,750,000	4.000	12/31/2038	4,207,800
3,000,000	4.000	12/31/2039	3,356,550
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
3,900,000	5.000	12/31/2050	4,329,078
3,900,000	5.000	12/31/2055	4,317,807
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (NR/Baa3)
5,000,000	6.750	06/30/2043	5,784,400
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (BBB-/Baa3)
5,585,000	5.000	06/30/2058	6,507,195
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (A-/Baa1)
7,850,000	5.000	08/15/2042	8,869,951
Texas Water Development Board RB for Water Implementation Series 2018 B (AAA/NR)
14,145,000	5.000	04/15/2049	17,224,932
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases #2-3 Project Series 2018 (NR/NR)(d)
1,353,000	5.875	09/01/2047	1,440,674
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(d)
1,400,000	5.000	09/01/2047	1,443,932
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
127,000	4.000	12/01/2021	130,651
500,000	4.000	12/01/2027	513,925
1,545,000	4.750	12/01/2035	1,619,948

			448,996,025

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Utah – 0.3%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (NR/NR)
$10,605,000	7.100%	08/15/2023	$ 11,396,239
Salt Lake City Corporation Airport RB Series 2018 A (AMT) (A+/A2)
6,000,000	5.000	07/01/2036	7,235,640
Salt Lake City RB for International Airport Series 2017 A (AMT) (A+/A2)
6,000,000	5.000	07/01/2047	6,973,320

			25,605,199

Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000	5.000	05/01/2047	1,090,090

Virgin Islands – 0.4%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa2)
10,775,000	5.000	10/01/2025	10,839,219
7,910,000	5.000	10/01/2029	7,941,798
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa2)
6,080,000	5.000	10/01/2032	6,095,079
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B/NR)
9,850,000	5.000	10/01/2039	9,732,982
Virgin Islands Public Finance Authority RB Refunding Series 2014 C (AGM-CR) (AA/A2)
3,515,000	5.000	10/01/2039	3,908,926
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/Caa3)
2,000,000	6.000	10/01/2039	1,999,920

			40,517,924

Virginia – 1.2%
Alexandria City IDA for Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2015 (BBB+/NR)
2,700,000	5.000	10/01/2045	2,984,229
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
1,830,000	6.250	03/01/2021	1,905,835
2,000,000	6.625	03/01/2026	2,087,400
7,000,000	6.875	03/01/2036	7,315,910
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B-/B3)
11,680,000	6.706	06/01/2046	11,249,592
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC-/NR)(b)
236,845,000	0.000	06/01/2047	28,546,928
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (CCC-/NR)(b)
34,250,000	0.000	06/01/2047	3,808,942
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
3,950,000	5.000	12/31/2052	4,499,248
22,780,000	5.000	12/31/2056	25,865,551
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB/NR)
3,900,000	5.000	07/01/2034	4,150,536
13,650,000	5.000	01/01/2040	14,485,380
Virginia Small Business Financing Authority Solid Waste Disposal Facilities RB for Covanta Holding Corp. Project Series 2018 (AMT) (B/NR)(d)(f)(g)
1,000,000	5.000	07/01/2038	1,060,420

			107,959,971

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – 1.5%
Central Puget Sound Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax RB Series 2016 S-1 (AAA/Aa1)
$10,000,000	5.000%	11/01/2046	$ 14,623,900
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2010 (NR/Baa2)(e)
4,000,000	5.750	12/01/2020	4,164,360
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
3,790,000	5.000	08/01/2049	4,424,825
Washington State Convention Center Public Facilities District RB Series 2018 (A-/A1)
5,500,000	5.000	07/01/2058	6,460,410
Washington State Convention Center Public Facilities District RB Series 2018 (AA-/Aa3)
16,450,000	5.000	07/01/2048	19,603,794
37,700,000	4.000	07/01/2058	40,693,380
35,975,000	5.000	07/01/2058	42,316,673
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (BB/NR)(d)
1,350,000	5.000	01/01/2049	1,479,937
3,800,000	5.000	01/01/2055	4,144,888

			137,912,167

West Virginia – 0.4%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (BBB/NR)
955,000	3.000	03/01/2035	955,755
2,685,000	3.000	03/01/2037	2,641,127
2,685,000	3.250	03/01/2041	2,664,513
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2010 A (A-/Baa1)
4,750,000	5.375	12/01/2038	4,897,345
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
6,120,000	5.000	01/01/2043	7,159,298
13,000,000	4.125	01/01/2047	13,827,710
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (NR/Baa1)
1,650,000	5.000	09/01/2038	1,996,814
1,525,000	5.000	09/01/2039	1,840,507

			35,983,069

Wisconsin – 0.6%
Public Finance Authority Beyond Boone LLC-Appalachian State University Project RB Bonds Series 2019 A (AGM) (AA/A2)
900,000	5.000	07/01/2044	1,052,118
2,350,000	4.125	07/01/2049	2,547,706
1,300,000	5.000	07/01/2054	1,505,608
1,600,000	5.000	07/01/2058	1,809,296
Public Finance Authority Education RB for North Carolina Leadership Charter Academy, Inc. Series 2019 A (NR/NR)(d)
305,000	4.000	06/15/2029	322,028
385,000	5.000	06/15/2039	412,566
495,000	5.000	06/15/2049	525,200
430,000	5.000	06/15/2054	453,723
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB/Baa3)
5,900,000	4.300	11/01/2030	6,427,637
Public Finance Authority Minnesota College of Osteopathic Medicine Senior RB Series 2019 A-1 (NR/NR)(d)
41,995	5.500	12/01/2048	41,995

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Minnesota College of Osteopathic Medicine Senior Taxable RB Series 2019 A-2 (NR/NR)(d)
$85,207	7.250%	12/01/2048	$ 85,207
Public Finance Authority of Waste Disposal RB Refunding Series 2016 A-4 (AMT) (A-/NR)(f)(g)
7,000,000	2.000	06/01/2021	7,047,670
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (BBB-/NR)
2,600,000	5.200	12/01/2037	3,038,906
1,525,000	5.350	12/01/2045	1,775,131
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(d)
1,950,000	5.000	06/01/2050	2,086,832
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (BBB+/NR)
12,080,000	4.000	01/01/2052	12,700,308
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(d)
1,450,000	5.000	09/01/2049	1,571,220
1,360,000	5.000	09/01/2054	1,460,123
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (BB/NR)(d)
2,680,000	6.125	10/01/2049	2,561,624
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (BBB/NR)
575,000	5.000	11/15/2044	658,369
765,000	5.000	11/15/2049	873,347
Public Finance Authority Student Housing RB for CHF-Cullowhee, LLC-Western Carolina University Project Series 2015 A (BBB-/NR)
3,250,000	5.250	07/01/2047	3,551,860

			52,508,474

Wyoming – 0.4%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A/A3)
32,340,000	3.625	07/15/2039	34,487,053

TOTAL MUNICIPAL BONDS (Cost $8,025,435,377)			$8,778,833,890

Corporate Bonds – 0.3%
Health Care Equipment & Services – 0.3%
CommonSpirit Health
$1,293,000	4.350%	11/01/2042	$ 1,328,084
Prime Healthcare Foundation, Inc. Series B
16,525,000	7.000	12/01/2027	19,758,876

			21,086,960

TOTAL CORPORATE BONDS (Cost $17,416,405)			$ 21,086,960

TOTAL INVESTMENTS – 98.0% (Cost $8,042,851,782)			$8,799,920,850

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%			183,926,813

NET ASSETS – 100.0%			$8,983,847,663

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Zero coupon bond until next reset date.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2019.

(g)	Variable Rate Demand Instruments – rate shown is that which is in effect on December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(h)	When-issued security.

(i)	Security is currently in default.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Investment Abbreviations:
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CA MTG INS	— Insured by California Mortgage Insurance
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SD CRED PROG	— School District Credit Program
SIFMA	— The Securities Industry and Financial Markets Association
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
USD	— United States Dollar
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2019, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at December 31, 2019(b)	Counterparty	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.150%	Bank of America NA	03/20/2023	USD	4,000	$107,808	$(63,838)	$171,646
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.700	0.080	JPMorgan Chase Bank NA	06/20/2021		10,000	243,924	—	243,924
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.150		03/20/2023		9,000	242,566	(143,636)	386,202
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.180		09/20/2023		15,000	451,405	(259,775)	711,180
Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	1.830	0.970		06/20/2021		10,000	129,046	—	129,046
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.190	Morgan Stanley Co., Inc.	12/20/2023		10,000	316,296	(112,497)	428,793
Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	1.000	1.400		12/20/2023		10,000	(137,316)	(304,504)	167,188

TOTAL							$1,353,729	$(884,250)	$2,237,979

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.250%	3 Month LIBOR	12/21/2041	USD 169,400		$(5,182,312)	$(9,844,464)	$4,662,152
2.250	3 Month LIBOR	03/18/2050	374,650	(b)	(13,225,834)	(20,992,978)	7,767,144

TOTAL					$(18,408,146)	$(30,837,442)	$12,429,296

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2019.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 98.5%
Alabama – 1.5%
Alabama Public School & College Authority RB Refunding for Capital Improvement Series 2015 A (AA/Aa1)
$3,385,000	5.000%	05/01/2023	$ 3,815,030
Auburn University General Fee RB Series 2011 A (AA-/Aa2)(a)
35,365,000	5.000	06/01/2021	37,316,087
Black Belt Energy Gas District RB Project 4 Series 2019 A-1 (A/A3)(b)(c)
20,000,000	4.000	12/01/2025	22,356,800
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
75,000	4.000	10/01/2020	76,241
85,000	4.000	10/01/2021	88,239
85,000	4.000	10/01/2022	90,050
Huntsville Health Care Authority RB Series 2010 A (NR/A1)(a)
7,470,000	5.500	06/01/2020	7,602,144
Industrial Development Board PCRB for Alabama Power Company Barry Plant Project RMKT 03/20/17 Series 2007 A (A/A1)(b)(c)
6,100,000	1.850	03/24/2020	6,107,442
Jefferson County RB Refunding Warrants Series 2017 (AA/NR)
3,025,000	5.000	09/15/2021	3,220,990
1,200,000	5.000	09/15/2022	1,317,348
2,000,000	5.000	09/15/2023	2,261,680
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
1,300,000	5.000	10/01/2021	1,377,064
1,745,000	5.000	10/01/2022	1,905,523
Prattville Industrial Development Board RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)(b)(c)
225,000	2.000	10/01/2024	226,971
Prattville Industrial Development Board Recovery Zone Facility RB Refunding for International Paper Company Series 2019 C (BBB/Baa2)(b)(c)
225,000	2.000	10/01/2024	226,971
Selma Industrial Development Board Gulf Opportunity Zone RB Refunding for International Paper Company Series 2019 A (BBB/Baa2)(b)(c)
1,875,000	2.000	10/01/2024	1,891,425
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A/A3)(b)
	(1 Mo. LIBOR + 0.85%),
25,000,000	1.990	06/01/2024	25,040,500
Troy University RB Refunding Series 2019 A (BAM) (AA/A1)
400,000	4.000	11/01/2021	419,664
760,000	4.000	11/01/2022	816,521

			116,156,690

Alaska – 0.6%
Borough of North Slope GO Bonds for General Purpose Series 2018 A (AA/Aa2)
1,055,000	5.000	06/30/2021	1,115,219
1,000,000	5.000	06/30/2023	1,056,300
Borough of North Slope GO Bonds for General Purpose Series 2019 A (AA/Aa2)
16,555,000	5.000	06/30/2021	17,499,960
6,775,000	5.000	06/30/2022	7,408,327
10,220,000	5.000	06/30/2023	11,534,496
Borough of North Slope GO Bonds for Schools Series 2019 B (AA/Aa2)
990,000	5.000	06/30/2023	1,117,334
Municipality of Anchorage GO Refunding Bonds Series 2018 D (AAA/NR)
5,000,000	4.000	09/01/2022	5,378,950
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/A2)
665,000	4.625	06/01/2023	665,971

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Alaska – (continued)
State of Alaska International Airports System RB Refunding Series 2010 A (AMT) (A+/A1)
$1,100,000	5.000%	10/01/2023	$ 1,129,282

			46,905,839

Arizona – 2.4%
Arizona Department of Transportation State Highway RB Series 2013 A (AA+/Aa2)
14,250,000	5.000	07/01/2023	15,609,450
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(d)
	(3 Mo. LIBOR + 0.81%),
59,270,000	2.216	01/01/2037	59,075,594
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
170,000	5.000	11/01/2020	175,503
250,000	5.000	11/01/2021	266,367
250,000	5.000	11/01/2022	274,850
505,000	5.000	11/01/2023	571,004
395,000	5.000	11/01/2024	458,548
340,000	5.000	11/01/2025	404,413
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (BBB+/NR)
675,000	5.000	01/01/2022	715,878
600,000	5.000	01/01/2023	652,398
575,000	5.000	01/01/2024	639,044
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (BBB/NR)
485,000	5.000	01/01/2022	511,728
505,000	5.000	01/01/2023	545,582
560,000	5.000	01/01/2024	617,624
Arizona School Facilities Board COPS Refunding Series 2015 A (AA-/Aa2)
8,000,000	5.000	09/01/2020	8,206,480
Arizona Transportation Board Excise Tax RB Refunding for Regional Area Road Series 2016 (AA+/Aa1)
5,820,000	5.000	07/01/2021	6,158,200
Chandler Industrial Development Authority RB for Intel Corp. Series 2019 (AMT) (A+/A1)(b)(c)
9,365,000	5.000	06/03/2024	10,726,015
City of Phoenix Civic Improvement Corporation RB Refunding Junior Lien Series 2010 A (A+/A1)(a)
24,425,000	5.000	07/01/2020	24,897,135
City of Phoenix Civic Improvement Corporation RB Taxable Refunding for Rental Car Facility Charge Series 2019 B (A/A2)
1,000,000	2.007	07/01/2020	999,950
3,000,000	2.107	07/01/2021	3,003,990
3,150,000	2.163	07/01/2022	3,159,009
2,050,000	2.226	07/01/2023	2,056,519
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (A+/A1)(a)
5,000,000	5.000	07/01/2020	5,096,650
County of Pinal RB Refunding Series 2014 (AA-/NR)
2,465,000	5.000	08/01/2021	2,614,552
Glendale City GO Refunding Bonds Series 2015 (AGM) (AA/A1)
3,000,000	4.000	07/01/2020	3,042,480
3,400,000	4.000	07/01/2021	3,544,704
1,665,000	5.000	07/01/2022	1,824,274
Maricopa County Community College District GO Refunding Bonds Series 2016 (AAA/Aaa)
9,505,000	5.000	07/01/2021	10,058,761
16,400,000	5.000	07/01/2023	18,583,332

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (AA-/Ba2)
$125,000	4.000%	07/01/2023	$ 135,619
135,000	4.000	07/01/2024	148,986

			184,774,639

Arkansas – 0.2%
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (BBB+/NR)
250,000	5.000	08/01/2021	262,502
250,000	5.000	08/01/2022	269,918
235,000	5.000	08/01/2023	260,183
400,000	5.000	08/01/2024	452,916
Fort Smith School District No. 100 GO Bonds for Arkansas Construction Series 2018 A (ST AID WITHHLDG) (NR/Aa2)
1,295,000	3.000	02/01/2021	1,319,463
1,950,000	3.000	02/01/2022	2,023,378
1,510,000	3.000	02/01/2023	1,586,995
Little Rock Arkansas Sewer RB Refunding Series 2015 (NR/Aa3)
1,075,000	3.000	10/01/2020	1,090,007
Pulaski County Little Rock School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (NR/Aa2)
6,050,000	3.000	02/01/2021	6,164,284

			13,429,646

California – 6.2%
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (AMBAC) (BBB+/Baa2)(e)
255,000	0.000	10/01/2020	251,435
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (ETM) (AMBAC) (NR/Aaa)(a)(e)
12,325,000	0.000	10/01/2020	12,224,798
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
500,000	5.000	05/01/2021	526,515
335,000	5.000	05/01/2022	364,604
300,000	5.000	05/01/2023	337,170
265,000	5.000	05/01/2024	307,124
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (AA/Aa3)(b)
(SIFMA Municipal Swap Index Yield + 0.90%),
10,000,000	2.510	05/01/2023	10,169,000
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (AA/Aa3)(b)
(SIFMA Municipal Swap Index Yield + 0.90%),
7,000,000	2.510	05/01/2023	7,118,300
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (AA/NR)(b)
(SIFMA Municipal Swap Index Yield + 1.25%),
15,000,000	2.860	04/01/2027	15,638,250
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2017 C (AA/Aa3)(b)(c)
11,175,000	2.100	04/01/2022	11,384,755
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (BBB-/NR)
255,000	5.000	05/01/2021	266,753
1,000,000	5.000	05/01/2023	1,107,980
535,000	5.000	05/01/2024	607,450

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Infrastructure & Economic Development Bank RB Refunding for The J. Paul Getty Trust Project Series 2013 A-1 (AAA/Aaa)(b)
	(1 Mo. LIBOR + 0.33%),
$20,000,000	1.526%	04/01/2022	$ 20,025,400
California Municipal Finance Authority RB for Anaheim Electric System Distribution Facilities 2nd Lien Qualified Obligations Series 2015 (A+/NR)(b)
(SIFMA Municipal Swap Index Yield + 0.35%),
10,000,000	1.960	12/01/2020	10,003,600
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
1,100,000	5.000	02/01/2020	1,103,311
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
325,000	5.000	10/01/2020	333,947
250,000	5.000	10/01/2021	265,765
250,000	5.000	10/01/2022	274,272
225,000	5.000	10/01/2023	254,068
275,000	5.000	10/01/2024	318,805
275,000	5.000	10/01/2025	326,136
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
150,000	3.000	06/01/2020	151,009
100,000	4.000	06/01/2022	105,942
California State Various Purpose GO Bonds RMKT 11/15/17 Series 2013 B (AA-/Aa2)(b)
(SIFMA Municipal Swap Index Yield + 0.38%),
15,000,000	1.990	12/01/2022	15,038,850
California Statewide Communities Development Authority RB for Irvine East Campus Apartments, CHF-Irvine LLC Series 2017 (NR/Baa1)
1,545,000	5.000	05/15/2021	1,624,753
California Statewide Communities Development Authority RB for Methodist Hospital of Southern California Obligated Group Series 2018 (BBB+/NR)
250,000	5.000	01/01/2020	250,000
300,000	5.000	01/01/2021	310,599
500,000	5.000	01/01/2022	534,855
500,000	5.000	01/01/2023	551,340
California Statewide Communities Development Authority RB Refunding for Irvine East Campus Apartments, CHF-Irvine LLC Series 2016 (NR/Baa1)
1,150,000	5.000	05/15/2020	1,166,088
1,250,000	5.000	05/15/2021	1,314,525
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
275,000	3.000	09/01/2020	278,173
195,000	3.000	09/01/2021	200,103
205,000	3.000	09/01/2022	212,936
210,000	3.000	09/01/2023	220,259
215,000	3.000	09/01/2024	226,877
225,000	4.000	09/01/2025	249,986
Chula Vista Elementary School District GO Bonds Anticipation Notes Series 2019 (AA-/NR)(e)
2,340,000	0.000	08/01/2023	2,247,687
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2017 A-1 (A/NR)
6,000,000	5.000	06/01/2020	6,088,140
5,000,000	5.000	06/01/2021	5,247,000
6,000,000	5.000	06/01/2022	6,491,700
6,000,000	5.000	06/01/2023	6,676,020
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BB-/NR)
13,885,000	3.500	06/01/2036	14,196,857

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (A-/NR)
$1,875,000	3.678%	06/01/2038	$ 1,912,838
Irvine City Limited Obligation Improvement Bonds Reassessment District No. 15-2 Series 2015 (NR/NR)
725,000	4.000	09/02/2020	737,209
775,000	5.000	09/02/2021	819,725
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,765,000	5.000	09/01/2022	1,921,714
1,135,000	5.000	09/01/2023	1,270,610
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
600,000	4.000	09/01/2023	646,896
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
520,000	4.000	09/01/2023	560,643
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
255,000	3.000	09/01/2022	263,124
415,000	4.000	09/01/2023	447,437
Lake Elsinore Public Financing Authority Local Agency RB Refunding for Community Facilities District No. 88-3 Series 2015 B (AGM) (AA/NR)
1,235,000	5.000	09/01/2020	1,268,530
Lake Elsinore Public Financing Authority Local Agency RB Refunding Series 2015 (NR/NR)
785,000	5.000	09/01/2021	827,900
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (A+/Aa3)
27,900,000	5.720	05/01/2027	33,344,127
Los Angeles Unified School District GO Bonds Series KRY 2010 (A+/Aa3)
29,145,000	5.250	07/01/2028	29,748,593
Mizuho Floater & Residual Trust Special Tax Series 2019-MIZ9003 (NR/A1)(b)(c)(f)
24,960,000	1.810	01/09/2020	24,960,000
Natomas Unified School District GO Refunding Bonds Series 2013 (BAM) (AA/A1)
730,000	4.000	09/01/2020	744,629
650,000	4.000	09/01/2021	682,591
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (BBB+/A3)(d)
	(3 Mo. LIBOR + 0.72%),
10,855,000	2.126	07/01/2027	10,743,194
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
380,000	4.000	09/01/2022	399,593
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
1,000,000	4.000	09/01/2020	1,017,160
675,000	5.000	09/01/2021	713,941
800,000	5.000	09/01/2022	870,408
1,835,000	5.000	09/01/2023	2,048,263
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa3)(d)
	3 Mo. LIBOR + 0.53%),
47,675,000	1.808	12/01/2035	45,605,905
San Diego Community College District GO Bonds for Election of 2006 Series 2013 (AAA/Aaa)(g)
42,470,000	0.000	08/01/2041	23,316,030
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2012 A (AMT) (A+/A1)
6,250,000	5.000	05/01/2026	6,814,375

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
State of California GO Bonds for General Obligation High Speed Train Series 2017 A (AA-/Aa2)
$12,400,000	2.367%	04/01/2022	$ 12,573,724
State of California GO Unlimited Various Purpose Bonds Series 2019 A (AA-/Aa2)
29,705,000	2.350	04/01/2022	30,116,711
State of California Various Purpose GO Bonds for Bid Group A Series 2018 (AA-/Aa2)
52,000,000	5.000	10/01/2022	57,673,720
Stockton Public Financing Authority Wastewater RB Series 2019 (A/NR)
8,950,000	1.400	06/01/2022	8,941,140
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (BBB/Baa2)
810,000	4.750	06/01/2023	814,188
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (A/NR)
1,415,000	5.000	06/01/2020	1,437,032
2,500,000	5.000	06/01/2021	2,631,350
2,000,000	5.000	06/01/2022	2,175,580
1,750,000	5.000	06/01/2024	2,016,245
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (BBB+/NR)
750,000	2.250	06/01/2029	762,060
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(d)
	(3 Mo. LIBOR + 0.61%),
3,500,000	1.890	05/15/2030	3,512,845
	(3 Mo. LIBOR + 0.74%),
15,000,000	2.020	05/15/2043	14,347,200
Ventura County Capital Appreciation GO Bonds for Conejo Valley Unified School District for Election of 2014 Series A (AGM) (AA/Aa3)(e)
1,775,000	0.000	08/01/2020	1,762,273

			487,042,640

Colorado – 2.3%
City & County of Denver GO Bonds Series 2019 C (AAA/Aaa)
13,535,000	5.000	08/01/2021	14,369,297
City of Aurora COPS Refunding Series 2019 (AA/Aa1)
1,000,000	5.000	12/01/2020	1,035,060
450,000	5.000	12/01/2021	482,562
325,000	5.000	12/01/2022	360,604
275,000	5.000	12/01/2023	314,611
875,000	5.000	12/01/2024	1,031,187
City of Boulder Water & Sewer RB Refunding Series 2012 (AAA/Aa1)
1,000,000	5.000	12/01/2020	1,035,620
Colorado E-470 Public Highway Authority Senior RB Refunding Series 2015 A (A/A2)
1,000,000	5.000	09/01/2020	1,024,600
Colorado Health Facilities Authority RB for CommonSpirit Health Obligated Group Catholic Health Initiatives Project Series 2013 A (BBB+/Baa1)(a)
2,775,000	5.250	01/01/2023	3,104,587
Colorado Health Facilities Authority RB for CommonSpirit Health Obligated Group Catholic Health Initiatives Project Series 2019 B-1 (BBB+/Baa1)(b)(c)
8,275,000	5.000	08/01/2025	9,560,108
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
3,890,000	5.000	08/01/2025	4,575,146
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
3,995,000	5.000	08/01/2025	4,698,639

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for Covenant Retirement Communities, Inc. Series 2015 A (A-/NR)
$1,000,000	5.000%	12/01/2020	$ 1,032,100
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (ETM) (A-/NR)(a)
400,000	5.000	06/01/2020	406,428
700,000	5.000	06/01/2021	738,115
500,000	5.000	06/01/2022	546,270
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (A+/NR)
3,025,000	5.000	11/01/2020	3,120,620
2,245,000	5.000	11/01/2021	2,399,995
1,800,000	5.000	11/01/2022	1,990,026
1,350,000	5.000	11/01/2023	1,539,432
1,120,000	5.000	11/01/2024	1,312,718
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
965,000	5.000	01/01/2022	1,036,458
795,000	5.000	01/01/2023	882,061
1,500,000	5.000	01/01/2024	1,714,755
Colorado Health Facilities Authority Taxable RB Refunding for Sanford Obligated Group Series 2019 B (A+/NR)
1,000,000	2.075	11/01/2020	999,910
800,000	2.185	11/01/2021	801,376
1,275,000	2.237	11/01/2022	1,277,091
1,250,000	2.396	11/01/2023	1,253,675
Denver City & County Airport RB Refunding for Department of Aviation Series 2019 D (A+/A1)(b)(c)
8,270,000	5.000	11/15/2022	9,149,928
Denver City & County School District No. 1 GO Bonds Series 2012 B (ST AID WITHHLDG) (AA+/Aa1)(a)
24,390,000	5.000	12/01/2022	27,144,850
Denver City & County School District No. 1 GO Refunding Bonds Series 2012 A (ST AID WITHHLDG) (AA+/Aa1)(a)
4,060,000	5.000	12/01/2021	4,362,592
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(f)
2,415,000	5.000	12/01/2020	2,492,739
4,110,000	5.000	12/01/2021	4,382,247
4,315,000	5.000	12/01/2022	4,732,994
4,530,000	5.000	12/01/2023	5,104,766
4,760,000	5.000	12/01/2024	5,496,562
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
110,000	5.000	12/01/2020	113,541
220,000	5.000	12/01/2021	234,573
300,000	5.000	12/01/2022	329,061
Jefferson County School District R-1 GO Bonds Series 2012 (ST AID WITHHLDG) (AA/Aa2)(a)
5,925,000	4.000	12/15/2022	6,431,410
12,040,000	5.000	12/15/2022	13,417,857
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
25,000	5.000	12/01/2021	26,627
50,000	5.000	12/01/2022	54,829
150,000	5.000	12/01/2024	172,829
University of Colorado Enterprise System RB Refunding Series 2019 A-2 (AA+/Aa1)
5,610,000	1.780	06/01/2024	5,550,702
University of Colorado Hospital Authority RB Refunding for University of Colorado Health Obligated Group Series 2019 C (AA/Aa3)(b)(c)
17,145,000	5.000	11/15/2024	19,822,192
University of Colorado Hospital Authority RB Series 2017 C-2 (AA/Aa3)(b)(c)
7,230,000	5.000	03/01/2022	7,674,067

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (AA/NR)(h)
$150,000	5.000%	12/01/2021	$ 155,398
165,000	5.000	12/01/2022	175,550
195,000	5.000	12/01/2023	212,802
200,000	5.000	12/01/2024	223,426
180,000	5.000	12/01/2025	205,144

			180,309,737

Connecticut – 2.7%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
1,250,000	5.000	08/01/2021	1,315,938
1,000,000	5.000	08/01/2023	1,112,300
945,000	5.000	08/01/2024	1,076,676
600,000	5.000	08/01/2025	698,034
City of New Haven GO Bonds Series 2019 A (AGM) (AA/A2)
1,500,000	5.000	08/01/2023	1,686,780
City of New Haven GO Bonds Series 2019 A (BBB+/Baa1)
1,300,000	5.000	08/01/2021	1,368,783
City of New Haven GO Refunding Bonds Series 2019 B (BBB+/Baa1)
600,000	5.000	02/01/2021	621,768
Connecticut State GO Bonds Series 2013 A (A/A1)
5,215,000	5.000	10/15/2023	5,932,480
Connecticut State GO Bonds Series 2015 C (A/A1)(d)
(SIFMA Municipal Swap Index Yield + 0.80%),
10,000,000	2.410	06/15/2020	10,024,200
Connecticut State GO Bonds Series 2015 F (A/A1)
6,615,000	5.000	11/15/2021	7,082,614
5,685,000	5.000	11/15/2022	6,298,412
4,460,000	5.000	11/15/2023	5,086,407
Connecticut State GO Bonds Series 2017 A (A/A1)
1,705,000	5.000	04/15/2022	1,852,005
Connecticut State GO Refunding Bonds Series 2010 D (A/A1)
7,500,000	5.000	10/01/2022	7,712,700
Connecticut State GO Refunding Bonds Series 2017 B (A/A1)
18,110,000	3.000	04/15/2022	18,857,762
Connecticut State Health & Educational Facilities Authority RB for Yale New Haven Health System Series 2014 B (AA-/Aa3)(b)(c)
2,880,000	1.800	07/01/2024	2,928,010
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-3 (AAA/Aaa)(b)(c)
11,260,000	1.800	02/09/2021	11,340,959
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2017 T-2 (AAA/Aaa)(b)(c)
2,440,000	1.650	02/03/2020	2,441,025
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2019 U-1 (AAA/Aaa)(b)(c)
13,300,000	2.000	02/08/2022	13,517,854
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (BBB-/NR)
100,000	5.000	07/01/2021	105,062
400,000	5.000	07/01/2022	434,748
415,000	5.000	07/01/2023	464,335
375,000	5.000	07/01/2024	430,399
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 B-1 (AAA/Aaa)(b)(c)
4,925,000	5.000	07/01/2020	5,019,708
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-2 (AAA/Aaa)(b)(c)
62,750,000	5.000	02/01/2023	69,904,755
New Haven GO Refunding Bonds Series 2015 B (ETM) (BAM) (AA/Baa1)(a)
6,115,000	5.000	08/15/2021	6,496,026

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purpose Build America Bonds Series 2010 B (A+/A1)
$3,780,000	4.576%	11/01/2022	$ 4,025,208
State of Connecticut Special Tax Obligation RB Refunding for Transportation Infrastructure Purposes Series 2011 B (A+/A1)
5,035,000	3.000	12/01/2022	5,204,579
Town of Fairfield GO Bonds Series 2019 (SP-1+/MIG1)
3,435,000	3.000	07/10/2020	3,468,525
University of Connecticut GO Bonds Series 2015 A (A+/A1)
8,640,000	5.000	02/15/2021	9,005,904
West Haven GO Bonds Series 2017 A (BBB/Baa3)
400,000	4.000	11/01/2020	404,840
400,000	4.000	11/01/2021	410,212
415,000	5.000	11/01/2022	442,182
400,000	5.000	11/01/2023	433,456
West Haven GO Bonds Series 2017 B (BBB/Baa3)
390,000	4.000	11/01/2020	394,719
790,000	5.000	11/01/2022	841,745

			208,441,110

Delaware – 0.5%
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (BBB/NR)
475,000	5.000	06/01/2023	526,338
305,000	5.000	06/01/2024	346,209
Delaware State GO Bonds Series 2014 (AAA/Aaa)(a)
15,000,000	5.000	03/01/2022	16,262,550
Delaware State GO Bonds Series 2018 A (AAA/Aaa)
3,250,000	5.000	02/01/2021	3,387,897
3,500,000	5.000	02/01/2022	3,783,990
1,750,000	5.000	02/01/2023	1,959,125
State of Delaware GO Unlimited Bonds Series 2014 (AAA/Aaa)(a)
14,800,000	4.000	03/01/2022	15,730,328

			41,996,437

District of Columbia – 1.2%
District of Columbia RB for KIPP DC Obligated Group Series 2019 (BBB+/NR)
230,000	4.000	07/01/2021	238,397
200,000	5.000	07/01/2023	222,908
District of Columbia RB for National Public Radio, Inc. Series 2010 A (A+/A2)(a)
3,205,000	5.000	04/01/2020	3,234,806
District of Columbia RB Refunding Series 2019 A (AAA/Aa1)
14,170,000	5.000	03/01/2023	15,893,214
5,000,000	5.000	03/01/2024	5,787,900
District of Columbia RB Refunding Series 2019 C (AAA/Aa1)
15,000,000	5.000	10/01/2020	15,435,750
8,000,000	5.000	10/01/2021	8,540,320
10,000,000	5.000	10/01/2022	11,059,400
15,715,000	5.000	10/01/2023	17,961,616
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (AA+/Aa2)(b)(c)
6,675,000	1.750	10/01/2024	6,799,289
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (AA-/Aa3)
4,100,000	5.000	10/01/2029	4,484,129
Metropolitan Washington Airports Authority RB Refunding Series 2015 B (AMT) (AA-/Aa3)
4,750,000	5.000	10/01/2020	4,881,480

			94,539,209

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – 4.2%
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
$325,000	2.000%	05/01/2020	$ 325,448
335,000	2.250	05/01/2021	337,275
340,000	2.250	05/01/2022	342,989
350,000	2.500	05/01/2023	355,929
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (AA/NR)
1,085,000	2.000	05/01/2020	1,086,540
1,110,000	2.125	05/01/2021	1,116,305
1,135,000	2.250	05/01/2022	1,148,870
1,160,000	2.500	05/01/2023	1,187,573
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (A-/NR)
165,000	2.000	05/01/2020	165,412
170,000	2.000	05/01/2021	171,471
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
555,000	2.600	05/01/2020	557,437
570,000	3.000	05/01/2021	582,101
465,000	3.125	05/01/2022	482,414
465,000	3.250	05/01/2023	489,589
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
125,000	2.250	05/01/2020	125,410
130,000	2.250	05/01/2021	131,585
130,000	2.250	05/01/2022	132,306
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
285,000	3.500	05/01/2020	286,918
295,000	3.500	05/01/2021	302,605
305,000	3.500	05/01/2022	317,960
Bonterra Community Development District Special Assessment Bonds Senior Series 2017 A-1 (A-/NR)
180,000	2.000	05/01/2020	180,367
185,000	2.100	05/01/2021	186,550
185,000	2.375	05/01/2022	187,956
190,000	2.500	05/01/2023	194,454
Broward County School Board COPS Series 2017 C (A+/Aa3)
2,070,000	5.000	07/01/2023	2,338,727
Cape Coral Florida Water & Sewer Revenue Special Assessment Refunding Various Areas Series 2017 (AGM) (AA/A2)
925,000	1.900	09/01/2020	927,118
1,165,000	2.125	09/01/2022	1,177,163
1,035,000	2.250	09/01/2023	1,053,992
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (A-/NR)
81,000	3.500	05/01/2020	81,601
85,000	3.500	05/01/2021	87,452
83,000	3.500	05/01/2022	86,974
87,000	3.500	05/01/2023	92,536
40,000	4.000	05/01/2024	43,879
Central Florida Expressway Authority RB Senior Lien Series 2019 A (A+/A1)
360,000	5.000	07/01/2020	366,833
625,000	5.000	07/01/2021	660,650
430,000	5.000	07/01/2022	470,351
1,240,000	5.000	07/01/2023	1,400,518

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Central Florida Expressway Authority RB Senior Lien Series 2019 B (A+/A1)
$500,000	5.000%	07/01/2020	$ 509,490
1,100,000	5.000	07/01/2021	1,162,744
750,000	5.000	07/01/2022	820,380
2,225,000	5.000	07/01/2023	2,513,026
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (BBB/NR)
95,000	3.000	11/01/2020	95,900
95,000	3.000	11/01/2021	96,850
100,000	3.000	11/01/2022	102,897
105,000	3.000	11/01/2023	108,476
105,000	3.500	11/01/2024	111,366
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
220,000	2.000	05/01/2020	220,218
225,000	2.250	05/01/2021	226,586
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
830,000	2.000	05/01/2020	831,038
840,000	2.000	05/01/2021	843,175
860,000	2.125	05/01/2022	867,284
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
119,000	2.375	05/01/2020	119,361
122,000	2.625	05/01/2021	123,699
126,000	2.750	05/01/2022	129,058
Country Greens Community Development District Special Assessment RB Refunding Senior Lien Series 2016 A-1 (A-/NR)
160,000	3.000	05/01/2024	166,818
Country Walk Community Development District Special Assessment Senior Lien RB Refunding Series 2015 A-1 (A-/NR)
185,000	2.750	05/01/2020	185,988
County of Broward RB for Airport System Series 2019 A (AMT) (A+/A1)
3,000,000	5.000	10/01/2020	3,082,590
1,110,000	5.000	10/01/2021	1,181,184
740,000	5.000	10/01/2022	812,690
625,000	5.000	10/01/2023	705,988
945,000	5.000	10/01/2024	1,095,529
County of Broward RB Refunding for Airport System Series 2019 B (AMT) (A+/A1)
920,000	5.000	10/01/2020	945,328
265,000	5.000	10/01/2021	281,994
285,000	5.000	10/01/2022	312,995
215,000	5.000	10/01/2023	242,860
355,000	5.000	10/01/2024	411,548
County of Escambia RB Refunding for International Paper Company, Series 2019 B (BBB/Baa2)(b)(c)
425,000	2.000	10/01/2024	428,723
County of Escambia Solid Waste Disposal System RB for Gulf Power Company First Series 2009 (A/A2)(b)(c)
14,400,000	1.800	11/19/2020	14,462,496
County of Hillsborough Utility RB Refunding Series 2019 (AA+/Aaa)
1,870,000	5.000	08/01/2020	1,912,318
3,490,000	5.000	08/01/2021	3,704,565
1,615,000	5.000	08/01/2022	1,773,690
3,750,000	5.000	08/01/2023	4,253,475
County of Miami-Dade Aviation RB Refunding Series 2012 A (AMT) (A/A2)(a)
8,810,000	5.000	10/01/2022	9,685,890
County of Miami-Dade Florida Transit System RB Refunding Series 2019 (AA/NR)
3,490,000	5.000	07/01/2024	4,073,284

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
County of Miami-Dade RB for Water & Sewer System Series 2010 (AA-/Aa3)(a)
$17,845,000	5.000%	10/01/2020	$ 18,367,323
County of Orange Sales Tax RB Refunding Series 2012 C (AA+/Aa1)
8,885,000	5.000	01/01/2020	8,885,000
County of Osceola Transportation RB Refunding Series 2019 A-1 (BBB+/NR)(h)
300,000	5.000	10/01/2021	318,525
250,000	5.000	10/01/2022	273,848
315,000	5.000	10/01/2023	355,030
300,000	5.000	10/01/2024	346,587
275,000	5.000	10/01/2025	324,346
Double Branch Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A/NR)
250,000	3.000	05/01/2020	251,555
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
1,465,000	2.000	05/01/2020	1,466,641
1,495,000	2.125	05/01/2021	1,504,074
Enclave at Black Point Marina Community Development District Special Assessment Refunding & Improvement Series 2017 (BBB/NR)
120,000	3.000	05/01/2020	120,600
120,000	3.000	05/01/2021	122,261
125,000	3.000	05/01/2022	128,745
130,000	3.000	05/01/2023	135,053
Florida Department of Management Services COPS Refunding Series 2018 A (AA+/Aa1)
10,000,000	5.000	11/01/2022	11,085,200
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(f)
300,000	2.625	12/15/2024	302,181
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 B (AMT) (NR/Aaa)(b)(c)
59,000,000	1.900	03/17/2020	59,064,310
Florida State Full Faith and Credit State Board of Education Public Education Capital Outlay Tax-Exempt Bonds Series 2011 A (AAA/Aaa)
5,860,000	5.000	06/01/2021	5,955,635
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
225,000	2.000	05/01/2020	225,527
230,000	2.000	05/01/2021	231,838
235,000	2.500	05/01/2022	240,290
245,000	2.500	05/01/2023	251,706
245,000	2.500	05/01/2024	252,232
255,000	2.750	05/01/2025	265,090
260,000	3.000	05/01/2026	274,318
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(f)
225,000	3.500	05/01/2020	226,670
235,000	3.500	05/01/2021	241,655
245,000	3.500	05/01/2022	256,270
250,000	3.500	05/01/2023	265,320
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
185,000	4.000	05/01/2020	186,447
190,000	4.000	05/01/2021	195,761
200,000	4.000	05/01/2022	208,994
205,000	4.000	05/01/2023	217,648
Heritage Landing Community Development District Special Assessment Refunding Series 2015 (BBB/NR)
535,000	2.500	05/01/2020	536,541

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
$285,000	2.250%	05/01/2020	$ 285,644
290,000	2.250	05/01/2021	292,236
295,000	2.250	05/01/2022	298,269
305,000	2.500	05/01/2023	311,951
315,000	2.750	05/01/2024	326,365
320,000	3.000	05/01/2025	335,696
Lake Frances Community Development District Special Assessment Refunding Series 2018 (BBB-/NR)
71,000	3.000	05/01/2020	71,388
75,000	3.000	05/01/2021	76,592
79,000	3.000	05/01/2022	81,751
82,000	3.000	05/01/2023	85,920
81,000	3.000	05/01/2024	85,591
84,000	3.000	05/01/2025	89,257
Lakeshore Ranch Community Development District Senior Special Assessment Refunding Series 2019 A-1 (BBB+/NR)
205,000	3.000	05/01/2020	205,896
250,000	3.000	05/01/2021	253,882
135,000	3.000	05/01/2022	138,359
270,000	3.000	05/01/2023	278,813
355,000	3.000	05/01/2024	368,330
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
275,000	3.500	05/01/2020	276,887
290,000	3.500	05/01/2021	297,746
300,000	3.500	05/01/2022	313,236
305,000	3.500	05/01/2023	323,998
320,000	3.500	05/01/2024	344,515
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (AA-/Aa3)(f)
2,510,000	5.000	03/01/2020	2,525,637
2,635,000	5.000	03/01/2021	2,741,955
2,770,000	5.000	03/01/2022	2,978,941
Miami-Dade County Industrial Development Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2018 A (AMT) (A-/NR)(b)
(SIFMA Municipal Swap Index Yield + 0.80%),
15,065,000	2.410	11/01/2021	15,085,338
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (BBB/NR)(f)(h)
105,000	3.500	05/01/2021	106,753
110,000	3.500	05/01/2022	112,972
115,000	3.500	05/01/2023	119,219
120,000	3.500	05/01/2024	125,434
125,000	3.500	05/01/2025	131,471
North Broward Hospital District RB Refunding for Broward Health Series 2017 B (BBB+/Baa2)
1,025,000	5.000	01/01/2020	1,025,000
1,000,000	5.000	01/01/2021	1,032,910
1,000,000	5.000	01/01/2022	1,064,410
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (A+/NR)
185,000	3.750	05/01/2024	196,474
Orange County School Board COPS Series 2012 B (AA/Aa2)(a)
18,775,000	5.000	08/01/2022	20,656,067
Orlando & Orange County Expressway Authority RB Series 2010 C (A+/NR)(a)
12,880,000	5.000	07/01/2020	13,128,970
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A/NR)
1,375,000	5.000	04/01/2020	1,386,729

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Orlando Utilities Commission, Utility System RB Refunding Series 2017 A (AA/Aa2)(b)(c)
$7,340,000	3.000%	10/01/2020	$ 7,441,953
7,000,000	5.000	10/01/2020	7,200,690
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
185,000	3.000	11/01/2020	187,164
190,000	3.000	11/01/2021	194,771
195,000	3.000	11/01/2022	202,506
205,000	3.000	11/01/2023	214,717
210,000	3.000	11/01/2024	222,098
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
85,000	3.500	05/01/2021	86,504
85,000	3.500	05/01/2022	87,410
90,000	3.500	05/01/2023	93,583
95,000	3.500	05/01/2024	99,557
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
235,000	3.500	05/01/2023	243,512
245,000	3.500	05/01/2024	255,520
255,000	3.500	05/01/2025	267,199
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
300,000	4.000	05/01/2020	301,851
405,000	4.000	05/01/2021	414,963
420,000	4.000	05/01/2022	437,233
435,000	4.000	05/01/2023	459,825
Reunion East Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
670,000	4.000	05/01/2020	674,181
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
365,000	2.000	05/01/2020	365,938
375,000	2.000	05/01/2021	378,341
385,000	2.500	05/01/2022	394,290
395,000	2.500	05/01/2023	406,716
405,000	2.500	05/01/2024	418,154
415,000	2.750	05/01/2025	432,488
425,000	3.000	05/01/2026	449,697
Sausalito Bay Community Development District Special Assessment Refunding Series 2013 (A-/NR)
100,000	3.000	05/01/2020	100,615
School District of Broward County COPS Series 2012 A (NR/NR)(a)
7,310,000	5.000	07/01/2022	8,000,064
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
390,000	2.250	05/01/2020	390,807
395,000	2.625	05/01/2021	399,562
405,000	2.875	05/01/2022	414,113
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
330,000	2.250	11/01/2020	331,455
330,000	2.250	11/01/2021	332,772
335,000	2.250	11/01/2022	338,565
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (A/NR)
305,000	2.000	05/01/2020	305,522
100,000	2.000	05/01/2021	100,707
100,000	2.125	05/01/2022	101,282
100,000	2.375	05/01/2023	102,203
100,000	2.500	05/01/2024	102,868
100,000	2.750	05/01/2025	104,266
100,000	3.000	05/01/2026	105,872

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB/NR)
$375,000	4.375%	05/01/2021	$ 388,058
390,000	4.500	05/01/2022	413,782
State Board of Administration Finance Corp. RB for Florida Hurricane Catastrophe Fund Finance Corp. Series 2013 A (AA/Aa3)
19,000,000	2.995	07/01/2020	19,121,980
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
250,000	2.000	05/01/2020	250,550
255,000	2.250	05/01/2021	256,328
260,000	2.250	05/01/2022	262,525
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
175,000	2.000	05/01/2020	175,420
180,000	2.250	05/01/2021	182,075
185,000	2.250	05/01/2022	188,112
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
970,000	2.000	05/01/2020	971,281
990,000	2.125	05/01/2021	995,623
1,015,000	2.250	05/01/2022	1,026,246
1,040,000	2.500	05/01/2023	1,064,045
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
115,000	3.500	05/01/2020	115,895
115,000	3.750	05/01/2021	118,665
125,000	3.875	05/01/2022	131,612
125,000	4.000	05/01/2023	131,587
135,000	4.125	05/01/2024	142,987
140,000	4.150	05/01/2025	148,011
145,000	4.250	05/01/2026	153,446
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (A/NR)
125,000	2.600	05/01/2020	125,367
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
160,000	2.000	05/01/2020	160,352
345,000	2.250	05/01/2021	348,478
Venetian Isles Community Development District Special Assessment RB Refunding Series 2013 (A/NR)
240,000	3.000	05/01/2020	241,334
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(f)
305,000	2.500	05/01/2020	306,049
315,000	2.750	05/01/2021	319,946
325,000	3.000	05/01/2022	334,737
335,000	3.100	05/01/2023	349,100
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
655,000	4.500	05/01/2023	687,462
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
330,000	4.000	05/01/2020	332,887
340,000	4.000	05/01/2021	350,401
365,000	4.000	05/01/2022	382,691
385,000	4.000	05/01/2023	410,676
410,000	4.000	05/01/2024	444,042
315,000	4.000	05/01/2025	345,448

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
$200,000	2.250%	11/01/2020	$ 200,702
205,000	2.250	11/01/2021	206,244
210,000	2.250	11/01/2022	211,483
215,000	2.500	11/01/2023	218,343
Volusia County School Board COPS Series 2019 (NR/Aa3)
1,330,000	5.000	08/01/2021	1,410,691
1,080,000	5.000	08/01/2022	1,184,090
1,150,000	5.000	08/01/2023	1,302,663
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
390,000	2.375	05/01/2020	391,400
400,000	2.625	05/01/2021	406,420

			328,499,350

Georgia – 4.9%
Bartow County Development Authority RB for Georgia Power Company Plant Bowen Project First Series 2013 (A-/Baa1)(b)(c)
6,360,000	1.550	08/19/2022	6,341,747
Brookhaven Development Authority RB for Children’s Healthcare of Atlanta Obligated Group Series 2019 A (AA+/Aa2)
1,500,000	5.000	07/01/2022	1,642,320
1,585,000	5.000	07/01/2023	1,793,681
1,500,000	5.000	07/01/2024	1,749,255
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A-/NR)(b)(c)
3,975,000	2.150	06/13/2024	4,039,157
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2012 (A-/Baa1)(b)(c)
6,045,000	1.550	08/19/2022	6,029,223
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fourth Series 1994 (A-/Baa1)(b)(c)
2,115,000	2.250	05/25/2023	2,152,287
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A-/NR)(b)(c)
4,000,000	2.925	03/12/2024	4,185,040
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Vogtle Series 2017 F (A-/Baa1)(b)(c)
29,150,000	3.000	02/01/2023	29,932,969
City of Atlanta Tax Allocation Refunding Bonds for Atlantic Station Project Series 2017 (BBB/A3)
575,000	5.000	12/01/2021	613,893
500,000	5.000	12/01/2022	549,335
500,000	5.000	12/01/2023	565,670
City of Augusta GO Bonds Series 2016 (NR/Aa2)
12,135,000	5.000	10/01/2020	12,486,551
County of Forsyth GO Sales Tax Bonds Series 2019 (AAA/Aaa)
15,435,000	5.000	09/01/2021	16,433,490
15,810,000	5.000	09/01/2022	17,434,794
16,410,000	5.000	09/01/2023	18,706,251
8,025,000	5.000	09/01/2024	9,436,758
De Kalb County School District GO Sales Tax Bonds Series 2017 (ST AID WITHHLDG) (AA+/Aa1)
25,000,000	4.000	10/01/2021	26,249,000
18,845,000	4.000	10/01/2022	20,311,895
De Kalb Private Hospital Authority RB for Children’s Healthcare of Atlanta Obligated Group Series 2019 B (AA+/Aa2)
1,000,000	5.000	07/01/2023	1,131,660
Fayette County Hospital Authority RB Refunding for Piedmont Healthcare, Inc. Obligated Group Series 2019 A (AA-/A1)(b)(c)
1,100,000	5.000	07/01/2024	1,257,025

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Georgia State GO Refunding Bonds Series 2011 E-2 (AAA/Aaa)
$9,265,000	5.000%	09/01/2021	$ 9,869,078
Georgia State GO Refunding Bonds Series 2016 E (AAA/Aaa)
21,500,000	5.000	12/01/2022	23,927,350
Georgia State GO Refunding Bonds Series 2016 F (AAA/Aaa)
20,745,000	5.000	07/01/2022	22,756,435
Georgia State Road & Tollway Authority RB Refunding Series 2011 B (AAA/Aaa)
5,445,000	5.000	10/01/2021	5,815,750
Henry County School District GO Bonds Series 2018 (ST AID WITHHLDG) (AA+/Aa1)
3,250,000	5.000	08/01/2021	3,449,257
5,340,000	5.000	08/01/2022	5,867,592
Main Street Natural Gas, Inc. Gas Supply RB Series 2018 A (NR/Aa2)(b)(c)
38,000,000	4.000	09/01/2023	41,251,280
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
715,000	5.000	05/15/2020	724,309
750,000	5.000	05/15/2021	786,090
1,000,000	5.000	05/15/2022	1,082,480
1,500,000	5.000	05/15/2023	1,668,450
1,500,000	5.000	05/15/2024	1,710,240
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 B (NR/Aa1)(b)(c)
19,350,000	4.000	12/02/2024	21,581,442
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Refunding Series 2018 A (AA+/Aa2)
25,580,000	3.000	07/01/2022	26,777,911
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(d)
(3 Mo. LIBOR + 0.60%),
17,325,000	2.006	10/01/2024	17,245,825
Municipal Electric Authority RB Refunding Series 2019 A (A-/A2)
600,000	5.000	01/01/2021	621,498
1,090,000	5.000	01/01/2022	1,166,017
900,000	5.000	01/01/2023	992,412
Richmond County Development Authority RB Subordinate Series 1991 C (ETM) (NR/Aaa)(a)(e)
10,130,000	0.000	12/01/2021	9,876,547
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)
2,090,000	1.900	08/01/2024	2,095,121
Savannah Economic Development Authority Recovery Zone Facility RB Refunding for International Paper Company Series 2019 A (BBB/Baa2)(b)(c)
425,000	2.000	10/01/2024	428,723

			382,735,808

Guam – 0.3%
A.B. Won Pat International Airport Authority RB Refunding General Series 2019 A (AMT) (BBB+/Baa2)
1,000,000	5.000	10/01/2022	1,088,890
825,000	5.000	10/01/2023	925,172
A.B. Won Pat International Airport Authority Taxable Refunding RB General Series 2019 B (BBB+/Baa2)
3,350,000	3.133	10/01/2024	3,335,327
2,000,000	3.319	10/01/2025	1,989,640
Guam Government Privilege Special Tax Refunding Bonds Series 2015 D (BB/NR)
3,775,000	5.000	11/15/2021	3,992,704
Guam Power Authority RB Series 2010 A (BBB/Baa2)(a)
7,495,000	5.500	10/01/2020	7,737,538

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
$310,000	5.000%	07/01/2021	$ 325,075
500,000	5.000	07/01/2022	539,855
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
400,000	5.000	07/01/2021	419,452
400,000	5.000	07/01/2022	431,884
500,000	5.000	07/01/2023	554,750
400,000	5.000	07/01/2024	454,808
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (A/Baa2)
800,000	5.000	07/01/2022	863,560
500,000	5.000	07/01/2023	554,210

			23,212,865

Hawaii – 0.7%
City & County Honolulu RB for Wastewater System Series 2019 A (AA/Aa2)
255,000	5.000	07/01/2020	259,968
500,000	5.000	07/01/2021	529,130
500,000	5.000	07/01/2022	547,700
200,000	5.000	07/01/2023	226,404
City & County Honolulu RB Refunding for Wastewater System Series 2019 A (AA-/Aa3)
1,380,000	5.000	07/01/2020	1,406,675
City & County Honolulu RB Refunding for Wastewater System Series 2019 B (AA/Aa2)
250,000	4.000	07/01/2020	253,640
720,000	5.000	07/01/2021	761,947
County of Maui GO Refunding Bonds Series 2014 (AA+/Aa1)
4,015,000	5.000	06/01/2020	4,080,364
Hawaii Pacific Health RB for Hawaii Pacific Health Obligated Group Series 2010 A (NR/A1)(a)
11,870,000	5.500	07/01/2020	12,125,086
Hawaii State GO Bonds Series 2011 DZ (NR/NR)(a)
3,185,000	5.000	12/01/2021	3,421,773
Hawaii State GO Bonds Series 2013 EH (NR/NR)(a)
6,125,000	5.000	08/01/2023	6,967,678
Hawaii State GO Refunding Bonds Series 2016 FH (AA+/Aa1)
7,545,000	3.000	10/01/2021	7,799,946
Honolulu City & County GO Bonds Refunding Series 2019 J (AA+/Aa1)
7,720,000	1.967	08/01/2025	7,652,373
Honolulu City & County GO Bonds Series 2012 A (AA+/Aa1)(a)
3,620,000	5.000	11/01/2022	4,016,245
Honolulu City & County GO Bonds Series 2012 B (AA+/Aa1)
3,000,000	5.000	11/01/2022	3,326,460
Honolulu City & County GO Bonds Series 2017 A (AA+/Aa1)
4,370,000	5.000	09/01/2021	4,654,181

			58,029,570

Illinois – 7.4%
Chicago Illinois Board of Education GO Bonds Series 1999 A (FGIC) (NATL-RE-IBC) (BB-/Baa2)
1,820,000	5.250	12/01/2020	1,880,497
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
500,000	5.000	12/01/2022	542,330
3,150,000	5.000	12/01/2023	3,501,603
4,100,000	5.000	12/01/2024	4,663,914
Chicago Illinois Capital Appreciation GO Refunding Bonds and Project Series 2009 C (BBB+/Ba1)(e)
4,645,000	0.000	01/01/2023	4,301,549

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Emergency Telephone System GO Refunding Bonds Series 1999 (NATL-RE) (BBB+/Baa2)
$10,030,000	5.500%	01/01/2023	$ 10,668,911
Chicago Illinois GO Bonds Project and Refunding RMKT 05/29/15 Series 2003 B (BBB+/Ba1)
4,980,000	5.000	01/01/2023	5,354,546
Chicago Illinois GO Bonds Project and Refunding Series 2009 A (BBB+/Ba1)
5,400,000	5.000	01/01/2022	5,400,000
Chicago Illinois GO Bonds Project and Refunding Series 2014 A (BBB+/Ba1)
2,125,000	5.000	01/01/2022	2,238,454
Chicago Illinois GO Refunding Bonds Capital Appreciation Series 2007 C (NATL-RE) (BBB+/Baa2)
4,400,000	5.000	01/01/2030	4,415,356
Chicago Illinois GO Refunding Bonds Series 2012 C (BBB+/Ba1)
14,445,000	5.000	01/01/2022	15,523,608
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
1,495,000	5.000	01/01/2020	1,495,000
2,030,000	5.000	01/01/2021	2,106,024
16,000,000	5.000	01/01/2022	16,854,240
14,445,000	5.000	01/01/2023	15,531,408
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 B (A/NR)
4,260,000	5.000	01/01/2021	4,419,963
Chicago Illinois Sales Tax RB Series 2011 A (NR/WR)(a)
5,000,000	5.250	01/01/2022	5,403,050
Chicago Illinois Sales Tax Refunding RMKT 06/09/15 Series 2002 (ETM) (BBB-/NR)(a)
1,250,000	5.000	01/01/2021	1,297,450
Chicago Illinois Tax Increment Allocation RB Refunding for Pilsen Redevelopment Project Series 2014 A (A+/NR)
1,000,000	5.000	06/01/2020	1,014,020
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Project Series 2008 C (A/NR)
1,000,000	5.000	01/01/2021	1,034,820
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Series 2017 B (A/NR)
2,050,000	5.000	01/01/2021	2,122,426
1,450,000	5.000	01/01/2022	1,548,716
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (A/NR)
600,000	5.000	01/01/2021	621,198
1,660,000	5.000	01/01/2022	1,773,013
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
2,525,000	5.000	11/01/2020	2,599,285
6,000,000	5.000	11/01/2021	6,379,320
Chicago Illinois Waterworks RB Refunding Second Lien Project Series 2017-2 (A/NR)
1,400,000	5.000	11/01/2020	1,439,900
1,000,000	5.000	11/01/2021	1,062,480
Cook County Illinois GO Refunding Bonds Series 2012 C (AA-/A2)
1,000,000	4.000	11/15/2020	1,021,530
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
675,000	4.000	12/01/2020	690,761
710,000	4.000	12/01/2021	744,549
800,000	4.000	12/01/2022	858,848
Cook Kane Lake & McHenry Counties Community College District No. 512 GO Refunding Bonds for William Rainey Harper College Series 2017 B (NR/Aaa)
9,000,000	5.000	12/01/2022	9,972,270

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-1 (AA-/Aa2)(b)(c)
$7,625,000	1.800%	02/13/2020	$ 7,630,185
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-2 (AA-/Aa2)(b)(c)
6,000,000	1.550	02/13/2020	6,002,400
Illinois Finance Authority Charter School RB Refunding & Improvement Bonds for Chicago International Charter School Project Series 2017 A (BBB/NR)
400,000	4.000	12/01/2020	406,636
425,000	4.000	12/01/2021	438,991
300,000	5.000	12/01/2022	322,662
450,000	5.000	12/01/2023	493,470
Illinois Finance Authority RB for Prairie Power, Inc. Project RMKT 05/08/17 Series 2017 A (A/NR)(b)(c)
6,515,000	1.750	05/06/2020	6,523,274
Illinois Finance Authority RB for Trinity Health Credit Group Series 2011 L (AA-/Aa3)(a)
7,020,000	5.000	12/01/2021	7,522,421
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,665,000	3.250	05/15/2022	1,679,352
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (NR/Baa3)
320,000	5.000	09/01/2020	326,755
1,000,000	5.000	09/01/2021	1,051,610
1,000,000	5.000	09/01/2024	1,135,440
600,000	5.000	09/01/2025	694,008
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa1)
255,000	4.000	09/01/2020	258,715
500,000	4.000	09/01/2021	518,080
Illinois Finance Authority RB Refunding for Northwestern Memorial Healthcare Series 2017 B (AA+/Aa2)(b)(c)
8,385,000	5.000	12/15/2022	9,274,397
Illinois Sales Tax Securitization Corp. RB Refunding Series 2017 A (AA-/NR)
300,000	5.000	01/01/2020	300,000
500,000	5.000	01/01/2021	515,755
1,000,000	5.000	01/01/2022	1,062,410
1,500,000	5.000	01/01/2023	1,638,945
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
4,180,000	5.000	01/01/2025	4,778,325
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
1,585,000	5.000	03/01/2021	1,644,105
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
3,995,000	5.500	07/01/2024	4,428,737
2,050,000	5.500	07/01/2025	2,271,687
3,335,000	5.500	07/01/2027	3,688,177
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
8,600,000	5.000	12/01/2020	8,862,472
Illinois State GO Bonds Series 2017 B (BBB-/Baa3)
4,750,000	5.000	12/01/2020	4,894,970
9,000,000	5.000	12/01/2021	9,524,520
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
33,615,000	5.000	11/01/2021	35,489,709
34,695,000	5.000	11/01/2022	37,450,477
34,500,000	5.000	11/01/2023	37,980,015
6,625,000	5.000	11/01/2024	7,396,017
25,000,000	5.000	11/01/2025	28,233,750
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
12,500,000	5.000	05/01/2021	13,023,875

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2018 B (BBB-/Baa3)
$5,000,000	5.000%	05/01/2021	$ 5,209,550
Illinois State GO Refunding Bonds Series 2009 A (BBB-/Baa3)
16,000,000	4.000	09/01/2020	16,029,440
Illinois State GO Refunding Bonds Series 2010 (BBB-/Baa3)
16,490,000	5.000	01/01/2020	16,490,000
Illinois State GO Refunding Bonds Series 2012 (BBB-/Baa3)
1,055,000	5.000	08/01/2021	1,106,589
Illinois State GO Refunding Bonds Series 2013 A (BBB-/Baa3)
2,000,000	5.000	04/01/2021	2,079,860
Illinois State GO Refunding Bonds Series 2016 (BBB-/Baa3)
20,000,000	5.000	02/01/2020	20,053,200
Illinois State GO Refunding Bonds Series 2017 D (BBB-/Baa3)
26,400,000	5.000	11/01/2020	27,125,736
Illinois State Sales Tax RB for Build Junior Obligation Series 2013 (BBB/NR)
12,500,000	5.000	06/15/2021	13,016,750
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 D (BBB/NR)
550,000	4.000	06/15/2021	564,922
Illinois State Toll Highway Authority RB Refunding Senior Series 2018 A (AA-/A1)
2,250,000	5.000	01/01/2023	2,500,605
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 C (AA-/A1)
9,360,000	5.000	01/01/2025	10,997,719
Metropolitan Water Reclamation District of Greater Chicago GO Capital Improvement Bonds Series 2011 B (AA+/Aa2)
2,000,000	5.000	12/01/2023	2,142,700
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (BBB+/NR)(a)
17,325,000	5.500	06/01/2021	18,389,275
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2017 (A/NR)
5,000,000	5.000	06/01/2022	5,425,000
Springfield Electric RB Refunding Senior Lien Series 2015 (A/A3)
2,255,000	5.000	03/01/2021	2,348,921
State of Illinois GO Bonds Series 2010 A (BBB-/Baa3)
240,000	4.000	01/01/2021	245,443
State of Illinois GO Bonds Series 2014 (BBB-/Baa3)
3,280,000	5.000	02/01/2023	3,555,454
State of Illinois GO Bonds Series 2016 (BBB-/Baa3)
15,000,000	5.000	06/01/2023	16,386,450
State of Illinois GO Bonds Series 2017 A (BBB-/Baa3)
10,125,000	5.000	12/01/2023	11,186,809
State of Illinois GO Refunding Bonds Series 2016 (BBB-/Baa3)
2,360,000	5.000	02/01/2023	2,558,193
University of Illinois Board Trustees COPS RB Refunding Series 2016 A (A-/A1)
5,550,000	5.000	08/15/2020	5,675,985
5,000,000	5.000	08/15/2021	5,295,750

			574,327,732

Indiana – 0.5%
Indiana Finance Authority Educational Facilities RB for Indiana University Health, Inc. Obligated Group Series 2011 H (AA/Aa2)(b)(c)
10,590,000	1.650	07/01/2022	10,656,082
Indiana Finance Authority Educational Facilities RB Refunding for Indiana University Health, Inc. Obligated Group Series 2015 B (AA/Aa2)(b)(c)
8,065,000	1.650	07/01/2022	8,115,326
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2012 A (A/A2)
855,000	5.000	05/01/2020	865,551

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority RB for Community Foundation of Northwest Indiana Obligated Group Series 2012 (ETM) (AA-/NR)(a)
$650,000	5.000%	03/01/2020	$ 654,036
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (AA-/Aa3)(b)
(SIFMA Municipal Swap Index Yield + 0.55%),
7,625,000	2.160	11/01/2023	7,654,966
Indiana Health Facility Financing Authority Ascension Health Subordinate Credit Group RB Series 2005 A-9 (NR/NR)(a)(b)(c)
95,000	1.375	10/01/2027	95,013
Kankakee Valley Middle School Building Corp. Ad Valorem Property Tax Refunding Bonds Series 2017 (AA+/NR)
375,000	5.000	07/15/2020	382,774
465,000	3.000	01/15/2021	474,002
290,000	5.000	07/15/2021	307,104
405,000	3.000	01/15/2022	419,515
200,000	5.000	07/15/2022	218,688
300,000	5.000	01/15/2023	333,450
375,000	3.000	07/15/2023	393,668
Rockport City PCRB Refunding for Indiana Michigan Power Co. Project Series 2009 B (A-/A3)
10,000,000	3.050	06/01/2025	10,749,300

			41,319,475

Iowa – 0.1%
Iowa Finance Authority RB Refunding for Iowa Health System Obligation Group Series 2018 B (AA-/A1)
195,000	5.000	02/15/2020	195,848
650,000	5.000	02/15/2021	677,014
600,000	5.000	02/15/2022	646,170
515,000	5.000	02/15/2023	572,253
Iowa Finance Authority State Revolving RB Series 2011 (AAA/Aaa)(a)
5,000,000	5.000	08/01/2021	5,308,200

			7,399,485

Kansas – 0.3%
Sedgwick County Kansas Unified School District No. 259 GO Refunding and Improvement Bonds Series 2015 A (NR/Aa2)
3,010,000	4.000	10/01/2021	3,161,433
State of Kansas Department of Transportation RB Refunding Series 2015 A (AA/Aa2)
15,840,000	2.750	09/01/2023	16,769,174

			19,930,607

Kentucky – 1.9%
City of Owensboro Electric Light & Power System RB Refunding Series 2019 (A-/A3)
650,000	5.000	01/01/2021	673,946
1,125,000	5.000	01/01/2022	1,207,845
800,000	4.000	01/01/2023	859,768
1,400,000	5.000	01/01/2024	1,588,146
2,680,000	4.000	01/01/2025	2,985,627
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A-/A1)(d)
(3 Mo. LIBOR + 0.53%),
15,085,000	1.809	11/01/2027	14,971,561
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (BB+/Baa3)
500,000	5.000	06/01/2020	506,160
1,100,000	5.000	06/01/2021	1,145,507
2,450,000	5.000	06/01/2022	2,621,426
1,000,000	5.000	06/01/2023	1,097,620

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
$685,000	5.000%		08/01/2025	$ 805,649
Kentucky Public Energy Authority Gas Supply RB Series 2018 A (NR/A3)
785,000	4.000		04/01/2020	790,142
775,000	4.000		04/01/2021	799,854
1,210,000	4.000		04/01/2022	1,278,099
13,000,000	4.000	(b)(c)	04/01/2024	14,149,200
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A3)
13,000,000	4.000		04/01/2024	14,149,200
660,000	4.000		06/01/2020	667,168
1,085,000	4.000		12/01/2020	1,111,040
1,080,000	4.000		06/01/2021	1,119,237
1,515,000	4.000		12/01/2021	1,589,265
1,765,000	4.000		06/01/2022	1,871,606
2,420,000	4.000		12/01/2022	2,595,135
3,765,000	4.000		06/01/2023	4,080,319
7,385,000	4.000		12/01/2023	8,078,599
Kentucky Public Energy Authority Gas Supply RB Series 2019 C (A/A3)(b)(c)
20,000,000	4.000		02/01/2028	22,867,200
Kentucky State Turnpike Authority Economic Development Road RB for Revitalization Projects Series 2012 A (A-/Aa3)(a)
3,560,000	5.000		07/01/2022	3,900,692
Kentucky State Turnpike Authority Economic Development Road RB Refunding for Revitalization Projects Series 2014 A (A-/Aa3)
2,940,000	5.000		07/01/2023	3,302,326
Kentucky State Turnpike Authority Economic Development Road RB Refunding for Revitalization Projects Series 2016 A (A-/Aa3)
950,000	2.000		07/01/2020	953,543
Louisville & Jefferson County Metropolitan Government Environmental Facilities RB Refunding for Louisville Gas & Electric Co. Series 2007 A (A/A1)(b)(c)
7,250,000	1.650		06/01/2021	7,278,275
Louisville & Jefferson County Metropolitan Government Environmental Facilities RB Refunding for Louisville Gas & Electric Co. Series 2007 B (A/A1)(b)(c)
3,000,000	1.650		06/01/2021	3,011,700
Louisville & Jefferson County Metropolitan Sewer District RB for Kentucky Sewer & Drainage System Series 2011 A (AA/Aa3)
3,320,000	5.000		05/15/2030	3,546,955
Louisville & Jefferson County Metropolitan Sewer District RB Series 2019 (SP-1+/MIG1)
22,760,000	3.000		10/23/2020	23,088,427
Louisville Water Co. RB Refunding Series 2019 (AAA/Aaa)
9,390,000	5.000		11/15/2023	10,766,292

				145,308,329

Louisiana – 0.8%
East Baton Rouge Sewerage Commission RB Refunding Series 2019 A (AA-/NR)
1,340,000	5.000		02/01/2020	1,344,020
440,000	5.000		02/01/2021	457,992
215,000	5.000		02/01/2022	231,938
135,000	5.000		02/01/2023	150,653
450,000	5.000		02/01/2024	518,206
East Baton Rouge Sewerage Commission RB Refunding Series 2019 B (AA-/NR)
425,000	5.000		02/01/2020	426,275
1,125,000	5.000		02/01/2021	1,171,001
1,395,000	5.000		02/01/2022	1,504,298
1,530,000	5.000		02/01/2023	1,706,425
1,500,000	5.000		02/01/2024	1,726,050

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
$735,000	2.250%	10/01/2021	$ 746,488
850,000	5.000	10/01/2021	903,899
800,000	2.500	10/01/2022	824,880
950,000	5.000	10/01/2022	1,041,428
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2015 (NR/A3)
300,000	4.000	05/15/2020	302,859
Louisiana State GO Bonds Series 2011 A (NR/Aa3)(a)
6,000,000	5.000	09/01/2020	6,154,440
Louisiana State GO Bonds Series 2012 A (AA-/Aa3)
5,000,000	5.000	08/01/2022	5,488,650
St. John Baptist Parish RB Refunding for Marathon Oil Corp. Series 2017 A-1 (BBB/Baa3)(b)(c)
12,160,000	2.000	04/01/2023	12,237,094
St. John Baptist Parish RB Refunding for Marathon Oil Corp. Series 2017 A-2 (BBB/Baa3)(b)(c)
16,650,000	2.100	07/01/2024	16,809,007
State of Louisiana GO Unlimited Refunding Bonds Series 2012 C (AA-/Aa3)
5,050,000	5.000	07/15/2020	5,154,131

			58,899,734

Maine – 0.4%
Maine Governmental Facilities Authority Lease Rental RB Series 2015 B (AA-/Aa3)
1,985,000	4.000	10/01/2020	2,027,241
1,345,000	4.000	10/01/2021	1,411,712
Maine Turnpike Authority RB Refunding Series 2014 (AA-/Aa3)
1,450,000	5.000	07/01/2020	1,477,666
State of Maine GO Bonds Series 2018 D (AA/Aa2)
8,545,000	5.000	06/01/2021	9,011,471
8,000,000	5.000	06/01/2022	8,744,000
4,290,000	5.000	06/01/2023	4,846,542

			27,518,632

Maryland – 2.3%
Baltimore Maryland RB Refunding for Convention Center Hotel Project Series 2017 (BBB-/NR)
500,000	5.000	09/01/2020	511,560
500,000	5.000	09/01/2021	528,670
500,000	5.000	09/01/2022	543,810
County of Baltimore GO Bonds for Build America Bonds Series 2010 C (AAA/Aaa)
2,170,000	3.810	11/01/2023	2,299,592
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2012 (AAA/Aaa)
2,000,000	5.000	08/01/2022	2,199,220
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2017 (AAA/Aaa)
2,825,000	5.000	03/01/2023	3,168,548
County of Montgomery GO Bonds for Consolidated Public Improvement Series 2013 A (AAA/Aaa)(a)
28,805,000	5.000	11/01/2023	33,050,857
County of Montgomery GO Refunding Bonds for Consolidated Public Improvement Series 2017 D (AAA/Aaa)
8,200,000	3.000	11/01/2022	8,632,140
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
685,000	2.625	07/01/2024	685,569

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Howard County GO Bonds Consolidated Public Improvement Project & Refunding Series 2014 A (AAA/Aaa)
$2,590,000	5.000%	02/15/2022	$ 2,802,328
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (A-/Baa1)
8,315,000	1.700	09/01/2022	8,392,579
Maryland Health & Higher Educational Facilities Authority RB Refunding for Meritus Medical Center Obligation Group Series 2015 (BBB/NR)
730,000	4.000	07/01/2020	739,461
Maryland State Department of Transportation RB Refunding for Consolidated Transportation Series 2015 (AAA/Aa1)
19,925,000	5.000	02/15/2020	20,016,256
Maryland State Economic Development Corporation Student Housing RB Refunding for University of Maryland College Park Projects Series 2016 (AGM) (AA/A2)
660,000	4.000	06/01/2021	685,681
Maryland State GO Bonds for State & Local Facilities Loan First Series 2018 A (AAA/Aaa)
10,470,000	5.000	03/15/2022	11,361,730
Maryland State GO Bonds for State & Local Facilities Loan Second Series 2012 B (AAA/Aaa)(a)
17,850,000	4.000	08/01/2020	18,154,521
Maryland State GO Bonds for State & Local Facilities Loan Tax Exempt Second Series 2013 A (AAA/Aaa)(a)
15,820,000	5.000	08/01/2021	16,795,145
State of Maryland Department of Transportation Second Issue RB Series 2013 (AAA/Aa1)
10,265,000	4.000	12/01/2026	10,818,797
State of Maryland Department of Transportation Third Issue RB Series 2015 (AAA/Aa1)
9,855,000	4.000	12/15/2026	10,900,024
State of Maryland GO State and Local Facilities Loan Second Series A Tax Exempt Bonds 2013 (AAA/Aaa)
19,935,000	4.000	08/01/2027	20,813,934
University Maryland System Auxiliary Facility & Tuition RB Series 2018 A (AA+/Aa1)
1,585,000	5.000	04/01/2020	1,600,216
1,595,000	5.000	04/01/2022	1,732,441
1,075,000	5.000	04/01/2023	1,207,558

			177,640,637

Massachusetts – 2.7%
City of Worcester Municipal Purpose Loan GO Bonds Series 2018 A (AA-/Aa3)
4,105,000	5.000	01/15/2021	4,271,622
Commonwealth of Massachusetts GO Bonds Anticipation Notes Series 2019 (SP-1+/MIG1)
50,000,000	4.000	04/23/2020	50,446,000
Commonwealth of Massachusetts GO Bonds Series 2014 A (AA/NR)
9,315,000	5.000	12/01/2041	9,932,026
Commonwealth of Massachusetts GO Bonds Series 2014 A (NR/NR)(a)
9,410,000	5.000	12/01/2021	10,102,106
Massachusetts Clean Water Trust RB State Revolving Green Bonds Series 2017 (AAA/Aaa)
3,795,000	5.000	02/01/2023	4,247,288
Massachusetts Commonwealth Transportation Fund RB for Accelerated Bridge Program Series 2012 A (AA+/Aa1)(a)
10,000,000	5.000	06/01/2021	10,551,700

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group RB Refunding Series 2019 K (A/A3)
$1,200,000	3.000%	07/01/2020	$ 1,210,740
730,000	4.000	07/01/2021	760,405
750,000	4.000	07/01/2022	800,085
750,000	5.000	07/01/2023	843,795
500,000	5.000	07/01/2024	578,335
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
485,000	5.000	07/01/2020	493,381
460,000	5.000	07/01/2021	483,630
875,000	5.000	07/01/2022	948,771
725,000	5.000	07/01/2023	808,825
Massachusetts School Building Authority RB Taxable Refunding Series 2019 B (AA/Aa3)
1,100,000	1.963	10/15/2022	1,100,825
2,305,000	2.078	10/15/2023	2,304,562
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(d)
	(3 Mo. LIBOR + 0.57%),
7,665,000	1.849	05/01/2037	7,575,243
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(d)
	(3 Mo. LIBOR + 0.57%),
11,560,000	1.849	05/01/2037	11,424,632
Massachusetts State GO Refunding Bonds Series 2007 A (AA/Aa1)(d)
	(3 Mo. LIBOR + 0.55%),
38,250,000	1.830	11/01/2025	38,495,947
Massachusetts State Health & Educational Facilities Authority RB for Foundation of Massachusetts Eye & Ear Obligated Group Series 2010 C (NR/WR)(a)
1,500,000	5.375	07/01/2020	1,531,005
Massachusetts Transportation Trust Fund Metropolitan Highway System Senior RB Refunding Series 2019 A (A+/A2)
1,195,000	5.000	01/01/2021	1,239,633
875,000	5.000	01/01/2022	941,596
1,300,000	5.000	01/01/2023	1,447,238
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Series 2019 A (AA/Aa2)(b)(c)
40,050,000	5.000	01/01/2023	44,461,107

			207,000,497

Michigan – 1.9%
Allen Park Public School District GO Refunding Bonds Series 2016 (Q-SBLF) (AA/NR)
3,635,000	5.000	05/01/2021	3,814,860
Allendale Public School GO Refunding Bonds Series 2016 (Q-SBLF) (AA/NR)
1,275,000	5.000	11/01/2022	1,410,354
Charter Township of Bloomfield GO Bonds Refunding Series 2019 (AAA/Aa1)
2,860,000	1.942	05/01/2025	2,816,471
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
800,000	5.000	07/01/2022	868,064
900,000	5.000	07/01/2023	1,006,011

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Detroit Downtown Development Authority Subordinate General RB Refunding for Development Area No. 1 Projects Series 2018 B (AGM) (AA/NR)
$600,000	5.000%	07/01/2020	$ 610,278
1,500,000	5.000	07/01/2021	1,576,845
1,500,000	5.000	07/01/2022	1,627,620
1,500,000	5.000	07/01/2023	1,676,685
500,000	5.000	07/01/2024	573,395
550,000	5.000	07/01/2025	628,633
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Series 2004 A (AGM) (AA/A2)
3,015,000	5.250	07/01/2020	3,074,878
Ecorse Public School District GO Refunding Bonds Series 2019 (Q-SBLF) (NR/Aa1)
2,075,000	2.003	05/01/2024	2,066,057
4,000,000	2.092	05/01/2025	3,969,120
Macomb County Michigan L’anse Creuse Public Schools Unlimited Tax GO Refunding Bonds Series 2015 (Q-SBLF) (AA/NR)
1,315,000	5.000	05/01/2020	1,331,135
Michigan Finance Authority Hospital RB Refunding for Beaumont Health Credit Group Series 2015 A (A+/A1)
2,325,000	4.000	08/01/2020	2,362,479
3,635,000	5.000	08/01/2021	3,851,392
Michigan Finance Authority Hospital RB Refunding for Henry Ford Health System Series 2016 (A/A2)
500,000	5.000	11/15/2021	533,810
Michigan Finance Authority Local Government Loan Program RB for City of Detroit Distributable State Aid Fourth Lien Utgo Refunding Local Project Bonds Series 2016 C-3 (AA-/Aa2)
3,500,000	5.000	04/01/2020	3,530,625
1,510,000	5.000	04/01/2021	1,576,984
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (BB+/NR)
500,000	3.400	10/01/2020	505,060
500,000	3.600	10/01/2021	511,890
500,000	3.800	10/01/2022	521,295
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-3 (AGM) (AA/A2)
5,125,000	5.000	07/01/2021	5,411,026
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (AA/A2)
3,165,000	5.000	07/01/2020	3,224,439
10,000,000	5.000	07/01/2021	10,558,100
9,225,000	5.000	07/01/2022	10,090,674
5,000,000	5.000	07/01/2023	5,650,950

Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-3 (NATL-RE) (AA-/A2)

1,390,000	5.000	07/01/2020	1,416,104
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Series 2015 D-1 (AA-/A2)
375,000	5.000	07/01/2020	382,042
750,000	5.000	07/01/2021	791,858
Michigan Finance Authority Local Government Loan Program RB for Public Lighting Authority Local Project Bonds Series 2014 B (BB+/NR)
1,200,000	5.000	07/01/2020	1,218,756

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2011 (AA-/Aa3)(a)
$5,370,000	5.000%	12/01/2021	$ 5,759,647
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2015 (AA-/Aa3)(a)
5,455,000	5.000	06/01/2022	5,952,932
Michigan Finance Authority State Aid RB Series 2019 A-1 (ST AID WITHHLDG) (A-1+/NR)
1,345,000	4.000	08/20/2020	1,368,672
Michigan Finance Authority State Aid RB Series 2019 A-2 (ST AID WITHHLDG) (A-1/NR)
1,490,000	2.000	08/20/2020	1,497,495
Michigan Flushing Community Schools Unlimited Tax GO Refunding Bonds Series 2015 (Q-SBLF) (NR/Aa1)
500,000	4.000	05/01/2020	504,590
Michigan Municipal Bonds Authority RB for Clean Water Revolving Pooled Project Series 2010 (AAA/NR)(a)
4,850,000	5.000	10/01/2020	4,991,959
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/01/17 Series 2010 F-2 (AA+/Aa2)(b)(c)
2,600,000	1.900	04/01/2021	2,619,500
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/15/17 Series 2010 F-5 (AA+/Aa2)(b)(c)
4,400,000	2.400	03/15/2023	4,538,908
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (NR/Baa2)
2,210,000	5.000	12/31/2023	2,482,338
2,420,000	5.000	06/30/2024	2,750,258
3,500,000	5.000	12/31/2024	4,026,540
Michigan Strategic Fund RB for Waste Management of Michigan, Inc. Series 2001 (A-/NR)(b)(c)
11,700,000	2.850	08/02/2021	11,943,828
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project RMKT 09/01/16 Series 2008 ET-2 (A/Aa3)(b)(c)
2,000,000	1.450	09/01/2021	1,996,400
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(b)(c)
4,000,000	1.450	09/01/2021	3,992,800
Okemos Public Schools GO Bonds Series 2019 (Q-SBLF) (NR/Aa1)
2,380,000	5.000	05/01/2023	2,676,524
2,730,000	5.000	05/01/2024	3,165,217
Pinckney Community Schools Livingston and Washtenaw County GO Refunding Bonds Series 2014 (Q-SBLF) (AA/NR)
2,475,000	5.000	05/01/2020	2,505,121
University of Michigan General RB RMKT 02/26/18 Series 2012 E (AAA/Aaa)(b)
(SIFMA Municipal Swap Index Yield + 0.27%),
3,955,000	1.380	04/01/2022	3,949,542
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2016 A (Q-SBLF) (AA/NR)
1,000,000	5.000	05/01/2021	1,046,090
1,000,000	5.000	05/01/2022	1,080,910
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2018 C (A/A2)
895,000	4.000	12/01/2020	917,715
600,000	5.000	12/01/2021	643,062
500,000	5.000	12/01/2022	554,315

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Western Michigan University RB Refunding Series 2019 A (A/Aa3)
$1,490,000	5.000%	11/15/2022	$ 1,648,536
160,000	5.000	11/15/2023	182,798

			151,983,587

Minnesota – 0.6%
Circle Pines Minnesota Independent School District No. 012 GO Bonds Series 2015 A (SD CRED PROG) (AAA/NR)(e)
700,000	0.000	02/01/2021	689,997
City of Rochester RB for Mayo Clinic Series 2011 C (AA/Aa2)(b)(c)
10,795,000	4.500	11/15/2021	11,458,785
Maple Grove Minnesota Health Care Facilities RB Refunding for Maple Grove Hospital Corp. Series 2017 (NR/Baa1)
500,000	4.000	05/01/2021	516,965
500,000	4.000	05/01/2022	529,050
575,000	5.000	05/01/2023	640,849
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
75,000	3.000	12/01/2020	76,027
75,000	3.000	12/01/2021	77,054
100,000	3.000	12/01/2022	103,990
100,000	3.000	12/01/2023	105,025
100,000	4.000	12/01/2024	110,633
180,000	4.000	12/01/2025	201,055
Minnesota State Various Purpose GO Refunding Bonds Series 2015 A (AAA/Aa1)
9,800,000	5.000	08/01/2021	10,405,640
Minnesota State Various Purpose GO Refunding Bonds Series 2016 D (AAA/Aa1)
6,295,000	5.000	08/01/2021	6,684,031
Shakopee Independent School District No. 720 GO Bonds for School Building Series 2015 A (SD CRED PROG) (NR/Aa2)
2,945,000	5.000	02/01/2020	2,953,540
State of Minnesota GO Bonds Series 2015 A (AAA/Aa1)
9,110,000	5.000	08/01/2020	9,317,161
State of Minnesota State Trunk Highway GO Bonds Series 2015 B (AAA/Aa1)
3,230,000	5.000	08/01/2022	3,551,740

			47,421,542

Mississippi – 0.7%
Mississippi Business Finance Corp. RB for Mississippi Power Co. Project First Series 2010 (A-/NR)(b)(c)
7,725,000	2.750	12/09/2021	7,822,335
Mississippi Business Finance Corp. Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(b)(c)
1,000,000	2.200	06/03/2024	1,012,020
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
9,100,000	2.500	04/01/2022	9,134,125
Mississippi State GO Refunding Bonds Series 2017 B (AA/Aa2)(b)
	(1 Mo. LIBOR + 0.33%),
5,790,000	1.475	09/01/2020	5,791,158
State of Minnesota GO Bonds for Capital Improvement Series 2011 A (AA/Aa2)(a)
21,415,000	5.000	10/01/2021	22,873,147
Warren County Gulf Opportunity Zone RB Refunding for International Paper Company, Series 2018 (BBB/Baa2)(b)(c)
6,800,000	2.900	09/01/2023	7,079,480

			53,712,265

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – 0.2%
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (BBB-/Baa3)
$325,000	5.000%	03/01/2020	$ 326,680
400,000	5.000	03/01/2021	414,208
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (BBB-/NR)
100,000	5.000	09/01/2020	102,125
570,000	5.000	09/01/2023	631,548
600,000	5.000	09/01/2024	680,400
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
1,755,000	5.000	02/15/2020	1,762,968
1,055,000	5.000	02/15/2021	1,100,523
615,000	5.000	02/15/2022	662,730
525,000	5.000	02/15/2023	584,047
390,000	5.000	02/15/2024	446,597
Missouri Southern State University RB Series 2019 A (AGM) (AA/NR)
105,000	5.000	10/01/2024	119,709
125,000	5.000	10/01/2025	145,261
Missouri State Development Finance Board Infrastructure Facilities Leasehold Improvement and RB Refunding for City of Independence Electric System Projects Series 2012 F (A/NR)
1,000,000	4.000	06/01/2020	1,011,400
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for Union Electric Co. Project Series 1992 (A/A2)
5,300,000	1.600	12/01/2022	5,299,735
St. Louis County Rockwood School District GO Refunding Bonds Series 2017 (AAA/NR)
3,995,000	5.000	02/01/2021	4,162,311

			17,450,242

Montana – 0.1%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
240,000	4.000	07/01/2020	243,410
210,000	4.000	07/01/2021	218,971
310,000	5.000	07/01/2022	339,816
Forsyth Montana Pollution Control RB Refunding for Northwestern Corp. Colstrip Project Series 2016 (A-/A3)
8,790,000	2.000	08/01/2023	8,970,898
Gallatin County High School District No. 7 GO Bonds for School Building Series 2017 A (NR/Aa2)
445,000	5.000	12/01/2022	494,698
Montana Facility Finance Authority RB for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
750,000	5.000	01/01/2022	805,695
500,000	5.000	01/01/2023	555,225

			11,628,713

Nebraska – 0.1%
City of Lincoln Electric System RB Refunding Series 2012 (AA/NR)
2,615,000	5.000	09/01/2021	2,783,275
Lincoln County Hospital Authority No. 1 RB Refunding for Great Plains Regional Medical Center Project Series 2012 (A-/NR)
690,000	4.000	11/01/2020	704,359
University of Nebraska Facilities Corp. RB Refunding for University of Nebraska Board of Regents Series 2019 B (AA/Aa1)
6,250,000	4.000	10/01/2022	6,743,563

			10,231,197

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – 0.4%
City of North Las Vegas GO Refunding Bonds for Wastewater Reclamation Series 2019 (BAM) (AA/A2)
$1,000,000	5.000%	06/01/2021	$ 1,052,420
1,970,000	5.000	06/01/2024	2,276,906
Clark County Water Reclamation District GO Refunding Bonds for Water Reclamation Series 2016 (AAA/Aa1)
3,640,000	5.000	07/01/2022	3,991,988
County of Clark RB for Nevada Power Co. Series 2017 (A+/A2)(b)(c)
1,850,000	1.600	05/21/2020	1,851,887
County of Humboldt Nevada Pollution Control RB Refunding for Idaho Power Co. Series 2003 (A-/A1)
12,000,000	1.450	12/01/2024	11,891,640
Las Vegas Valley Nevada Water District GO Refunding Bonds Series 2018 B (AA+/Aa1)
9,010,000	5.000	06/01/2021	9,505,820
Washoe County Sierra Pacific Power Company Project RB Refunding for Nevada Gas & Water Facilities Series 2016 B (A+/A2)(b)(c)
2,160,000	3.000	06/01/2022	2,242,599

			32,813,260

New Hampshire – 0.4%
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2018 A (AMT) (A-/NR)(b)
(SIFMA Municipal Swap Index Yield + 0.75%),
14,550,000	2.360	10/01/2021	14,545,053
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-1 (AMT) (A-/NR)(b)(c)
1,250,000	2.150	07/01/2024	1,261,975
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-2 (AMT) (A-/NR)(b)(c)
5,000,000	2.150	07/01/2024	5,049,300
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-3 (AMT) (A-/NR)(b)(c)
5,000,000	2.150	07/01/2024	5,051,450
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-4 (AMT) (A-/NR)(b)(c)
3,000,000	2.150	07/01/2024	3,031,620

			28,939,398

New Jersey – 5.8%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
220,000	5.000	03/01/2020	221,208
500,000	5.000	03/01/2023	551,920
Burlington County Bridge Commission RB for County of Burlington Series 2019 C-1 (NR/MIG1)
3,250,000	3.000	11/20/2020	3,300,927
Casino Reinvestment Development Authority, Inc. RB Series 2014 (AGM-CR) (AA/A2)
1,470,000	5.000	11/01/2020	1,514,982
City of Jersey GO Bonds Series 2019 A (NR/MIG1)
50,000,000	3.250	01/14/2020	50,030,000
County of Cape May GO Bonds Series 2019 (NR/Aa1)
830,000	4.000	10/01/2021	872,496
2,450,000	4.000	10/01/2022	2,639,336
2,600,000	4.000	10/01/2024	2,938,858
Garden State Preservation Trust Capital Appreciation RB Series 2003 B (AGM) (AA/A2)(e)
5,750,000	0.000	11/01/2021	5,609,183

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
Hudson County New Jersey GO Refunding Bonds Series 2015 (AGM) (AA/Aa3)
$725,000	4.000%	02/15/2020	$ 727,472
1,025,000	4.000	02/15/2021	1,055,689
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (BBB-/NR)
180,000	4.000	07/01/2021	185,868
220,000	4.000	01/01/2022	229,123
225,000	4.000	07/01/2022	235,998
270,000	4.000	01/01/2023	285,201
275,000	4.000	07/01/2023	292,080
320,000	4.000	01/01/2024	341,664
325,000	4.000	07/01/2024	348,293
New Jersey Economic Development Authority RB for School Facilities Construction Series 2017 DDD (BBB+/Baa1)
600,000	5.000	06/15/2020	609,678
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,835,000	4.000	06/01/2021	1,899,317
1,000,000	4.000	06/01/2022	1,059,180
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 K (AMBAC) (BBB+/Baa1)
1,870,000	5.250	12/15/2020	1,937,881
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 N-1 (AMBAC) (BBB+/Baa1)
3,165,000	5.500	09/01/2024	3,689,947
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2013 I (ST APPROP) (BBB+/Baa1)(d)
(SIFMA Municipal Swap Index Yield + 1.25%),
13,315,000	2.860	09/01/2025	13,302,351
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (BBB+/Baa1)
2,345,000	5.000	06/15/2023	2,609,516
6,500,000	5.000	06/15/2024	7,394,335
New Jersey Economic Development Authority State Pension RB Series 1997 B (AGM) (AA/A2)(e)
14,822,000	0.000	02/15/2020	14,792,208
New Jersey Educational Facilities Authority RB Refunding for Stevens Institute of Technology Series 2017 A (BBB+/NR)
315,000	5.000	07/01/2020	320,711
485,000	5.000	07/01/2021	511,399
440,000	5.000	07/01/2022	479,472
New Jersey Health Care Facilities Financing Authority RB for Princeton Healthcare System Issue Series 2016 A (AA/Aa3)
750,000	5.000	07/01/2021	792,660
New Jersey Health Care Facilities Financing Authority RB Refunding for Robert Wood Johnson University Hospital Series 2010 (NR/WR)(a)
5,000,000	5.000	01/01/2020	5,000,000
New Jersey Health Care Facilities Financing Authority RB Refunding for RWJ Barnabas Health Obligated Group Series 2019 B-1 (AA-/A1)(b)(c)
13,480,000	5.000	07/01/2024	15,594,742
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
1,000,000	5.000	07/01/2020	1,016,730
1,000,000	5.000	07/01/2021	1,050,610
1,240,000	5.000	07/01/2022	1,345,177
New Jersey State Turnpike Authority RB Refunding Series 2014 C (A+/A2)
22,035,000	5.000	01/01/2020	22,035,000

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey State Turnpike Authority RB Refunding Series 2017 C-1 (A+/A2)(d)
	(1 Mo. LIBOR + 0.34%),
$1,290,000	1.536%	01/01/2021	$ 1,291,716
New Jersey State Turnpike Authority RB Refunding Series 2017 C-2 (A+/A2)(d)
	(1 Mo. LIBOR + 0.48%),
5,000,000	1.676	01/01/2022	5,021,500
New Jersey State Turnpike Authority RB Refunding Series 2017 C-3 (A+/A2)(d)
	(1 Mo. LIBOR + 0.60%),
15,565,000	1.796	01/01/2023	15,673,799
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(e)
28,425,000	0.000	12/15/2028	22,364,506
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB+/Baa1)
10,000,000	5.000	06/15/2021	10,516,400
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
1,000,000	5.000	06/15/2021	1,051,640
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2005 B (NATL-RE) (BBB+/Baa1)
10,990,000	5.500	12/15/2021	11,855,902
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (AGM-CR) (AA/A2)
25,070,000	5.250	12/15/2022	27,917,701
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (BBB+/Baa1)
15,795,000	5.250	12/15/2020	16,368,358
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(e)
10,715,000	0.000	12/15/2025	9,462,095
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(e)
33,865,000	0.000	12/15/2027	27,976,215
320,000	0.000	12/15/2031	229,158
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2010 D (BBB+/Baa1)
3,110,000	5.000	12/15/2023	3,508,267
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2013 A (BBB+/Baa1)
1,505,000	5.000	06/15/2020	1,529,276
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/Baa1)(a)
5,150,000	5.000	06/15/2021	5,434,280
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (BBB+/Baa1)
7,600,000	5.000	12/15/2024	8,753,376
7,500,000	5.000	12/15/2025	8,769,525
New Jersey Transportation Trust Fund Authority RB Refund for Transportation System Bonds Series 2018 A (BBB+/Baa1)
2,000,000	5.000	12/15/2023	2,256,120
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
5,000,000	5.000	06/15/2021	5,262,600
5,000,000	5.000	06/15/2022	5,424,200
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation Systems Series 2010 D (BBB+/Baa1)
27,140,000	5.250	12/15/2023	30,874,193
New Jersey Transportation Trust Fund Authority RB Subseries 2016 A-1 & Subseries A-2 (A+/Baa1)
11,250,000	5.000	06/15/2023	12,559,162

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation RB Series 2011 B (BBB+/Baa1)(a)
$5,145,000	5.250%	06/15/2021	$ 5,451,282
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (AA/A2)
30,330,000	5.500	12/15/2022	33,993,864
Plainsboro Township GO General Improvement Bonds Series 2016 (AAA/NR)
1,000,000	2.000	08/01/2022	1,023,280
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB/NR)
5,665,000	3.200	06/01/2027	5,781,076
Toms River Board of Education GO Bonds Series 2019 (SCH BD RES FD) (AA-/NR)
2,650,000	2.000	07/15/2022	2,690,651

			449,861,354

New Mexico – 0.8%
City of Albuquerque General Purpose GO Bonds Series 2018 A (AAA/Aa2)
6,480,000	5.000	07/01/2020	6,603,962
6,480,000	5.000	07/01/2021	6,852,600
5,480,000	5.000	07/01/2022	6,005,642
City of Farmington Refunding RB for Public Service Co. of New Mexico of New Mexico Project Series 2016 A (BBB+/Baa2)(b)(c)
2,545,000	1.875	10/01/2021	2,553,424
City of Farmington Refunding RB for Public Service Co. of New Mexico of New Mexico Project Series 2016 B (BBB+/Baa2)(b)(c)
4,425,000	1.875	10/01/2021	4,439,647
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan & Four Corners Projects Series 2016 A (BBB+/Baa2)(b)(c)
4,000,000	1.875	10/01/2021	4,013,240
Farmington City PCRB Refunding for Public Servicing Co. of New Mexico San Juan & Four Corners Projects Series 2016 B (BBB+/Baa2)(b)(c)
11,000,000	1.875	10/01/2021	11,036,410
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project RMKT 06/01/17 Series 2017 B (BBB+/Baa2)(b)(c)
3,750,000	2.125	06/01/2022	3,784,650
New Mexico Finance Authority RB Refunding for State Transportation Commission Series 2012 (AA+/Aa1)
4,040,000	5.000	06/15/2022	4,418,588
New Mexico Finance Authority RB Refunding for State Transportation Senior Lien Series 2010 B (AA+/Aa1)
3,535,000	5.000	06/15/2021	3,735,399
New Mexico State GO Refunding Bonds Series 2017 B (AA/Aa2)
9,485,000	5.000	03/01/2021	9,913,817

			63,357,379

New York – 12.7%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (B+/Ba1)
1,250,000	5.000	07/15/2021	1,311,775
500,000	5.000	07/15/2022	540,095
500,000	5.000	07/15/2023	554,350
City of New York GO Bonds Fiscal 2014 Series D Subseries D-3 (AA/Aa1)(b)(c)
31,795,000	5.000	02/01/2024	35,953,468
City of New York GO Bonds Series 2012 B (AA/Aa1)
6,675,000	5.000	08/01/2023	7,336,292
County of Nassau GO Bonds for General Improvement Series 2017 B (A+/A2)
2,535,000	5.000	04/01/2021	2,656,807
2,345,000	5.000	04/01/2022	2,543,785

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
County of Nassau GO Bonds for General Improvement Series 2018 B (AGM) (AA/A2)
$670,000	5.000%	07/01/2020	$ 682,851
1,000,000	5.000	07/01/2022	1,095,140
County of Nassau GO Bonds Series 2019 A (SP-1+/NR)
10,600,000	5.000	06/01/2020	10,768,328
Long Island Power Authority RB Refunding Series 2014 C (A/A2)(b)
	(1 Mo. LIBOR + 0.75%),
18,300,000	1.946	10/01/2023	18,449,145
Long Island Power Authority RB Series 2019 B (A/A2)(b)(c)
13,675,000	1.650	09/01/2024	13,788,503
Metropolitan Transportation Authority Dedicated Tax Fund Bonds Anticipation Notes Series 2019 A (SP-1+/NR)
25,000,000	5.000	03/01/2022	27,019,250
Metropolitan Transportation Authority RB Anticipating Notes Series 2019 C (SP-1/MIG1)
42,450,000	4.000	07/01/2020	43,029,867
Metropolitan Transportation Authority RB Refunding RMKT 11/01/16 Subseries 2012 G-3 (A/A1)(b)
	(1 Mo. LIBOR + 0.70%),
20,000,000	1.845	02/01/2020	20,006,000
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (A/A1)(b)
	(1 Mo. LIBOR + 0.55%),
26,780,000	1.695	11/01/2022	26,709,301
Metropolitan Transportation Authority RB Refunding Subseries 2016 C-2B (A/A1)(b)(c)
20,675,000	5.000	02/15/2020	20,761,215
Metropolitan Transportation Authority RB Series 2011 B (A/A1)(b)
	(1 Mo. LIBOR + 0.55%),
26,625,000	1.695	11/01/2022	26,554,710
Metropolitan Transportation Authority RB Series 2018 B-1A (SP-1/MIG1)
10,145,000	5.000	05/15/2020	10,286,523
Metropolitan Transportation Authority RB Series 2018 B-1B (SP-1/MIG1)
1,195,000	5.000	05/15/2020	1,211,670
Metropolitan Transportation Authority RB Series 2018 B-2A (SP-1/MIG1)
14,325,000	5.000	05/15/2021	15,032,368
Metropolitan Transportation Authority RB Subseries 2014 D-2 (A/A1)(b)
(SIFMA Municipal Swap Index Yield + 0.45%),
15,000,000	2.060	11/15/2022	14,986,500
Metropolitan Transportation Authority RB Subseries 2018 C-1 (SP-1/MIG1)
69,410,000	5.000	09/01/2020	71,131,368
New York City GO Bonds Fiscal 2008 Series J Subseries J-3 (AA/Aa1)
19,340,000	5.000	08/01/2022	21,256,014
New York City GO Bonds Fiscal 2019 Series A (AA/Aa1)
10,000,000	5.000	08/01/2022	10,990,700
New York City GO Refunding Bonds Series 2015 A (AA/Aa1)
8,640,000	5.000	08/01/2021	9,166,954
New York City Housing Development Corp. Multi-Family RB for Sustainable Neighborhood Series 2018 L-1 (AA+/Aa2)(b)(c)
6,500,000	2.750	12/29/2023	6,753,305
New York City Municipal Water Finance Authority RB for Water & Sewer System Second General Resolution Fiscal 2014 Series AA Subseries AA1 (AA+/Aa1)(b)(c)
22,500,000	1.670	01/02/2020	22,500,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (AAA/Aa1)
23,565,000	2.570	11/01/2023	23,948,403
25,580,000	2.640	11/01/2024	26,099,018
17,885,000	2.740	11/01/2025	18,289,380

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2020 Subseries A-4 (AAA/Aa1)
$7,800,000	1.940%	05/01/2024	$ 7,726,992
43,155,000	2.010	05/01/2025	42,709,209
New York Housing Development Corp. Multi-Family Mortgage RB for Sustainable Neighborhood Bonds Series 2017 Class G-2 (AA+/Aa2)(b)(c)
4,870,000	2.000	12/31/2021	4,889,188
New York State Dormitory Authority General Purpose Personal Income Tax RB Refunding Series 2016 D (AA+/Aa1)
1,150,000	4.000	02/15/2020	1,153,991
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-1 (A-/A3)(b)(c)
10,380,000	5.000	05/01/2022	11,047,849
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-2 (A-/A3)(b)(c)
6,230,000	5.000	05/01/2024	7,035,477
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (AA+/Aa1)
62,305,000	5.000	03/15/2023	69,973,499
New York State Dormitory Authority RB Refunding for New York University Series 2015 A (AA-/Aa2)
1,120,000	4.000	07/01/2020	1,136,643
New York State Dormitory Authority RB Refunding for Northwell Health Obligated Group Series 2019 A (A-/A3)
1,170,000	5.000	05/01/2022	1,271,416
1,040,000	5.000	05/01/2023	1,167,036
New York State Dormitory Authority Sales Tax RB Refunding Series 2015 A (AA+/Aa1)
850,000	5.000	03/15/2021	890,231
New York State Dormitory Authority Sales Tax RB Refunding Series 2018 E Group 1 (AA+/Aa1)
31,815,000	5.000	03/15/2023	35,730,790
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (AA+/Aa1)
710,000	4.900	03/15/2023	768,667
New York State Dormitory Authority State Personal Income Tax RB for General Purpose Series 2019 A (AA+/Aa1)
33,890,000	5.000	03/15/2025	40,355,195
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A3)(c)
27,750,000	2.368	01/31/2020	27,750,000
New York State Energy Research & Development Authority RB Refunding for New York State Electric & Gas Corp. Projects Series 2004 C (A-/A3)(b)(c)
17,000,000	2.625	07/03/2023	17,579,020
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2017 A (AA+/Aa1)
945,000	5.000	03/15/2022	1,025,703
New York State Urban Development Corp. Taxable Refunding RB Series 2017 B (AA+/Aa1)
28,225,000	2.860	03/15/2024	29,081,064
New York State Urban Development Corp. Taxable Refunding RB Series 2017 D-1 (AA+/Aa1)
20,015,000	2.980	03/15/2025	20,860,033
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BBB-/Baa3)
16,995,000	5.000	01/01/2022	18,145,052
16,750,000	5.000	01/01/2023	18,371,567
New York Transportation Development Corp. Special Facility RB Refunding for Terminal One Group Association L.P. Project Series 2015 (AMT) (A-/Baa1)
4,800,000	5.000	01/01/2020	4,800,000
2,310,000	5.000	01/01/2021	2,389,048

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Oyster Bay Public Improvement GO Refunding Bonds Series 2018 (NR/Baa3)
$9,385,000	4.000%	02/15/2021	$ 9,624,693
Rockland County GO Bonds Series 2014 A (AGM) (AA/A2)
3,000,000	5.000	03/01/2020	3,018,780
Rockland County New York GO Refunding Bonds Series 2014 (BAM) (AA/A2)
635,000	3.000	02/15/2020	636,403
Suffolk County New York GO Bonds for Public Improvement Series 2016 B (BAM) (AA/NR)
5,105,000	2.000	10/15/2020	5,133,894
5,200,000	2.000	10/15/2021	5,266,664
Suffolk County New York GO Bonds for Public Improvement Series 2018 A (AGM) (AA/NR)
4,955,000	5.000	06/01/2021	5,212,610
5,005,000	5.000	06/01/2022	5,449,144
Suffolk County New York GO Bonds Series 2020 II (SP-1/NR)(h)
35,230,000	2.500	08/20/2020	35,487,531
Suffolk County New York GO Refunding Serial Bonds Series 2017 A (AGM) (AA/NR)
7,035,000	4.000	02/01/2023	7,614,192
Suffolk County New York GO Refunding Serial Bonds Series 2017 B (AGM) (AA/NR)
6,360,000	4.000	10/15/2023	6,995,873
Suffolk Tobacco Asset Securitization Corp. RB Tobacco Settlement Asset-Backed Bonds Series 2012 B (A/NR)
620,000	5.000	06/01/2020	627,384
Triborough Bridge & Tunnel Authority RB Series 2018 D (AA-/Aa3)(b)
	(SOFR + 0.50%),
25,000,000	1.525	10/01/2020	25,001,250
TSASC Inc., Tobacco Settlement RB Senior Series 2017 A (A/NR)
2,000,000	5.000	06/01/2020	2,029,120
1,000,000	5.000	06/01/2021	1,049,610
TSASC Inc., Tobacco Settlement RB Subordinated Series 2017 B (A-/NR)
1,000,000	5.000	06/01/2020	1,011,040
Utility Debt Securitization Authority Restructuring RB Series 2016 B (AAA/WR)
1,000,000	5.000	12/15/2023	1,077,020

			992,505,963

North Carolina – 2.2%
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Company Series 2019 A (BBB/Baa2)(b)(c)
425,000	2.000	10/01/2024	428,723
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)(b)(c)
450,000	2.000	10/01/2024	453,942
County of Wake GO Bonds for Public Improvements Series 2014 (AAA/Aaa)
7,000,000	5.000	09/01/2020	7,182,280
County of Wake GO Refunding Bonds Series 2016 A (AAA/Aaa)
9,150,000	5.000	03/01/2022	9,919,790
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2014 A (AA+/Aa1)
71,475,000	5.000	10/01/2041	76,823,474
North Carolina Capital Facilities Finance Agency RB Refunding for Duke University Project Series 2014 B (AA+/Aa1)
35,000,000	5.000	10/01/2044	37,578,800
North Carolina State Capital Improvement RB Series 2011 A (ST APPROP) (AA+/Aa1)(a)
10,760,000	5.000	05/01/2020	10,899,557

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina State GO Refunding Bonds Series 2013 D (AAA/Aaa)
$21,000,000	4.000%	06/01/2022	$ 22,464,960
5,590,000	4.000	06/01/2023	6,136,478

			171,888,004

North Dakota – 0.1%
City of Williston RB Refunding for Airport Series 2018 (A+/NR)
600,000	5.000	11/01/2020	617,400
805,000	5.000	11/01/2021	856,045
1,815,000	5.000	11/01/2022	1,986,935
1,655,000	5.000	11/01/2023	1,864,076
2,000,000	4.000	11/01/2024	2,168,960

			7,493,416

Ohio – 1.7%
American Municipal Power, Inc. RB for Hydroelectric Projects Series 2009 C (A/A2)(a)
4,000,000	5.000	02/15/2020	4,018,240
American Municipal Power, Inc. RB for Hydroelectric Projects Series 2010 C (A/A2)
2,720,000	6.973	02/15/2024	3,211,994
American Municipal Power, Inc. RB Refunding for Prairie State Energy Campus Project Series 2019 B (A/A1)
2,930,000	5.000	02/15/2023	3,268,093
915,000	5.000	02/15/2024	1,050,557
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (CCC+/Ca)
12,975,000	5.125	06/01/2024	12,992,516
3,230,000	5.375	06/01/2024	3,243,114
City of Columbus Various Purpose Unlimited Tax Bonds Series 2018 A (AAA/Aaa)
4,545,000	5.000	04/01/2020	4,588,496
10,260,000	5.000	04/01/2022	11,146,464
5,000,000	5.000	04/01/2023	5,621,650
Cleveland Airport Various Purpose GO Refunding Bonds Series 2015 (AA+/A1)
1,455,000	5.000	12/01/2020	1,506,289
County of Montgomery Ohio Hospital Facilities RB Refunding for Miami Valley Hospital Series 2019 A (A/Baa1)
1,950,000	5.000	11/15/2024	2,273,017
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
1,750,000	5.000	02/15/2023	1,907,535
3,000,000	5.000	02/15/2024	3,349,770
1,500,000	5.000	02/15/2025	1,712,955
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB-/NR)
435,000	4.000	01/01/2020	435,000
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (BB+/Ba1)
1,075,000	2.875	02/01/2026	1,090,942
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (BB+/Ba1)
2,695,000	2.875	02/01/2026	2,734,967
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 D (BBB+/NR)(b)(c)
5,000,000	1.900	10/01/2024	5,023,300
Ohio State GO Refunding Bonds for Higher Education Series 2014 B (AA+/Aa1)
7,460,000	5.000	08/01/2023	8,478,439
Ohio State Higher Education GO Bonds for Federally Taxable Build America Bonds Series 2010 E (AA+/Aa1)
2,710,000	4.461	08/01/2022	2,882,519

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio State Highway Capital Improvement GO Bonds Series 2012 Q (AAA/Aa1)(a)
$1,685,000	5.000%	05/01/2022	$ 1,837,627
Ohio State RB for Department of Transportation Series 2019-1 (AA/Aa2)
1,000,000	5.000	12/15/2022	1,113,150
1,285,000	5.000	12/15/2023	1,476,118
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2018 C (A/A2)(b)(c)
15,100,000	5.000	09/15/2021	16,012,342
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2018 D (A/A2)(b)(c)
11,775,000	5.000	09/15/2023	13,261,123
Ohio State Third Frontier Research & Development GO Bonds Series 2013 A (AA+/Aa1)(a)
7,400,000	4.000	05/01/2021	7,686,972
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (A-/NR)
8,250,000	3.250	11/01/2022	8,617,372
Revere Local School District School Facilities Improvement GO Unlimited Bonds Series 2017 a (NR/Aa1)(a)
1,240,000	5.000	06/01/2022	1,356,300
University of Toledo General Receipts RB Series 2011 B (A/A1)(a)
355,000	5.000	06/01/2021	374,585
Winton Woods City School District Class Room Facilities GO Unlimited Bonds Series 2017 A (SD CRED PROG) (AA/Aa2)(a)
2,805,000	5.000	05/01/2022	3,059,077

			135,330,523

Oklahoma – 0.1%
Cleveland County Educational Facilities Authority RB for Norman Public Schools Project Series 2019 (A+/NR)
1,375,000	5.000	06/01/2021	1,447,682
1,880,000	5.000	06/01/2022	2,047,301
Oklahoma County Independent School District No. 1 Combined Purpose GO Bonds for Putnam City Board of Education District Series 2016 (A+/NR)
2,900,000	2.000	01/01/2021	2,922,591
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
500,000	5.000	08/15/2022	541,220
500,000	5.000	08/15/2023	556,160
500,000	5.000	08/15/2024	570,450
Oklahoma Turnpike Authority RB Refunding Second Senior Series 2017 D (AA-/Aa3)
2,765,000	4.000	01/01/2023	2,998,698

			11,084,102

Oregon – 1.3%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO Refunding Bonds Series 2007 (AGM) ( SCH BD GTY) (NR/Aa1)
2,000,000	5.000	06/15/2020	2,035,180
City of Portland RB Refunding for Sewer System First Lien Series 2015 A (AA+/Aa1)
30,030,000	5.000	06/01/2020	30,516,186
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
995,000	4.000	03/01/2021	1,016,323
385,000	5.000	03/01/2023	417,040
200,000	5.000	03/01/2024	220,690
200,000	5.000	03/01/2025	224,640

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)
Lane County Oregon Springfield School District No. 19 GO Refunding Bonds Series 2015 (SCH BD GTY) (AA+/Aa1)(e)
$3,740,000	0.000%	06/15/2020	$ 3,718,420
3,780,000	0.000	06/15/2021	3,706,933
Oregon Health & Science University RB Refunding for Oregon Health & Science University Obligated Group Series 2019 A (AA-/Aa3)
465,000	4.000	07/01/2020	471,631
600,000	5.000	07/01/2021	634,590
850,000	5.000	07/01/2022	931,532
950,000	5.000	07/01/2023	1,074,022
Oregon State Business Development Commission RB for Intel Corp. Project Series 2010 232 (A+/A1)(b)(c)
13,050,000	2.400	08/14/2023	13,508,707
Portland Community College District GO Unlimited Bonds Series 2013 (AA+/Aa1)
6,930,000	5.000	06/15/2025	7,831,247
Portland Oregon Community College District GO Bonds Series 2018 (AA+/Aa1)
10,240,000	4.000	06/15/2020	10,374,758
12,520,000	4.000	06/15/2021	13,048,219
Portland Oregon Community College District GO Refunding Bonds Series 2016 (AA+/Aa1)
1,500,000	5.000	06/15/2020	1,526,445
1,900,000	5.000	06/15/2021	2,007,426
2,300,000	5.000	06/15/2022	2,518,477
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aaa)
2,130,000	5.000	04/01/2022	2,315,523
State of Oregon GO Bonds Series 2018 A (AA+/Aa1)
5,480,000	4.000	05/01/2020	5,532,498

			103,630,487

Pennsylvania – 3.6%
Abington School District GO Bonds Series 2017 (ST AID WITHHLDG) (AA/NR)
1,375,000	5.000	10/01/2021	1,464,664
1,950,000	5.000	10/01/2022	2,154,906
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
2,250,000	5.000	04/01/2022	2,425,635
2,250,000	5.000	04/01/2023	2,501,550
4,000,000	5.000	04/01/2024	4,570,760
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A+/A1)
745,000	5.000	07/15/2020	760,206
1,770,000	5.000	07/15/2021	1,871,598
1,900,000	5.000	07/15/2022	2,080,025
1,475,000	5.000	07/15/2023	1,666,322
Allentown City School District GO Bonds Series 2019 (ST AID WITHHLDG) (NR/NR)
4,250,000	2.050	01/02/2020	4,250,000
Bethlehem Area School District Authority School RB Refunding for Bethlehem Area School District Refunding Project Series 2018 (ST AID WITHHLDG) (NR/A1)(b)
	(1 Mo. LIBOR + 0.48%),
5,990,000	1.734	11/01/2021	5,991,857
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
545,000	5.000	10/01/2022	588,562
760,000	5.000	10/01/2023	841,183

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Butler County Hospital Authority RB for Health System Project Series 2015 A (A+/Baa1)
$265,000	4.000%	07/01/2020	$ 268,159
1,000,000	4.000	07/01/2021	1,035,590
City of Philadelphia GO Bonds Series 2016 F (ST AID WITHHLDG) (A+/A2)
4,000,000	5.000	09/01/2020	4,098,920
4,000,000	5.000	09/01/2021	4,243,040
City of Philadelphia GO Bonds Series 2019 A (ST AID WITHHLDG) (A+/A2)
645,000	5.000	09/01/2022	707,004
610,000	5.000	09/01/2023	687,153
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
325,000	4.000	08/01/2020	329,768
1,270,000	5.000	08/01/2021	1,340,472
1,125,000	5.000	08/01/2022	1,221,446
Commonwealth Financing Authority Taxable RB Series 2005 A (NATL-RE) (A/A1)
2,050,000	5.380	06/01/2021	2,099,528
Commonwealth Financing Authority Taxable RB Series 2006 C (AGM) (AA/A1)
5,415,000	5.114	06/01/2021	5,569,815
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A/A1)
950,000	5.000	06/01/2020	964,193
2,250,000	5.000	06/01/2023	2,511,405
County of Lehigh Purpose Authority RB Refunding for Lehigh Valley Health Network Obligated Group Series 2019 A (A+/A2)
535,000	5.000	07/01/2022	584,097
700,000	5.000	07/01/2023	787,542
1,680,000	5.000	07/01/2024	1,943,206
Cumberland County Municipal Authority RB Refunding for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
1,000,000	4.000	01/01/2020	1,000,000
Delaware River Port Authority RB Refunding Series 2018 B (A+/A2)
4,050,000	5.000	01/01/2020	4,050,000
5,520,000	5.000	01/01/2021	5,734,010
5,000,000	5.000	01/01/2022	5,383,450
General Authority of Southcentral Pennsylvania WellSpan Health Obligation Group RB Refunding Series 2019 B (AA-/Aa3)(b)
(SIFMA Municipal Swap Index Yield + 0.60%),
15,000,000	2.210	06/01/2024	14,995,800
Lancaster School District GO Refunding Bonds Series 2019 B (AGM) (ST AID WITHHLDG) (AA/NR)
300,000	4.000	06/01/2021	311,502
520,000	4.000	06/01/2022	553,197
Lehigh County Industrial Development Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 08/15/17 Series 2016 B (A/A1)(b)(c)
9,000,000	1.800	08/15/2022	9,098,730
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A/A2)
600,000	5.000	09/01/2022	658,338
550,000	5.000	09/01/2023	622,303
625,000	5.000	09/01/2024	726,606
Montgomery County IDA Pollution Control RB Refunding for PECO Energy Company Project Series 1999 B (BBB+/Baa2)(b)(c)
30,425,000	2.500	04/01/2020	30,519,317
Pennsylvania Economic Development Financing Authority RB for Solid Waste Disposal Project Series 2009 (A-/NR)(b)(c)
12,265,000	2.800	12/01/2021	12,620,440
Pennsylvania State Commonwealth GO Bonds First Series 2012 (A+/Aa3)(a)
6,530,000	5.000	06/01/2022	7,142,449

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania State Commonwealth GO Bonds Second Series 2015 (A+/Aa3)
$2,175,000	5.000%	08/15/2020	$ 2,227,243
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2015 (A+/Aa3)
8,115,000	5.000	08/15/2020	8,309,922
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (A+/Aa3)
13,720,000	5.000	09/15/2020	14,093,870
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2017 (A+/Aa3)
33,455,000	5.000	01/01/2023	37,202,295
Pennsylvania State Commonwealth GO Refunding Bonds Second Series 2016 (A+/Aa3)
4,500,000	5.000	01/15/2022	4,846,095
Pennsylvania State GO Bonds First Refunding Series 2015 (AGM-CR) (AA/Aa3)
5,000,000	5.000	08/15/2022	5,506,800
Pennsylvania Turnpike Commission RB Refunding Series 2018 B (A+/A1)(d)
(SIFMA Municipal Swap Index Yield + 0.70%),
11,750,000	2.310	12/01/2023	11,827,902
Pennsylvania Turnpike Commission RB Refunding Subordinate Series 2016 A (AA/Aa3)
1,000,000	5.000	12/01/2022	1,111,370
Pennsylvania Turnpike Commission RB Series 2014 B-1 (A+/A1)(d)
(SIFMA Municipal Swap Index Yield + 0.88%),
7,000,000	2.490	12/01/2020	7,021,000
Pennsylvania Turnpike Commission RB Subordinate Series 2015 B (A/A3)(a)
1,400,000	5.000	12/01/2020	1,449,994
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
1,000,000	5.000	07/01/2020	1,015,730
4,000,000	5.000	07/01/2022	4,301,560
1,750,000	5.000	07/01/2023	1,929,725
Pittsburgh & Allegheny County Sports & Exhibition Authority RB for Parking System Series 2017 (A/NR)
365,000	4.000	12/15/2020	374,307
600,000	4.000	12/15/2021	630,138
280,000	5.000	12/15/2022	308,843
Pittsburgh Water & Sewer Authority First Lien RB Refunding Series 2017 C (AGM) (AA/A2)(b)
	(1 Mo. LIBOR + 0.64%),
10,000,000	1.890	12/01/2020	10,003,100
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (A/A3)
500,000	5.000	09/01/2020	512,670
500,000	5.000	09/01/2021	531,320
250,000	5.000	09/01/2022	274,722
270,000	5.000	09/01/2023	306,013
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (AA/A2)
250,000	5.000	09/01/2024	291,872
Scranton School District GO Refunding Bonds Series 2017 A (ST AID WITHHLDG) (A+/A2)
645,000	5.000	06/01/2020	653,695
680,000	5.000	06/01/2021	711,246
Westmoreland County Municipal Authority RB Series 2013 (A+/A1)(a)
1,965,000	5.000	08/15/2023	2,235,227

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
York Suburban School District GO Refunding Bonds Series 2019 A (BAM) (ST AID WITHHLDG) (AA/NR)
$1,075,000	4.000%	02/15/2022	$ 1,134,200
2,745,000	4.000	02/15/2023	2,964,024
2,070,000	4.000	02/15/2024	2,279,939

			277,029,570

Puerto Rico – 1.6%
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2002 A (FGIC) (NR/WR)(i)
581,950	5.500	07/01/2017	522,446
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(d)
	(3 Mo. LIBOR + 0.52%),
54,710,000	1.926	07/01/2029	54,026,125
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 C (COMWLTH GTD) (CC/WR)(i)
654,385	5.500	07/01/2016	487,517
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (NR/Ca)(c)
1,000,000	10.000	07/01/2035	1,056,190
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (COMWLTH GTD) (NR/Ca)(b)(i)
10,835,000	10.000	07/01/2034	10,428,688
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(e)
22,208,000	0.000	07/01/2024	19,491,962
21,461,000	0.000	07/01/2027	17,136,394
10,310,000	0.000	07/01/2029	7,650,432
439,000	0.000	07/01/2031	301,404
494,000	0.000	07/01/2033	314,273
4,705,000	0.000	07/01/2046	1,260,516
3,833,000	0.000	07/01/2051	748,087
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,862,000	4.329	07/01/2040	1,887,546
56,000	4.536	07/01/2053	57,225
747,000	4.784	07/01/2058	775,864
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
362,000	4.500	07/01/2034	386,279
183,000	4.550	07/01/2040	189,464
1,345,000	4.750	07/01/2053	1,404,207
3,400,000	5.000	07/01/2058	3,607,502

			121,732,121

Rhode Island – 0.2%
Providence Public Building Authority RB for Capital Improvement Program Project Series 2017 A (BBB/Baa2)
200,000	5.000	09/15/2020	204,922
1,210,000	5.000	09/15/2021	1,280,374
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for Brown University Issue Series 2012 (AA+/Aa1)
4,820,000	5.000	09/01/2021	5,136,771
4,970,000	5.000	09/01/2022	5,490,458
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (MUN GOVT GTD) (NR/Aa3)
815,000	4.000	05/15/2020	823,101
820,000	5.000	05/15/2021	857,523
1,415,000	5.000	05/15/2022	1,526,205

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Rhode Island – (continued)
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2015 B (BBB+/NR)
$4,110,000	2.250%	06/01/2041	$ 4,119,864

			19,439,218

South Carolina – 0.9%
Berkeley County School District GO Unlimited Bonds Series 2014 A (SCSDE) (AA/Aa1)
4,950,000	3.000	03/01/2026	5,288,679
Charleston County School District GO Bonds Series 2018 (SCSDE) (NR/Aa1)
2,180,000	5.000	03/01/2021	2,278,056
5,575,000	5.000	03/01/2022	6,041,516
4,015,000	5.000	03/01/2023	4,501,899
City of Charleston RB for Waterworks & Sewer System Capital Improvement Series 2006 B (AAA/Aaa)(b)
	(1 Mo. LIBOR + 0.37%),
10,000,000	1.633	01/01/2022	10,013,600
County of Charleston GO Bonds for Transportation Sales Tax Series 2011 (ST AID WITHHLDG) (AAA/Aaa)(a)
4,925,000	4.000	11/01/2021	5,187,305
County of Charleston GO Refunding Bonds for Transportation Sales Tax Series 2013 (AAA/Aaa)
10,005,000	5.000	11/01/2021	10,716,556
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A/A2)
1,050,000	3.056	12/01/2023	1,073,646
South Carolina Public Service Authority Santee Cooper RB Series 2016 D (A/A2)
6,756,000	2.388	12/01/2023	6,770,931
South Carolina Transportation Infrastructure Bank RB Refunding Series 2013 B (A/Aa3)(b)
	(1 Mo. LIBOR + 0.45%),
16,360,000	1.595	10/01/2022	16,377,669

			68,249,857

South Dakota – 0.1%
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
1,000,000	4.000	01/01/2020	1,000,000
1,055,000	5.000	01/01/2021	1,094,404
570,000	5.000	01/01/2022	612,442
South Dakota Health & Educational Facilities Authority RB Refunding for Avera Health Obligated Group Series 2019 A (AA-/A1)(b)(c)
3,700,000	5.000	07/01/2024	4,234,391

			6,941,237

Tennessee – 1.4%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
1,000,000	5.000	08/01/2025	1,176,130
City of Memphis RB Refunding for Sanitary Sewerage System Series 2018 (AA+/Aa2)
2,980,000	5.000	10/01/2020	3,066,331
City of Murfreesboro GO Bonds Series 2018 (AA/Aa1)
2,720,000	5.000	06/01/2021	2,869,681
2,400,000	5.000	06/01/2022	2,621,376
County of Rutherford GO Bonds for School Series 2017 (AA+/Aa1)
3,070,000	5.000	04/01/2022	3,335,985

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – (continued)
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
$2,500,000	5.000%	07/01/2020	$ 2,545,325
3,500,000	5.000	07/01/2021	3,683,015
Hamilton County GO Bonds Series 2018 A (AAA/Aaa)
6,185,000	5.000	04/01/2020	6,244,191
7,860,000	5.000	04/01/2022	8,546,492
Knox County Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2017 (BBB/NR)
350,000	5.000	04/01/2020	352,828
750,000	4.000	04/01/2021	771,037
1,420,000	5.000	04/01/2022	1,520,721
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2013 A (AA/Aa2)
9,625,000	5.000	01/01/2023	10,730,239
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2015 C (AA/Aa2)
5,500,000	5.000	07/01/2023	6,232,215
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2018 (AA/Aa2)
22,625,000	5.000	07/01/2022	24,795,190
17,955,000	5.000	07/01/2023	20,345,349
Metropolitan Government of Nashville & Davidson County GO Refunding Bonds Series 2010 D (AA/Aa2)
6,960,000	5.000	07/01/2022	7,093,841

			105,929,946

Texas – 8.0%
Alamo Community College District GO Refunding Bonds Series 2017 (AAA/Aaa)
6,445,000	3.000	08/15/2022	6,756,229
Arlington Higher Education Finance Corp. RB for Riverwalk Education Foundation, Inc. Series 2019 (PSF-GTD) (AAA/NR)
375,000	5.000	08/15/2021	397,744
350,000	5.000	08/15/2022	383,757
325,000	5.000	08/15/2023	367,477
325,000	5.000	08/15/2024	377,998
400,000	5.000	08/15/2025	476,296
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (BBB-/NR)
500,000	5.000	01/01/2020	500,000
500,000	5.000	01/01/2021	516,505
465,000	5.000	01/01/2022	493,630
750,000	5.000	01/01/2023	816,413
Board of Regents of the University of Texas System RB Refunding Series 2017 C (AAA/Aaa)
10,400,000	5.000	08/15/2023	11,830,520
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 B (A-/Baa1)(b)(c)
7,500,000	5.000	01/07/2021	7,629,600
Central Texas Regional Mobility Authority RB Senior Lien Series 2011 (A-/Baa1)(a)
5,455,000	6.000	01/01/2021	5,715,313
Central Texas Regional Mobility Authority Subordinate Lien RB Series 2018 (BBB+/Baa2)
3,500,000	4.000	01/01/2022	3,630,935
City of Austin RB for Airport System Series 2019 B (AMT) (A/A1)
1,000,000	5.000	11/15/2023	1,135,990
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (AA/NR)
135,000	4.000	08/15/2023	144,670
140,000	4.000	08/15/2024	152,127

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)(e)
$70,000	0.000%		09/01/2020	$ 68,457
70,000	0.000		09/01/2021	66,058
70,000	0.000		09/01/2022	63,593
70,000	0.000		09/01/2023	61,142
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
685,000	0.000	(e)	09/01/2020	676,842
685,000	0.000	(e)	09/01/2021	663,381
685,000	0.000	(e)	09/01/2022	649,096
405,000	4.000		09/01/2023	436,120
City of Houston RB Refunding for Airport System Subordinate Lien Series 2012 A (AMT) (A+/NR)
2,700,000	5.000		07/01/2029	2,922,804
City of Houston RB Refunding for Combined Utility System Series 2011 A (AA/NR)(a)
24,305,000	5.250		11/15/2020	25,183,140
City of Houston RB Refunding for Combined Utility System Series 2018 C (AA/Aa2)(b)
	(1 Mo. LIBOR + 0.36%),
12,500,000	1.614		08/01/2021	12,512,625
City of Houston RB Refunding for Combined Utility System Series 2019 C (AA/Aa2)
6,000,000	1.716		11/15/2022	5,961,300
5,000,000	1.746		11/15/2023	4,946,200
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (BBB+/NR)
200,000	5.000		08/15/2020	204,502
50,000	5.000		08/15/2021	52,899
65,000	5.000		08/15/2022	71,005
75,000	5.000		08/15/2023	84,350
City of San Antonio RB for Electric & Gas Systems Junior Lien Series 2015 D (AA-/Aa2)(b)(c)
18,500,000	3.000		12/01/2020	18,792,300
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2015 A (AA-/Aa2)(b)(c)
27,875,000	1.750		12/01/2024	28,346,924
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2015 C (AA-/Aa2)(b)(c)
32,200,000	1.750		12/01/2024	32,603,144
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2018 (AA-/Aa2)(b)(c)
5,200,000	2.750		12/01/2022	5,412,888
City of San Antonio Water System Junior Lien RB Refunding Series 2014 B (AA/Aa2)(b)(c)
5,750,000	2.000		11/01/2022	5,841,827
City of Southlake GO Refunding Bonds Series 2019 (AAA/NR)
4,020,000	5.000		02/15/2021	4,195,312
Colorado River Municipal Water District RB Series 2011 (AA-/Aa3)(a)
2,000,000	5.000		01/01/2021	2,077,940
County of Bexar GO Bonds Certificates of Obligation Series 2013 B (AAA/Aaa)(a)
37,200,000	5.125		06/15/2023	42,309,420
County of Dallas GO Bonds Series 2016 (AAA/Aaa)
1,000,000	5.000		08/15/2020	1,024,140
Cypress-Fairbanks Independent School District GO Bonds for School Building Series 2017 A-3 (PSF-GTD) (AAA/Aaa)(b)(c)
9,325,000	3.000		08/17/2020	9,422,819

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A1)
$5,005,000	5.000%	11/01/2023	$ 5,169,564
Denton Independent School District Unlimited Tax Building GO Bonds Series 2014 B (PSF-GTD) (AAA/NR)(b)(c)
5,000,000	2.000	08/01/2024	5,131,700
Dickinson Independent School District GO Bonds Series 2013 (PSF-GTD) (AAA/Aaa)(b)(c)
5,000,000	1.350	08/02/2021	5,005,450
Fort Bend Independent School District GO Bonds Series 2019 A (PSF-GTD) (AAA/NR)(b)(c)
5,000,000	1.950	08/01/2022	5,075,500
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2019 A (A+/A1)
860,000	5.000	12/01/2020	889,593
1,800,000	5.000	12/01/2021	1,928,124
2,000,000	5.000	12/01/2022	2,213,620
2,500,000	5.000	12/01/2023	2,851,875
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2019 B-1 (A+/A1)(b)(c)
7,500,000	5.000	12/01/2022	8,280,825
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(d)
(SIFMA Municipal Swap Index Yield + 1.05%),
5,685,000	2.660	06/01/2024	5,810,354
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Children’s Hospital Obligated Group, Series 2019 B (AA/Aa2)(b)(c)
5,000,000	5.000	10/01/2024	5,838,900
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(d)
	(3 Mo. LIBOR + 0.67%),
35,145,000	1.950	08/15/2035	33,653,446
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
85,000	3.000	09/01/2020	85,874
90,000	3.000	09/01/2021	92,146
90,000	3.000	09/01/2022	93,121
95,000	3.000	09/01/2023	99,191
Houston Independent School District Limited Tax Schoolhouse GO Bonds Series 2013 B (PSF-GTD) (AAA/Aaa)(b)(c)
4,935,000	2.400	06/01/2021	5,012,035
Houston Independent School District Limited Tax Schoolhouse GO Bonds Series 2014 A-1B (PSF-GTD) (AAA/Aaa)(b)(c)
4,520,000	2.200	06/01/2020	4,536,588
Kaufman County Fresh Water Supply District No. 1 Refunding for Road Series 2016 C (AGM) (AA/NR)
390,000	3.000	09/01/2020	393,209
310,000	3.000	09/01/2021	317,803
330,000	3.000	09/01/2022	342,497
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(a)(e)
30,275,000	0.000	08/15/2024	9,890,829
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2015 A (PSF-GTD) (AAA/NR)(e)
1,500,000	0.000	08/15/2020	1,488,705
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2016 (PSF-GTD) (AAA/NR)(e)
5,000,000	0.000	08/16/2021	4,899,250
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2011A (A/A1)
3,130,000	5.000	05/15/2023	3,290,663

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Mansfield Independent School District GO Bonds Series 2012 (PSF-GTD) (NR/Aaa)(b)(c)
$8,250,000	2.500%	08/01/2021	$ 8,400,150
Metropolitan Transit Authority of Harris County Sales and Use Tax Contractual Obligations RB Series 2018 (AAA/Aa2)
3,000,000	5.000	11/01/2022	3,321,150
1,000,000	5.000	11/01/2023	1,142,740
Midway Independent School District/McLennan County GO Refunding Bonds Capital Appreciation Series 2000 (PSF-GTD) (NR/Aaa)(e)
5,705,000	0.000	08/15/2020	5,663,068
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (BB+/Ba1)
770,000	4.000	04/01/2020	771,794
810,000	4.000	04/01/2021	819,194
855,000	4.000	04/01/2022	871,339
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Project Series 2014 A (AGM) (AA/A2)
170,000	4.000	04/01/2020	170,932
400,000	4.000	04/01/2021	411,224
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BB/B2)
300,000	4.000	04/01/2020	300,153
620,000	4.000	04/01/2021	621,463
North East Independent School District Unlimited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)(b)(c)
5,000,000	2.375	08/01/2022	5,127,900
North Texas Tollway Authority RB Refunding First Tier Series 2010 (A+/A1)(a)
5,060,000	6.000	01/01/2021	5,304,044
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
1,000,000	5.000	01/01/2024	1,109,820
North Texas Tollway Authority System RB Refunding First Tier Series 2014 A (A+/A1)
2,065,000	5.000	01/01/2020	2,065,000
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A+/A1)
1,530,000	5.000	01/01/2022	1,646,127
Northside Texas Independent School District Unlimited Tax School Building GO Bonds Series 2017 (PSF-GTD) (AAA/Aaa)(b)(c)
15,000,000	1.450	06/01/2020	15,006,600
Pasadena Independent School District GO Bonds Series 2015 B (PSF-GTD) (AAA/Aaa)(b)(c)
3,845,000	1.500	08/15/2024	3,864,725
Pflugerville Independent School District Unlimited Tax School Building GO Bonds Series 2019 B (PSF-GTD) (AAA/Aaa)(b)(c)
7,500,000	2.500	08/15/2023	7,800,900
Plano Independent School District Unlimited Tax Refunding Bonds Series 2016 B (PSF-GTD) (AAA/Aaa)
10,580,000	5.000	02/15/2020	10,627,822
Round Rock Independent School District GO Refunding Bonds Series 2019 B (AAA/Aaa)
2,485,000	4.000	08/01/2023	2,732,705
Round Rock Independent School District Unlimited Tax GO Bonds for School Building RMKT 08/01/16 Series 2015 (PSF-GTD) (AAA/Aaa)(b)(c)
17,570,000	1.500	08/01/2021	17,572,460
San Antonio Water System Junior Lien RB Series 2019 A (AA/Aa2)(b)(c)
15,000,000	2.625	05/01/2024	15,783,300
State of Texas Anticipation Notes Series 2019 (SP-1+/MIG1)
75,000,000	4.000	08/27/2020	76,400,250

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for CHRISTUS Health Obligation Group Series 2018 A (A+/A1)
$3,500,000	5.000%	07/01/2020	$ 3,563,980
2,200,000	5.000	07/01/2021	2,319,746
1,750,000	5.000	07/01/2022	1,903,825
Tarrant Regional Water District RB Refunding for Water Control & Improvement District Series 2015 (AAA/NR)
6,025,000	5.000	03/01/2021	6,298,113
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(d)
	(3 Mo. LIBOR + 0.70%),
11,000,000	1.969	12/15/2026	10,993,510
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A-/A2)(d)
(SIFMA Municipal Swap Index Yield + 0.55%),
10,440,000	2.160	09/15/2027	10,324,742
Texas Transportation Commission Central Turnpike System RB First Tier Series 2002 A (AMBAC) (A/A3)(e)
6,950,000	0.000	08/15/2023	6,549,194
Texas Transportation Commission Central Turnpike System RB Refunding Series 2015 A (A/A3)(b)(c)
5,000,000	5.000	04/01/2020	5,044,400
Texas Transportation Commission Highway Improvement GO Bonds Series 2016 (AAA/Aaa)
6,925,000	5.000	04/01/2022	7,528,167
Texas University System Financing RB Refunding Series 2017 A (AA/Aa2)
1,800,000	5.000	03/15/2020	1,813,878
1,800,000	5.000	03/15/2021	1,882,548
Tomball Independent School District Unlimited Tax School Building GO Bonds Series 2014 B-3 (PSF-GTD) (AAA/Aaa)(b)(c)
11,650,000	1.350	08/15/2022	11,622,622
University Houston Consolidated RB Refunding Series 2017 C (AA/Aa2)
6,355,000	5.000	02/15/2022	6,870,454
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
37,000	4.000	12/01/2021	38,064

			622,654,397

Utah – 0.1%
University of Utah RB General Series 2015 B (AA+/Aa1)
5,110,000	5.000	08/01/2023	5,803,785
University of Utah RB General Series 2016 B-1 (AA+/Aa1)
2,415,000	5.000	08/01/2023	2,742,885
Washington County School District Board of Education GO Refunding Bonds Series 2019 (SCH BD GTY) (AAA/Aaa)
2,510,000	5.000	03/01/2022	2,718,932

			11,265,602

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency RB Refunding for The University of Vermont Medical Center Project Series 2016 A (A/A2)
400,000	4.000	12/01/2020	410,224
350,000	5.000	12/01/2021	374,567

			784,791

Virgin Islands – 0.0%
Virgin Islands Public Finance Authority Grant Anticipation RB for Federal Highway Grant Anticipation Revenue Loan Note Series 2015 (A/NR)(f)
825,000	5.000	09/01/2020	839,784
2,015,000	5.000	09/01/2021	2,103,076

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virgin Islands – (continued)
Virgin Islands Public Finance Authority Gross Receipts Taxes Loan NT RB Series 2012 A (AGM-CR) (AA/A2)
$235,000	4.000%	10/01/2022	$ 245,272
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (B/NR)
280,000	4.000	10/01/2022	275,447

			3,463,579

Virginia – 3.6%
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (BBB/Baa2)
21,510,000	5.000	11/01/2023	24,381,585
Chesapeake Economic Development Authority RB Refunding for Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(b)(c)
2,250,000	1.900	06/01/2023	2,280,622
City of Alexandria GO Refunding Bonds Series 2017 D (ST AID WITHHLDG) (AAA/Aaa)
355,000	5.000	07/01/2022	389,513
County of Arlington GO Bonds for Public Improvement Series 2013 A (AAA/Aaa)(a)
2,930,000	4.000	08/01/2021	3,062,524
County of Arlington GO Bonds Series C (ST AID WITHHLDG) (AAA/Aaa)(a)
9,665,000	5.000	02/15/2021	10,082,045
County of Fairfax RB for Sewer Series 2012 (AAA/Aaa)(a)
9,220,000	4.500	07/15/2021	9,695,291
Fairfax County GO Bonds for Virginia Public Improvement Series 2018 A (ST AID WITHHLDG) (AAA/Aaa)
10,255,000	4.000	10/01/2021	10,781,902
Fairfax County GO Refunding Bonds for Virginia Public Improvement Series 2016 A (ST AID WITHHLDG) (NR/Aaa)(a)
8,450,000	5.000	10/01/2021	9,017,671
Fairfax County Industrial Development Authority RB Refunding for Inova Health System Obligated Group Series 2018 B-1 (AA+/Aa2)(b)(c)
24,350,000	5.000	05/15/2021	25,610,356
Franklin County Industrial Development Authority RB for Virginia Public Facility Series 2018 (AA/A1)
5,000,000	3.000	10/15/2023	5,063,050
Hampton Roads Transportation Accountability Commission RB Series 2019 A (A+/Aa3)
34,340,000	5.000	07/01/2022	37,571,394
Henry County Industrial Development Authority Grant Anticipation RB Series 2019 B (A+/A1)
5,590,000	2.000	11/01/2023	5,637,627
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(b)(c)
1,325,000	1.900	06/01/2023	1,339,906
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 C (BBB+/A2)(b)(c)
2,550,000	1.800	04/01/2022	2,563,439
Peninsula Ports Authority of Virginia Coal Terminal RB Refunding for Dominion Terminal Associates Project Series 2003 (BBB/Baa2)(b)(c)
2,400,000	1.700	10/01/2022	2,397,168
Virginia College Building Authority Education Facilities RB Series 2014 A (AA+/Aa1)(a)
7,880,000	4.000	02/01/2024	8,795,420
Virginia College Building Authority RB for 21st Century College and Equipment Programs Series 2014 A (AA+/Aa1)
2,925,000	5.000	02/01/2020	2,933,921
Virginia Commonwealth Transportation Board Federal Transportation Grant Anticipation RB Series 2013 A (AA+/Aa1)(a)
5,225,000	5.000	03/15/2023	5,870,967

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Virginia Commonwealth Transportation Board RB for Transportation Capital Project Series 2011 (ST APPROP) (AA+/Aa1)(a)
$4,070,000	5.250%	05/15/2021	$ 4,301,298
Virginia Commonwealth Transportation Board RB For Transportation Capital Project Series 2012 (AA+/Aa1)(a)
9,365,000	5.000	05/15/2022	10,227,329
Virginia Commonwealth Transportation Board RB for Transportation Capital Project Series 2017 (AA+/Aa1)
1,230,000	5.000	05/15/2022	1,341,991
Virginia Commonwealth Transportation Board RB for Transportation Capital Project Series 2017 (ST APPROP) (AA+/Aa1)(a)
19,850,000	5.000	05/15/2021	20,910,982
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2014 B (AA+/Aa1)
11,680,000	5.000	05/15/2020	11,847,725
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2016 C (AA+/Aa1)
2,285,000	5.000	05/15/2023	2,578,531
Virginia Electric and Power Company Industrial Development Authority of Wise County RB for Solid Waste and Sewage Disposal RMKT 08/13/15 Series 2009 A (BBB+/A2)(b)(c)
6,000,000	2.150	09/01/2020	6,033,000
Virginia Electric and Power Company Industrial Development Authority of Wise County RB for Solid Waste and Sewage Disposal RMKT 11/02/15 Series 2010 A (BBB+/A2)(b)(c)
4,500,000	1.875	06/01/2020	4,510,350
Virginia Housing Development Authority RB for Rental Housing Series 2018 E (AA+/Aa1)
6,405,000	2.500	12/01/2022	6,408,779
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (AA+/Aa1)
4,500,000	1.400	12/01/2023	4,504,140
Virginia Public School Authority RB Series 2019 VII (AA+/Aa1)
9,920,000	5.000	04/15/2020	10,030,906
10,890,000	5.000	04/15/2021	11,439,618
Virginia Resources Authority Infrastructure and State Moral Obligation RB for Pooled Financing Program Series 2014 C (AMT) (AAA/NR)
3,750,000	5.000	11/01/2021	4,019,550
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2019 (AMT) (BBB/NR)
6,000,000	5.000	01/01/2044	6,358,620
Virginia State Public Building Authority RB for Public Facilities Series 2011 A (AA+/Aa1)(a)
5,375,000	5.000	08/01/2021	5,706,315
Virginia State Public Building Authority RB Refunding for Public Facilities Series 2013 B (AA+/Aa1)
1,000,000	5.000	08/01/2020	1,022,740
York County Economic Development Authority Pollution Control RB Refunding for Virginia Electric & Power Co. Project Series 2009 A (BBB+/A2)(b)(c)
4,250,000	1.900	06/01/2023	4,304,698

			283,020,973

Washington – 2.9%
City of Seattle RB for Municipal Light & Power Series 2015 A (AA/Aa2)
5,545,000	5.000	05/01/2021	5,832,231
City of Seattle RB Refunding for Municipal Light & Power Improvement Series 2012 A (AA/Aa2)
10,325,000	5.000	06/01/2020	10,491,336
King County Junior Lien Sewer RB Series 2012 (AA/Aa2)(b)(c)
11,600,000	2.600	12/01/2021	11,738,156

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
King County School District No. 405 GO Bonds Series 2011 (SCH BD GTY) (AA+/Aaa)(a)
$5,000,000	5.000%	06/01/2021	$ 5,275,850
King County School District No. 415 GO Bonds Series 2019 (SCH BD GTY) (NR/Aaa)
1,595,000	4.000	12/01/2020	1,637,108
Port of Seattle Intermediate Lien RB Series 2017 C (AMT) (A+/A1)
5,000,000	5.000	05/01/2020	5,061,550
Snohomish County Public Utility District No 1 Electric Generation System RB Refunding Series 1986 A (ETM) (NR/WR)(a)
11,000,000	5.000	01/01/2020	11,000,000
State of Washington GO Bonds Various Purpose Series 2011 B (AA+/Aaa)(a)
5,000,000	5.000	02/01/2021	5,208,300
State of Washington GO Unlimited Refunding Bonds Series R-2017 C (AA+/Aaa)
10,000,000	5.000	08/01/2022	10,993,400
University of Washington RB Series 2019 A (AA+/Aaa)(b)(c)
15,000,000	5.000	05/01/2022	16,007,100
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
1,300,000	5.000	08/01/2025	1,528,969
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
2,260,000	5.000	08/01/2025	2,658,054
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(b)(c)
12,295,000	5.000	08/01/2024	13,940,317
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(b)(c)
9,165,000	5.000	08/01/2025	10,588,324
Washington State Local Agency Real and Personal Property COPS Series 2019 D (NR/Aa1)
3,835,000	5.000	07/01/2024	4,472,262
Washington State Motor Vehicle Fuel Tax GO Bonds for SR 520 Corridor Program Toll Revenue Series 2012 C (AA+/Aaa)
1,685,000	5.000	06/01/2023	1,776,748
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2011 C (AA+/Aaa)
10,000,000	5.000	07/01/2022	10,194,300
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2013 B (AA+/Aaa)
5,000,000	5.000	07/01/2024	5,475,700
Washington State Various Purpose GO Bonds Series 2011 A (AA+/Aaa)(a)
17,845,000	5.000	08/01/2020	18,251,866
Washington State Various Purpose GO Bonds Series 2011 B (AA+/Aaa)(a)
10,000,000	5.250	02/01/2021	10,443,300
Washington State Various Purpose GO Bonds Series 2012 D (AA+/Aaa)(a)
17,375,000	5.000	02/01/2022	18,763,089
Washington State Various Purpose GO Bonds Series 2013 A (AA+/Aaa)
9,130,000	5.000	08/01/2020	9,336,612
Washington State Various Purpose GO Refunding Bonds Series R-2010B (AA+/Aaa)
10,570,000	5.000	01/01/2023	10,570,000
15,920,000	5.000	01/01/2024	15,920,000
Washington State Various Purpose GO Refunding Bonds Series R-2013C (AA+/Aaa)
6,500,000	5.000	07/01/2025	7,362,940

			224,527,512

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – 0.5%
State of West Virginia GO Bonds for State Road Series 2019 A (AA-/Aa2)
$7,830,000	5.000%	06/01/2023	$ 8,845,786
8,640,000	5.000	06/01/2025	10,345,622
8,860,000	5.000	12/01/2025	10,742,573
West Virginia Economic Development Authority RB for Appalachian Power Co. Project Series 2009 A (A-/Baa1)(b)(c)
2,900,000	2.625	06/01/2022	2,971,108
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2011 A (AMT) (A-/Baa1)(b)(c)
3,500,000	1.700	09/01/2020	3,502,940
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
385,000	5.000	01/01/2020	385,000
570,000	5.000	01/01/2021	589,847
540,000	5.000	01/01/2022	577,093
550,000	5.000	01/01/2023	605,622

			38,565,591

Wisconsin – 2.4%
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (BBB+/NR)
1,925,000	4.000	01/01/2026	2,158,810
2,000,000	4.000	01/01/2027	2,271,060
1,720,000	4.000	01/01/2028	1,970,243
1,790,000	4.000	01/01/2029	2,052,754
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (NR/Baa3)(e)
14,465,000	0.000	12/15/2027	10,946,244
State of Wisconsin Environmental Improvement Fund RB Series 2018 A (AAA/NR)
7,905,000	5.000	06/01/2022	8,644,118
State of Wisconsin GO Unlimited Bonds Series 2011 B (AA/Aa1)(a)
7,170,000	5.000	05/01/2021	7,537,463
State of Wisconsin GO Unlimited Bonds Series 2014 A (AA/Aa1)(a)
11,145,000	5.000	05/01/2022	12,127,543
State of Wisconsin GO Unlimited Refunding Bonds Series 2017 (AA/Aa1)
5,420,000	5.000	11/01/2021	5,807,530
Wisconsin Health & Educational Facilities Authority RB Refunding for Advocate Aurora Health Obligated Group Series 2018 C-4 (AA/Aa3)(b)
(SIFMA Municipal Swap Index Yield + 0.65%),
4,000,000	2.260	07/31/2024	4,041,840
Wisconsin Health & Educational Facilities Authority RB Refunding for Ascension Health Credit Group Series 2019 A (AA+/Aa2)
4,500,000	5.000	11/15/2020	4,649,310
1,875,000	5.000	11/15/2021	2,008,275
900,000	5.000	11/15/2022	997,110
4,455,000	5.000	11/15/2023	5,093,401
Wisconsin State GO Bonds Series 2014 B (AA/Aa1)
2,575,000	5.000	05/01/2021	2,709,080
Wisconsin State GO Bonds Series 2015 A (AA/Aa1)(a)
40,860,000	5.000	05/01/2023	45,966,683
Wisconsin State GO Bonds Series 2018 A (AA/Aa1)
16,090,000	5.000	05/01/2021	16,927,806
16,555,000	5.000	05/01/2022	18,049,916
9,495,000	5.000	05/01/2023	10,711,215

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin State GO Refunding Bonds Series 2013-1 (AA/Aa1)
$17,825,000	5.000%	05/01/2022	$ 19,434,598

			184,104,999

TOTAL MUNICIPAL BONDS (Cost $7,549,760,508)			$7,682,459,493

U.S. Treasury Obligation – 0.3%
U.S. Treasury Notes
$25,000,000	1.375%	02/15/2020	$ 24,989,258
(Cost $24,906,334)

TOTAL INVESTMENTS – 98.8% (Cost $7,574,666,842)			$7,707,448,751

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			91,542,644

NET ASSETS – 100.0%			$7,798,991,395

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2019.

(c)	Variable Rate Demand Instruments – rate shown is that which is in effect on December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Zero coupon bond until next reset date.

(h)	When-issued security.

(i)	Security is currently in default.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
SIFMA	— The Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
U.S.	— United States
USD	— United States Dollar
WR	— Withdrawn Rating

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2019, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at December 31, 2019(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.150%	Bank of America NA	03/20/2023	USD 5,000	$134,760	$(79,798)	$214,558
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.150	JPMorgan Chase Bank NA	03/20/2023	10,000	269,518	(159,595)	429,113

TOTAL						$404,278	$(239,393)	$643,671

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2019:

DYNAMIC MUNICIPAL INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Debt Obligations	$—	$7,699,799,651	$—
Corporate Bonds	—	6,431,340	—

Total	$—	$7,706,230,991	$—

Derivative Type

Assets(a)
Futures Contracts	$242,853	—	—
Credit Default Swap Contracts	—	85,823	—
Interest Rate Swap Contracts	—	11,104,857	—

Total	$—	$11,190,680	$—

HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Debt Obligations	$—	$8,778,833,890	$—
Corporate Bonds	—	21,086,960	—

Total	$—	$8,799,920,850	$—

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$2,237,979	$—
Interest Rate Swap Contracts	—	12,429,296	—

Total	$—	$14,667,275	$—

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Debt Obligations	$—	$7,682,459,493	$—
U.S Treasury Obligation	24,989,258	—	—

Total	$24,989,258	$7,682,459,493	$—

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$643,671	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — The Funds may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, these Funds would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.